UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08941

The Vantagepoint Funds
(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 962-4600

Date of fiscal year end:	12/31/09

Date of reporting period:	03/31/09

Item 1 (Schedule of Investments):   The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

March 31, 2009

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Low Duration Bond	2
Inflation Protected Securities	6
Asset Allocation	8
Equity Income	15
Growth & Income	19
Growth	22
Select Value	25
Aggressive Opportunities	28
Discovery	32
International	37
Diversified Assets	43
Core Bond Index	47
500 Stock Index	58
Broad Market Index	64
Mid/Small Company Index	88
Overseas Equity Index	111
Model Portfolio Savings Oriented	122
Model Portfolio Conservative Growth	123
Model Portfolio Traditional Growth	124
Model Portfolio Long-Term Growth	125
Model Portfolio All-Equity Growth	126
Milestone Retirement Income	127
Milestone 2010	128
Milestone 2015	129
Milestone 2020	130
Milestone 2025	131
Milestone 2030	132
Milestone 2035	133
Milestone 2040	134

Notes to the Schedules of Investments	135

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUND—100.0%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $478,116,396)	478,116,396	$478,116,396
TOTAL INVESTMENTS—100.0%
(Cost $478,116,396)		478,116,396
Other assets less liabilities—0.0%		(10,890)
NET ASSETS—100.0%		$478,105,506

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—43.7%
Banks—4.7%
Bank of America Corp.
4.875%	09/15/2012		$3,910,000	$3,531,610
4.875%	01/15/2013	†	1,000,000	896,038
4.375%	12/01/2010		1,240,000	1,171,232
Citigroup, Inc.
5.100%	09/29/2011		1,000,000	909,891
2.938%	05/15/2018	#	7,186,000	3,599,870
JPMorgan Chase & Co.
6.750%	02/01/2011		1,240,000	1,264,585
4.750%	05/01/2013		6,900,000	6,694,401
Nationsbank Corp.
6.600%	05/15/2010		200,000	181,360
				18,248,987
Beverages—0.3%
Bottling Group LLC
6.950%	03/15/2014		975,000	1,109,781
Biotechnology—0.5%
Amgen, Inc.
4.000%	11/18/2009		1,800,000	1,823,301
Capital Markets—1.5%
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	1,230,000	1,223,282
Northern Trust Corp.
5.500%	08/15/2013		4,290,000	4,494,251
				5,717,533
Commercial Banks—10.6%
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		5,940,000	6,018,586
2.700%	03/05/2012	ˆ	1,000,000	1,005,559
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	1,404,000	1,401,728
First Union Corp., Bank Note
7.800%	08/18/2010		1,750,000	1,743,380
Glitnir Banki HF (Iceland)
6.375%	09/25/2012	ˆΔ	6,270,000	705,375
ING Bank NV (Netherlands)
2.625%	02/09/2012	ˆ	1,700,000	1,736,472
M&T Bank Corp.
5.375%	05/24/2012		6,680,000	6,288,692
Marshall & Ilsley Corp.
5.626%	08/17/2009		6,500,000	6,323,148
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ†	1,665,000	1,668,077
SunTrust Banks, Inc.
5.250%	11/05/2012		6,700,000	6,517,894
Swedbank AB (Sweden)
2.800%	02/10/2012	ˆ	900,000	903,915
Toronto-Dominion Bank (The) MTN (Canada)
2.526%	09/10/2010	#	EUR 750,000	984,323
US Bancorp MTN
1.636%	05/06/2010	#	1,200,000	1,171,053
Wachovia Corp.
1.411%	06/01/2010	#	3,280,000	3,118,421
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,216,476
				40,803,099
Communications Equipment—0.4%
Cisco Systems, Inc.
5.250%	02/22/2011		$1,250,000	$1,322,220
Computers & Peripherals—0.5%
Hewlett-Packard Co.
4.250%	02/24/2012		730,000	750,425
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,315,255
				2,065,680
Consumer Finance—4.9%
American Express Credit Corp., Series C
7.300%	08/20/2013		2,450,000	2,276,290
Caterpillar Financial Services Corp.
5.750%	02/15/2012	†	900,000	900,408
CIT Group, Inc.
4.250%	02/01/2010	†	275,000	235,775
1.627%	12/21/2012	#	150,000	91,759
1.464%	07/28/2011	#	125,000	80,206
1.451%	03/12/2010	#	5,780,000	4,598,857
Household Finance Corp.
6.375%	10/15/2011		3,150,000	2,724,775
4.750%	05/15/2009	†	2,080,000	2,069,259
International Lease Finance Corp.
6.375%	03/25/2013		3,200,000	1,769,654
John Deere Capital Corp. MTN
1.843%	01/18/2011	#	1,170,000	1,121,369
SLM Corp., Series A MTN
1.299%	07/27/2009	#†	3,160,000	3,044,799
				18,913,151
Containers & Packaging—0.1%
Ball Corp.
6.875%	12/15/2012		455,000	461,825
Diversified Financial Services—5.4%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	ˆ	6,000,000	5,418,948
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		800,000	857,153
CME Group, Inc.
5.750%	02/15/2014		6,350,000	6,551,473
General Electric Capital Corp.
5.250%	10/19/2012		4,206,000	4,052,401
Hutchison Whampoa International 03/33 Ltd. (Cayman Islands)
5.450%	11/24/2010	ˆ	1,500,000	1,550,863
National Rural Utilities Cooperative Finance Corp.
5.750%	08/28/2009		1,200,000	1,211,081
Unilever Capital Corp.
7.125%	11/01/2010		1,175,000	1,263,597
				20,905,516
Diversified Telecommunication Services—2.4%
AT&T, Inc.
4.850%	02/15/2014		600,000	606,364
BellSouth Corp.
4.200%	09/15/2009		1,762,000	1,778,993
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		1,250,000	1,274,824
SBC Communications, Inc.
4.125%	09/15/2009		2,000,000	2,018,620
Verizon Communications, Inc.
4.350%	02/15/2013		2,145,000	2,129,618
Verizon Global Funding Corp.
7.250%	12/01/2010		1,250,000	1,321,120
				9,129,539

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electric Utilities—0.9%
Duke Energy Corp.
6.250%	01/15/2012		$1,165,000	$1,239,537
Exelon Corp.
6.750%	05/01/2011		750,000	760,306
Exelon Generation Co. LLC
6.950%	06/15/2011		450,000	459,720
FPL Group Capital, Inc.
5.625%	09/01/2011		910,000	967,691
				3,427,254
Food & Staples Retailing—0.5%
CVS Caremark Corp.
4.000%	09/15/2009	†	2,000,000	2,002,654
Food Products—0.2%
Campbell Soup Co.
6.750%	02/15/2011		800,000	863,413
Household Products—0.1%
Procter & Gamble Co. (The)
3.500%	02/15/2015		400,000	400,361
Insurance—1.6%
American International Group, Inc.
4.700%	10/01/2010	†	1,000,000	568,914
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012	ˆ	700,000	699,415
Metropolitan Life Global Funding I
5.125%	04/10/2013	ˆ	5,480,000	5,009,252
				6,277,581
Life Science Tools & Services—0.2%
Roche Holdings, Inc.
4.500%	03/01/2012	ˆ	853,000	868,898
Machinery—0.7%
3M Co.
4.500%	11/01/2011		1,000,000	1,060,927
Eaton Corp.
5.950%	03/20/2014		900,000	903,212
Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)
2.731%	08/13/2010	#	845,000	786,557
				2,750,696
Media—0.8%
Comcast Corp.
5.450%	11/15/2010		2,250,000	2,292,946
CSC Holdings, Inc., Series B
7.625%	04/01/2011		595,000	593,512
				2,886,458
Metals & Mining—3.1%
Alcoa, Inc.
6.000%	07/15/2013		5,525,000	4,413,790
Nucor Corp.
5.000%	06/01/2013		1,328,000	1,391,079
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		6,974,000	6,259,423
				12,064,292
Multi-National—0.8%
European Investment Bank MTN (Supranational)
4.750%	04/15/2011		EUR 2,300,000	$3,236,642
Oil, Gas & Consumable Fuels—0.8%
Chevron Corp.
3.450%	03/03/2012		$600,000	616,295
ConocoPhillips
4.750%	02/01/2014		600,000	624,764
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		1,860,000	1,994,533
				3,235,592
Pharmaceuticals—0.7%
Abbott Laboratories
5.600%	05/15/2011		1,150,000	1,233,695
Novartis Capital Corp.
4.125%	02/10/2014		310,000	317,134
Pfizer, Inc.
4.450%	03/15/2012		1,000,000	1,027,860
				2,578,689
Road & Rail—0.2%
Union Pacific Corp.
6.125%	01/15/2012		545,000	566,021
Software—0.4%
Oracle Corp.
5.000%	01/15/2011		1,547,000	1,622,556
Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		325,000	329,875
Tobacco—1.2%
Philip Morris International, Inc.
4.875%	05/16/2013		4,482,000	4,535,098
Wireless Telecommunication Services—0.1%
Verizon Wireless Capital LLC
5.550%	02/01/2014	ˆ	400,000	400,754
TOTAL CORPORATE OBLIGATIONS
(Cost $183,640,691)				168,547,466

U.S. GOVERNMENT AGENCY OBLIGATIONS—6.1%
Government Backed Corporate (FDIC) Obligations—0.3%
JPMorgan Chase & Co.
2.200%	06/15/2012		1,200,000	1,210,411
U.S. Government Agency Obligations—5.8%
Federal Home Loan Bank
5.375%	08/19/2011		7,590,000	8,221,435
1.625%	01/21/2011		3,100,000	3,122,342
Federal Home Loan Mortgage Corp.
4.625%	10/25/2012		10,000,000	10,860,010
				22,203,787
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,229,823)				23,414,198

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—10.0%
U.S. Government Agency Mortgage-Backed Securities—10.0%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		$1,550,518	$1,625,977
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		1,264,480	1,283,790
4.250%	06/15/2024		728,836	732,417
Federal National Mortgage Association
5.089%	10/01/2034	#	3,482,954	3,585,825
5.085%	09/01/2034	#	405,822	418,108
4.886%	09/01/2034	#	330,873	339,255
4.726%	10/01/2034	#	619,812	631,191
Government National Mortgage Association
6.500%	10/20/2037- 09/20/2038		15,350,292	16,109,316
6.000%	07/20/2038- 02/15/2039		10,503,732	10,983,733
4.500%	08/20/2035		2,946,820	3,028,712
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $38,010,114)				38,738,324

U.S. TREASURY OBLIGATIONS—1.1%
U.S. Treasury Notes—1.1%
U.S. Treasury Note
3.125%	11/30/2009	‡‡	500,000	508,809
1.125%	12/15/2011		3,900,000	3,911,275
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,423,626)				4,420,084

SOVEREIGN DEBT OBLIGATIONS—4.9%
Government Issued—4.9%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		1,200,000	1,244,627
Export Development Canada (Canada)
3.750%	07/15/2011	†	1,365,000	1,427,915
Province of Ontario (Canada)
3.125%	09/08/2010		1,200,000	1,214,129
2.750%	02/22/2011	†	1,225,000	1,253,752
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011	†	1,700,000	1,814,646
Republic of South Africa (South Africa)
9.125%	05/19/2009	†	2,750,000	2,772,532
United Kingdom Gilt (United Kingdom)
5.000%	03/07/2012		GBP 5,800,000	9,027,672
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $18,568,179)				18,755,273

ASSET BACKED SECURITIES—23.7%
Automobile—13.1%
Bank of America Auto Trust
Series 2008-1A, Class A4
5.730%	01/20/2013	ˆ	2,630,000	2,645,388
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%	09/20/2012	ˆ	$1,325,000	$1,333,432
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4B
1.906%	07/15/2014	#	4,000,000	3,358,921
Capital Auto Receivables Asset Trust
Series 2008-1, Class A3A
3.860%	08/15/2012		1,000,000	960,788
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A
4.680%	10/15/2012		3,225,000	3,084,561
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.320%	03/20/2010	ˆ	3,690,774	3,672,307
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4B
0.596%	04/16/2012	#	1,000,000	888,636
Carmax Auto Owner Trust
Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	2,258,644
Chase Manhattan Auto Owner Trust
Series 2006-A, Class A4
5.360%	01/15/2013		5,900,000	5,973,437
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%	04/15/2014		2,400,000	2,452,532
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	1,359,011
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A
3.700%	06/08/2012		1,600,000	1,517,532
Daimler Chrysler Auto Trust
Series 2006-C, Class A4
4.980%	11/08/2011		4,500,000	4,478,592
Ford Credit Auto Owner Trust
Series 2007-A, Class A4A
5.470%	06/15/2012		1,825,000	1,761,808
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		6,400,000	6,094,671
Ford Credit Auto Owner Trust
Series 2006-B, Class A3
5.260%	10/15/2010		783,793	787,036
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		2,725,000	2,550,161
Harley-Davidson Motorcycle Trust
Series 2006-3, Class A3
5.240%	01/15/2012		1,047,732	1,042,156
USAA Auto Owner Trust
Series 2007-2, Class A3
4.900%	02/15/2012		1,739,925	1,759,060
USAA Auto Owner Trust
Series 2008-2, Class A3
4.640%	10/15/2012		1,100,000	1,117,269
USAA Auto Owner Trust
Series 2005-2, Class A4
4.170%	02/15/2011		243,748	243,967
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%	04/20/2011		1,304,950	1,315,657
				50,655,566

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Low
Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
Credit Card—10.6%
American Express Credit Account Master Trust
Series 2005-4, Class A
0.626%	01/15/2015	#	$1,543,000	$1,361,802
BA Credit Card Trust
Series 2008-A5, Class A5
1.756%	12/16/2013	#	1,000,000	941,123
BA Credit Card Trust
Series 2006-A15, Class A15
0.556%	04/15/2014	#	4,200,000	3,793,584
Bank One Issuance Trust
Series 2004-A6, Class A6
3.940%	04/16/2012		1,000,000	1,002,092
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		2,550,000	2,526,708
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
0.636%	09/15/2015	#	2,015,000	1,691,470
Chase Issuance Trust
Series 2007-A15, Class A
4.960%	09/17/2012		1,200,000	1,215,885
Chase Issuance Trust
Series 2007-A9, Class A9
0.586%	06/16/2014	#	4,000,000	3,580,874
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.500%	06/22/2012		4,125,000	4,200,086
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%	10/15/2013		7,755,000	7,617,864
GE Capital Credit Card Master Note Trust
Series 2007-3, Class A2
5.400%	06/15/2013		5,915,000	5,896,157
Household Credit Card Master Note Trust I
Series 2007-2, Class A
1.106%	07/15/2013	#	6,400,000	5,705,748
Household Credit Card Master Note Trust I
Series 2007-1, Class A
0.606%	04/15/2013	#	1,500,000	1,348,142
				40,881,535
TOTAL ASSET BACKED SECURITIES
(Cost $95,529,381)				91,537,101

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—2.9%
Mortgage Backed—2.9%
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 1A1
5.521%	01/25/2035	#	1,050,540	858,136
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.541%	09/25/2035	#	3,728,009	2,762,564
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.302%	12/19/2035	#	4,959,407	2,477,147
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A2
4.674%	12/25/2034	#	2,907,484	2,364,333
Provident Funding Mortgage Loan Trust
Series 2004-1, Class 1A1
3.992%	04/25/2034	#	$428,359	$356,164
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 2A1
2.214%	10/19/2034	#	750,623	432,957
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.584%	03/25/2044	#	727,664	541,166
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class B1
3.734%	09/25/2034	#	2,033,476	1,193,176
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $16,475,310)				10,985,643

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.5%
Non-U.S. Government Agency Obligations—1.5%
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		1,150,000	1,200,576
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR 1,500,000	2,102,127
Societe Financement de l’Economie Francaise (France)
2.125%	01/30/2012	ˆ	2,300,000	2,298,975
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,700,638)				5,601,678

		Shares	Value
CASH EQUIVALENTS—8.6%
Institutional Money Market Funds—8.6%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	11,363,083	11,363,083
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		21,909,423	21,909,423
TOTAL CASH EQUIVALENTS
(Cost $33,272,506)			33,272,506
TOTAL INVESTMENTS—102.5%
(Cost $418,850,268)			395,272,273
Other assets less liabilities—(2.5%)			(9,671,711)
NET ASSETS—100.0%			$385,600,562

Legend to the Schedule of Investments:

EUR	European Monetary Unit

GBP	British Pound

MTN	Medium Term Note

REMICS	Real Estate Mortgage Investment Conduits

†	Denotes all or a portion of security on loan.

#	Rate is subject to change. Rate shown reflects current rate.

ˆ	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 8.2% of Total Investments.

Δ	Security in default.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Inflation
Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—1.2%
Banks—0.4%
Citigroup, Inc.
1.336%	05/18/2011	#	$300,000	$242,372
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		100,000	67,798
JPMorgan Chase & Co., Series C MTN
1.760%	06/28/2009	#	505,000	483,538
Morgan Stanley, Series F MTN
6.625%	04/01/2018		400,000	382,034
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.092%	09/29/2017	#	EUR 100,000	30,558
				1,206,300
Capital Markets—0.1%
Bear Stearns Cos. LLC (The), Series CPI MTN
1.890%	03/10/2014	#	380,000	337,448
Lehman Brothers Holdings, Inc., Series G MTN
6.395%	06/02/2009	Δ	405,000	50,625
				388,073
Commercial Banks—0.1%
American Express Centurion Bank, Bank Note
0.583%	03/23/2010	#	300,000	281,469
Consumer Finance—0.2%
SLM Corp. MTN
1.650%	04/01/2014	#	465,000	137,566
SLM Corp., Series B MTN
1.291%	03/15/2010	#	325,000	215,290
SLM Corp., Series CPI MTN
1.405%	06/01/2009	#	120,000	116,973
				469,829
Insurance—0.2%
ASIF I, Series E MTN (Cayman Islands)
1.309%	07/26/2010	#	600,000	480,479
Multi-National—0.1%
International Bank for Reconstruction & Development, Series CPI (Supranational)
0.040%	12/10/2013	#	275,000	252,359
Wireless Telecommunication Services—0.1%
Verizon Wireless Capital LLC
8.500%	11/15/2018	ˆ	300,000	343,275
TOTAL CORPORATE OBLIGATIONS
(Cost $4,291,767)				3,421,784

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.5%
U.S. Government Agency Obligations—0.5%
Federal Home Loan Mortgage Corp. MTN
5.000%	12/14/2018		335,000	324,082
Federal National Mortgage Association Discount Notes
0.180%	05/13/2009		200,000	199,964
0.160%	04/30/2009		800,000	799,893
0.050%	04/13/2009		300,000	299,995
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,624,689)				1,623,934

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—0.5%
U.S. Government Agency Mortgage-Backed Securities—0.5%
Federal National Mortgage Association TBA
5.500%	10/25/2027
(Cost $1,432,813)			$1,400,000	$1,453,156

U.S. TREASURY OBLIGATIONS—94.7%
U.S. Treasury Inflation Protected Securities Bonds—32.9%
U.S. Treasury Bond
3.875%	04/15/2029	†	7,845,000	12,985,395
3.625%	04/15/2028	‡‡	3,540,000	5,714,515
3.375%	04/15/2032	†	510,000	782,219
2.500%	01/15/2029		5,235,000	5,592,293
2.375%	01/15/2025	†	25,925,000	30,273,814
2.375%	01/15/2027		8,260,000	9,061,709
2.000%	01/15/2026		17,280,000	18,233,278
1.750%	01/15/2028		15,308,000	14,825,660
				97,468,883
U.S. Treasury Inflation Protected Securities Notes—61.6%
U.S. Treasury Note
4.250%	01/15/2010		4,420,000	5,704,712
3.500%	01/15/2011		1,940,000	2,460,153
3.375%	01/15/2012	†	2,840,000	3,596,582
3.000%	07/15/2012		20,561,000	25,729,722
2.625%	07/15/2017	†	4,305,000	4,772,210
2.500%	07/15/2016		5,510,000	6,169,417
2.375%	04/15/2011- 01/15/2017		24,335,000	27,026,896
2.125%	01/15/2019	†	2,560,000	2,686,732
2.000%	01/15/2016	†	11,615,000	12,769,318
2.000%	04/15/2012- 07/15/2014		34,690,000	40,294,875
1.875%	07/15/2013- 07/15/2015		19,644,000	22,899,870
1.625%	01/15/2015- 01/15/2018		20,660,000	21,975,845
1.375%	07/15/2018		1,465,000	1,425,937
0.875%	04/15/2010		395,000	438,588
0.625%	04/15/2013	†	4,600,000	4,554,917
				182,505,774
U.S. Treasury Notes—0.2%
U.S. Treasury Note
2.750%	02/15/2019	†	715,000	719,135
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $273,274,597)				280,693,792

SOVEREIGN DEBT OBLIGATIONS—0.0%
Government Issued—0.0%
France Government Bond, Series OATe (France)
3.150%	07/25/2032
(Cost $74,596)			EUR 45,660	71,238

ASSET BACKED SECURITIES—0.1%
Other—0.1%
Small Business Administration Participation Certificates
Series 2008-20D, Class 1
5.370%	04/01/2028
(Cost $189,602)			189,602	201,687

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Inflation
Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—0.1%
Mortgage Backed—0.1%
Countrywide Alternative Loan Trust
Series 2006-OA21, Class A1
0.735%	03/20/2047	#
(Cost $489,105)			$660,674	$240,073

		Shares	Value
CASH EQUIVALENTS—16.1%
Institutional Money Market Funds—15.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	1,544,880	1,544,880
AIM Short-Term Investments Trust Prime Assets Portfolio	††	23,855,322	23,855,322
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		9,138,914	9,138,914
Fidelity Institutional Money Market: Prime Money Market Money Market Portfolio— Institutional Class	††	10,728,996	10,728,996
			45,268,112

Coupon Rate	Maturity Date		Face	Value
Medium Term Notes—0.8%
AT&T, Inc.
4.973%	04/27/2009	††	$1,541,170	1,541,170
BBVA Senior Finance SA
1.213%	04/17/2009	#††	999,501	999,501
				2,540,671
TOTAL CASH EQUIVALENTS
(Cost $47,808,783)				47,808,783
TOTAL INVESTMENTS—113.2%
(Cost $329,185,952)				335,514,447
Other assets less liabilities—(13.2%)				(39,005,186)
NET ASSETS—100.0%				$296,509,261

Legend to the Schedule of Investments:

EUR	European Monetary Unit

MTN	Medium Term Note

TBA	Security is subject to delayed delivery.

#	Rate is subject to change. Rate shown reflects current rate.

Δ	Security in default.

ˆ	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 0.1% of Total Investments.

†	Denotes all or a portion of security on loan.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—82.3%
Aerospace & Defense—2.3%
Boeing Co. (The)		31,475	$1,119,880
General Dynamics Corp.		16,884	702,206
Goodrich Corp.		5,043	191,079
Honeywell International, Inc.		31,638	881,435
ITT Corp.	†	7,477	287,640
L-3 Communications Holdings, Inc.		5,148	349,034
Lockheed Martin Corp.		14,155	977,120
Northrop Grumman Corp.		14,330	625,361
Precision Castparts Corp.		5,890	352,811
Raytheon Co.		17,712	689,705
Rockwell Collins, Inc.	†	6,648	216,991
United Technologies Corp.		40,624	1,746,020
			8,139,282
Air Freight & Logistics—0.9%
C.H. Robinson Worldwide, Inc.	†	7,181	327,526
Expeditors International of Washington, Inc.		8,891	251,526
FedEx Corp.		13,223	588,291
United Parcel Service, Inc., Class B		42,889	2,110,997
			3,278,340
Airlines—0.1%
Southwest Airlines Co.	†	31,049	196,540
Auto Components—0.1%
Goodyear Tire & Rubber Co. (The)	*†	11,044	69,135
Johnson Controls, Inc.	†	25,203	302,436
			371,571
Automobiles—0.1%
Ford Motor Co.	*†	100,868	265,283
General Motors Corp.	†	24,816	48,143
Harley-Davidson, Inc.	†	9,940	133,096
			446,522
Beverages—2.3%
Brown-Forman Corp., Class B		3,983	154,660
Coca-Cola Co. (The)		84,809	3,727,356
Coca-Cola Enterprises, Inc.		14,629	192,957
Constellation Brands, Inc., Class A	*†	8,617	102,542
Dr. Pepper Snapple Group, Inc.	*	10,577	178,857
Molson Coors Brewing Co., Class B		6,466	221,654
Pepsi Bottling Group, Inc.		5,916	130,980
PepsiCo, Inc.		66,205	3,408,233
			8,117,239
Biotechnology—1.8%
Amgen, Inc.	*	44,482	2,202,749
Biogen Idec, Inc.	*	12,686	665,000
Celgene Corp.	*	19,335	858,474
Cephalon, Inc.	*	2,883	196,332
Genzyme Corp.	*†	11,412	677,759
Gilead Sciences, Inc.	*	39,119	1,811,992
			6,412,306
Building Products—0.0%
Masco Corp.	†	14,946	104,323
Capital Markets—2.1%
Ameriprise Financial, Inc.		9,714	$199,040
Bank of New York Mellon Corp. (The)		48,730	1,376,622
Charles Schwab Corp. (The)	†	39,634	614,327
E*Trade Financial Corp.	*†	18,346	23,483
Federated Investors, Inc., Class B	†	4,054	90,242
Franklin Resources, Inc.	†	6,457	347,839
Goldman Sachs Group, Inc. (The)		19,727	2,091,457
Invesco Ltd.	†	16,115	223,354
Janus Capital Group, Inc.	†	6,071	40,372
Legg Mason, Inc.	†	6,539	103,970
Morgan Stanley	†	47,042	1,071,146
Northern Trust Corp.		9,381	561,171
State Street Corp.	†	18,342	564,567
T. Rowe Price Group, Inc.	†	10,974	316,710
			7,624,300
Chemicals—1.7%
Air Products & Chemicals, Inc.	†	8,989	505,631
CF Industries Holdings, Inc.		2,281	162,248
Dow Chemical Co. (The)		39,310	331,383
E.I. Du Pont de Nemours & Co.		38,359	856,557
Eastman Chemical Co.	†	3,033	81,284
Ecolab, Inc.		7,432	258,113
International Flavors & Fragrances, Inc.		3,091	94,152
Monsanto Co.		23,395	1,944,125
PPG Industries, Inc.	†	6,936	255,938
Praxair, Inc.		13,383	900,542
Rohm & Haas Co.		5,246	413,595
Sigma-Aldrich Corp.	†	5,249	198,360
			6,001,928
Commercial Banks—1.6%
BB&T Corp.	†	23,339	394,896
Comerica, Inc.	†	6,033	110,464
Fifth Third Bancorp	†	24,105	70,387
First Horizon National Corp.	†	9,732	104,519
Huntington Bancshares, Inc./Ohio	†	15,606	25,906
KeyCorp		19,727	155,251
M&T Bank Corp.	†	3,140	142,054
Marshall & Ilsley Corp.	†	11,451	64,469
PNC Financial Services Group, Inc.	†	18,051	528,714
Regions Financial Corp.	†	29,323	124,916
SunTrust Banks, Inc.		15,012	176,241
U.S. Bancorp		74,111	1,082,762
Wells Fargo & Co.		181,064	2,578,351
Zions Bancorporation	†	4,920	48,364
			5,607,294
Commercial Services & Supplies—0.5%
Avery Dennison Corp.		4,267	95,325
Cintas Corp.	†	6,084	150,396
Iron Mountain, Inc.	*†	7,658	169,778
Pitney Bowes, Inc.		9,170	214,119
R.R. Donnelley & Sons Co.		9,448	69,254
Republic Services, Inc.		13,589	233,051
Stericycle, Inc.	*	3,619	172,735
Waste Management, Inc.		20,816	532,890
			1,637,548

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—2.5%
Ciena Corp.	*†	3,922	$30,513
Cisco Systems, Inc.	*	249,909	4,190,974
Corning, Inc.		67,043	889,661
Harris Corp.		5,570	161,196
JDS Uniphase Corp.	*†	9,473	30,787
Juniper Networks, Inc.	*	23,038	346,952
Motorola, Inc.		96,088	406,452
QUALCOMM, Inc.		70,471	2,742,027
Tellabs, Inc.	*	16,700	76,486
			8,875,048
Computers & Peripherals—4.3%
Apple, Inc.	*	38,052	4,000,026
Dell, Inc.	*	74,077	702,250
EMC Corp.	*	87,984	1,003,018
Hewlett-Packard Co.		102,936	3,300,128
International Business Machines Corp.		57,371	5,558,676
Lexmark International, Inc., Class A	*	2,924	49,328
NetApp, Inc.	*†	15,873	235,556
QLogic Corp.	*	6,052	67,298
SanDisk Corp.	*	9,800	123,970
Seagate Technology—Escrow Shares (Cayman Islands)	*δ	10,600	—
Sun Microsystems, Inc.	*	30,172	220,859
Teradata Corp.	*	8,056	130,668
			15,391,777
Construction & Engineering—0.1%
Fluor Corp.		7,559	261,164
Jacobs Engineering Group, Inc.	*†	5,446	210,542
			471,706
Construction Materials—0.1%
Vulcan Materials Co.	†	4,749	210,333
Consumer Finance—0.3%
American Express Co.		49,287	671,782
Capital One Financial Corp.		15,949	195,216
Discover Financial Services	†	19,882	125,455
SLM Corp.	*†	18,723	92,679
			1,085,132
Containers & Packaging—0.1%
Ball Corp.		3,826	166,049
Bemis Co., Inc.		3,857	80,881
Owens-Illinois, Inc.	*	7,098	102,495
Pactiv Corp.	*†	5,213	76,058
Sealed Air Corp.	†	7,079	97,690
			523,173
Distributors—0.1%
Genuine Parts Co.		6,736	201,137
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*	4,364	341,832
H&R Block, Inc.		14,400	261,936
			603,768
Diversified Financial Services—2.3%
Bank of America Corp.		273,467	1,865,045
CIT Group, Inc.	†	13,165	37,520
Citigroup, Inc.	†	231,713	586,234
CME Group, Inc.		2,853	$702,951
IntercontinentalExchange, Inc.	*†	3,141	233,910
JPMorgan Chase & Co.		160,574	4,268,057
Leucadia National Corp.	*†	7,783	115,889
Moody’s Corp.		8,188	187,669
NASDAQ OMX Group, Inc. (The)	*	5,785	113,270
NYSE Euronext		10,907	195,235
			8,305,780
Diversified Telecommunication Services—3.0%
AT&T, Inc.		251,836	6,346,267
CenturyTel, Inc.	†	4,058	114,111
Embarq Corp.		6,854	259,424
Frontier Communications Corp.	†	14,413	103,485
Qwest Communications International, Inc.	†	59,043	201,927
Verizon Communications, Inc.		121,372	3,665,435
Windstream Corp.		19,512	157,267
			10,847,916
Electric Utilities—2.0%
Allegheny Energy, Inc.		7,003	162,260
American Electric Power Co., Inc.		17,066	431,087
Duke Energy Corp.		53,735	769,485
Edison International	†	13,816	398,039
Entergy Corp.		8,131	553,640
Exelon Corp.	†	27,950	1,268,650
FirstEnergy Corp.	†	12,941	499,523
FPL Group, Inc.		17,346	879,963
Northeast Utilities		6,643	143,422
Pepco Holdings, Inc.		8,794	109,749
Pinnacle West Capital Corp.	†	4,372	116,120
PPL Corp.	†	15,888	456,144
Progress Energy, Inc.		11,752	426,128
Southern Co.		32,738	1,002,438
			7,216,648
Electrical Equipment—0.4%
Cooper Industries Ltd., Class A		7,241	187,252
Emerson Electric Co.		32,985	942,711
Rockwell Automation, Inc.	†	6,426	140,344
			1,270,307
Electronic Equipment, Instruments & Components—0.3%
Agilent Technologies, Inc.	*	15,118	232,364
Amphenol Corp., Class A		7,351	209,430
FLIR Systems, Inc.	*†	5,901	120,852
Jabil Circuit, Inc.		8,930	49,651
Molex, Inc.	†	6,227	85,559
Tyco Electronics Ltd. (Bermuda)	†	20,026	221,087
			918,943
Energy Equipment & Services—1.3%
Baker Hughes, Inc.		13,072	373,206
BJ Services Co.	†	11,576	115,181
Cameron International Corp.	*†	9,069	198,883
Diamond Offshore Drilling, Inc.	†	2,961	186,128
ENSCO International, Inc.		5,950	157,080
Halliburton Co.		38,292	592,377
Nabors Industries Ltd. (Bermuda)	*	11,281	112,697

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
National Oilwell Varco, Inc.	*	17,697	$508,081
Rowan Cos., Inc.	†	4,817	57,660
Schlumberger Ltd.		51,043	2,073,367
Smith International, Inc.		9,127	196,048
			4,570,708
Food & Staples Retailing—2.9%
Costco Wholesale Corp.	†	18,479	855,947
CVS Caremark Corp.		62,174	1,709,163
Kroger Co. (The)		27,812	590,171
Safeway, Inc.		18,422	371,940
SUPERVALU, Inc.	†	8,528	121,780
Sysco Corp.	†	25,561	582,791
Walgreen Co.		42,071	1,092,163
Wal-Mart Stores, Inc.		95,539	4,977,582
Whole Foods Market, Inc.	†	6,058	101,774
			10,403,311
Food Products—1.5%
Archer-Daniels-Midland Co.		27,321	758,977
Campbell Soup Co.		8,636	236,281
ConAgra Foods, Inc.		19,154	323,128
Dean Foods Co.	*	6,551	118,442
General Mills, Inc.		14,284	712,486
H.J. Heinz Co.		13,256	438,243
Hershey Co. (The)	†	6,909	240,088
Hormel Foods Corp.	†	2,954	93,671
J.M. Smucker Co. (The)		5,015	186,909
Kellogg Co.		10,626	389,230
Kraft Foods, Inc., Class A		63,461	1,414,546
McCormick & Co., Inc.	†	5,533	163,611
Sara Lee Corp.	†	28,781	232,551
Tyson Foods, Inc., Class A		13,842	129,977
			5,438,140
Gas Utilities—0.1%
EQT Corp.	†	5,542	173,631
Nicor, Inc.		1,963	65,230
Questar Corp.	†	6,985	205,569
			444,430
Health Care Equipment & Supplies—1.9%
Baxter International, Inc.		26,692	1,367,164
Becton Dickinson and Co.		10,345	695,598
Boston Scientific Corp.	*	63,659	506,089
C.R. Bard, Inc.	†	4,200	334,824
Covidien Ltd. (Bermuda)		21,324	708,810
DENTSPLY International, Inc.	†	6,303	169,236
Hospira, Inc.	*†	7,127	219,939
Intuitive Surgical, Inc.	*†	1,707	162,779
Medtronic, Inc.		47,994	1,414,383
St. Jude Medical, Inc.	*	14,499	526,749
Stryker Corp.		10,499	357,386
Varian Medical Systems, Inc.	*	5,186	157,862
Zimmer Holdings, Inc.	*	9,556	348,794
			6,969,613
Health Care Providers & Services—1.7%
Aetna, Inc.		20,018	487,038
AmerisourceBergen Corp.	†	6,575	214,739
Cardinal Health, Inc.		15,247	479,976
CIGNA Corp.		11,476	201,863
Coventry Health Care, Inc.	*	5,918	76,579
DaVita, Inc.	*†	4,338	190,655
Express Scripts, Inc.	*	10,469	483,354
Humana, Inc.	*	6,882	$179,483
Laboratory Corp. of America Holdings	*†	4,642	271,511
McKesson Corp.		11,704	410,108
Medco Health Solutions, Inc.	*†	21,486	888,231
Patterson Cos., Inc.	*†	3,837	72,366
Quest Diagnostics, Inc.	†	6,490	308,145
Tenet Healthcare Corp.	*	19,138	22,200
UnitedHealth Group, Inc.		51,743	1,082,981
WellPoint, Inc.	*	21,722	824,784
			6,194,013
Health Care Technology—0.0%
IMS Health, Inc.		7,098	88,512
Hotels, Restaurants & Leisure—1.3%
Carnival Corp.		18,543	400,529
Darden Restaurants, Inc.		5,557	190,383
International Game Technology		12,516	115,398
Marriott International, Inc., Class A	†	12,456	203,780
McDonald’s Corp.		47,851	2,611,229
Starbucks Corp.	*	30,892	343,210
Starwood Hotels & Resorts Worldwide, Inc.	†	7,519	95,491
Wyndham Worldwide Corp.		6,641	27,892
Wynn Resorts Ltd.	*†	2,420	48,328
Yum! Brands, Inc.		19,894	546,687
			4,582,927
Household Durables—0.3%
Black & Decker Corp.		2,731	86,190
Centex Corp.	†	5,370	40,275
D.R. Horton, Inc.	†	11,960	116,012
Fortune Brands, Inc.		6,260	153,683
Harman International Industries, Inc.	†	2,854	38,614
KB Home		3,394	44,733
Leggett & Platt, Inc.	†	6,331	82,240
Lennar Corp., Class A	†	5,972	44,850
Newell Rubbermaid, Inc.		11,995	76,528
Pulte Homes, Inc.	†	9,419	102,950
Snap-On, Inc.		2,539	63,729
Stanley Works (The)		3,363	97,930
Whirlpool Corp.	†	2,903	85,900
			1,033,634
Household Products—2.3%
Clorox Co.	†	5,692	293,024
Colgate-Palmolive Co.		21,503	1,268,247
Kimberly-Clark Corp.		17,647	813,703
Procter & Gamble Co. (The)		125,567	5,912,950
			8,287,924
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	27,982	162,575
Constellation Energy Group, Inc.		7,847	162,119
Dynegy, Inc., Class A	*†	20,516	28,928
			353,622
Industrial Conglomerates—1.7%
3M Co.		29,728	1,478,076
General Electric Co.		451,249	4,562,127
Textron, Inc.	†	10,317	59,220
			6,099,423

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Insurance—1.8%
Aflac, Inc.		20,232	$391,691
Allstate Corp. (The)		22,992	440,297
American International Group, Inc.	†	113,467	113,467
AON Corp.		11,779	480,819
Assurant, Inc.		4,791	104,348
Chubb Corp.		15,309	647,877
Cincinnati Financial Corp.	†	7,734	176,876
Genworth Financial, Inc., Class A		19,514	37,077
Hartford Financial Services Group, Inc.	†	13,864	108,832
Lincoln National Corp.	†	10,836	72,493
Loews Corp.		15,352	339,279
Marsh & McLennan Cos., Inc.	†	21,774	440,923
MBIA, Inc.	*†	6,541	29,958
MetLife, Inc.		34,928	795,310
Principal Financial Group, Inc.	†	10,576	86,512
Progressive Corp. (The)	*	28,581	384,129
Prudential Financial, Inc.		18,133	344,890
Torchmark Corp.	†	3,478	91,228
Travelers Cos., Inc. (The)		25,098	1,019,983
Unum Group	†	14,404	180,050
XL Capital Ltd., Class A (Bermuda)		13,995	76,413
			6,362,452
Internet & Catalog Retail—0.3%
Amazon.com, Inc.	*†	13,570	996,581
Expedia, Inc.	*†	9,280	84,262
			1,080,843
Internet Software & Services—1.4%
Akamai Technologies, Inc.	*†	7,142	138,555
eBay, Inc.	*	46,411	582,922
Google, Inc., Class A	*	10,197	3,549,168
VeriSign, Inc.	*	7,999	150,941
Yahoo! Inc.	*	58,862	754,022
			5,175,608
IT Services—0.9%
Affiliated Computer Services, Inc., Class A	*	4,312	206,502
Automatic Data Processing, Inc.		21,614	759,948
Cognizant Technology Solutions Corp., Class A	*	12,127	252,120
Computer Sciences Corp.	*†	6,273	231,097
Convergys Corp.	*†	4,900	39,592
Fidelity National Information Services, Inc.		7,710	140,322
Fiserv, Inc.	*†	6,844	249,532
Mastercard, Inc., Class A	†	3,069	513,996
Paychex, Inc.	†	13,601	349,138
Total System Services, Inc.		9,144	126,279
Western Union Co. (The)		30,950	389,042
			3,257,568
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	12,583	47,815
Hasbro, Inc.		5,427	136,055
Mattel, Inc.	†	14,990	172,835
			356,705
Life Sciences Tools & Services—0.3%
Life Technologies Corp.	*	7,398	$240,287
Millipore Corp.	*	2,546	146,166
PerkinElmer, Inc.		4,635	59,189
Thermo Fisher Scientific, Inc.	*	17,798	634,854
Waters Corp.	*†	4,104	151,643
			1,232,139
Machinery—1.2%
Caterpillar, Inc.	†	25,876	723,493
Cummins, Inc.		9,100	231,595
Danaher Corp.	†	10,833	587,365
Deere & Co.	†	18,135	596,098
Dover Corp.		7,926	209,088
Eaton Corp.		7,027	259,015
Flowserve Corp.		2,637	147,988
Illinois Tool Works, Inc.		16,976	523,710
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		12,890	177,882
Manitowoc Co., Inc. (The)	†	5,703	18,649
PACCAR, Inc.	†	15,411	396,987
Pall Corp.		4,797	98,003
Parker Hannifin Corp.		7,079	240,544
			4,210,417
Media—2.0%
CBS Corp., Class B		28,327	108,776
Comcast Corp., Class A		124,129	1,693,120
DIRECTV Group, Inc. (The)	*†	22,696	517,242
Gannett Co., Inc.	†	10,491	23,080
Interpublic Group of Cos., Inc.	*†	21,982	90,566
McGraw-Hill Cos., Inc. (The)		13,413	306,755
Meredith Corp.	†	1,895	31,533
New York Times Co. (The), Class A	†	4,293	19,404
News Corp., Class A		97,547	645,761
Omnicom Group, Inc.		13,517	316,298
Scripps Networks Interactive, Inc., Class A	†	3,760	84,638
Time Warner Cable, Inc.		14,967	371,189
Time Warner, Inc.		50,784	980,130
Viacom, Inc., Class B	*†	26,333	457,667
Walt Disney Co. (The)		79,814	1,449,422
Washington Post Co. (The), Class B	†	265	94,631
			7,190,212
Metals & Mining—0.7%
AK Steel Holding Corp.		5,177	36,860
Alcoa, Inc.	†	40,448	296,888
Allegheny Technologies, Inc.	†	4,545	99,672
Freeport-McMoRan Copper & Gold, Inc.		17,527	667,954
Newmont Mining Corp.	†	20,642	923,936
Nucor Corp.		13,424	512,394
Titanium Metals Corp.	†	3,978	21,760
United States Steel Corp.	†	4,889	103,305
			2,662,769
Multiline Retail—0.7%
Big Lots, Inc.	*	3,784	78,632
Family Dollar Stores, Inc.	†	5,951	198,585
J.C. Penney Co., Inc.	†	9,233	185,306
Kohl’s Corp.	*	12,913	546,478
Macy’s, Inc.	†	16,255	144,669

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nordstrom, Inc.	†	6,298	$105,491
Sears Holdings Corp.	*†	2,505	114,504
Target Corp.		32,084	1,103,369
			2,477,034
Multi-Utilities—1.3%
Ameren Corp.		8,767	203,307
Centerpoint Energy, Inc.		16,679	173,962
CMS Energy Corp.	†	9,922	117,476
Consolidated Edison, Inc.		11,586	458,921
Dominion Resources, Inc.		24,640	763,594
DTE Energy Co.		6,779	187,778
Integrys Energy Group, Inc.	†	3,300	85,932
NiSource, Inc.		11,857	116,199
PG&E Corp.	†	15,608	596,538
Public Service Enterprise Group, Inc.		21,581	635,992
SCANA Corp.	†	4,994	154,265
Sempra Energy		10,445	482,977
TECO Energy, Inc.	†	9,094	101,398
Wisconsin Energy Corp.		4,973	204,738
Xcel Energy, Inc.	†	19,456	362,465
			4,645,542
Office Electronics—0.1%
Xerox Corp.		36,836	167,604
Oil, Gas & Consumable Fuels—9.4%
Anadarko Petroleum Corp.		19,884	773,289
Apache Corp.		14,214	910,975
Cabot Oil & Gas Corp.	†	4,497	105,994
Chesapeake Energy Corp.		23,968	408,894
Chevron Corp.		85,893	5,775,445
ConocoPhillips		63,649	2,492,495
Consol Energy, Inc.	†	7,641	192,859
Devon Energy Corp.		18,781	839,323
El Paso Corp.		28,504	178,150
EOG Resources, Inc.		10,564	578,485
Exxon Mobil Corp.		211,412	14,397,157
Hess Corp.		12,018	651,375
Marathon Oil Corp.		29,972	787,964
Massey Energy Co.		3,705	37,495
Murphy Oil Corp.		8,073	361,428
Noble Energy, Inc.		7,142	384,811
Occidental Petroleum Corp.		34,748	1,933,726
Peabody Energy Corp.		11,496	287,860
Pioneer Natural Resources Co.	†	4,795	78,974
Range Resources Corp.	†	6,784	279,229
Southwestern Energy Co.	*	14,498	430,446
Spectra Energy Corp.	†	27,428	387,832
Sunoco, Inc.	†	5,593	148,103
Tesoro Corp.		6,213	83,689
Valero Energy Corp.		22,181	397,040
Williams Cos., Inc. (The)	†	24,371	277,342
XTO Energy, Inc.		24,588	752,884
			33,933,264
Paper & Forest Products—0.1%
International Paper Co.		18,082	127,297
MeadWestvaco Corp.		7,851	94,133
Weyerhaeuser Co.	†	8,959	247,000
			468,430
Personal Products—0.1%
Avon Products, Inc.		18,066	347,409
Estee Lauder Cos., Inc. (The), Class A	†	5,057	$124,655
			472,064
Pharmaceuticals—6.8%
Abbott Laboratories		66,140	3,154,878
Allergan, Inc.		13,050	623,268
Bristol-Myers Squibb Co.		84,185	1,845,335
Eli Lilly & Co.		43,186	1,442,844
Forest Laboratories, Inc.	*†	12,871	282,647
Johnson & Johnson		118,491	6,232,627
King Pharmaceuticals, Inc.	*†	10,183	71,994
Merck & Co., Inc.		91,149	2,438,236
Mylan, Inc.	*†	14,047	188,370
Pfizer, Inc.		287,434	3,914,851
Schering-Plough Corp.		69,083	1,626,905
Watson Pharmaceuticals, Inc.	*†	4,259	132,497
Wyeth		56,713	2,440,928
			24,395,380
Professional Services—0.1%
Dun & Bradstreet Corp.		2,285	175,945
Equifax, Inc.		5,604	137,018
Monster Worldwide, Inc.	*†	5,522	45,004
Robert Half International, Inc.	†	6,180	110,190
			468,157
Real Estate Investment Trusts (REITs)—0.6%
Apartment Investment & Management Co., Class A REIT	†	4,204	23,038
AvalonBay Communities, Inc. REIT	†	3,205	150,827
Boston Properties, Inc. REIT	†	5,079	177,917
Equity Residential REIT	†	11,493	210,897
HCP, Inc. REIT	†	10,640	189,924
Health Care REIT, Inc. REIT	†	4,408	134,841
Host Hotels & Resorts, Inc. REIT		23,370	91,610
Kimco Realty Corp. REIT	†	9,589	73,068
Plum Creek Timber Co., Inc. REIT	†	6,971	202,647
ProLogis REIT	†	11,088	72,072
Public Storage REIT		5,312	293,488
Simon Property Group, Inc. REIT	†	9,786	338,993
Ventas, Inc. REIT	†	6,104	138,012
Vornado Realty Trust REIT	†	5,906	196,328
			2,293,662
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*†	7,914	31,893
Road & Rail—0.7%
Burlington Northern Santa Fe Corp.		12,002	721,920
CSX Corp.		17,316	447,619
Norfolk Southern Corp.		15,942	538,043
Ryder System, Inc.	†	2,220	62,848
Union Pacific Corp.		21,648	889,949
			2,660,379
Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc.	*†	28,013	85,440
Altera Corp.	†	13,510	237,101
Analog Devices, Inc.		12,255	236,154

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
COMMON STOCKS—(Continued)
Applied Materials, Inc.		56,988	$612,621
Broadcom Corp., Class A	*†	18,632	372,267
Intel Corp.		237,267	3,570,868
KLA-Tencor Corp.	†	6,993	139,860
Linear Technology Corp.	†	9,230	212,105
LSI Corp.	*†	29,693	90,267
MEMC Electronic Materials, Inc.	*†	10,061	165,906
Microchip Technology, Inc.	†	7,631	161,701
Micron Technology, Inc.	*†	31,818	129,181
National Semiconductor Corp.	†	8,995	92,379
Novellus Systems, Inc.	*	4,032	67,052
Nvidia Corp.	*	24,486	241,432
Teradyne, Inc.	*	8,399	36,788
Texas Instruments, Inc.		55,722	919,970
Xilinx, Inc.		11,509	220,512
			7,591,604
Software—3.3%
Adobe Systems, Inc.	*†	22,521	481,724
Autodesk, Inc.	*	9,038	151,929
BMC Software, Inc.	*	7,890	260,370
CA, Inc.		16,621	292,696
Citrix Systems, Inc.	*†	7,947	179,920
Compuware Corp.	*	11,759	77,492
Electronic Arts, Inc.	*	13,513	245,801
Intuit, Inc.	*†	13,572	366,444
McAfee, Inc.	*†	6,503	217,850
Microsoft Corp.		326,481	5,997,456
Novell, Inc.	*†	17,011	72,467
Oracle Corp.	*	164,838	2,978,623
Salesforce.com, Inc.	*†	4,780	156,449
Symantec Corp.	*	35,601	531,879
			12,011,100
Specialty Retail—1.7%
Abercrombie & Fitch Co., Class A	†	3,919	93,272
AutoNation, Inc.	*†	3,471	48,178
AutoZone, Inc.	*†	1,728	281,007
Bed Bath & Beyond, Inc.	*†	10,997	272,176
Best Buy Co., Inc.	†	14,316	543,435
GameStop Corp., Class A	*	7,231	202,613
Gap, Inc. (The)	†	19,492	253,201
Home Depot, Inc.		72,225	1,701,621
Limited Brands, Inc.	†	13,166	114,544
Lowe’s Cos., Inc.		62,306	1,137,085
Office Depot, Inc.	*	13,041	17,084
O’Reilly Automotive, Inc.	*†	5,769	201,973
RadioShack Corp.		5,381	46,115
Sherwin-Williams Co. (The)		4,365	226,849
Staples, Inc.		30,170	546,379
Tiffany & Co.	†	4,965	107,045
TJX Cos., Inc.		17,791	456,161
			6,248,738
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.	*	14,068	234,936
NIKE, Inc., Class B		16,672	781,750
Polo Ralph Lauren Corp.		2,237	94,513
V.F. Corp.		3,825	218,446
			1,329,645
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		21,971	$256,841
People’s United Financial, Inc.		14,720	264,518
			521,359
Tobacco—1.4%
Altria Group, Inc.		87,593	1,403,240
Lorillard, Inc.		7,377	455,456
Philip Morris International, Inc.		86,031	3,060,983
Reynolds American, Inc.	†	7,455	267,187
			5,186,866
Trading Companies & Distributors—0.1%
Fastenal Co.	†	5,366	172,544
W.W. Grainger, Inc.	†	2,629	184,503
			357,047
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	16,715	508,637
Sprint Nextel Corp.	*†	121,045	432,131
			940,768
TOTAL COMMON STOCKS
(Cost $410,328,538)			296,054,367

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—2.8%
Government Backed Corporate (FDIC) Obligations—2.8%
Bank of America Corp.
0.250%	04/01/2009
(Cost $10,000,000)			$10,000,000	9,999,932

U.S. TREASURY OBLIGATIONS—1.2%
U.S. Treasury Bills—1.2%
United States Treasury Bill
0.132%	06/11/2009	‡‡
(Cost $4,316,878)			4,318,000	4,316,536

COMMERCIAL PAPER—13.0%
Capital Markets—0.2%
ING US Funding LLC
0.480%	04/09/2009		900,000	899,892
Commercial Banks—8.6%
BNP Paribas Finance, Inc.
0.630%	04/17/2009		6,000,000	5,998,216
Lloyds TSB Bank plc (United Kingdom)
0.870%	06/01/2009		10,000,000	9,985,258
Societe Generale North America, Inc.
0.770%	04/13/2009		5,000,000	4,998,610
0.760%	04/14/2009		10,000,000	9,997,044
				30,979,128
Diversified Financial Services—4.2%
Rabobank USA Financial Corp.
0.640%	06/25/2009		10,000,000	9,993,600
0.410%	04/16/2009		5,000,000	4,998,872
				14,992,472
TOTAL COMMERCIAL PAPER
(Cost $46,863,489)				46,871,492

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value
CASH EQUIVALENTS—12.5%
Institutional Money Market Funds—11.9%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	25,000,000	$25,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	6,200,001	6,200,001
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		11,658,742	11,658,742
			42,858,743

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.6%
BBVA Senior Finance SA
1.213%	04/17/2009	#††	$1,999,001	1,999,001
TOTAL CASH EQUIVALENTS
(Cost $44,857,744)				44,857,744

TOTAL INVESTMENTS—111.8%
(Cost $516,366,649)				402,100,071
Other assets less liabilities—(11.8%)				(42,444,711)
NET ASSETS—100.0%				$359,655,360

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

δ	Security has no market value at 03/31/2009.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
COMMON STOCKS—95.4%
Aerospace & Defense—1.7%
Boeing Co. (The)		82,600	$2,938,908
Honeywell International, Inc.		349,600	9,739,856
L-3 Communications Holdings, Inc.		60,200	4,081,560
			16,760,324
Air Freight & Logistics—1.1%
FedEx Corp.		168,600	7,501,014
United Parcel Service, Inc., Class B		69,900	3,440,478
			10,941,492
Airlines—0.2%
Southwest Airlines Co.		254,300	1,609,719
Automobiles—0.1%
Harley-Davidson, Inc.	†	88,500	1,185,015
Beverages—0.2%
Anheuser-Busch InBev NV (Belgium)	†	67,300	1,853,119
Biotechnology—0.3%
Amgen, Inc.	*	50,800	2,515,616
Building Products—0.2%
Masco Corp.		208,600	1,456,028
USG Corp.	*†	77,900	592,819
			2,048,847
Capital Markets—1.1%
Bank of New York Mellon Corp. (The)		177,800	5,022,850
Goldman Sachs Group, Inc. (The)		35,700	3,784,914
Janus Capital Group, Inc.	†	23,500	156,275
Legg Mason, Inc.	†	44,500	707,550
UBS AG (Switzerland)	*†	131,105	1,236,320
			10,907,909
Chemicals—1.1%
E.I. Du Pont de Nemours & Co.		375,746	8,390,408
International Flavors & Fragrances, Inc.	†	81,100	2,470,306
			10,860,714
Commercial Banks—1.9%
Allied Irish Banks plc ADR (Ireland)		178,500	276,675
Fifth Third Bancorp	†	174,600	509,832
KeyCorp		178,600	1,405,582
Marshall & Ilsley Corp.	†	88,900	500,507
SunTrust Banks, Inc.	†	400,200	4,698,348
U.S. Bancorp		279,600	4,084,956
Wells Fargo & Co.	†	503,700	7,172,688
			18,648,588
Commercial Services & Supplies—0.5%
Avery Dennison Corp.		88,900	1,986,026
Pitney Bowes, Inc.	†	143,900	3,360,065
			5,346,091
Communications Equipment—0.6%
Cisco Systems, Inc.	*	74,700	$1,252,719
Nokia Oyj ADR (Finland)		364,500	4,253,715
			5,506,434
Computers & Peripherals—7.0%
Dell, Inc.	*	3,400,500	32,236,740
Hewlett-Packard Co.		161,500	5,177,690
International Business Machines Corp.		84,400	8,177,516
Sun Microsystems, Inc.	*	3,239,000	23,709,480
			69,301,426
Construction Materials—1.6%
Cemex SAB de CV ADR (Mexico)	*†	2,057,617	12,860,106
Vulcan Materials Co.	†	63,600	2,816,844
			15,676,950
Consumer Finance—1.5%
American Express Co.		584,900	7,972,187
Capital One Financial Corp.		263,300	3,222,792
SLM Corp.	*†	713,800	3,533,310
			14,728,289
Distributors—0.1%
Genuine Parts Co.		49,852	1,488,581
Diversified Consumer Services—0.1%
H&R Block, Inc.		81,200	1,477,028
Diversified Financial Services—2.4%
Bank of America Corp.	†	1,028,306	7,013,047
Citigroup, Inc.	†	427,269	1,080,990
JPMorgan Chase & Co.		577,200	15,341,976
			23,436,013
Diversified Telecommunication Services—4.4%
AT&T, Inc.		672,142	16,937,979
Level 3 Communications, Inc.	*†	7,327,000	6,740,840
Qwest Communications International, Inc.	†	637,600	2,180,592
Verizon Communications, Inc.	†	585,541	17,683,338
			43,542,749
Electric Utilities—2.2%
Duke Energy Corp.	†	419,824	6,011,880
Entergy Corp.	†	142,900	9,730,061
FirstEnergy Corp.		32,800	1,266,080
Pinnacle West Capital Corp.	†	68,000	1,806,080
Progress Energy, Inc.		78,000	2,828,280
			21,642,381
Electrical Equipment—0.8%
Cooper Industries Ltd., Class A		63,600	1,644,696
Emerson Electric Co.	†	219,000	6,259,020
			7,903,716
Energy Equipment & Services—0.4%
BJ Services Co.		63,700	633,815
Schlumberger Ltd.		82,600	3,355,212
			3,989,027

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Food Products—1.3%
Hershey Co. (The)		175,300	$6,091,675
Kraft Foods, Inc., Class A		252,424	5,626,531
McCormick & Co., Inc.		50,800	1,502,156
			13,220,362
Health Care Equipment & Supplies—0.9%
Baxter International, Inc.		168,800	8,645,936
Health Care Providers & Services—1.5%
UnitedHealth Group, Inc.		312,500	6,540,625
WellPoint, Inc.	*	219,100	8,319,227
			14,859,852
Hotels, Restaurants & Leisure—4.9%
Carnival Corp.		291,200	6,289,920
Marriott International, Inc., Class A	†	1,285,800	21,035,688
MGM MIRAGE	*†	102,000	237,660
Yum! Brands, Inc.		751,000	20,637,480
			48,200,748
Household Durables—1.7%
Black & Decker Corp.		31,800	1,003,608
D.R. Horton, Inc.	†	74,000	717,800
Fortune Brands, Inc.		127,100	3,120,305
Harman International Industries, Inc.		45,000	608,850
Newell Rubbermaid, Inc.		101,700	648,846
Stanley Works (The)	†	278,500	8,109,920
Whirlpool Corp.	†	82,600	2,444,134
			16,653,463
Household Products—0.2%
Kimberly-Clark Corp.		52,159	2,405,051
Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.		63,500	1,311,910
NRG Energy, Inc.	*	31,800	559,680
			1,871,590
Industrial Conglomerates—3.3%
3M Co.		189,600	9,426,912
General Electric Co.		869,000	8,785,590
Koninklijke Philips Electronics NV (NY Reg Shares) (Netherlands)	†	942,000	14,007,540
			32,220,042
Insurance—6.2%
Allstate Corp. (The)		82,100	1,572,215
Berkshire Hathaway, Inc., Class A	*	204	17,686,800
Chubb Corp.		40,000	1,692,800
Fairfax Financial Holdings Ltd. (Canada)	†	112,000	29,176,000
Lincoln National Corp.		139,790	935,195
Marsh & McLennan Cos., Inc.	†	203,300	4,116,825
Progressive Corp. (The)	*	112,300	1,509,312
Travelers Cos., Inc. (The)		110,506	4,490,964
			61,180,111
Internet & Catalog Retail—0.5%
Liberty Media Corp.— Interactive, Series A	*	1,835,500	5,322,950
Internet Software & Services—2.2%
eBay, Inc.	*	1,543,500	$19,386,360
Yahoo! Inc.	*	177,800	2,277,618
			21,663,978
IT Services—0.3%
Computer Sciences Corp.	*	76,200	2,807,208
Leisure Equipment & Products—0.2%
Mattel, Inc.		149,600	1,724,888
Machinery—3.2%
Deere & Co.		88,900	2,922,143
Eaton Corp.		25,000	921,500
Illinois Tool Works, Inc.		392,700	12,114,795
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		1,131,000	15,607,800
			31,566,238
Media—8.3%
Cablevision Systems Corp., Class A		117,300	1,517,862
CBS Corp., Class B		87,200	334,848
DIRECTV Group, Inc. (The)	*†	480,000	10,939,200
Liberty Media Corp.— Entertainment, Series A	*	2,035,200	40,602,240
McGraw-Hill Cos., Inc. (The)		148,600	3,398,482
New York Times Co. (The), Class A	†	190,700	861,964
Time Warner Cable, Inc.		32,464	805,106
Time Warner, Inc.		129,333	2,496,131
Walt Disney Co. (The)		1,115,900	20,264,744
WPP plc (United Kingdom)		124,500	700,164
			81,920,741
Metals & Mining—0.4%
Alcoa, Inc.	†	127,600	936,584
Nucor Corp.		92,300	3,523,091
			4,459,675
Multiline Retail—0.4%
J.C. Penney Co., Inc.	†	181,100	3,634,677
Macy’s, Inc.	†	88,900	791,210
			4,425,887
Multi-Utilities—1.6%
Dominion Resources, Inc.		222,100	6,882,879
NiSource, Inc.		257,600	2,524,480
PG&E Corp.		65,600	2,507,232
TECO Energy, Inc.	†	56,900	634,435
Xcel Energy, Inc.	†	154,000	2,869,020
			15,418,046
Oil, Gas & Consumable Fuels—12.2%
Anadarko Petroleum Corp.		55,000	2,138,950
BP plc ADR (United Kingdom)	†	95,398	3,825,460
Chesapeake Energy Corp.	†	1,843,200	31,444,992
Chevron Corp.		152,458	10,251,276
ConocoPhillips		240,000	9,398,400
Consol Energy, Inc.		37,400	943,976
Exxon Mobil Corp.		153,760	10,471,056
Marathon Oil Corp.		364,600	9,585,334
Murphy Oil Corp.		95,300	4,266,581
Occidental Petroleum Corp.	†	261,400	14,546,910

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pioneer Natural Resources Co.	†	527,000	$8,679,690
Royal Dutch Shell plc, Class A ADR (Netherlands)		146,081	6,471,388
Spectra Energy Corp.	†	518,412	7,330,346
Sunoco, Inc.		72,600	1,922,448
			121,276,807
Paper & Forest Products—0.4%
International Paper Co.		253,100	1,781,824
MeadWestvaco Corp.	†	111,800	1,340,482
Weyerhaeuser Co.	†	38,100	1,050,417
			4,172,723
Pharmaceuticals—6.0%
Bristol-Myers Squibb Co.		673,700	14,767,504
Eli Lilly & Co.		101,600	3,394,456
Johnson & Johnson		222,900	11,724,540
Merck & Co., Inc.		127,100	3,399,925
Pfizer, Inc.		620,700	8,453,934
Schering-Plough Corp.		195,500	4,604,025
Wyeth		315,700	13,587,728
			59,932,112
Road & Rail—0.8%
Burlington Northern Santa Fe Corp.		128,400	7,723,260
Semiconductors & Semiconductor Equipment—2.0%
Analog Devices, Inc.		135,900	2,618,793
Applied Materials, Inc.	†	716,400	7,701,300
Intel Corp.		631,800	9,508,590
Texas Instruments, Inc.		25,000	412,750
			20,241,433
Software—3.1%
Microsoft Corp.		570,000	10,470,900
Symantec Corp.	*	1,387,000	20,721,780
			31,192,680
Specialty Retail—1.9%
Bed Bath & Beyond, Inc.	*†	153,200	3,791,700
Home Depot, Inc.		563,500	13,276,060
Tiffany & Co.	†	76,200	1,642,872
			18,710,632
Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association	†	119,720	83,804
Tobacco—2.0%
Altria Group, Inc.		243,300	3,897,666
Imperial Tobacco Group plc ADR (United Kingdom)	†	189,700	8,517,530
Philip Morris International, Inc.		197,300	7,019,934
			19,435,130
Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.	*	301,500	$1,076,355
Vodafone Group plc (United Kingdom)		666,300	1,161,665
			2,238,020
TOTAL COMMON STOCKS
(Cost $1,401,165,342)			944,943,395

CONVERTIBLE PREFERRED STOCKS—0.1%
Automobiles—0.1%
General Motors Corp., Series B
(Cost $3,045,996)		253,200	712,125

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.1%
Automobiles—0.1%
Ford Motor Co.
4.250%	12/15/2036	*
(Cost $666,599)			$2,362,000	835,557

		Shares	Value
CASH EQUIVALENTS—18.0%
Institutional Money Market Funds—17.1%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	25,000,000	25,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	89,000,000	89,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		41,465,461	41,465,461
Fidelity Institutional Money Market: Prime Money Market Money Market Portfolio—Institutional Class	††	13,851,624	13,851,624
			169,317,085

Coupon Rate	Maturity Date		Face	Value
Medium Term Notes—0.9%
AT&T, Inc.
4.973%	04/27/2009	††	$513,723	513,723
BBVA Senior Finance SA
1.213%	04/17/2009	#††	3,998,003	3,998,003
Toyota Motor Credit Corp.
0.660%	08/05/2009	#††	4,938,024	4,938,024
				9,449,750
TOTAL CASH EQUIVALENTS
(Cost $178,766,835)				178,766,835
TOTAL INVESTMENTS—113.6%
(Cost $1,583,644,772)				1,125,257,912
Other assets less liabilities—(13.6%)				(134,718,494)
NET ASSETS—100.0%				$990,539,418

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Equity
Income Fund

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

†	Denotes all or a portion of security on loan.

*	Non-income producing.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—96.1%
Aerospace & Defense—1.1%
Lockheed Martin Corp.		70,600	$4,873,518
Precision Castparts Corp.	†	46,800	2,803,320
			7,676,838
Air Freight & Logistics—2.0%
Expeditors International of Washington, Inc.		27,200	769,488
United Parcel Service, Inc., Class B	†	263,500	12,969,470
			13,738,958
Beverages—2.3%
Coca-Cola Co. (The)		32,400	1,423,980
Diageo plc ADR (United Kingdom)		199,500	8,927,625
PepsiCo, Inc.		111,500	5,740,020
			16,091,625
Biotechnology—2.1%
Amgen, Inc.	*	47,000	2,327,440
Celgene Corp.	*	95,000	4,218,000
Genzyme Corp.	*	1,300	77,207
Gilead Sciences, Inc.	*	168,300	7,795,656
			14,418,303
Capital Markets—6.2%
Ameriprise Financial, Inc.		16,500	338,085
Bank of New York Mellon Corp. (The)		641,443	18,120,765
BlackRock, Inc.	†	6,800	884,272
Charles Schwab Corp. (The)		122,500	1,898,750
Credit Suisse Group AG (Registered) (Switzerland)	†	1,525	46,433
Franklin Resources, Inc.	†	59,900	3,226,813
Goldman Sachs Group, Inc. (The)		98,900	10,485,378
Morgan Stanley		82,800	1,885,356
Northern Trust Corp.		60,800	3,637,056
State Street Corp.	†	92,800	2,856,384
			43,379,292
Chemicals—2.8%
Agrium, Inc. (Canada)	†	85,400	3,056,466
Celanese Corp., Class A		215,400	2,879,898
E.I. Du Pont de Nemours & Co.		118,200	2,639,406
Monsanto Co.		43,000	3,573,300
Mosaic Co. (The)	†	56,300	2,363,474
Potash Corp. of Saskatchewan, Inc. (Canada)		15,700	1,268,717
Praxair, Inc.		52,900	3,559,641
			19,340,902
Commercial Banks—1.5%
PNC Financial Services Group, Inc.	†	129,200	3,784,268
Wells Fargo & Co.	†	455,000	6,479,200
			10,263,468
Commercial Services & Supplies—1.9%
Cintas Corp.		435,000	10,753,200
Republic Services, Inc.		131,400	2,253,510
			13,006,710
Communications Equipment—3.8%
Cisco Systems, Inc.	*	857,700	$14,383,629
Corning, Inc.		39,700	526,819
Juniper Networks, Inc.	*†	201,200	3,030,072
QUALCOMM, Inc.		146,400	5,696,424
Research In Motion Ltd. (Canada)	*	61,300	2,640,191
			26,277,135
Computers & Peripherals—2.5%
Apple, Inc.	*†	104,800	11,016,576
Dell, Inc.	*	271,800	2,576,664
EMC Corp.	*	36,100	411,540
Hewlett-Packard Co.		105,200	3,372,712
			17,377,492
Construction & Engineering—0.0%
Fluor Corp.		8,300	286,765
Consumer Finance—0.7%
American Express Co.		371,700	5,066,271
Diversified Consumer Services—0.4%
Apollo Group, Inc., Class A	*	32,100	2,514,393
Diversified Financial Services—2.5%
Bank of America Corp.		418,000	2,850,760
CME Group, Inc.		3,800	936,282
IntercontinentalExchange, Inc.	*†	30,600	2,278,782
JPMorgan Chase & Co.		420,608	11,179,761
			17,245,585
Diversified Telecommunication Services—1.5%
AT&T, Inc.		297,406	7,494,631
Verizon Communications, Inc.		110,100	3,325,020
			10,819,651
Electric Utilities—1.3%
Entergy Corp.	†	49,600	3,377,264
Exelon Corp.	†	51,800	2,351,202
FPL Group, Inc.		60,600	3,074,238
			8,802,704
Electrical Equipment—1.7%
ABB Ltd. ADR (Switzerland)	†	268,900	3,748,466
First Solar, Inc.	*†	10,300	1,366,810
Rockwell Automation, Inc.		298,200	6,512,688
			11,627,964
Electronic Equipment, Instruments & Components—1.2%
Ingram Micro, Inc., Class A	*	200,700	2,536,848
Tyco Electronics Ltd. (Bermuda)		521,000	5,751,840
			8,288,688
Energy Equipment & Services—1.7%
FMC Technologies, Inc.	*†	31,400	985,018
Schlumberger Ltd.		206,400	8,383,968
Smith International, Inc.		133,600	2,869,728
			12,238,714
Food & Staples Retailing—5.2%
Costco Wholesale Corp.		17,200	796,704
CVS Caremark Corp.		222,286	6,110,642
Kroger Co. (The)		108,600	2,304,492
Safeway, Inc.	†	104,200	2,103,798

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sysco Corp.	†	473,200	$10,788,960
Wal-Mart Stores, Inc.		272,400	14,192,040
			36,296,636
Food Products—0.5%
Nestle SA ADR (Switzerland)		103,950	3,487,522
Health Care Equipment & Supplies—2.9%
Alcon, Inc. (Switzerland)		9,400	854,554
Baxter International, Inc.		64,800	3,319,056
Becton Dickinson and Co.		19,800	1,331,352
C.R. Bard, Inc.	†	11,600	924,752
Covidien Ltd. (Bermuda)		208,000	6,913,920
Intuitive Surgical, Inc.	*†	2,300	219,328
Medtronic, Inc.		69,600	2,051,112
St. Jude Medical, Inc.	*	101,500	3,687,495
Stryker Corp.		25,500	868,020
			20,169,589
Health Care Providers & Services—3.8%
Aetna, Inc.		101,700	2,474,361
Cardinal Health, Inc.		348,300	10,964,484
Express Scripts, Inc.	*	61,300	2,830,221
Humana, Inc.	*	2,700	70,416
McKesson Corp.		60,200	2,109,408
Medco Health Solutions, Inc.	*	119,600	4,944,264
UnitedHealth Group, Inc.		92,700	1,940,211
WellPoint, Inc.	*	40,100	1,522,597
			26,855,962
Hotels, Restaurants & Leisure—0.9%
Marriott International, Inc., Class A	†	39,700	649,492
McDonald’s Corp.		55,300	3,017,721
Wynn Resorts Ltd.	*†	8,100	161,757
Yum! Brands, Inc.		85,200	2,341,296
			6,170,266
Household Durables—0.3%
Stanley Works (The)		67,500	1,965,600
Household Products—1.2%
Kimberly-Clark Corp.		186,000	8,576,460
Procter & Gamble Co. (The)		3,275	154,220
			8,730,680
Independent Power Producers & Energy Traders—0.4%
NRG Energy, Inc.	*	156,800	2,759,680
Industrial Conglomerates—2.8%
General Electric Co.	†	1,336,900	13,516,059
Tyco International Ltd. (Bermuda)		300,000	5,868,000
			19,384,059
Insurance—2.9%
ACE Ltd. (Switzerland)		114,300	4,617,720
AON Corp.		100,500	4,102,410
Berkshire Hathaway, Inc., Class B	*	3,350	9,447,000
Unum Group	†	145,700	1,821,250
			19,988,380
Internet & Catalog Retail—1.9%
Amazon.com, Inc.	*†	158,100	11,610,864
Expedia, Inc.	*	58,200	528,456
priceline.com, Inc.	*†	13,800	$1,087,164
			13,226,484
Internet Software & Services—1.7%
eBay, Inc.	*	300	3,768
Google, Inc., Class A	*	26,000	9,049,560
Tencent Holdings Ltd. (China)	†	212,000	1,568,715
VeriSign, Inc.	*†	69,600	1,313,352
			11,935,395
IT Services—4.1%
Accenture Ltd., Class A (Bermuda)		446,100	12,263,289
Automatic Data Processing, Inc.		256,300	9,011,508
Fiserv, Inc.	*†	58,600	2,136,556
Mastercard, Inc., Class A	†	13,300	2,227,484
Visa, Inc., Class A	†	33,100	1,840,360
Western Union Co. (The)		89,600	1,126,272
			28,605,469
Machinery—2.5%
Cummins, Inc.		112,300	2,858,035
Danaher Corp.		130,700	7,086,554
Deere & Co.	†	69,200	2,274,604
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	†	147,600	2,036,880
PACCAR, Inc.	†	127,900	3,294,704
			17,550,777
Media—4.0%
Comcast Corp., Class A		331,400	4,520,296
Discovery Communications, Inc., Class A	*†	63,150	1,011,663
Discovery Communications, Inc., Series C	*	69,050	1,011,583
McGraw-Hill Cos., Inc. (The)		502,200	11,485,314
Omnicom Group, Inc.		1,600	37,440
Time Warner Cable, Inc.		75,278	1,866,892
Time Warner, Inc.		299,900	5,788,064
Viacom, Inc., Class B	*†	139,700	2,427,986
			28,149,238
Metals & Mining—0.3%
BHP Billiton Ltd. (Australia)		2,900	64,093
Cliffs Natural Resources, Inc.		96,800	1,757,888
Freeport-McMoRan Copper & Gold, Inc.		7,000	266,770
Nucor Corp.		8,300	316,811
			2,405,562
Multiline Retail—1.2%
Kohl’s Corp.	*	139,800	5,916,336
Nordstrom, Inc.	†	151,700	2,540,975
			8,457,311
Multi-Utilities—0.3%
SCANA Corp.		49,400	1,525,966
TECO Energy, Inc.	†	76,700	855,205
			2,381,171
Office Electronics—1.1%
Canon, Inc. ADR (Japan)		266,000	7,721,980
Oil, Gas & Consumable Fuels—4.9%
Apache Corp.		33,800	2,166,242
BP plc ADR (United Kingdom)		263,000	10,546,300

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Chevron Corp.		57,400	$3,859,576
EOG Resources, Inc.		27,900	1,527,804
Exxon Mobil Corp.		48,200	3,282,420
Marathon Oil Corp.		88,700	2,331,923
Occidental Petroleum Corp.		51,800	2,882,670
Petroleo Brasileiro SA, Class A ADR (Brazil)	†	60,000	1,470,000
Southwestern Energy Co.	*	6,200	184,078
Suncor Energy, Inc. (Canada)		21,200	470,852
Total SA ADR (France)		56,700	2,781,702
XTO Energy, Inc.		102,400	3,135,488
			34,639,055
Pharmaceuticals—4.2%
Abbott Laboratories		57,100	2,723,670
Allergan, Inc.		72,900	3,481,704
Johnson & Johnson		74,200	3,902,920
Merck & Co., Inc.		104,600	2,798,050
Novo Nordisk A/S, Class B (Denmark)		5,302	254,209
Pfizer, Inc.		320,400	4,363,848
Roche Holding AG (Genusschein) (Switzerland)	†	3,248	445,789
Schering-Plough Corp.		171,100	4,029,405
Teva Pharmaceutical Industries Ltd. ADR (Israel)	†	46,400	2,090,320
Wyeth		123,500	5,315,440
			29,405,355
Professional Services—0.7%
Robert Half International, Inc.		264,900	4,723,167
Real Estate Investment Trusts (REITs)—0.1%
Kimco Realty Corp. REIT	†	123,300	939,546
Road & Rail—0.1%
Union Pacific Corp.		9,200	378,212
Semiconductors & Semiconductor Equipment—2.1%
Altera Corp.		69,800	1,224,990
Broadcom Corp., Class A	*†	74,300	1,484,514
Intel Corp.	†	303,500	4,567,675
Marvell Technology Group Ltd. (Bermuda)	*	291,700	2,671,972
Texas Instruments, Inc.		137,900	2,276,729
Xilinx, Inc.		139,900	2,680,484
			14,906,364
Software—3.1%
Adobe Systems, Inc.	*	22,700	485,553
Autodesk, Inc.	*	36,800	618,608
BMC Software, Inc.	*	16,600	547,800
Electronic Arts, Inc.	*	73,200	1,331,508
Intuit, Inc.	*†	17,800	480,600
McAfee, Inc.	*†	82,800	2,773,800
Microsoft Corp.		686,600	12,612,842
Nintendo Co. Ltd. ADR (Japan)	†	52,300	1,908,950
Oracle Corp.	*	41,600	751,712
			21,511,373
Specialty Retail—2.4%
Bed Bath & Beyond, Inc.	*†	69,600	$1,722,600
Best Buy Co., Inc.		253,700	9,630,452
Home Depot, Inc.		121,700	2,867,252
Staples, Inc.		147,100	2,663,981
			16,884,285
Textiles, Apparel & Luxury Goods—0.2%
NIKE, Inc., Class B		33,900	1,589,571
Tobacco—0.9%
Altria Group, Inc.		187,800	3,008,556
Philip Morris International, Inc.		83,800	2,981,604
			5,990,160
Trading Companies & Distributors—1.4%
Fastenal Co.	†	13,300	427,661
W.W. Grainger, Inc.		135,000	9,474,300
			9,901,961
Wireless Telecommunication Services—0.8%
America Movil SAB de CV, Series L ADR (Mexico)	†	3,300	89,364
American Tower Corp., Class A	*	141,600	4,308,888
MetroPCS Communications, Inc.	*†	86,200	1,472,296
			5,870,548
TOTAL COMMON STOCKS
(Cost $807,873,065)			671,442,816

CASH EQUIVALENTS—15.8%
Institutional Money Market Funds—15.8%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	50,000,000	50,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	13,000,000	13,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		30,777,658	30,777,658
Fidelity Institutional Money Market: Prime Money Market Money Market Portfolio—Institutional Class	††	16,995,983	16,995,983
TOTAL CASH EQUIVALENTS
(Cost $110,773,641)			110,773,641
TOTAL INVESTMENTS—111.9%
(Cost $918,646,706)			782,216,457
Other assets less liabilities—(11.9%)			(82,873,847)
NET ASSETS—100.0%			$699,342,610

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—92.1%
Aerospace & Defense—1.0%
Boeing Co. (The)		201,800	$7,180,044
ITT Corp.	†	163,500	6,289,845
			13,469,889
Air Freight & Logistics—0.7%
United Parcel Service, Inc., Class B	†	185,400	9,125,388
Airlines—0.2%
Delta Air Lines, Inc.	*	508,687	2,863,908
Beverages—4.4%
Coca-Cola Co. (The)		602,400	26,475,480
Hansen Natural Corp.	*	62,700	2,257,200
PepsiCo, Inc.		574,500	29,575,260
			58,307,940
Biotechnology—5.0%
Amgen, Inc.	*	104,300	5,164,936
Biogen Idec, Inc.	*	387,350	20,304,887
Celgene Corp.	*	219,950	9,765,780
Cephalon, Inc.	*†	47,300	3,221,130
Genzyme Corp.	*	73,500	4,365,165
Gilead Sciences, Inc.	*	421,350	19,516,932
Myriad Genetics, Inc.	*	69,200	3,146,524
			65,485,354
Capital Markets—1.7%
Charles Schwab Corp. (The)		352,400	5,462,200
Goldman Sachs Group, Inc. (The)	†	123,800	13,125,276
Morgan Stanley		168,500	3,836,745
			22,424,221
Chemicals—4.2%
Air Products & Chemicals, Inc.	†	94,650	5,324,062
Monsanto Co.		195,228	16,223,447
Mosaic Co. (The)	†	252,000	10,578,960
Potash Corp. of Saskatchewan, Inc. (Canada)		58,460	4,724,153
Praxair, Inc.		159,000	10,699,110
Syngenta AG ADR (Switzerland)		190,900	7,656,999
			55,206,731
Commercial Banks—1.1%
PNC Financial Services Group, Inc.	†	62,200	1,821,838
Wells Fargo & Co.	†	922,800	13,140,672
			14,962,510
Communications Equipment—4.6%
Cisco Systems, Inc.	*	1,184,575	19,865,323
Nokia Oyj ADR (Finland)		815,300	9,514,551
QUALCOMM, Inc.		752,050	29,262,265
Research In Motion Ltd. (Canada)	*	53,476	2,303,211
			60,945,350
Computers & Peripherals—8.0%
Apple, Inc.	*	304,490	32,007,989
EMC Corp.	*†	1,888,500	21,528,900
Hewlett-Packard Co.		327,450	10,498,047
International Business Machines Corp.		392,090	$37,989,600
NetApp, Inc.	*†	225,300	3,343,452
			105,367,988
Construction & Engineering—2.5%
Foster Wheeler AG	*	573,900	10,026,033
Jacobs Engineering Group, Inc.	*†	117,100	4,527,086
Quanta Services, Inc.	*†	413,600	8,871,720
Shaw Group, Inc. (The)	*	363,400	9,960,794
			33,385,633
Consumer Finance—0.5%
American Express Co.		501,200	6,831,356
Diversified Consumer Services—1.0%
Apollo Group, Inc., Class A	*	138,000	10,809,540
DeVry, Inc.		50,000	2,409,000
			13,218,540
Diversified Financial Services—1.0%
JPMorgan Chase & Co.		289,800	7,702,884
NYSE Euronext		318,300	5,697,570
			13,400,454
Electrical Equipment—0.3%
First Solar, Inc.	*†	25,500	3,383,850
Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp., Class A		86,800	2,472,932
Energy Equipment & Services—4.4%
Halliburton Co.		909,200	14,065,324
National Oilwell Varco, Inc.	*	403,100	11,573,001
Schlumberger Ltd.	†	216,700	8,802,354
Transocean Ltd. (Switzerland)	*	273,700	16,104,508
Weatherford International Ltd.	*	694,800	7,691,436
			58,236,623
Food & Staples Retailing—5.4%
Costco Wholesale Corp.	†	152,200	7,049,904
CVS Caremark Corp.		803,100	22,077,219
Wal-Mart Stores, Inc.	†	810,850	42,245,285
			71,372,408
Food Products—2.0%
Archer-Daniels-Midland Co.		72,500	2,014,050
Bunge Ltd.	†	234,600	13,290,090
Corn Products International, Inc.		74,900	1,587,880
J.M. Smucker Co. (The)		40,400	1,505,708
Nestle SA ADR (Switzerland)		249,200	8,360,660
			26,758,388
Health Care Equipment & Supplies—3.3%
Baxter International, Inc.		154,500	7,913,490
Boston Scientific Corp.	*	281,300	2,236,335
Covidien Ltd. (Bermuda)		351,550	11,685,522
Intuitive Surgical, Inc.	*†	23,200	2,212,352
Medtronic, Inc.		272,600	8,033,522
St. Jude Medical, Inc.	*	85,300	3,098,949
Zimmer Holdings, Inc.	*	220,600	8,051,900
			43,232,070

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Providers & Services—0.7%
Aetna, Inc.		384,500	$9,354,885
Hotels, Restaurants & Leisure—1.4%
International Game Technology	†	619,400	5,710,868
McDonald’s Corp.		122,191	6,667,963
Yum! Brands, Inc.		243,200	6,683,136
			19,061,967
Household Products—1.6%
Colgate-Palmolive Co.		40,400	2,382,792
Procter & Gamble Co. (The)		384,900	18,124,941
			20,507,733
Industrial Conglomerates—1.1%
3M Co.	†	194,400	9,665,568
General Electric Co.		513,600	5,192,496
			14,858,064
Insurance—1.2%
Aflac, Inc.		106,100	2,054,096
Berkshire Hathaway, Inc., Class B	*†	3,621	10,211,220
Fidelity National Financial, Inc., Class A	†	44,300	864,293
Willis Group Holdings Ltd. (United Kingdom)	†	96,900	2,131,800
			15,261,409
Internet & Catalog Retail—1.5%
Amazon.com, Inc.	*†	250,200	18,374,688
priceline.com, Inc.	*†	25,700	2,024,646
			20,399,334
Internet Software & Services—3.1%
Google, Inc., Class A	*	66,250	23,058,975
Yahoo! Inc.	*	1,392,700	17,840,487
			40,899,462
IT Services—4.3%
Automatic Data Processing, Inc.	†	604,000	21,236,640
Cognizant Technology Solutions Corp., Class A	*	461,500	9,594,585
Global Payments, Inc.		144,400	4,824,404
Mastercard, Inc., Class A	†	39,000	6,531,720
Paychex, Inc.	†	314,300	8,068,081
Visa, Inc., Class A	†	118,600	6,594,160
			56,849,590
Life Sciences Tools & Services—1.8%
Illumina, Inc.	*†	175,800	6,546,792
Thermo Fisher Scientific, Inc.	*	474,700	16,932,549
			23,479,341
Machinery—1.3%
Caterpillar, Inc.	†	327,300	9,151,308
Danaher Corp.		137,100	7,433,562
			16,584,870
Media—1.1%
DIRECTV Group, Inc. (The)	*†	105,200	2,397,508
Walt Disney Co. (The)		663,800	12,054,608
			14,452,116
Metals & Mining—1.1%
Freeport-McMoRan Copper & Gold, Inc.		206,100	$7,854,471
Newmont Mining Corp.		148,200	6,633,432
			14,487,903
Multiline Retail—1.0%
Dollar Tree, Inc.	*	52,100	2,321,055
Kohl’s Corp.	*	98,950	4,187,564
Target Corp.		212,900	7,321,631
			13,830,250
Oil, Gas & Consumable Fuels—3.9%
Anadarko Petroleum Corp.		159,500	6,202,955
Apache Corp.		51,500	3,300,635
Chesapeake Energy Corp.		148,100	2,526,586
Hess Corp.		92,485	5,012,687
Occidental Petroleum Corp.		183,200	10,195,080
Southwestern Energy Co.	*	54,600	1,621,074
Suncor Energy, Inc. (Canada)		123,800	2,749,598
Total SA ADR (France)		137,200	6,731,032
XTO Energy, Inc.		434,900	13,316,638
			51,656,285
Personal Products—0.4%
Avon Products, Inc.	†	306,600	5,895,918
Pharmaceuticals—5.8%
Abbott Laboratories		162,129	7,733,553
Allergan, Inc.		252,300	12,049,848
Bristol-Myers Squibb Co.		663,700	14,548,304
Elan Corp. plc ADR (Ireland)	*†	910,800	6,047,712
Johnson & Johnson	†	386,300	20,319,380
Mylan, Inc.	*†	162,600	2,180,466
Wyeth		316,750	13,632,920
			76,512,183
Real Estate Investment Trusts (REITs)—0.2%
Annaly Capital Management, Inc. REIT	†	152,900	2,120,723
Road & Rail—0.7%
Norfolk Southern Corp.		205,800	6,945,750
Union Pacific Corp.		58,400	2,400,824
			9,346,574
Semiconductors & Semiconductor Equipment—0.9%
Analog Devices, Inc.		300,900	5,798,343
Broadcom Corp., Class A	*†	176,900	3,534,462
Marvell Technology Group Ltd. (Bermuda)	*	274,700	2,516,252
			11,849,057
Software—4.2%
Activision Blizzard, Inc.	*	347,500	3,634,850
Microsoft Corp.		2,007,700	36,881,449
Oracle Corp.	*	669,800	12,103,286
Symantec Corp.	*	206,600	3,086,604
			55,706,189
Specialty Retail—2.0%
AutoZone, Inc.	*†	15,500	2,520,610
Best Buy Co., Inc.	†	121,800	4,623,528
Home Depot, Inc.		273,600	6,446,016
Lowe’s Cos., Inc.		703,000	12,829,750
			26,419,904

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Textiles, Apparel & Luxury Goods—0.9%
NIKE, Inc., Class B		244,200	$11,450,538
Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	90,800	2,763,044
Sprint Nextel Corp.	*†	657,287	2,346,515
			5,109,559
TOTAL COMMON STOCKS
(Cost $1,487,403,194)			1,216,545,387

CASH EQUIVALENTS—18.6%
Institutional Money Market Funds—17.5%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	60,000,000	60,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	27,000,000	27,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		95,540,116	95,540,115
Fidelity Institutional Money Market: Prime Money Market Money Market Portfolio—Institutional Class	††	49,120,583	49,120,583
			231,660,698

Coupon Rate	Maturity Date		Face	Value
Medium Term Notes—1.1%
AT&T, Inc.
4.973%	04/27/2009	††	$4,109,786	4,109,787
BBVA Senior Finance SA
1.213%	04/17/2009	#††	9,995,006	9,995,006
				14,104,793
TOTAL CASH EQUIVALENTS
(Cost $245,765,491)				245,765,491
TOTAL INVESTMENTS—110.7%
(Cost $1,733,168,685)				1,462,310,878
Other assets less liabilities—(10.7%)				(141,461,977)
NET ASSETS—100.0%				$1,320,848,901

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—95.1%
Aerospace & Defense—2.1%
General Dynamics Corp.		30,200	$1,256,018
Rockwell Collins, Inc.	†	56,200	1,834,368
TransDigm Group, Inc.	*†	30,519	1,002,244
			4,092,630
Airlines—0.4%
Continental Airlines, Inc., Class B	*	89,100	784,971
Auto Components—1.3%
BorgWarner, Inc.	†	124,300	2,523,290
Automobiles—0.5%
Thor Industries, Inc.		66,400	1,037,168
Beverages—0.7%
Coca-Cola Enterprises, Inc.		110,100	1,452,219
Capital Markets—1.8%
Invesco Ltd.		125,070	1,733,470
State Street Corp.		58,500	1,800,630
			3,534,100
Chemicals—1.9%
Celanese Corp., Class A		101,200	1,353,044
International Flavors & Fragrances, Inc.		43,200	1,315,872
Terra Industries, Inc.		35,800	1,005,622
			3,674,538
Commercial Banks—2.0%
Bank of Hawaii Corp.	†	28,000	923,440
Comerica, Inc.	†	148,000	2,709,880
Prosperity Bancshares, Inc.	†	12,400	339,140
			3,972,460
Commercial Services & Supplies—2.8%
Cintas Corp.		67,700	1,673,544
R.R. Donnelley & Sons Co.		331,400	2,429,162
Steelcase, Inc., Class A	†	284,100	1,423,341
			5,526,047
Communications Equipment—1.1%
Comtech Telecommunications Corp.	*	50,000	1,238,500
Corning, Inc.		72,100	956,767
			2,195,267
Computers & Peripherals—0.5%
Seagate Technology (Cayman Islands)		166,400	1,000,064
Consumer Finance—0.4%
Student Loan Corp. (The)	†	16,453	714,719
Containers & Packaging—2.6%
AptarGroup, Inc.		43,600	1,357,704
Crown Holdings, Inc.	*	54,600	1,241,058
Sonoco Products Co.		120,300	2,523,894
			5,122,656
Diversified Financial Services—0.3%
NASDAQ OMX Group, Inc. (The)	*†	28,400	556,072
Diversified Telecommunication Services—1.1%
NTELOS Holdings Corp.		122,000	$2,213,080
Electric Utilities—2.1%
Hawaiian Electric Industries, Inc.		46,700	641,658
Northeast Utilities		56,000	1,209,040
NV Energy, Inc.		127,000	1,192,530
Pinnacle West Capital Corp.		39,800	1,057,088
			4,100,316
Electrical Equipment—2.0%
Acuity Brands, Inc.	†	50,800	1,145,032
Cooper Industries Ltd., Class A		25,800	667,188
Hubbell, Inc., Class B	†	44,500	1,199,720
Thomas & Betts Corp.	*	34,900	873,198
			3,885,138
Electronic Equipment, Instruments & Components—2.8%
Arrow Electronics, Inc.	*	90,600	1,726,836
Avnet, Inc.	*	105,200	1,842,052
Ingram Micro, Inc., Class A	*	151,700	1,917,488
			5,486,376
Energy Equipment & Services—2.4%
Baker Hughes, Inc.		34,900	996,395
Nabors Industries Ltd. (Bermuda)	*	118,200	1,180,818
Noble Corp.		107,400	2,587,266
			4,764,479
Food & Staples Retailing—1.4%
Kroger Co. (The)		24,700	524,134
Ruddick Corp.	†	55,271	1,240,834
Sysco Corp.		41,500	946,200
			2,711,168
Food Products—2.8%
Archer-Daniels-Midland Co.		39,600	1,100,088
Dean Foods Co.	*	22,200	401,376
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	82,500	1,354,650
H.J. Heinz Co.		30,400	1,005,024
Sara Lee Corp.		204,400	1,651,552
			5,512,690
Gas Utilities—1.1%
Energen Corp.		20,800	605,904
Questar Corp.		55,500	1,633,365
			2,239,269
Health Care Equipment & Supplies—0.6%
Beckman Coulter, Inc.		24,400	1,244,644
Health Care Providers & Services—3.3%
Cardinal Health, Inc.		36,200	1,139,576
CIGNA Corp.		189,698	3,336,788
Magellan Health Services, Inc.	*	18,500	674,140
Omnicare, Inc.		58,100	1,422,869
			6,573,373
Health Care Technology—0.9%
IMS Health, Inc.		146,100	1,821,867
Hotels, Restaurants & Leisure—2.0%
Carnival Corp.		53,400	1,153,440

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Darden Restaurants, Inc.		79,700	$2,730,522
			3,883,962
Household Durables—1.7%
D.R. Horton, Inc.		116,300	1,128,110
Mohawk Industries, Inc.	*†	42,400	1,266,488
Snap-On, Inc.		35,500	891,050
			3,285,648
Independent Power Producers & Energy Traders—0.5%
NRG Energy, Inc.	*	53,800	946,880
Insurance—12.8%
Alleghany Corp.	*†	11,737	3,178,770
Allied World Assurance Co. Holdings Ltd. (Bermuda)	†	35,500	1,350,065
Allstate Corp. (The)		100,400	1,922,660
AON Corp.		41,000	1,673,620
Arch Capital Group Ltd. (Bermuda)	*	57,000	3,070,020
Brown & Brown, Inc.		79,100	1,495,781
Endurance Specialty Holdings Ltd. (Bermuda)	†	53,600	1,336,784
Fidelity National Financial, Inc., Class A		136,700	2,667,017
HCC Insurance Holdings, Inc.	†	81,300	2,047,947
Lincoln National Corp.		365,160	2,442,920
Progressive Corp. (The)	*	96,800	1,300,992
Unum Group	†	149,100	1,863,750
White Mountains Insurance Group Ltd.		5,000	859,550
			25,209,876
IT Services—3.3%
Computer Sciences Corp.	*	68,900	2,538,276
Hewitt Associates, Inc., Class A	*†	46,300	1,377,888
Mastercard, Inc., Class A	†	6,440	1,078,571
SAIC, Inc.	*	76,600	1,430,122
			6,424,857
Leisure Equipment & Products—0.6%
Mattel, Inc.		111,600	1,286,748
Life Sciences Tools & Services—0.8%
Life Technologies Corp.	*	49,600	1,611,008
Machinery—2.2%
Dover Corp.		91,300	2,408,494
Navistar International Corp.	*	21,500	719,390
SPX Corp.		26,100	1,226,961
			4,354,845
Marine—0.3%
Alexander & Baldwin, Inc.		32,000	608,960
Media—1.9%
Marvel Entertainment, Inc.	*	55,600	1,476,180
Omnicom Group, Inc.		61,100	1,429,740
Shaw Communications, Inc., Class B (Canada)		49,200	745,380
			3,651,300
Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold, Inc.		14,400	548,784
Reliance Steel & Aluminum Co.		17,900	$471,307
			1,020,091
Multiline Retail—0.9%
Family Dollar Stores, Inc.		18,200	607,334
Kohl’s Corp.	*	27,000	1,142,640
			1,749,974
Multi-Utilities—4.0%
CMS Energy Corp.	†	136,200	1,612,608
NSTAR	†	30,900	985,092
PG&E Corp.		55,000	2,102,100
SCANA Corp.		56,762	1,753,378
TECO Energy, Inc.	†	39,500	440,425
Xcel Energy, Inc.	†	58,300	1,086,129
			7,979,732
Oil, Gas & Consumable Fuels—3.5%
Cimarex Energy Co.	†	58,100	1,067,878
EOG Resources, Inc.		20,400	1,117,104
Noble Energy, Inc.		18,000	969,840
Spectra Energy Corp.		64,100	906,374
Valero Energy Corp.		109,800	1,965,420
Walter Industries, Inc.		37,300	853,051
			6,879,667
Professional Services—2.0%
Equifax, Inc.		46,000	1,124,700
Manpower, Inc.		52,000	1,639,560
Robert Half International, Inc.	†	61,800	1,101,894
			3,866,154
Real Estate Investment Trusts (REITs)—5.6%
Annaly Capital Management, Inc. REIT	†	92,900	1,288,523
Digital Realty Trust, Inc. REIT	†	69,300	2,299,374
Duke Realty Corp. REIT	†	454,062	2,497,341
Health Care REIT, Inc. REIT		39,100	1,196,069
National Retail Properties, Inc. REIT	†	69,600	1,102,464
Simon Property Group, Inc. REIT	†	73,659	2,551,550
			10,935,321
Road & Rail—1.9%
Con-way, Inc.	†	47,400	849,882
Kansas City Southern	*	55,700	707,947
Ryder System, Inc.		38,800	1,098,428
Werner Enterprises, Inc.	†	69,800	1,055,376
			3,711,633
Semiconductors & Semiconductor Equipment—3.5%
Analog Devices, Inc.		76,800	1,479,936
Lam Research Corp.	*†	67,000	1,525,590
Microchip Technology, Inc.	†	103,000	2,182,570
National Semiconductor Corp.	†	113,200	1,162,564
Semtech Corp.	*	35,700	476,595
			6,827,255
Software—2.3%
Autodesk, Inc.	*	70,200	1,180,062
Check Point Software Technologies (Israel)	*	58,800	1,305,948
Solera Holdings, Inc.	*	29,600	733,488
Sybase, Inc.	*†	26,700	808,743

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Synopsys, Inc.	*	26,600	$551,418
			4,579,659
Specialty Retail—2.1%
Advance Auto Parts, Inc.		29,300	1,203,644
AutoZone, Inc.	*†	5,000	813,100
Bed Bath & Beyond, Inc.	*†	17,600	435,600
Best Buy Co., Inc.		14,500	550,420
PetSmart, Inc.		26,400	553,344
Ross Stores, Inc.		16,000	574,080
			4,130,188
Textiles, Apparel & Luxury Goods—1.8%
V.F. Corp.		41,900	2,392,909
Warnaco Group, Inc. (The)	*†	46,300	1,111,200
			3,504,109
Thrifts & Mortgage Finance—0.5%
Hudson City Bancorp, Inc.		84,800	991,312
Tobacco—0.5%
Lorillard, Inc.		16,500	1,018,710
Trading Companies & Distributors—1.0%
GATX Corp.	†	46,500	940,695
United Rentals, Inc.	*†	258,266	1,087,300
			2,027,995
TOTAL COMMON STOCKS
(Cost $251,038,436)			187,224,485

CASH EQUIVALENTS—24.8%
Institutional Money Market Funds—24.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	426,778	426,778
AIM Short-Term Investments Trust Prime Assets Portfolio	††	37,524,029	37,524,029
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		9,789,520	9,789,519
			47,740,326

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.5%
BBVA Senior Finance SA
1.213%	04/17/2009	#††	$999,501	999,501
TOTAL CASH EQUIVALENTS
(Cost $48,739,827)				48,739,827
TOTAL INVESTMENTS—119.9%
(Cost $299,778,263)				235,964,312
Other assets less liabilities—(19.9%)				(39,103,852)
NET ASSETS—100.0%				$196,860,460

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—96.1%
Aerospace & Defense—1.1%
ITT Corp.		54,300	$2,088,921
L-3 Communications Holdings, Inc.		44,700	3,030,660
Rockwell Collins, Inc.	†	65,600	2,141,184
			7,260,765
Air Freight & Logistics—1.7%
C.H. Robinson Worldwide, Inc.		42,000	1,915,620
Expeditors International of Washington, Inc.		94,300	2,667,747
FedEx Corp.		58,100	2,584,869
HUB Group, Inc., Class A	*	87,600	1,489,200
UTi Worldwide, Inc. (Virgin Islands, British)		171,200	2,045,840
			10,703,276
Airlines—0.8%
Continental Airlines, Inc., Class B	*†	435,100	3,833,231
UAL Corp.	*	346,800	1,553,664
			5,386,895
Automobiles—0.3%
Harley-Davidson, Inc.	†	131,400	1,759,446
Beverages—0.4%
Heckmann Corp.	*†	465,900	2,245,638
Biotechnology—2.4%
Alexion Pharmaceuticals, Inc.	*†	52,000	1,958,320
Alkermes, Inc.	*	302,149	3,665,067
Cephalon, Inc.	*	30,700	2,090,670
deCODE genetics, Inc. (Iceland)	*	226,900	52,414
Incyte Corp. Ltd.	*†	333,400	780,156
Myriad Genetics, Inc.	*	37,500	1,705,125
Regeneron Pharmaceuticals, Inc.	*	73,900	1,024,254
Senomyx, Inc.	*†	178,823	284,329
United Therapeutics Corp.	*†	51,900	3,430,071
			14,990,406
Capital Markets—1.6%
Fortress Investment Group LLC, Class A	†	304,100	763,291
GHL Acquisition Corp.	*	59,700	567,150
Greenhill & Co., Inc.		17,300	1,277,605
Invesco Ltd.		198,900	2,756,754
Liberty Acquisition Holdings Corp.	*	64,700	582,300
SEI Investments Co.		319,100	3,896,211
			9,843,311
Chemicals—1.7%
Ecolab, Inc.		121,000	4,202,330
Intrepid Potash, Inc.	*†	68,700	1,267,515
Nalco Holding Co.		284,800	3,722,336
Potash Corp. of Saskatchewan, Inc. (Canada)		22,700	1,834,387
			11,026,568
Commercial Banks—0.3%
Signature Bank/New York	*	60,500	$1,707,915
Commercial Services & Supplies—1.8%
Copart, Inc.	*†	83,200	2,467,712
EnerNOC, Inc.	*†	52,900	769,166
Iron Mountain, Inc.	*†	78,900	1,749,213
Mobile Mini, Inc.	*†	162,600	1,873,152
Stericycle, Inc.	*	25,600	1,221,888
Waste Connections, Inc.	*	131,950	3,391,115
			11,472,246
Communications Equipment—0.8%
Blue Coat Systems, Inc.	*†	161,900	1,944,419
Juniper Networks, Inc.	*	98,400	1,481,904
Palm, Inc.	*†	226,900	1,955,878
			5,382,201
Computers & Peripherals—4.0%
3PAR, Inc.	*	151,000	992,070
Dell, Inc.	*	1,279,000	12,124,920
Lenovo Group Ltd.		5,401,100	1,241,414
NetApp, Inc.	*	116,700	1,731,828
Sun Microsystems, Inc.	*	1,232,000	9,018,240
			25,108,472
Construction & Engineering—1.1%
Quanta Services, Inc.	*	199,700	4,283,565
URS Corp.	*	67,700	2,735,757
			7,019,322
Construction Materials—0.9%
Cemex SAB de CV ADR (Mexico)	*†	693,520	4,334,500
Martin Marietta Materials, Inc.	†	21,200	1,681,160
			6,015,660
Consumer Finance—0.3%
SLM Corp.	*†	347,200	1,718,640
Distributors—0.4%
LKQ Corp.	*†	166,500	2,375,955
Diversified Consumer Services—2.8%
Apollo Group, Inc., Class A	*	47,100	3,689,343
Capella Education Co.	*†	67,800	3,593,400
Career Education Corp.	*	122,400	2,932,704
K12, Inc.	*†	143,534	1,995,123
Strayer Education, Inc.	†	16,400	2,949,868
Universal Technical Institute, Inc.	*†	233,700	2,804,400
			17,964,838
Diversified Financial Services—0.3%
KKR Financial Holdings LLC		395,900	352,351
MSCI, Inc., Class A	*	94,700	1,601,377
			1,953,728
Electrical Equipment—0.9%
Roper Industries, Inc.		128,200	5,442,090
Electronic Equipment, Instruments & Components—0.6%
Agilent Technologies, Inc.	*	58,700	902,219

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Amphenol Corp., Class A		76,900	$2,190,881
DTS, Inc.	*†	41,000	986,460
			4,079,560
Energy Equipment & Services—2.1%
Cameron International Corp.	*	123,000	2,697,390
Complete Production Services, Inc.	*†	175,500	540,540
Exterran Holdings, Inc.	*	187,100	2,997,342
FMC Technologies, Inc.	*	126,700	3,974,579
Smith International, Inc.		24,256	521,019
Transocean Ltd. (Switzerland)	*	40,300	2,371,252
			13,102,122
Food & Staples Retailing—0.4%
Pantry, Inc. (The)	*	58,400	1,028,424
Walgreen Co.		58,000	1,505,680
			2,534,104
Food Products—0.4%
Marine Harvest (Norway)	*†	8,673,100	2,730,344
Health Care Equipment & Supplies—3.3%
Arthrocare Corp.	*†	42,400	207,760
Conceptus, Inc.	*†	122,500	1,439,375
Edwards Lifesciences Corp.	*	35,200	2,134,176
Idexx Laboratories, Inc.	*†	23,300	805,714
Immucor, Inc.	*†	99,087	2,492,038
Mindray Medical International Ltd. ADR (China)	†	189,950	3,515,974
ResMed, Inc.	*†	156,500	5,530,710
Stereotaxis, Inc.	*†	90,100	359,499
Varian Medical Systems, Inc.	*	42,000	1,278,480
Zimmer Holdings, Inc.	*	85,100	3,106,150
			20,869,876
Health Care Providers & Services—5.0%
AMERIGROUP Corp.	*	148,900	4,100,706
Centene Corp.	*	75,200	1,355,104
Coventry Health Care, Inc.	*	155,150	2,007,641
DaVita, Inc.	*	217,200	9,545,940
Express Scripts, Inc.	*	69,700	3,218,049
Healthways, Inc.	*†	66,400	582,328
Henry Schein, Inc.	*†	92,000	3,680,920
Humana, Inc.	*	55,000	1,434,400
Laboratory Corp. of America Holdings	*†	35,900	2,099,791
WellPoint, Inc.	*	92,300	3,504,631
			31,529,510
Health Care Technology—0.1%
MedAssets, Inc.	*	60,200	857,850
Hotels, Restaurants & Leisure—3.6%
Chipotle Mexican Grill, Inc., Class B	*	23,800	1,363,978
International Game Technology		377,300	3,478,706
Marriott International, Inc., Class A	†	417,000	6,822,120
P.F. Chang’s China Bistro, Inc.	*†	115,800	$2,649,504
Panera Bread Co., Class A	*†	65,200	3,644,680
WMS Industries, Inc.	*†	30,600	639,846
Yum! Brands, Inc.		154,000	4,231,920
			22,830,754
Household Durables—0.7%
Lennar Corp., Class A	†	582,000	4,370,820
Household Products—0.3%
Energizer Holdings, Inc.	*†	40,000	1,987,600
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	376,200	2,561,922
Insurance—8.8%
Aflac, Inc.		65,600	1,270,016
AON Corp.		77,900	3,179,878
Assured Guaranty Ltd. (Bermuda)		834,300	5,648,211
Berkshire Hathaway, Inc., Class A	*	71	6,155,700
eHealth, Inc.	*†	76,200	1,219,962
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	12,243,500
Genworth Financial, Inc., Class A	†	346,200	657,780
Hartford Financial Services Group, Inc.	†	186,100	1,460,885
IPC Holdings Ltd. (Bermuda)		119,200	3,223,168
Markel Corp.	*†	6,300	1,788,444
MetLife, Inc.		40,800	929,016
Nipponkoa Insurance Co., Ltd. (Japan)		1,260,000	7,295,404
Prudential Financial, Inc.		120,900	2,299,518
RenaissanceRe Holdings Ltd. (Bermuda)		103,700	5,126,928
Syncora Holdings Ltd. (Bermuda)	*†	626,661	156,665
XL Capital Ltd., Class A (Bermuda)		573,000	3,128,580
			55,783,655
Internet & Catalog Retail—0.7%
Expedia, Inc.	*	302,932	2,750,623
Liberty Media Corp.— Interactive, Series A	*	671,275	1,946,697
			4,697,320
Internet Software & Services—4.0%
DealerTrack Holdings, Inc.	*	147,800	1,936,180
Digital River, Inc.	*	61,300	1,827,966
eBay, Inc.	*	828,500	10,405,960
MercadoLibre, Inc. (Argentina)	*†	166,700	3,092,285
Omniture, Inc.	*†	202,900	2,676,251
Rackspace Hosting, Inc.	*†	160,800	1,204,392
SkillSoft plc ADR	*†	150,800	1,008,852
VeriSign, Inc.	*†	157,000	2,962,590
			25,114,476
IT Services—4.9%
Alliance Data Systems Corp.	*†	92,700	3,425,265
Euronet Worldwide, Inc.	*†	190,150	2,483,359

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Global Payments, Inc.		242,200	$8,091,902
Heartland Payment Systems, Inc.		163,948	1,083,696
NeuStar, Inc., Class A	*†	423,800	7,098,650
Paychex, Inc.		185,700	4,766,919
RightNow Technologies, Inc.	*†	301,800	2,284,626
Total System Services, Inc.		112,800	1,557,768
			30,792,185
Leisure Equipment & Products—0.3%
Pool Corp.	†	132,200	1,771,480
Life Sciences Tools & Services—1.5%
Affymetrix, Inc.	*†	569,300	1,861,611
Exelixis, Inc.	*†	276,600	1,272,360
Illumina, Inc.	*†	88,400	3,292,016
Waters Corp.	*	82,300	3,040,985
			9,466,972
Machinery—2.2%
Actuant Corp., Class A	†	270,700	2,796,331
Colfax Corp.	*	78,700	540,669
Harsco Corp.	†	78,900	1,749,213
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		379,000	5,230,200
PACCAR, Inc.	†	71,800	1,849,568
Parker Hannifin Corp.		58,000	1,970,840
			14,136,821
Media—5.9%
DIRECTV Group, Inc. (The)	*†	230,000	5,241,700
Discovery Communications, Inc., Series C	*	298,000	4,365,700
Lamar Advertising Co., Class A	*	13,412	130,767
Liberty Media Corp.— Entertainment, Series A	*	666,820	13,303,059
National CineMedia, Inc.		139,400	1,837,292
Virgin Media, Inc.	†	380,300	1,825,440
Walt Disney Co. (The)		568,000	10,314,880
			37,018,838
Multiline Retail—0.5%
J.C. Penney Co., Inc.		146,900	2,948,283
Oil, Gas & Consumable Fuels—4.6%
Bill Barrett Corp.	*	52,100	1,158,704
Chesapeake Energy Corp.		585,000	9,980,100
Cimarex Energy Co.	†	89,800	1,650,524
Concho Resources, Inc.	*	17,600	450,384
Denbury Resources, Inc.	*†	222,400	3,304,864
Encore Acquisition Co.	*	67,799	1,577,683
Forest Oil Corp.	*†	121,700	1,600,355
PetroHawk Energy Corp.	*	140,300	2,697,969
Range Resources Corp.	†	84,100	3,461,556
Ultra Petroleum Corp.	*†	82,000	2,942,980
			28,825,119
Personal Products—0.3%
Herbalife Ltd. (Cayman Islands)		117,900	1,766,142
Pharmaceuticals—1.2%
Perrigo Co.		53,300	$1,323,439
Shire plc ADR (United Kingdom)	†	147,600	5,304,744
XenoPort, Inc.	*†	41,269	798,968
			7,427,151
Professional Services—2.7%
Administaff, Inc.	†	71,919	1,519,649
Advisory Board Co. (The)	*†	67,800	1,124,124
Corporate Executive Board Co. (The)	†	219,600	3,184,200
Dun & Bradstreet Corp.		37,900	2,918,300
Huron Consulting Group, Inc.	*†	64,700	2,745,221
Korn/Ferry International	*	287,700	2,606,562
Resources Connection, Inc.	*†	158,000	2,382,640
School Specialty, Inc.	*†	45,009	791,708
			17,272,404
Real Estate Investment Trusts (REITs)—1.5%
Chimera Investment Corp. REIT		505,100	1,697,136
Hatteras Financial Corp. REIT		306,475	7,658,810
			9,355,946
Real Estate Management & Development—0.2%
St. Joe Co. (The)	*†	63,400	1,061,316
Road & Rail—0.3%
Norfolk Southern Corp.		62,400	2,106,000
Semiconductors & Semiconductor Equipment—4.5%
Altera Corp.	†	101,200	1,776,060
Analog Devices, Inc.		242,000	4,663,340
ASML Holding NV (NY Reg Shares), Class G (Netherlands)	†	99,600	1,743,996
Broadcom Corp., Class A	*†	106,400	2,125,872
Cavium Networks, Inc.	*†	57,400	662,396
Cymer, Inc.	*†	24,699	549,800
FEI Co.	*	146,400	2,258,952
Intersil Corp., Class A		187,800	2,159,700
Marvell Technology Group Ltd. (Bermuda)	*	416,900	3,818,804
National Semiconductor Corp.	†	285,500	2,932,085
PMC-Sierra, Inc.	*	279,000	1,780,020
Semtech Corp.	*	114,700	1,531,245
Silicon Laboratories, Inc.	*†	81,000	2,138,400
			28,140,670
Software—5.7%
Adobe Systems, Inc.	*	73,800	1,578,582
Amdocs Ltd. (Guernsey, Channel Islands)	*	311,600	5,770,832
Ariba, Inc.	*†	58,400	509,832
Blackboard, Inc.	*†	63,900	2,028,186
Bottomline Technologies, Inc.	*	75,700	498,106
CA, Inc.		199,900	3,520,239
Concur Technologies, Inc.	*	23,200	445,208
Factset Research Systems, Inc.	†	117,215	5,859,578
Jack Henry & Associates, Inc.	†	57,000	930,240

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Macrovision Solutions Corp.	*	106,100	$1,887,519
Red Hat, Inc.	*	294,100	5,246,744
Take-Two Interactive Software, Inc.	*	576,900	4,817,115
Taleo Corp., Class A	*	175,500	2,074,410
Ultimate Software Group, Inc.	*	19,300	333,118
Wind River Systems, Inc.	*†	70,300	449,920
			35,949,629
Specialty Retail—1.5%
A.C. Moore Arts & Crafts, Inc.	*	93,200	176,148
AnnTaylor Stores Corp.	*†	189,600	985,920
Christopher & Banks Corp.	†	137,600	562,784
O’Reilly Automotive, Inc.	*†	127,900	4,477,779
Tiffany & Co.	†	87,800	1,892,968
Zumiez, Inc.	*	145,400	1,410,380
			9,505,979
Textiles, Apparel & Luxury Goods—0.1%
Iconix Brand Group, Inc.	*†	74,500	659,325
Trading Companies & Distributors—0.7%
Fastenal Co.	†	78,900	2,537,029
Interline Brands, Inc.	*	221,000	1,863,030
			4,400,059
Wireless Telecommunication Services—3.5%
American Tower Corp., Class A	*	276,800	8,423,024
NII Holdings, Inc.	*	275,245	4,128,675
SBA Communications Corp., Class A	*†	294,500	6,861,850
Sprint Nextel Corp.	*	703,500	2,511,495
			21,925,044
TOTAL COMMON STOCKS
(Cost $836,256,973)			606,956,648

CONVERTIBLE PREFERRED STOCKS—0.1%
Automobiles—0.1%
General Motors Corp., Series B
(Cost $2,552,160)		208,000	585,000

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Capital Markets—0.0%
Downey Financial Corp.
6.500%	07/01/2014	Δ
(Cost $3,130,390)			$4,409,000	441

		Shares	Value
CASH EQUIVALENTS—26.7%
Institutional Money Market Funds—24.8%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	40,000,000	$40,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	93,402,337	93,402,337
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		23,006,241	23,006,240
			156,408,577

Coupon Rate	Maturity Date		Face	Value
Medium Term Notes—1.9%
AT&T, Inc.
4.973%	04/27/2009	††	$2,054,893	2,054,893
BBVA Senior Finance SA
1.213%	04/17/2009	#††	6,996,504	6,996,504
Toyota Motor Credit Corp.
0.660%	08/05/2009	#††	2,962,815	2,962,815
				12,014,212
TOTAL CASH EQUIVALENTS
(Cost $168,422,789)				168,422,789
TOTAL INVESTMENTS—122.9%
(Cost $1,010,362,312)				775,964,878
Other assets less liabilities—(22.9%)				(144,448,937)
NET ASSETS—100.0%				$631,515,941

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

Δ	Security in default.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—43.6%
Aerospace & Defense—1.1%
Allen-Vanguard Corp. (Canada)	*	1,302,752	$165,324
Ceradyne, Inc.	*†	28,000	507,640
Cubic Corp.		21,000	531,930
			1,204,894
Biotechnology—1.4%
Arena Pharmaceuticals, Inc.	*†	173,800	523,138
Incyte Corp. Ltd.	*†	163,900	383,526
Rigel Pharmaceuticals, Inc.	*†	104,900	644,086
			1,550,750
Building Products—0.6%
Ameron International Corp.	†	12,000	631,920
Capital Markets—1.0%
Gluskin Sheff + Associates, Inc. (Canada)		48,700	382,400
Highbury Financial, Inc.		14,800	34,780
Uranium Participation Corp. (Canada)	*	81,100	392,378
Waddell & Reed Financial, Inc., Class A	†	15,000	271,050
			1,080,608
Commercial Services & Supplies—0.4%
GeoEye, Inc.	*†	21,000	414,750
Communications Equipment—3.2%
Arris Group, Inc.	*†	76,500	563,805
Brocade Communications Systems, Inc.	*	120,500	415,725
Emulex Corp.	*	77,500	389,825
Harris Stratex Networks, Inc., Class A	*	86,965	334,815
NETGEAR, Inc.	*	40,000	482,000
Parkervision, Inc.	*†	117,213	198,090
SeaChange International, Inc.	*	54,400	311,168
Sierra Wireless, Inc. (Canada)	*	100,500	365,820
Tellabs, Inc.	*	121,500	556,470
			3,617,718
Computers & Peripherals—0.9%
Imation Corp.		67,900	519,435
Novatel Wireless, Inc.	*†	93,400	524,908
			1,044,343
Construction & Engineering—0.8%
EMCOR Group, Inc.	*	36,000	618,120
Orion Marine Group, Inc.	*†	23,300	305,230
			923,350
Consumer Finance—1.4%
Dollar Financial Corp.	*†	86,200	820,624
World Acceptance Corp.	*†	44,150	754,965
			1,575,589
Containers & Packaging—0.4%
AptarGroup, Inc.		15,000	467,100
Diversified Consumer Services—0.5%
Regis Corp.		36,900	$533,205
Electric Utilities—1.5%
Portland General Electric Co.		32,100	564,639
Unisource Energy Corp.		21,500	606,085
Westar Energy, Inc.		26,500	464,545
			1,635,269
Electronic Equipment, Instruments & Components—1.7%
OSI Systems, Inc.	*	32,000	488,320
Park Electrochemical Corp.		23,500	406,080
Trimble Navigation Ltd.	*†	28,500	435,480
TTM Technologies, Inc.	*	84,600	490,680
Zygo Corp.	*	33,000	151,470
			1,972,030
Energy Equipment & Services—0.3%
Atwood Oceanics, Inc.	*†	18,000	298,620
Food Products—1.8%
Asiatic Development BHD (Malaysia)		282,000	331,510
Cosan SA Industria e Comercio (Brazil)	*	77,300	322,229
Flowers Foods, Inc.	†	22,000	516,560
Lance, Inc.		23,100	480,942
Viterra, Inc. (Canada)	*	61,000	424,794
			2,076,035
Health Care Equipment & Supplies—0.5%
ICU Medical, Inc.	*	4,200	134,904
Quidel Corp.	*†	52,500	484,050
			618,954
Health Care Providers & Services—3.0%
Amsurg Corp.	*†	40,400	640,340
Centene Corp.	*†	32,500	585,650
LHC Group, Inc.	*	25,500	568,140
Mednax, Inc.	*	20,000	589,400
Odyssey HealthCare, Inc.	*	42,200	409,340
Res-Care, Inc.	*	44,000	640,640
			3,433,510
Hotels, Restaurants & Leisure—0.2%
Thunderbird Resorts, Inc. (Panama)	*	115,700	185,120
Independent Power Producers & Energy Traders—0.2%
Energy Development Corp. (Philippines)	*	3,265,000	263,891
Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		26,500	520,195
Insurance—0.5%
Platinum Underwriters Holdings Ltd. (Bermuda)		20,500	581,380
Internet & Catalog Retail—0.5%
Shutterfly, Inc.	*	64,300	602,491
Internet Software & Services—1.1%
Akamai Technologies, Inc.	*†	26,000	504,400
Knot, Inc. (The)	*†	87,100	714,220
			1,218,620

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
IT Services—0.9%
MAXIMUS, Inc.	†	13,500	$538,110
SRA International, Inc., Class A	*†	36,300	533,610
			1,071,720
Machinery—1.7%
Barnes Group, Inc.	†	31,500	336,735
CIRCOR International, Inc.	†	26,043	586,488
Crane Co.		35,500	599,240
Force Protection, Inc.	*	73,900	354,720
			1,877,183
Marine—0.6%
Kirby Corp.	*†	23,500	626,040
Metals & Mining—2.2%
AMCOL International Corp.	†	29,000	430,360
Carpenter Technology Corp.		32,900	464,548
Silvercorp Metals, Inc. (Canada)		175,000	394,194
Universal Stainless & Alloy Products, Inc.	*	37,500	362,625
Western Goldfields, Inc. (Canada)	*	452,600	850,888
			2,502,615
Multiline Retail—0.2%
Retail Ventures, Inc.	*†	171,685	260,961
Office Electronics—0.5%
Zebra Technologies Corp., Class A	*†	30,500	580,110
Oil, Gas & Consumable Fuels—2.3%
BPZ Resources, Inc.	*†	171,300	633,810
Cimarex Energy Co.		25,500	468,690
Infinity Bio-Energy Ltd. (United Kingdom)	*‡	146,765	8,806
Oilsands Quest, Inc. (Canada)	*†	271,300	195,336
Plains Exploration & Production Co.	*	13,000	223,990
Swift Energy Co.	*†	26,000	189,800
W&T Offshore, Inc.	†	74,500	458,175
Whiting Petroleum Corp.	*†	17,500	452,375
			2,630,982
Personal Products—0.4%
NBTY, Inc.	*†	36,000	506,880
Pharmaceuticals—0.5%
Medicines Co. (The)	*	47,800	518,152
Professional Services—1.0%
CRA International, Inc.	*†	25,500	481,440
Duff & Phelps Corp., Class A	*†	38,600	607,950
			1,089,390
Real Estate Investment Trusts (REITs)—3.3%
Anworth Mortgage Asset Corp. REIT		114,200	$700,046
Capstead Mortgage Corp. REIT		74,400	799,056
Hatteras Financial Corp. REIT		37,000	924,630
Investors Real Estate Trust REIT	†	47,200	465,392
MFA Financial, Inc. REIT		136,200	800,856
			3,689,980
Real Estate Management & Development—0.4%
Brasil Brokers Participacoes SA (Brazil)	*	230,500	111,288
General Shopping Brasil SA (Brazil)	*	37,500	35,564
Grubb & Ellis Co.	†	486,500	306,495
			453,347
Semiconductors & Semiconductor Equipment—0.4%
Asyst Technologies, Inc.	*†	237,500	66,500
DSP Group, Inc.	*	90,800	392,256
			458,756
Software—0.8%
Ariba, Inc.	*†	37,600	328,248
JDA Software Group, Inc.	*	50,800	586,740
			914,988
Specialty Retail—1.9%
Cato Corp. (The), Class A		30,800	563,024
DSW, Inc., Class A	*†	54,400	505,376
Eddie Bauer Holdings, Inc.	*	274,037	117,836
Gymboree Corp.	*†	18,100	386,435
OfficeMax, Inc.		189,510	591,272
			2,163,943
Textiles, Apparel & Luxury Goods—0.5%
Gildan Activewear, Inc., Class A (Canada)	*†	72,100	584,010
Trading Companies & Distributors—2.2%
Applied Industrial Technologies, Inc.	†	33,000	556,710
H&E Equipment Services, Inc.	*†	78,400	513,520
RSC Holdings, Inc.	*†	81,500	428,690
TAL International Group, Inc.	†	62,953	460,816
Textainer Group Holdings Ltd. (Bermuda)	†	71,500	482,625
			2,442,361
Water Utilities—0.3%
Companhia de Saneamento de Minas Gerais-Copasa MG (Brazil)		41,500	353,325
TOTAL COMMON STOCKS
(Cost $70,228,168)			49,175,085

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—16.8%
Banks—0.7%
Bank of America Corp.
4.375%	12/01/2010		$430,000	$406,153
JPMorgan Chase & Co.
6.750%	02/01/2011		430,000	438,526
				844,679
Beverages—0.3%
Bottling Group LLC
6.950%	03/15/2014		250,000	284,559
Biotechnology—0.6%
Amgen, Inc.
4.000%	11/18/2009		690,000	698,932
Capital Markets—0.3%
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	300,000	298,361
Commercial Banks—1.6%
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	300,000	299,515
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ†	300,000	300,554
Toronto-Dominion Bank (The) MTN (Canada)
2.526%	09/10/2010	#	EUR 300,000	393,729
US Bancorp MTN
1.636%	05/06/2010	#	400,000	390,351
Wells Fargo & Co.
5.300%	08/26/2011		430,000	421,842
				1,805,991
Communications Equipment—0.4%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	423,110
Computers & Peripherals—0.5%
Hewlett-Packard Co.
4.250%	02/24/2012		150,000	154,197
International Business Machines Corp.
4.950%	03/22/2011		400,000	420,882
				575,079
Consumer Finance—0.6%
Caterpillar Financial Services Corp.
5.750%	02/15/2012		275,000	275,125
John Deere Capital Corp. MTN
1.843%	01/18/2011	#	430,000	412,127
				687,252
Diversified Financial Services—1.0%
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		250,000	267,860
National Rural Utilities Cooperative Finance Corp.
5.750%	08/28/2009		450,000	454,155
Unilever Capital Corp.
7.125%	11/01/2010		410,000	440,915
				1,162,930
Diversified Telecommunication Services—1.4%
BellSouth Corp.
4.200%	09/15/2009		$700,000	$706,751
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	407,944
Verizon Global Funding Corp.
7.250%	12/01/2010		400,000	422,758
				1,537,453
Electric Utilities—1.4%
American Electric Power Co., Inc., Series C
5.375%	03/15/2010		400,000	404,016
Duke Energy Corp.
6.250%	01/15/2012		400,000	425,592
Exelon Corp.
6.750%	05/01/2011		260,000	263,573
Exelon Generation Co. LLC
6.950%	06/15/2011		155,000	158,348
FPL Group Capital, Inc.
5.625%	09/01/2011		280,000	297,751
				1,549,280
Food Products—0.8%
Campbell Soup Co.
6.750%	02/15/2011		485,000	523,444
Kellogg Co., Series B
6.600%	04/01/2011		400,000	428,115
				951,559
Health Care Providers & Services—0.3%
UnitedHealth Group, Inc.
5.250%	03/15/2011		300,000	302,706
Household Products—0.1%
Procter & Gamble Co. (The)
3.500%	02/15/2015		100,000	100,090
Insurance—0.5%
Berkshire Hathaway Finance Corp.
4.200%	12/15/2010	†	400,000	405,893
4.000%	04/15/2012	ˆ	150,000	149,875
				555,768
Machinery—0.7%
3M Co.
4.500%	11/01/2011		450,000	477,417
Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)
2.731%	08/13/2010	#	300,000	279,251
				756,668
Media—0.7%
Comcast Corp.
5.450%	11/15/2010		720,000	733,743
Multiline Retail—0.5%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	320,224
Wal-Mart Stores, Inc.
6.875%	08/10/2009		250,000	254,691
				574,915
Multi-National—1.0%
European Investment Bank MTN (Supranational)
4.750%	04/15/2011		EUR 830,000	1,168,006

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oil, Gas & Consumable Fuels—1.2%
Chevron Corp.
3.450%	03/03/2012		$100,000	$102,716
ConocoPhillips
8.750%	05/25/2010		400,000	427,901
4.750%	02/01/2014		200,000	208,255
Shell International Finance BV (Netherlands)
5.625%	06/27/2011	†	600,000	643,398
				1,382,270
Pharmaceuticals—1.2%
Abbott Laboratories
5.600%	05/15/2011		400,000	429,111
American Home Products Corp.
6.950%	03/15/2011		700,000	745,957
Eli Lilly & Co.
3.550%	03/06/2012		100,000	102,238
Novartis Capital Corp.
4.125%	02/10/2014		100,000	102,302
				1,379,608
Software—0.5%
Oracle Corp.
5.000%	01/15/2011		510,000	534,908
Wireless Telecommunication Services—0.5%
Verizon Wireless Capital LLC
5.550%	02/01/2014	ˆ	100,000	100,188
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010		500,000	518,901
				619,089
TOTAL CORPORATE OBLIGATIONS
(Cost $18,853,087)				18,926,956

U.S. GOVERNMENT AGENCY OBLIGATIONS—10.2%
Government Backed Corporate (FDIC) Obligations—1.0%
Bank of America NA
1.700%	12/23/2010		600,000	604,194
General Electric Capital Corp.
2.200%	06/08/2012	†	563,000	567,069
				1,171,263
U.S. Government Agency Obligations—9.2%
Federal Home Loan Bank
5.375%	08/19/2011	‡‡	3,000,000	3,249,579
Federal Home Loan Mortgage Corp.
4.125%	09/27/2013		350,000	376,661
2.875%	06/28/2010		210,000	214,709
Federal National Mortgage Association
2.875%	12/11/2013		350,000	358,173
2.750%	03/13/2014	†	1,602,000	1,622,991
1.500%	09/16/2010		4,500,000	4,522,815
				10,344,928
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,406,259)				11,516,191
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—9.7%
U.S. Government Agency Mortgage-Backed Securities—9.7%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	$544,042	$570,518
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		485,470	492,883
Federal National Mortgage Association REMICS
4.125%	12/25/2025		778,085	779,361
Government National Mortgage Association
6.500%	10/20/2037- 07/20/2038	‡‡	2,552,858	2,679,020
6.500%	12/20/2038		1,916,223	2,011,023
6.000%	07/20/2038	‡‡	2,098,875	2,193,834
6.000%	02/15/2039		1,096,626	1,147,464
4.500%	08/20/2035		984,635	1,011,997
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $10,746,256)				10,886,100

U.S. TREASURY OBLIGATIONS—6.2%
U.S. Treasury Notes—6.2%
U.S. Treasury Note
2.000%	09/30/2010		500,000	510,137
1.375%	03/15/2012	†	1,000,000	1,007,266
1.125%	01/15/2012	†	2,500,000	2,502,345
0.875%	02/28/2011	†	3,000,000	3,006,669
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,994,860)				7,026,417

SOVEREIGN DEBT OBLIGATIONS—0.8%
Government Issued—0.8%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		400,000	414,875
Export Development Canada (Canada)
3.750%	07/15/2011	†	475,000	496,894
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $880,840)				911,769

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—1.9%
Mortgage Backed—1.9%
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.302%	12/19/2035	#	1,450,119	724,312
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
3.584%	03/25/2044	#	1,405,715	1,045,434
WaMu Mortgage Pass Through Certificates
Series 2006-AR12, Class 1A1
6.063%	10/25/2036	#	465,742	323,637
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $3,234,191)				2,093,383

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date	Face	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.0%
Non-U.S. Government Agency Obligations—1.0%
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011	$400,000	$417,591
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011	EUR 550,000	770,780
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,225,726)			1,188,371

	Shares	Value
CASH EQUIVALENTS—26.1%
Institutional Money Market Funds—26.1%
AIM Short-Term Investments Trust Prime Assets Portfolio ††	19,316,514	19,316,515
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	10,079,514	10,079,514
TOTAL CASH EQUIVALENTS
(Cost $29,396,029)		29,396,029
TOTAL INVESTMENTS—116.3%
(Cost $152,965,416)		131,120,301
Other assets less liabilities—(16.3%)		(18,424,513)
NET ASSETS—100.0%		$112,695,788

Legend to the Schedule of Investments:

EUR	European Monetary Unit

MTN	Medium Term Note

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

*	Non-income producing.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.

ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent
0.9% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—93.3%
Australia—2.1%
Amcor Ltd.		40,143	$124,157
AWB Ltd.		325,400	278,693
Iluka Resources Ltd.	*	1,047,600	2,936,507
JB Hi-Fi Ltd.		134,400	1,079,024
Kingsgate Consolidated Ltd.	*	33,228	121,239
Molopo Australia Ltd.	*	664,861	556,282
Newcrest Mining Ltd.		66,654	1,534,332
Origin Energy Ltd.		35,058	360,681
QBE Insurance Group Ltd.		43,080	577,917
Telstra Corp. Ltd.		418,309	933,769
Wesfarmers Ltd.		23,000	301,800
Westpac Banking Corp.		41,300	545,367
Woodside Petroleum Ltd.		89,000	2,370,613
Woolworths Ltd.		67,598	1,173,271
WorleyParsons Ltd.		134,000	1,688,707
			14,582,359
Austria—0.2%
Telekom Austria AG		25,500	386,041
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	†	23,100	876,706
			1,262,747
Belgium—0.8%
Anheuser-Busch InBev NV		109,972	3,028,101
Belgacom SA		13,500	423,074
Delhaize Group	†	30,168	1,957,721
			5,408,896
Bermuda—0.7%
Catlin Group Ltd.		643,360	2,885,536
Hiscox Ltd.		116,800	516,795
Seadrill Ltd.	†	112,800	1,090,372
			4,492,703
Brazil—0.8%
Cia Vale do Rio Doce ADR	†	40,500	456,840
Petroleo Brasileiro SA, Class A ADR	†	107,158	2,625,371
Redecard SA		191,089	2,315,556
			5,397,767
Canada—5.7%
Atrium Innovations, Inc.	*	41,600	397,589
Barrick Gold Corp.		130,100	4,217,842
BCE, Inc.		31,700	631,586
Cameco Corp.		65,300	1,116,129
Canadian Natural Resources Ltd.		28,600	1,109,475
Canadian Pacific Railway Ltd.		154,759	4,585,509
Chemtrade Logistics Income Fund		64,500	254,767
Dorel Industries, Inc., Class B		22,200	337,543
Empire Co., Ltd., Class A		4,900	205,980
Enbridge, Inc.		14,800	426,697
EnCana Corp.		8,900	364,245
Fairfax Financial Holdings Ltd.		13,800	3,568,211
George Weston Ltd.		47,200	2,190,038
Inmet Mining Corp.		32,900	814,672
Ivanhoe Mines Ltd.	*	63,500	391,838
Kinross Gold Corp.		59,600	1,082,992
Laurentian Bank of Canada		19,200	405,076
Methanex Corp.		23,500	183,594
Metro, Inc., Class A		51,900	$1,560,128
Migao Corp.	*	72,800	385,711
Onex Corp.		21,800	267,659
Petro-Canada		7,500	201,479
Potash Corp of Saskatchewan, Inc.		28,000	2,264,118
Research In Motion Ltd.	*	103,100	4,455,837
Rogers Communications, Inc., Class B		28,900	665,883
Royal Bank of Canada		77,400	2,257,909
Shaw Communications, Inc., Class B		15,600	237,811
Shoppers Drug Mart Corp.		13,200	453,750
Suncor Energy, Inc.		151,000	3,370,193
Uni-Select, Inc.		39,800	797,389
			39,201,650
China—1.2%
Bank of China Ltd.	†	803,000	266,223
China Construction Bank Corp., Class H		4,882,372	2,771,621
China Life Insurance Co., Ltd., Class H		1,229,500	4,043,840
China Shenhua Energy Co., Ltd., Class H	†	186,000	419,666
Guangzhou R&F Properties Co., Ltd., Class H		152,800	177,391
Ping An Insurance Group Co. of China Ltd., Class H		112,700	670,890
Suntech Power Holdings Co., Ltd. ADR	*†	15,000	175,350
			8,524,981
Denmark—0.2%
East Asiatic Co. Ltd. A/S		11,100	314,139
Novo Nordisk A/S, Class B		16,000	767,134
Novozymes A/S, Class B		8,100	585,970
			1,667,243
Finland—0.4%
Fortum Oyj		149,480	2,847,232
Rautaruukki Oyj		15,500	248,011
			3,095,243
France—10.6%
Accor SA	†	31,874	1,109,326
Air Liquide		12,924	1,050,959
Alstom SA		42,430	2,200,260
Altamir Amboise		261,100	468,037
AXA SA		42,174	506,191
BNP Paribas		74,082	3,056,366
Bouygues SA		222,779	7,961,004
Carrefour SA		47,549	1,854,885
Cie Generale d’Optique Essilor International SA		56,000	2,163,697
Compagnie Generale des Etablissements Michelin, Class B		31,500	1,167,528
EDF SA		40,600	1,592,287
Faiveley SA		7,900	577,371
France Telecom SA		346,766	7,905,275
GDF Suez		24,801	850,540
Gemalto NV	*	19,900	568,018
Groupe Danone	†	53,300	2,593,764
Lafarge SA	†	18,300	826,181
L’Oreal SA		88,000	6,049,585
LVMH Moet Hennessy Louis Vuitton SA	†	98,617	6,188,376

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Manutan (Societe)		3,403	$117,199
Mercialys SA REIT		33,100	957,995
Pernod-Ricard SA	†	42,948	2,393,472
Peugeot SA	†	77,800	1,471,316
Renault SA		9,276	190,734
Rhodia SA		19,008	69,855
Sanofi-Aventis SA		30,900	1,734,143
Schneider Electric SA	†	5,358	356,342
Societe BIC SA		9,300	456,964
Societe Generale		17,437	682,081
Technip SA	†	13,504	476,036
Total SA		18,940	936,572
Unibail-Rodamco (Paris Exchange) REIT		6,955	984,181
Vallourec SA		12,469	1,156,018
Veolia Environnement		96,566	2,016,488
Vinci SA		176,788	6,563,172
Vivendi SA		63,600	1,682,152
Zodiac Aerospace	†	59,641	1,511,205
			72,445,575
Germany—7.6%
Adidas AG	†	58,600	1,944,891
Allianz SE (Registered)		54,116	4,529,645
Bayer AG	†	141,166	6,744,418
Bayerische Motoren Werke AG	†	79,800	2,301,843
Daimler AG (Registered)		144,568	3,642,441
Deutsche Bank AG (Registered)	†	56,932	2,280,477
Deutsche Boerse AG	†	18,634	1,117,964
Deutsche Post AG (Registered)		58,139	626,457
Fielmann AG		22,983	1,411,307
Fraport AG Frankfurt Airport Services Worldwide		52,680	1,691,613
Fresenius Medical Care AG & Co. KGaA	†	16,400	636,394
Hannover Rueckversicherung AG (Registered)	†	89,800	2,860,391
K+S AG	†	10,200	471,527
Linde AG	†	71,971	4,886,687
Muenchener Rueckversicherungs AG (Registered)		48,463	5,901,145
Norddeutsche Affinerie AG	†	34,800	880,606
SAP AG	†	123,300	4,311,449
Siemens AG (Registered)		35,500	2,026,681
ThyssenKrupp AG	†	13,900	242,504
Wacker Chemie AG	†	43,856	3,622,004
			52,130,444
Greece—0.3%
Coca Cola Hellenic Bottling Co. SA		18,800	270,210
Hellenic Petroleum SA		166,700	1,592,477
			1,862,687
Hong Kong—4.6%
Bank of East Asia Ltd.		794,776	1,535,716
China Merchants Holdings International Co., Ltd.		633,800	1,458,893
China Mobile Ltd.	†	244,000	2,125,463
China Resources Land Ltd.	†	1,871,658	2,897,699
CLP Holdings Ltd.		710,000	4,878,446
CNOOC Ltd.		2,750,000	2,763,362
Dairy Farm International Holdings Ltd.		410,400	1,814,422
First Pacific Co.		1,285,000	440,480
Hong Kong & China Gas Co. Ltd.		1,837,000	$2,895,687
Hutchison Whampoa Ltd.		532,310	2,613,148
Jardine Matheson Holdings Ltd.		26,400	480,042
Li & Fung Ltd.	†	572,400	1,341,882
New World Development Ltd.		524,000	523,072
Noble Group Ltd.		789,800	618,215
NWS Holdings Ltd.		844,196	1,140,783
Shangri-La Asia Ltd.	†	378,000	429,288
Sun Hung Kai Properties Ltd.		49,936	448,075
Wheelock & Co., Ltd.		1,818,000	3,057,574
			31,462,247
India—0.2%
ICICI Bank Ltd. ADR	†	85,367	1,134,528
Ireland—0.3%
CRH plc (Dublin Exchange)		98,521	2,129,463
Israel—0.1%
Israel Chemicals Ltd.		64,015	519,309
Teva Pharmaceutical Industries Ltd. ADR		11,500	518,075
			1,037,384
Italy—1.4%
Enel SpA		440,600	2,112,793
ENI SpA		251,919	4,877,714
Intesa Sanpaolo SpA		663,995	1,826,305
Saipem SpA	†	55,800	992,849
			9,809,661
Japan—21.5%
Advantest Corp.	†	108,000	1,630,823
Aeon Mall Co., Ltd.		116,500	1,498,516
Ain Pharmaciez, Inc.		8,300	138,393
Aloka Co., Ltd.		2,500	18,042
Aruze Corp.	*	45,100	226,915
Bridgestone Corp.		28,300	410,381
Canon, Inc.		158,650	4,624,937
Chiyoda Corp.	†	92,000	498,042
Chugai Pharmaceutical Co., Ltd.		119,000	2,027,269
Daikin Industries Ltd.	†	68,000	1,872,176
Daito Trust Construction Co. Ltd.		71,000	2,393,547
Denso Corp.		240,700	4,865,832
East Japan Railway Co.		9,300	484,848
Eisai Co. Ltd.	†	73,000	2,148,728
Electric Power Development Co., Ltd.		12,100	360,876
Fanuc Ltd.		82,200	5,622,235
FCC Co., Ltd.		145,900	1,516,017
Fuji Machine Manufacturing Co., Ltd.		45,200	367,201
Fujitsu Frontech Ltd.		89,700	696,557
Heiwa Corp.		72,000	637,137
Hirose Electric Co., Ltd.	†	24,700	2,389,311
Hitachi Capital Corp.		61,000	656,628
Honda Motor Co., Ltd.		115,000	2,737,664
HOYA Corp.		100,000	1,990,156
Imasen Electric Industrial		66,000	348,672
INPEX Corp.		65	460,323
ITOCHU Corp.		780,000	3,848,538
Japan Tobacco, Inc.		2,047	5,472,009
JGC Corp.		74,000	854,456

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Kansai Electric Power Co., Inc. (The)		25,600	$556,352
Kanto Auto Works Ltd.		55,500	536,036
KDDI Corp.		77	362,604
Keihin Corp.		60,300	654,062
Keiyo Co., Ltd.	†	107,000	552,614
Keyence Corp.		43,780	8,282,594
Kurita Water Industries Ltd.	†	35,500	690,877
Marubeni Corp.		705,000	2,220,422
MID Reit, Inc. REIT		650	1,111,776
Miraca Holdings, Inc.	†	138,700	2,814,414
Mitsubishi Corp.		91,400	1,211,665
Mitsubishi Estate Co., Ltd.		139,000	1,576,861
Mitsubishi Paper Mills Ltd.	†	793,000	1,111,103
Mitsubishi UFJ Financial Group, Inc.		336,300	1,656,857
Mitsui & Co., Ltd.		587,000	5,979,940
Mitsui Fudosan Co., Ltd.		33,000	362,005
Mitsui Sumitomo Insurance Group Holdings, Inc.		19,400	457,068
Mizuho Financial Group, Inc.	†	579,136	1,130,915
Murata Manufacturing Co., Ltd.		33,600	1,303,591
Nintendo Co., Ltd.		19,100	5,587,358
Nippon Mining Holdings, Inc.		122,000	489,010
Nippon Residential Investment Corp. REIT	†	710	528,701
Nippon Sheet Glass Co., Ltd.	†	116,000	290,051
Nippon Soda Co., Ltd.		140,000	413,127
Nippon Telegraph & Telephone Corp.		9,413	359,244
Nippon Yusen K.K.		279,000	1,077,772
Nissan Motor Co., Ltd.		278,600	1,006,952
Nitto Denko Corp.		54,000	1,105,024
Nomura Holdings, Inc.		82,900	420,553
NTT DoCoMo, Inc.		1,685	2,295,704
Oenon Holdings, Inc.		598,000	1,076,192
OJI Paper Co., Ltd.	†	110,000	450,634
Okabe Co., Ltd.		13,400	46,986
Okinawa Electric Power Co., Inc. (The)		8,300	441,060
Oracle Corp. Japan	†	23,900	908,290
Oriental Yeast Co., Ltd.		25,000	111,535
Panasonic Corp.		35,000	386,359
Raysum Co. Ltd.		452	63,292
SBI Holdings, Inc.	†	2,790	292,498
Secom Co. Ltd.		68,000	2,517,669
Shimamura Co. Ltd.		27,000	1,445,752
Shin-Etsu Chemical Co., Ltd.		64,300	3,159,079
Shinsei Bank Ltd.	*	2,090,000	2,123,715
Shiseido Co. Ltd.	†	28,000	410,509
SMC Corp.		32,800	3,196,755
Softbank Corp.	†	412,800	5,316,331
Sumitomo Corp.		605,100	5,258,008
Sumitomo Metal Industries Ltd.	†	425,000	862,532
Sumitomo Mitsui Financial Group, Inc.	†	57,200	2,014,091
Suzuki Motor Corp.	†	306,550	5,156,034
Takeda Pharmaceutical Co., Ltd.		63,000	2,185,758
THK Co., Ltd.	†	35,900	486,732
TOA Corp.		77,000	363,239
Toagosei Co., Ltd.		265,000	$596,665
Tokio Marine Holdings, Inc.		147,700	3,637,702
Tokyo Dome Corp.		192,000	530,065
Tokyo Electric Power Co., Inc. (The)		21,500	537,363
Tokyo Electron Ltd.		33,800	1,265,936
Topy Industries Ltd.		170,000	249,855
Towa Corp.	*	196,600	247,906
Toyota Motor Corp.		57,800	1,835,951
Trend Micro, Inc.	†	88,500	2,528,147
Unipres Corp.		100,900	710,049
Yamada Denki Co., Ltd.	†	8,070	318,482
			147,672,652
Korea, Republic of—0.7%
NHN Corp.	*	18,624	2,052,109
Samsung Electronics Co., Ltd.		1,397	577,181
Samsung Electronics Co., Ltd., Reg S GDR	ˆ	10,125	2,067,435
			4,696,725
Luxembourg—0.2%
RTL Group SA		10,198	419,889
SES Global FDR		18,400	349,002
SES SA FDR		50,000	954,394
			1,723,285
Mexico—0.8%
America Movil SAB de CV, Series L ADR		82,800	2,242,224
Fomento Economico Mexicano SAB de CV ADR		13,900	350,419
Telefonos de Mexico SAB de CV, Series L ADR	†	97,300	1,463,392
Telmex Internacional SAB de CV ADR	†	70,000	641,900
Wal-Mart de Mexico SAB de CV	†	267,900	625,636
			5,323,571
Netherlands—3.3%
Aegon NV		57,504	222,909
Akzo Nobel NV		10,800	409,010
ASML Holding NV	†	423,917	7,464,315
ING Groep NV CVA		14,779	80,980
Koninklijke Ahold NV		224,300	2,456,695
Koninklijke KPN NV		382,500	5,106,775
Royal Dutch Shell plc, Class A		115,166	2,569,245
Royal Dutch Shell plc, Class B		32,839	714,408
Ten Cate NV		46,800	807,921
Unilever NV CVA		125,300	2,468,555
			22,300,813
Norway—0.8%
Kverneland Gruppen ASA	*†	235,400	142,709
Tandberg ASA	†	314,200	4,618,348
Telenor ASA		85,200	487,055
			5,248,112
Russia—0.6%
Gazprom OAO ADR		5,287	78,342
Gazprom OAO, Reg S ADR		268,262	3,997,104
			4,075,446

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Singapore—1.0%
DBS Group Holdings Ltd.		611,000	$3,406,291
Oversea-Chinese Banking Corp. Ltd.		144,000	459,066
Singapore Telecommunications Ltd.		201,392	335,694
Wilmar International Ltd.		1,267,100	2,651,310
			6,852,361
South Africa—0.3%
AngloGold Ashanti Ltd. ADR	†	8,300	305,108
AngloGold Ashanti Ltd.		6,800	246,690
Harmony Gold Mining Co., Ltd. ADR	*†	49,500	541,530
Harmony Gold Mining Co., Ltd.	*	48,000	518,205
Sasol Ltd.		12,300	356,550
			1,968,083
Spain—3.4%
Banco Bilbao Vizcaya Argentaria SA	†	162,800	1,321,409
Construcciones y Auxiliar de Ferrocarriles SA		2,600	837,283
Corporacion Financiera Alba, SA		12,000	450,559
Dinamia SA		4,980	47,403
Inditex SA	†	167,641	6,532,794
Mapfre SA		1,206,600	2,642,168
Telefonica SA		561,537	11,197,785
Viscofan SA		27,100	526,554
			23,555,955
Sweden—1.5%
AarhusKarlshamn AB		34,600	428,515
Alfa Laval AB	†	144,600	1,093,695
Assa Abloy AB, Class B		31,300	292,909
Betsson AB	*	4,100	45,560
Hennes & Mauritz AB, Class B	†	44,500	1,668,311
Investor AB, Class B	†	39,300	496,959
Lappland Goldminers AB	*	121,086	119,451
Ratos AB, Class B	†	33,800	513,012
Telefonaktiebolaget LM Ericsson ADR		13,600	110,024
Telefonaktiebolaget LM Ericsson, Class B		667,800	5,399,289
			10,167,725
Switzerland—8.5%
ABB Ltd. (Registered)	*	85,094	1,186,785
Acino Holding AG (Registered)		3,869	519,909
Actelion Ltd. (Registered)	*	74,700	3,409,033
Alcon, Inc.		13,000	1,181,830
Compagnie Financiere Richemont SA (A Bearer Shares)		26,918	420,285
Credit Suisse Group AG (Registered)	†	34,341	1,045,614
Givaudan SA (Registered)	*†	585	302,792
Holcim Ltd. (Registered)		147,528	5,254,760
Julius Baer Holding AG (Registered)		14,561	357,776
Nestle SA (Registered)		445,154	15,039,245
Nobel Biocare Holding AG (Registered)	†	72,000	1,228,946
Novartis AG (Registered)	†	138,491	$5,239,608
Pargesa Holding SA (Bearer)		8,700	461,618
Petroplus Holdings AG	*†	17,747	249,337
Roche Holding AG (Genusschein)		94,409	12,957,650
Roche Holding AG (Registered)		8,148	1,161,936
SGS SA (Registered)	†	2,500	2,623,588
Swiss Reinsurance (Registered)		29,035	474,387
Swisscom AG (Registered)		6,027	1,692,243
Syngenta AG (Registered)		5,700	1,145,772
UBS AG (Registered)	*†	81,762	766,539
Zurich Financial Services AG (Registered)	†	8,500	1,343,368
			58,063,021
Taiwan—0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	†	299,645	2,681,823
United Kingdom—12.1%
Amlin plc		263,300	1,297,715
ARM Holdings plc		721,400	1,057,259
AstraZeneca plc (London Exchange)		83,400	2,953,612
AstraZeneca plc (Stockholm Exchange)		13,484	478,414
Autonomy Corp. plc	*	27,400	511,547
BAE Systems plc		361,100	1,731,879
BG Group plc		471,800	7,116,847
BHP Billiton plc		98,500	1,942,976
BP plc ADR	†	4,400	176,440
BP plc		723,061	4,848,403
British American Tobacco plc		98,660	2,279,133
Cadbury plc		432,491	3,262,282
Cairn Energy plc	*	21,800	679,647
Centrica plc		753,500	2,459,672
Game Group plc		291,500	629,198
GlaxoSmithKline plc		73,200	1,140,069
Hampson Industries plc		401,000	520,029
HSBC Holdings plc (Hong Kong Exchange)		54,000	298,004
HSBC Holdings plc (London Exchange)		260,622	1,451,033
Imperial Tobacco Group plc		83,300	1,870,785
JKX Oil & Gas plc		100,300	316,688
Kingfisher plc		876,741	1,879,311
Lavendon Group plc		89,901	215,094
Micro Focus International plc		820,700	3,551,448
National Grid plc		662,033	5,084,748
Old Mutual plc		344,600	256,544
Reckitt Benckiser Group plc		64,000	2,401,260
Rio Tinto plc		27,000	906,609
Royal Bank of Scotland Group plc	*	107,847	38,011
SABMiller plc		229,900	3,418,311
Scottish & Southern Energy plc		30,800	489,413
Shire plc ADR	†	7,000	251,580
Shire plc		99,000	1,212,367
Smith & Nephew plc		412,204	2,565,735
Smiths Group plc		154,900	1,485,415
Standard Chartered plc (Hong Kong Exchange)		1,700	20,580
Standard Chartered plc (London Exchange)		102,370	1,271,161
Tesco plc		1,677,160	8,013,062
Tullow Oil plc		37,937	436,184
Unilever plc		7,564	143,033
United Utilities Group plc		190,200	1,318,370

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Vodafone Group plc		2,229,701	$3,887,386
Wm. Morrison Supermarkets plc		1,773,069	6,491,536
Wolseley plc	*	58,800	194,117
Yell Group plc		895,100	160,282
			82,713,189
United States—1.0%
Philip Morris International, Inc.		80,798	2,874,793
Schlumberger Ltd.		38,061	1,546,038
Synthes, Inc.		22,116	2,463,713
			6,884,544
TOTAL COMMON STOCKS
(Cost $887,649,113)			639,572,883

PREFERRED STOCKS—0.5%
Germany—0.5%
Biotest AG		10,412	377,032
Fresenius SE	†	60,600	2,772,189
TOTAL PREFERRED STOCKS
(Cost $3,573,191)			3,149,221

Coupon Rate	Maturity Date	Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.0%
Bermuda—0.0%
Seadrill Ltd.
3.625%	11/08/2012
(Cost $43,066)		$100,000	58,147

		Shares	Value
RIGHTS—0.1%
Ireland—0.1%
CRH plc (Dublin Exchange), Expires 04/09/2009	*	26,777	583,445
CRH plc (London Exchange), Expires 08/04/2009	*	2,885	62,747
			646,192
United Kingdom—0.0%
HSBC Holdings plc, Expires 04/03/2009	*	46,467	94,009
Royal Bank of Scotland Group plc, Expires 04/06/2009	*‡δ	160,777	—
			94,009
TOTAL RIGHTS
(Cost $413,668)			740,201
WARRANTS—0.0%
Singapore—0.0%
Tat Hong Holdings Ltd., Expires 08/02/2013	*
(Cost $—)		39,600	$911

CASH EQUIVALENTS—13.0%
Institutional Money Market Funds—12.2%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	49,085,462	49,085,462
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		34,686,229	34,686,229
			83,771,691

Coupon Rate	Maturity Date		Face	Value
Medium Term Notes—0.8%
AT&T, Inc.
4.973%	04/27/2009	††	$2,054,893	2,054,893
BBVA Senior Finance SA
1.213%	04/17/2009	#††	2,998,502	2,998,502
				5,053,395
TOTAL CASH EQUIVALENTS
(Cost $88,825,086)				88,825,086
TOTAL INVESTMENTS—106.9%
(Cost $980,504,124)				732,346,449
Other assets less liabilities—(6.9%)				(47,056,529)
NET ASSETS—100.0%				$685,289,920

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

CVA	Dutch Certificate of Shares

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REIT	Real Estate Investment Trust

*	Non-income producing.

†	Denotes all or a portion of security on loan.

ˆ	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 0.3% of Total Investments.

δ	Security has no market value at 03/31/2009.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
International Fund

Percentage of Portfolio by Industry:
COMMON STOCKS
Oil, Gas & Consumable Fuels	6.7%
Pharmaceuticals	6.1%
Insurance	5.3%
Diversified Telecommunication Services	4.6%
Commercial Banks	4.3%
Food & Staples Retailing	4.3%
Food Products	4.1%
Chemicals	3.1%
Trading Companies & Distributors	2.9%
Metals & Mining	2.7%
Automobiles	2.7%
Software	2.5%
Wireless Telecommunication Services	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Construction & Engineering	2.3%
Specialty Retail	2.3%
Machinery	2.1%
Electric Utilities	2.1%
Communications Equipment	2.1%
Electronic Equipment, Instruments & Components	2.0%
Real Estate Management & Development	1.9%
Health Care Equipment & Supplies	1.8%
Tobacco	1.8%
Multi-Utilities	1.7%
Auto Components	1.5%
Beverages	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Construction Materials	1.2%
Industrial Conglomerates	1.1%
Personal Products	1.0%
Capital Markets	0.9%
Energy Equipment & Services	0.8%
Office Electronics	0.7%
Road & Rail	0.7%
Electrical Equipment	0.6%
Media	0.6%
Transportation Infrastructure	0.5%
Real Estate Investment Trusts (REITs)	0.5%
Biotechnology	0.5%
Aerospace & Defense	0.5%
Commercial Services & Supplies	0.4%
Professional Services	0.4%
Household Products	0.4%
Building Products	0.4%
Diversified Financial Services	0.4%
Gas Utilities	0.4%
IT Services	0.3%
Distributors	0.3%
Hotels, Restaurants & Leisure	0.3%
Internet Software & Services	0.3%
Paper & Forest Products	0.2%
Computers & Peripherals	0.2%
Household Durables	0.2%
Marine	0.2%
Independent Power Producers & Energy Traders	0.1%
Consumer Finance	0.1%
Air Freight & Logistics	0.1%
Health Care Providers & Services	0.1%
Leisure Equipment & Products	0.1%
Internet & Catalog Retail	0.0%
Containers & Packaging	0.0%
93.3%
PREFERRED STOCKS
Health Care Equipment & Supplies	0.4%
Biotechnology	0.1%
0.5%
CONVERTIBLE DEBT OBLIGATIONS
Energy Equipment & Services	0.0%
RIGHTS
Construction Materials	0.1%
Commercial Banks	0.0%
0.1%
WARRANTS
Trading Companies & Distributors	0.0%
TOTAL COMMON STOCKS/PREFERRED STOCKS/CONVERTIBLE DEBT OBLIGATIONS/RIGHTS/WARRANTS	93.9%
CASH EQUIVALENTS
Institutional Money Market Funds	12.2%
Medium Term Notes	0.8%
13.0%
TOTAL INVESTMENTS	106.9%
Other assets less liabilities	(6.9)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—16.8%
Aerospace & Defense—0.3%
General Dynamics Corp.
4.500%	08/15/2010	§	$900,000	$925,465
Airlines—0.1%
Continental Airlines, Inc., Series 2001-1, Class A-2
6.503%	06/15/2011	§	420,000	369,600
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)
6.318%	12/01/2009	#§	625,000	600,000
Beverages—0.6%
Coca-Cola Enterprises, Inc.
1.836%	05/06/2011	#§	2,100,000	2,039,142
Chemicals—0.3%
E.I. du Pont de Nemours & Co.
4.125%	04/30/2010	§	1,000,000	1,021,651
Commercial Banks—0.7%
US Bancorp MTN
5.300%	04/28/2009	§	1,200,000	1,200,909
Wells Fargo & Co.
1.420%	09/15/2009	#§	1,250,000	1,238,178
				2,439,087
Commercial Services & Supplies—0.4%
Corrections Corp. of America
7.500%	05/01/2011	§	1,500,000	1,511,250
Computers & Peripherals—0.4%
Hewlett-Packard Co.
1.664%	09/03/2009	#§	1,200,000	1,200,115
Consumer Finance—0.7%
American General Finance Corp., Series G MTN
5.375%	09/01/2009	§	425,000	309,711
Ford Motor Credit Co. LLC
7.375%	10/28/2009	§	1,000,000	896,962
John Deere Capital Corp. MTN
1.700%	02/26/2010	#§	1,300,000	1,288,372
				2,495,045
Containers & Packaging—0.1%
Ball Corp.
6.875%	12/15/2012	§	445,000	451,675
Diversified Financial Services—2.8%
Blue City Investments 1 Ltd. for Blue City Co., Series A3 (Cayman Islands)
5.041%	11/07/2013	#‡	1,000,000	50,000
BP Capital Markets plc (United Kingdom)
4.875%	03/15/2010	§	900,000	928,033
1.526%	03/17/2010	#§	1,200,000	1,201,271
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,031,728
General Electric Capital Corp. MTN
1.213%	01/20/2010	#§	3,500,000	3,395,147
IBM International Group Capital LLC
1.524%	07/29/2009	#§	$1,190,000	$1,192,112
National Rural Utilities Cooperative Finance Corp.
1.983%	07/01/2010	#§	1,580,000	1,550,405
				9,348,696
Diversified Telecommunication Services—1.4%
SBC Communications, Inc.
4.125%	09/15/2009	§	1,000,000	1,009,310
Verizon Communications, Inc.
1.475%	04/03/2009	#§	3,500,000	3,500,008
				4,509,318
Electric Utilities—0.3%
Southern Co., Series 2008A
1.951%	08/20/2010	#§	900,000	899,192
Food & Staples Retailing—0.3%
Ahold Finance USA, Inc.
6.250%	05/01/2009		1,000,000	1,003,987
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp.
6.000%	06/15/2011	§	525,000	511,875
Hotels, Restaurants & Leisure—0.0%
Mohegan Tribal Gaming Authority
8.000%	04/01/2012	§	500,000	150,000
Household Durables—1.0%
Clorox Co.
6.125%	02/01/2011		1,000,000	1,047,162
Kimberly-Clark Corp.
1.274%	07/30/2010	#§	2,200,000	2,190,439
				3,237,601
Household Products—0.4%
Procter & Gamble International Funding SCA (Luxembourg)
1.466%	08/19/2009	#§	1,190,000	1,191,409
Independent Power Producers & Energy Traders—0.2%
Orion Power Holdings, Inc.
12.000%	05/01/2010	§	650,000	673,563
Insurance—0.3%
Berkshire Hathaway Finance Corp.
4.125%	01/15/2010	§	1,000,000	1,016,634
Machinery—0.5%
Honeywell International, Inc.
7.500%	03/01/2010	§	850,000	892,730
Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)
2.731%	08/13/2010	#§	805,000	749,324
				1,642,054
Media—1.0%
Comcast Corp.
1.460%	07/14/2009	#§	1,649,000	1,640,463
COX Communications, Inc.
4.625%	01/15/2010	§	900,000	891,630
Sinclair Television Group, Inc.
8.000%	03/15/2012	§	1,500,000	821,250
				3,353,343

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Multiline Retail—0.8%
Target Corp.
1.366%	08/07/2009	#§	$2,000,000	$2,000,786
Wal-Mart Stores, Inc.
6.875%	08/10/2009	§	750,000	764,073
				2,764,859
Oil, Gas & Consumable Fuels—0.4%
Anadarko Petroleum Corp.
1.720%	09/15/2009	#§	1,200,000	1,195,838
Pharmaceuticals—1.2%
AstraZeneca plc (United Kingdom)
1.613%	09/11/2009	#§	1,100,000	1,100,063
GlaxoSmithKline Capital, Inc.
1.856%	05/13/2010	#§	1,100,000	1,102,508
Pfizer, Inc.
3.173%	03/15/2011	#§	1,750,000	1,786,311
				3,988,882
Software—0.7%
Oracle Corp.
1.294%	05/14/2010	#§	2,200,000	2,184,833
Specialty Retail—0.2%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012	§	550,000	558,250
Tobacco—0.4%
Alliance One International, Inc.
11.000%	05/15/2012	§	1,500,000	1,402,500
Wireless Telecommunication Services—1.0%
Millicom International Cellular SA (Luxembourg)
10.000%	12/01/2013	§	1,500,000	1,473,750
Sprint Capital Corp.
8.375%	03/15/2012	§	580,000	524,900
Vodafone Group plc (United Kingdom)
7.750%	02/15/2010	§	1,100,000	1,141,581
				3,140,231
TOTAL CORPORATE OBLIGATIONS
(Cost $58,662,638)				55,826,095

U.S. GOVERNMENT AGENCY OBLIGATIONS—30.4%
Government Backed Corporate (FDIC) Obligations—1.6%
Bank of America NA
1.700%	12/23/2010	§	2,400,000	2,416,776
General Electric Capital Corp.
1.625%	01/07/2011	§	1,538,000	1,547,397
JPMorgan Chase & Co.
1.650%	02/23/2011	§	1,175,000	1,180,473
				5,144,646
U.S. Government Agency Obligations—28.8%
Federal Farm Credit Bank
4.750%	05/07/2010	§	12,500,000	13,003,088
1.509%	01/24/2011	#§	3,000,000	3,016,098
Federal Home Loan Bank
5.000%	09/18/2009	§	$4,235,000	$4,315,812
3.375%	12/18/2009	§	6,600,000	6,712,827
2.200%	04/01/2009	§	2,150,000	2,150,101
0.496%	09/14/2009	#§	6,000,000	5,995,836
Federal Home Loan Bank Discount Notes
1.010%	02/12/2010	§	1,700,000	1,691,842
0.999%	02/04/2010	§	1,000,000	995,322
0.857%	12/10/2009	§	4,500,000	4,486,873
0.857%	01/11/2010	§	10,000,000	9,960,020
0.806%	12/08/2009	§	2,000,000	1,994,214
0.705%	01/13/2010	§	3,500,000	3,485,909
0.623%	09/25/2009	§	2,500,000	2,496,498
Federal Home Loan Mortgage Corp.
1.625%	04/26/2011	§	7,905,000	7,932,359
1.087%	09/25/2009	#§	4,000,000	4,008,240
0.948%	02/08/2010	§	3,500,000	3,483,417
0.453%	09/28/2009	#§	5,000,000	4,995,890
Federal National Mortgage Association
1.500%	09/16/2010	§	10,400,000	10,452,728
Federal National Mortgage Association Discount Notes
0.806%	11/16/2009	§	2,400,000	2,394,276
0.471%	09/01/2009	§	2,000,000	1,997,578
				95,568,928
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $100,293,827)				100,713,574

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—3.4%
U.S. Government Agency Mortgage-Backed Securities—3.4%
Federal Home Loan Mortgage Corp. REMICS
5.500%	07/15/2027	§	3,580,638	3,646,125
3.000%	03/15/2030	§	5,468,179	5,442,439
Federal National Mortgage Association REMICS
5.000%	06/25/2019	§	2,175,094	2,247,629
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $11,363,937)				11,336,193

U.S. TREASURY OBLIGATIONS—23.9%
U.S. Treasury Bills—7.8%
U.S. Treasury Bill
0.684%	10/22/2009	‡‡	10,150,000	10,124,117
0.147%	06/18/2009	‡‡	10,195,000	10,191,687
0.125%	04/16/2009		3,100,000	3,099,829
0.047%	05/14/2009		2,600,000	2,599,519
				26,015,152
U.S. Treasury Notes—16.1%
U.S. Treasury Note
4.875%	06/30/2009	§	18,000,000	18,211,644
3.625%	10/31/2009	§	16,500,000	16,803,583
1.750%	03/31/2010	§	10,000,000	10,116,020
1.250%	11/30/2010	§	8,250,000	8,319,325
				53,450,572
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $78,841,770)				79,465,724

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—14.2%
Automobile—2.0%
Bank of America Auto Trust Series 2008-1A, Class A2B
1.845%	06/20/2011	#ˆ§	$1,500,000	$1,481,282
Capital Auto Receivables Asset Trust Series 2007-SN1, Class A3B
0.616%	07/15/2010	#§	1,709,308	1,641,498
Huntington Auto Trust Series 2008-1A, Class A2B
1.556%	11/15/2010	#ˆ§	1,195,534	1,185,286
Triad Auto Receivables Owner Trust Series 2006-A, Class A3
4.770%	01/12/2011	§	141,115	140,805
Wachovia Auto Loan Owner Trust Series 2007-1, Class A3A
5.290%	04/20/2012	§	2,206,412	2,224,222
				6,673,093
Credit Card—5.0%
American Express Credit Account Master Trust Series 2004-5, Class B
0.806%	04/16/2012	#§	1,750,000	1,677,306
BA Credit Card Trust Series 2006-A10, Class A10
0.536%	02/15/2012	#§	3,400,000	3,361,021
BA Credit Card Trust Series 2006-C4, Class C4
0.786%	11/15/2011	#	1,250,000	1,220,975
Bank One Issuance Trust Series 2004-B1, Class B1
0.876%	03/15/2012	#§	2,000,000	1,943,237
Chase Credit Card Master Trust Series 2002-3, Class B
1.006%	09/15/2011	#§	1,750,000	1,720,339
Chase Issuance Trust Series 2006-C3, Class C3
0.786%	06/15/2011	#§	3,000,000	2,733,343
Citibank Credit Card Issuance Trust Series 2006-C4, Class C4
0.753%	01/09/2012	#§	2,180,000	1,952,895
GE Capital Credit Card Master Note Trust Series 2005-3, Class B
0.856%	06/15/2013	#§	1,500,000	1,147,216
Household Credit Card Master Note Trust I Series 2006-1, Class B
0.696%	06/15/2012	#§	1,000,000	907,599
				16,663,931
Home Equity—7.2%
Aegis Asset Backed Securities Trust Series 2005-3, Class A2
0.762%	08/25/2035	#	424,468	404,096
Ameriquest Mortgage Securities, Inc. Series 2005-R7, Class A2C
0.782%	09/25/2035	#§	665,899	595,248
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.597%	10/25/2033	#	1,284,153	1,071,574
Argent Securities, Inc. Series 2006-W3, Class A2B
0.642%	04/25/2036	#	604,551	569,014
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.722%	10/25/2035	#§	1,688,416	1,358,812
Bear Stearns Asset Backed Securities Trust Series 2006-HE6, Class 1A1
0.552%	07/25/2036	#§	$534,271	$517,739
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
1.042%	02/25/2035	#§	1,019,210	890,516
Countrywide Asset-Backed Certificates Series 2006-12, Class 2A1
0.592%	12/25/2036	#§	76,295	75,418
Countrywide Asset-Backed Certificates Series 2005-11, Class 3AV2
0.812%	02/25/2036	#§	1,116,139	998,794
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#	1,127,381	1,040,776
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF8, Class A2C
0.792%	09/25/2035	#§	495,477	477,431
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF6, Class A2B
0.742%	05/25/2036	#§	387,226	368,111
Lehman XS Trust Series 2005-8, Class 2A1A
0.722%	12/25/2035	#§	1,416,881	1,354,059
Long Beach Mortgage Loan Trust Series 2005-WL2, Class 3A1
0.702%	08/25/2035	#§	380,162	358,249
Mastr Asset Backed Securities Trust Series 2006-WMC1, Class A2
0.632%	02/25/2036	#§	571,252	547,369
Merrill Lynch Mortgage Investors, Inc. Series 2006-FM1, Class A2A
0.582%	04/25/2037	#§	22,757	22,521
Option One Mortgage Loan Trust Series 2006-1, Class 2A2
0.652%	01/25/2036	#§	490,472	467,923
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.782%	11/25/2035	#§	1,619,852	1,257,565
Park Place Securities, Inc. Series 2004-WHQ2, Class A3E
0.942%	02/25/2035	#§	1,219,473	982,563
Residential Asset Mortgage Products, Inc. Series 2005-RS2, Class AII3
0.872%	02/25/2035	#	1,000,000	821,494
Residential Asset Securities Corp. Series 2005-KS5, Class M1
0.932%	06/25/2035	#	1,129,494	1,077,608
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.772%	11/25/2037	#§	1,625,434	1,473,460
Soundview Home Equity Loan Trust Series 2006-OPT5, Class 2A2
0.612%	07/25/2036	#§	314,576	304,131
Soundview Home Equity Loan Trust Series 2006-OPT4, Class 2A2
0.612%	06/25/2036	#§	835,086	784,068
Soundview Home Equity Loan Trust Series 2005-OPT4, Class 2A3
0.782%	12/25/2035	#§	2,956,193	2,107,686
Specialty Underwriting & Residential Finance Series 2006-BC1, Class A2B
0.672%	12/25/2036	#§	459,247	443,524
Specialty Underwriting & Residential Finance Series 2005-BC3, Class A2C
0.892%	06/25/2036	#§	1,203,801	1,080,279
Structured Asset Investment Loan Trust Series 2006-BNC3, Class A2
0.562%	09/25/2036	#§	573,179	528,189

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint
Diversified Assets Fund

Coupon Rate	Maturity Date		Face	Value
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
1.202%	01/25/2033	#§	$2,828,582	$1,711,873
				23,690,090
TOTAL ASSET BACKED SECURITIES
(Cost $50,894,369)				47,027,114

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—1.2%
Mortgage Backed—1.2%
HSI Asset Securitization Corp. Trust Series 2005-NC2, Class 2A3
0.782%	08/25/2035	#§	417,039	390,978
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A
3.584%	03/25/2044	#§	1,239,675	921,950
Wells Fargo Mortgage Backed Securities Trust Series 2004-6, Class A13
0.972%	06/25/2034	#§	2,651,093	2,536,002
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $4,049,290)				3,848,930

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—0.4%
Non-U.S. Government Agency Obligation—0.4%
Kreditanstalt fuer Wiederaufbau (Germany)
1.875%	03/15/2011	§
(Cost $1,398,404)			1,400,000	1,397,528

	Contracts	Value
PURCHASED OPTIONS—1.1%
Euro Bund, Expires 05/22/2009, Strike 116.00	173	1,942,214
U.S. 10 Year Note, Expires 05/22/2009, Strike 137.00	125	1,615,234
TOTAL PURCHASED OPTIONS
(Cost $3,463,232)		3,557,448

	Shares	Value
CASH EQUIVALENTS—7.4%
Institutional Money Market Fund—7.4%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class
(Cost $24,660,173)	24,660,173	24,660,173
TOTAL INVESTMENTS—98.8%
(Cost $333,627,640)		327,832,779
Other assets less liabilities—1.2%		3,862,784
NET ASSETS—100.0%		$331,695,563

Legend to the Schedule of Investments:

MTN	Medium Term Note

REMICS	Real Estate Mortgage Investment Conduits

§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s.

#	Rate is subject to change. Rate shown reflects current rate.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.

‡‡	Security has been pledged as collateral for futures contracts.

ˆ	Securities are not registered under the Securities Act of 1933. These securities may be only resold in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities represent 0.8% of Total Investments.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—17.4%
Aerospace & Defense—0.2%
Boeing Co.
6.125%	02/15/2033		$100,000	$96,708
5.125%	02/15/2013		250,000	257,656
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	253,477
Northrop Grumman Systems Corp.
7.750%	02/15/2031		250,000	303,045
United Technologies Corp.
6.700%	08/01/2028		150,000	155,523
6.100%	05/15/2012		50,000	53,650
4.875%	05/01/2015		500,000	524,618
				1,644,677
Airlines—0.0%
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017		405,750	320,543
Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	185,315
Automobiles—0.1%
Daimler Finance North America LLC
7.300%	01/15/2012		1,000,000	959,079
7.200%	09/01/2009		350,000	351,526
				1,310,605
Banks—1.8%
Bank of America Corp.
5.750%	12/01/2017		1,000,000	841,149
5.420%	03/15/2017		700,000	426,040
Citigroup, Inc.
6.625%	06/15/2032		150,000	83,632
6.125%	11/21/2017		750,000	651,297
6.000%	02/21/2012		350,000	319,657
6.000%	08/15/2017		600,000	518,635
5.850%	12/11/2034		500,000	382,373
5.625%	08/27/2012		150,000	109,328
Goldman Sachs Group, Inc. (The)
6.875%	01/15/2011		250,000	252,742
6.600%	01/15/2012		650,000	649,536
6.250%	09/01/2017		1,000,000	928,151
6.150%	04/01/2018		500,000	457,472
6.125%	02/15/2033		700,000	584,634
5.700%	09/01/2012		250,000	242,743
5.150%	01/15/2014		500,000	456,801
5.125%	01/15/2015		500,000	451,114
HSBC Holdings plc (United Kingdom)
5.250%	12/12/2012		150,000	147,679
JPMorgan Chase & Co.
6.625%	03/15/2012		1,500,000	1,466,071
6.400%	05/15/2038		300,000	295,111
5.750%	01/02/2013		750,000	716,914
5.375%	10/01/2012		270,000	270,733
5.125%	09/15/2014		750,000	664,276
4.750%	03/01/2015		1,000,000	951,276
Morgan Stanley Dean Witter & Co.
8.000%	06/15/2010		750,000	737,429
7.250%	04/01/2032		100,000	89,345
6.750%	04/15/2011		500,000	500,619
Morgan Stanley MTN
5.950%	12/28/2017		$500,000	$454,950
5.450%	01/09/2017		1,000,000	876,335
Nationsbank Corp.
7.750%	08/15/2015		750,000	607,415
6.800%	03/15/2028		500,000	317,382
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	474,075
				15,924,914
Beverages—0.3%
AmBev (Brazil)
8.750%	09/15/2013		100,000	109,500
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031		350,000	304,852
Bottling Group LLC
5.500%	04/01/2016		500,000	531,991
Coca-Cola Enterprises, Inc.
8.500%	02/01/2022		500,000	585,330
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	768,581
				2,300,254
Biotechnology—0.1%
Amgen, Inc.
5.850%	06/01/2017		250,000	256,413
Genentech, Inc.
5.250%	07/15/2035		100,000	83,844
4.750%	07/15/2015		200,000	200,165
4.400%	07/15/2010		100,000	101,469
				641,891
Capital Markets—0.8%
Amvescap plc (Bermuda)
5.375%	02/27/2013		100,000	72,378
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		250,000	258,598
5.700%	11/15/2014		50,000	47,578
Bear Stearns Cos. LLC (The) MTN
6.950%	08/10/2012		500,000	509,560
Boston Properties LP
6.250%	01/15/2013		750,000	630,061
Camden Property Trust
5.000%	06/15/2015		200,000	153,665
Credit Suisse First Boston USA, Inc.
5.125%	01/15/2014		500,000	479,872
5.125%	08/15/2015		500,000	464,589
Credit Suisse USA, Inc.
6.500%	01/15/2012		350,000	357,821
6.125%	11/15/2011		1,000,000	1,019,100
5.500%	08/15/2013	†	150,000	148,239
ERP Operating LP
5.375%	08/01/2016		500,000	394,607
5.200%	04/01/2013		250,000	221,728
HCP, Inc. MTN
6.700%	01/30/2018		500,000	337,738
Jefferies Group, Inc.
6.250%	01/15/2036		350,000	192,687
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	Δ	500,000	50
6.500%	07/19/2017	Δ†	500,000	50
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	192,595
6.220%	09/15/2026		1,000,000	494,551
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		750,000	587,484

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ProLogis
5.625%	11/15/2016		$250,000	$125,112
Realty Income Corp.
6.750%	08/15/2019		350,000	241,997
Simon Property Group LP
6.350%	08/28/2012		250,000	214,340
Washington Mutual Bank FA
5.650%	08/15/2014	Δ	250,000	175
				7,144,575
Chemicals—0.3%
Dow Chemical Co. (The)
7.375%	11/01/2029		250,000	161,505
6.000%	10/01/2012		150,000	128,914
E.I. du Pont de Nemours & Co.
6.875%	10/15/2009		150,000	154,482
4.750%	11/15/2012		500,000	516,750
Monsanto Co.
5.500%	08/15/2025		500,000	470,406
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013		500,000	491,643
Praxair, Inc.
3.950%	06/01/2013		150,000	150,288
Rohm & Haas Co.
7.850%	07/15/2029		150,000	124,462
				2,198,450
Commercial Banks—1.3%
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan)
8.400%	04/15/2010		250,000	253,959
Bank One Corp.
5.900%	11/15/2011		750,000	735,525
Barclays Bank plc (United Kingdom)
5.450%	09/12/2012		1,000,000	1,013,230
BB&T Corp.
5.250%	11/01/2019		500,000	440,169
Capital One Financial Corp.
6.150%	09/01/2016		500,000	316,918
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	1,000,000	325,528
First Union Institutional Trust I Capital
8.040%	12/01/2026		1,000,000	760,952
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	93,470
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	469,448
National Australia Bank Ltd., Series A (Australia)
8.600%	05/19/2010		1,000,000	1,026,370
National City Corp.
6.875%	05/15/2019		500,000	424,042
Regions Bank
6.450%	06/26/2037		500,000	332,127
Royal Bank of Canada (Canada)
5.650%	07/20/2011		500,000	533,045
Sanwa Bank Ltd.
7.400%	06/15/2011		250,000	245,739
Suntrust Banks, Inc.
5.200%	01/17/2017		250,000	213,065
Swiss Bank Corp. of New York
7.375%	06/15/2017		100,000	88,761
7.000%	10/15/2015		100,000	95,176
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	241,778
UBS AG (Switzerland)
5.875%	07/15/2016		$1,000,000	$779,917
Wachovia Bank NA, Bank Note
4.875%	02/01/2015		1,500,000	1,233,941
Wells Fargo & Co.
5.000%	11/15/2014		750,000	625,634
Wells Fargo Bank NA
5.950%	08/26/2036		500,000	369,709
Wells Fargo Bank NA, Bank Note
6.450%	02/01/2011		250,000	245,060
Wells Fargo Bank NA, Series AI
7.550%	06/21/2010		250,000	251,901
Zions Bancorporation
6.000%	09/15/2015		500,000	352,600
				11,468,064
Commercial Services & Supplies—0.1%
R.R. Donnelley & Sons Co.
4.950%	04/01/2014		550,000	413,105
USA Waste Services, Inc.
7.000%	07/15/2028		550,000	489,172
				902,277
Communications Equipment—0.1%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	529,827
Motorola, Inc.
7.500%	05/15/2025		500,000	327,117
				856,944
Computers & Peripherals—0.1%
International Business Machines Corp.
7.000%	10/30/2025		500,000	530,605
4.750%	11/29/2012		250,000	265,199
				795,804
Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016		750,000	529,553
Lafarge SA (France)
6.500%	07/15/2016		750,000	548,228
				1,077,781
Consumer Finance—0.8%
American Express Co.
6.800%	09/01/2066	#	1,000,000	482,858
American General Finance Corp., Series I MTN
5.400%	12/01/2015		750,000	277,792
Boeing Capital Corp.
6.100%	03/01/2011		500,000	525,818
CIT Group, Inc.
5.000%	02/13/2014		500,000	286,912
CIT Group, Inc. MTN
4.750%	12/15/2010		1,000,000	806,736
Household Finance Corp.
8.000%	07/15/2010		750,000	707,542
6.375%	11/27/2012		1,000,000	808,071
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	100,175
HSBC Finance Corp.
7.000%	05/15/2012		1,500,000	1,204,840
International Lease Finance Corp. MTN
5.450%	03/24/2011		1,000,000	673,876
John Deere Capital Corp.
7.000%	03/15/2012		350,000	372,932
ORIX Corp. (Japan)
5.480%	11/22/2011		250,000	170,533

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SLM Corp.
5.450%	04/25/2011		$750,000	$479,978
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	266,117
				7,164,180
Diversified Financial Services—1.0%
Associates Corp. of North America
6.950%	11/01/2018		250,000	193,864
AXA Financial, Inc.
7.750%	08/01/2010		100,000	99,000
BSCH Issuances Ltd. (Cayman Islands)
7.625%	09/14/2010		350,000	342,170
CIT Group Funding Co. of Canada (Canada)
4.650%	07/01/2010		500,000	415,163
Deutsche Bank AG (Germany)
6.000%	09/01/2017		150,000	145,171
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015	†	250,000	218,404
General Electric Capital Corp.
6.375%	11/15/2067	#	1,000,000	486,226
4.800%	05/01/2013	†	1,000,000	938,018
General Electric Capital Corp. MTN
5.875%	01/14/2038		600,000	429,786
5.625%	09/15/2017		750,000	658,410
5.400%	02/15/2017		250,000	219,145
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032		750,000	609,753
6.000%	06/15/2012		1,000,000	986,633
5.875%	02/15/2012		500,000	496,661
4.625%	09/15/2009		400,000	398,918
National Rural Utilities Cooperative Finance Corp., Series C MTN
7.250%	03/01/2012		500,000	519,765
Unilever Capital Corp.
7.125%	11/01/2010		500,000	537,701
Western Union Co. (The)
5.400%	11/17/2011		750,000	765,217
				8,460,005
Diversified Telecommunication Services—1.1%
BellSouth Capital Funding Corp.
7.875%	02/15/2030		900,000	921,289
BellSouth Corp.
6.875%	10/15/2031		350,000	333,846
6.000%	10/15/2011		250,000	260,197
British Telecommunications plc (United Kingdom)
9.125%	12/15/2030		150,000	136,639
8.625%	12/15/2010		1,000,000	1,041,137
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		750,000	803,222
Embarq Corp.
7.082%	06/01/2016	†	500,000	450,609
France Telecom SA (France)
8.500%	03/01/2031		500,000	632,160
KPN NV (Netherlands)
8.000%	10/01/2010		350,000	362,221
Qwest Corp.
6.500%	06/01/2017		500,000	417,500
SBC Communications, Inc.
6.250%	03/15/2011		250,000	261,243
6.150%	09/15/2034		500,000	439,373
5.625%	06/15/2016		150,000	150,549
Telecom Italia Capital SA (Luxembourg)
6.000%	09/30/2034		$250,000	$171,011
5.250%	11/15/2013		350,000	314,625
4.950%	09/30/2014		500,000	432,216
Telefonica Emisiones SAU (Spain)
6.421%	06/20/2016		500,000	517,709
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	385,943
Verizon Communications, Inc.
5.850%	09/15/2035		750,000	639,175
Verizon Global Funding Corp.
7.375%	09/01/2012		1,000,000	1,081,612
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	242,726
				9,995,002
Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	153,471
Arizona Public Service Co.
6.500%	03/01/2012		150,000	149,781
Cincinnati Gas & Electric Co.
5.700%	09/15/2012		150,000	153,271
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	151,815
Commonwealth Edison Co.
5.800%	03/15/2018		100,000	94,906
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	492,167
Constellation Energy Group, Inc.
7.600%	04/01/2032		150,000	124,207
7.000%	04/01/2012		500,000	491,405
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	145,047
DTE Energy Co.
7.050%	06/01/2011		350,000	353,549
Duke Energy Corp. LLC
6.450%	10/15/2032		500,000	518,829
Exelon Corp.
4.900%	06/15/2015		350,000	297,559
Exelon Generation Co. LLC
6.950%	06/15/2011		500,000	510,800
FirstEnergy Corp., Series B
6.450%	11/15/2011		175,000	175,262
FirstEnergy Corp., Series C
7.375%	11/15/2031		250,000	203,939
Florida Power & Light Co.
5.625%	04/01/2034		50,000	48,564
4.950%	06/01/2035		500,000	440,360
4.850%	02/01/2013		150,000	155,538
Jersey Central Power & Light
5.625%	05/01/2016		500,000	473,808
MidAmerican Energy Co.
6.750%	12/30/2031		250,000	250,110
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		500,000	444,776
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	150,293
National Grid plc (United Kingdom)
6.300%	08/01/2016		250,000	243,396
Nisource Finance Corp.
7.875%	11/15/2010		50,000	49,151
5.450%	09/15/2020		500,000	367,078
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	168,155
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	481,364

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oncor Electric Delivery Co.
6.375%	05/01/2012		$350,000	$346,354
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		350,000	401,747
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	490,824
Pepco Holdings, Inc.
6.450%	08/15/2012		150,000	150,196
PPL Capital Funding, Inc., Series A
6.700%	03/30/2067	#	500,000	285,373
Progress Energy, Inc.
7.750%	03/01/2031		250,000	251,418
7.100%	03/01/2011		188,000	194,985
PSEG Power LLC
8.625%	04/15/2031		500,000	503,912
Scottish Power Ltd. (United Kingdom)
5.375%	03/15/2015		500,000	451,705
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	135,899
Southern California Edison Co.
6.650%	04/01/2029		500,000	517,138
Southern Power Co., Series D
4.875%	07/15/2015		350,000	318,295
Union Electric Co.
6.400%	06/15/2017		500,000	481,124
Virginia Electric and Power Co.
5.950%	09/15/2017		500,000	521,510
5.400%	04/30/2018		500,000	501,364
Wisconsin Electric Power
5.625%	05/15/2033		250,000	246,093
				13,086,538
Electrical Equipment—0.0%
Emerson Electric Co.
5.000%	12/15/2014		150,000	154,770
Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc.
6.875%	07/01/2013		250,000	243,005
Energy Equipment & Services—0.0%
Transocean, Inc. (Switzerland)
6.800%	03/15/2038		500,000	440,546
Food & Staples Retailing—0.2%
CVS Caremark Corp.
4.875%	09/15/2014		530,000	525,921
Kroger Co. (The)
7.500%	04/01/2031		200,000	220,362
Safeway, Inc.
7.500%	09/15/2009		800,000	815,937
				1,562,220
Food Products—0.3%
Archer-Daniels Midland Co.
5.450%	03/15/2018		750,000	751,818
Bunge Ltd. Finance Corp.
5.350%	04/15/2014		500,000	417,738
Campbell Soup Co.
4.875%	10/01/2013		250,000	264,128
ConAgra Foods, Inc.
6.750%	09/15/2011	†	97,000	102,635
5.819%	06/15/2017		153,000	148,184
General Mills, Inc.
5.700%	02/15/2017		$500,000	$514,948
H.J. Heinz Finance Co.
6.625%	07/15/2011		250,000	266,038
Kraft Foods, Inc.
6.875%	02/01/2038		500,000	492,538
6.500%	11/01/2031		100,000	93,026
				3,051,053
Gas Utilities—0.1%
KeySpan Corp.
7.625%	11/15/2010		350,000	366,661
Sempra Energy
6.150%	06/15/2018		500,000	471,107
				837,768
Health Care Equipment & Supplies—0.1%
Baxter International, Inc.
5.900%	09/01/2016		400,000	422,747
Johnson & Johnson
5.950%	08/15/2037		250,000	265,113
4.950%	05/15/2033	†	200,000	188,833
				876,693
Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036		250,000	206,844
UnitedHealth Group, Inc.
6.000%	02/15/2018		500,000	481,190
5.375%	03/15/2016		500,000	451,335
WellPoint, Inc.
6.800%	08/01/2012		150,000	153,348
5.250%	01/15/2016		1,000,000	913,723
				2,206,440
Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. MTN
5.350%	03/01/2018		500,000	528,451
Wyndham Worldwide Corp.
6.000%	12/01/2016		435,000	221,933
Yum! Brands, Inc.
7.700%	07/01/2012		250,000	267,902
				1,018,286
Household Durables—0.2%
Fortune Brands, Inc.
5.375%	01/15/2016		750,000	648,005
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	539,127
5.625%	02/15/2012		250,000	266,693
				1,453,825
Household Products—0.0%
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	258,606
Industrial Conglomerates—0.1%
General Electric Co.
5.000%	02/01/2013		800,000	800,779
Insurance—0.5%
AEGON Funding Co. LLC
5.750%	12/15/2020		500,000	424,390
Allstate Corp. (The)
5.350%	06/01/2033		500,000	339,880

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
American International Group, Inc.
5.050%	10/01/2015		$750,000	$333,762
4.250%	05/15/2013		100,000	40,462
American International Group, Inc. MTN
5.850%	01/16/2018		1,000,000	392,006
Assurant, Inc.
5.625%	02/15/2014		500,000	419,613
AXA SA (France)
8.600%	12/15/2030		250,000	176,637
Chubb Corp.
6.375%	03/29/2067	#	500,000	285,785
Cincinnati Financial Corp.
6.125%	11/01/2034		500,000	330,644
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	76,113
ING Capital Funding Trust III, Perpetual Bond
8.439%	12/31/2010	#	150,000	43,759
Lincoln National Corp.
6.150%	04/07/2036		250,000	105,496
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		250,000	223,192
MetLife, Inc.
5.700%	06/15/2035		250,000	173,183
Progressive Corp. (The)
6.625%	03/01/2029		150,000	129,324
Prudential Financial, Inc. MTN
5.700%	12/14/2036		250,000	120,359
Travelers Property Casualty Corp.
7.750%	04/15/2026		500,000	482,397
				4,097,002
IT Services—0.0%
Computer Sciences Corp.
7.375%	06/15/2011		100,000	103,047
Electronic Data Systems Corp., Series B
6.000%	08/01/2013		150,000	159,020
				262,067
Machinery—0.2%
3M Co. MTN
5.700%	03/15/2037		250,000	255,121
Caterpillar, Inc.
6.050%	08/15/2036		500,000	430,291
Deere & Co.
6.950%	04/25/2014		250,000	273,686
Honeywell International, Inc.
6.125%	11/01/2011		250,000	272,102
Tyco International Finance SA (Luxembourg)
6.375%	10/15/2011		400,000	405,495
				1,636,695
Media—0.7%
British Sky Broadcasting Group plc (United Kingdom)
8.200%	07/15/2009		250,000	253,149
Comcast Corp.
6.450%	03/15/2037		500,000	438,128
5.650%	06/15/2035		500,000	397,147
COX Communications, Inc.
5.500%	10/01/2015		75,000	66,546
5.450%	12/15/2014		300,000	270,152
4.625%	06/01/2013		250,000	227,557
News America Holdings, Inc.
8.000%	10/17/2016		$150,000	$151,532
7.750%	12/01/2045		200,000	164,424
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	427,456
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	466,568
Time Warner Entertainment Co. LP
8.375%	03/15/2023		500,000	485,215
8.375%	07/15/2033		500,000	474,190
Time Warner, Inc.
6.875%	05/01/2012		150,000	152,775
5.875%	11/15/2016		1,000,000	947,839
Viacom, Inc.
7.875%	07/30/2030		250,000	157,300
6.250%	04/30/2016		500,000	439,574
5.625%	08/15/2012		50,000	43,041
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	†	500,000	568,982
				6,131,575
Metals & Mining—0.2%
Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	100,881
4.875%	09/15/2012		350,000	311,948
Alcoa, Inc.
5.550%	02/01/2017		750,000	496,928
BHP Finance USA (Australia)
4.800%	04/15/2013		150,000	146,567
Southern Copper Corp.
7.500%	07/27/2035		250,000	181,945
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		100,000	86,854
6.250%	01/23/2017		250,000	247,651
				1,572,774
Multiline Retail—0.4%
Macy’s Retail Holdings, Inc.
5.900%	12/01/2016		750,000	476,418
5.350%	03/15/2012		250,000	196,364
Target Corp.
7.000%	07/15/2031		350,000	336,957
6.000%	01/15/2018	†	500,000	503,026
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	295,954
5.250%	09/01/2035		750,000	676,339
4.550%	05/01/2013		500,000	531,525
4.125%	02/15/2011		250,000	261,259
				3,277,842
Multi-National—0.8%
European Investment Bank (Supranational)
5.125%	09/13/2016		1,000,000	1,062,462
4.625%	03/21/2012		1,000,000	1,070,668
4.625%	05/15/2014	†	500,000	538,185
4.125%	09/15/2010		500,000	519,758
3.375%	06/12/2013	†	500,000	517,235
Inter-American Development Bank (Supranational)
5.000%	04/05/2011		1,000,000	1,061,431
Inter-American Development Bank MTN (Supranational)
3.500%	03/15/2013		500,000	511,679
International Bank for Reconstruction & Development (Supranational)
7.625%	01/19/2023		250,000	341,977
International Finance Corp. (Supranational)
5.125%	05/02/2011		1,000,000	1,037,431
				6,660,826

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Office Electronics—0.2%
Pitney Bowes, Inc.
5.000%	03/15/2015	†	$500,000	$489,751
Pitney Bowes, Inc. MTN
4.750%	01/15/2016		200,000	192,463
Xerox Corp.
6.875%	08/15/2011		750,000	716,082
				1,398,296
Oil, Gas & Consumable Fuels—1.5%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	357,109
Amerada Hess Corp.
7.300%	08/15/2031		250,000	218,030
6.650%	08/15/2011		150,000	153,092
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	164,532
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	351,016
5.450%	10/01/2012		250,000	239,261
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013		850,000	870,994
Conoco, Inc.
6.950%	04/15/2029		1,250,000	1,247,945
Devon Financing Corp. ULC (Canada)
6.875%	09/30/2011		750,000	784,793
Duke Energy Fields Services LLC
7.875%	08/16/2010		350,000	354,875
Energy Transfer Partners LP
5.950%	02/01/2015		750,000	680,484
Enterprise Products Operating LP
4.950%	06/01/2010		150,000	147,440
Enterprise Products Operating LP, Series B
5.600%	10/15/2014		150,000	138,861
Enterprise Products Partners LP, Series B
6.875%	03/01/2033		150,000	123,980
Kinder Morgan Energy Partners LP
7.300%	08/15/2033		500,000	453,036
Marathon Oil Corp.
6.125%	03/15/2012		350,000	353,945
5.900%	03/15/2018	†	500,000	457,266
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	355,564
5.050%	11/20/2013		250,000	230,486
ONEOK Partners LP
6.150%	10/01/2016		500,000	445,729
PanCanadian Petroleum Ltd. (Canada)
6.300%	11/01/2011		250,000	251,793
Petrobras International Finance Co. (Cayman Islands)
6.125%	10/06/2016		500,000	502,500
Petro-Canada (Canada)
5.950%	05/15/2035		250,000	171,080
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032	†	500,000	393,192
Tennessee Gas Pipeline Co.
7.000%	10/15/2028		350,000	299,480
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	137,256
TransCanada Pipelines Ltd. (Canada)
5.850%	03/15/2036		500,000	403,397
4.000%	06/15/2013		250,000	242,063
Union Pacific Resources Group
7.150%	05/15/2028		350,000	276,900
Valero Energy Corp.
6.125%	06/15/2017		$500,000	$430,613
4.750%	06/15/2013		500,000	455,939
Williams Cos., Inc.
7.875%	09/01/2021		500,000	463,382
XTO Energy, Inc.
5.500%	06/15/2018		300,000	279,143
4.900%	02/01/2014		750,000	729,388
				13,164,564
Paper & Forest Products—0.1%
International Paper Co.
7.950%	06/15/2018		500,000	381,658
Weyerhaeuser Co.
7.375%	03/15/2032		500,000	334,830
6.750%	03/15/2012		100,000	96,252
				812,740
Pharmaceuticals—0.6%
Abbott Laboratories
5.875%	05/15/2016		1,000,000	1,074,017
American Home Products Corp.
6.950%	03/15/2011		250,000	266,413
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	795,452
Bristol-Myers Squibb Co.
5.875%	11/15/2036		350,000	335,246
Eli Lilly & Co.
6.770%	01/01/2036		250,000	281,149
GlaxoSmithKline Capital, Inc.
4.375%	04/15/2014		500,000	508,186
Merck & Co., Inc.
4.750%	03/01/2015		350,000	363,749
4.375%	02/15/2013		200,000	209,469
Pharmacia Corp.
6.500%	12/01/2018		350,000	379,065
Schering-Plough Corp.
6.750%	12/01/2033		250,000	260,910
Teva Pharmaceutical Finance LLC
6.150%	02/01/2036		250,000	231,348
Wyeth
6.500%	02/01/2034		250,000	254,783
5.500%	03/15/2013		100,000	104,207
5.500%	02/01/2014		250,000	262,882
				5,326,876
Road & Rail—0.2%
Burlington Northern Santa Fe Corp.
7.125%	12/15/2010		750,000	785,692
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	589,990
CSX Corp.
6.750%	03/15/2011		300,000	302,053
Union Pacific Corp.
6.625%	02/01/2029		250,000	237,482
				1,915,217
Software—0.1%
Oracle Corp.
5.250%	01/15/2016		1,000,000	1,021,074
Specialty Retail—0.2%
Home Depot, Inc.
5.875%	12/16/2036		250,000	177,539
5.200%	03/01/2011		750,000	754,636
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	402,418
				1,334,593

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Thrifts & Mortgage Finance—0.0%
Abbey National plc (United Kingdom)
7.950%	10/26/2029		$250,000	$217,344
Tobacco—0.1%
Reynolds American, Inc.
7.625%	06/01/2016		750,000	664,897
Transportation Infrastructure—0.1%
Federal Express Corp.
9.650%	06/15/2012		150,000	163,924
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	306,273
				470,197
Wireless Telecommunication Services—0.4%
Alltel Corp.
7.000%	07/01/2012		1,000,000	1,042,306
America Movil SAB de CV (Mexico)
5.500%	03/01/2014		100,000	96,403
AT&T Wireless Services, Inc.
8.750%	03/01/2031		250,000	274,864
7.875%	03/01/2011		750,000	801,736
Cingular Wireless LLC
6.500%	12/15/2011		250,000	263,644
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	275,390
5.625%	02/27/2017	†	500,000	496,325
5.375%	01/30/2015		250,000	248,919
				3,499,587
TOTAL CORPORATE OBLIGATIONS
(Cost $171,736,105)				151,845,976

U.S. GOVERNMENT AGENCY OBLIGATIONS—9.4%
Government Backed Corporate (FDIC) Obligations—0.6%
Bank of America Corp. MTN
3.125%	06/15/2012		1,000,000	1,035,335
General Electric Capital Corp.
3.000%	12/09/2011		1,000,000	1,030,304
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012	†	1,000,000	1,044,576
JPMorgan Chase & Co.
3.125%	12/01/2011	†	1,000,000	1,036,741
Regions Bank MTN
2.750%	12/10/2010		1,000,000	1,023,333
				5,170,289
U.S. Government Agency Obligations—8.8%
Federal Farm Credit Bank
3.750%	12/06/2010		2,900,000	3,016,676
Federal Home Loan Bank
5.750%	05/15/2012	†	2,225,000	2,490,104
5.375%	05/18/2016	†	2,000,000	2,274,304
5.250%	06/18/2014	†	1,000,000	1,126,228
4.875%	09/08/2017		1,250,000	1,375,128
4.750%	12/16/2016		1,000,000	1,089,192
4.625%	02/18/2011	†	3,500,000	3,710,193
4.500%	11/15/2012		2,500,000	2,706,515
3.625%	09/16/2011	†	2,600,000	2,721,009
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032	†	$1,050,000	$1,338,757
6.000%	06/15/2011	†	1,950,000	2,139,538
6.000%	04/16/2037		600,000	621,133
5.500%	07/18/2016		1,000,000	1,137,226
5.000%	01/30/2014	†	600,000	666,473
4.750%	12/08/2010		500,000	529,017
4.500%	04/02/2014		900,000	980,791
4.500%	01/15/2015	†	350,000	385,087
4.375%	07/17/2015	†	1,900,000	2,075,131
4.125%	07/12/2010	†	1,650,000	1,718,254
4.125%	02/24/2011		500,000	524,488
3.750%	06/28/2013		3,000,000	3,189,051
2.500%	01/07/2014	†	2,700,000	2,704,911
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	336,896
4.150%	05/29/2013		1,300,000	1,306,559
3.450%	04/30/2010		6,000,000	6,012,900
Federal National Mortgage Association
6.625%	11/15/2010		3,400,000	3,693,910
6.625%	11/15/2030	†	1,000,000	1,316,463
6.250%	05/15/2029		1,740,000	2,183,912
6.125%	03/15/2012	†	750,000	845,849
5.945%	06/07/2027		300,000	315,142
5.800%	02/09/2026		100,000	104,020
5.700%	10/05/2021		300,000	305,526
5.625%	05/19/2011		1,300,000	1,306,240
5.500%	03/15/2011- 12/14/2022		2,980,000	3,206,977
5.375%	11/15/2011	†	3,500,000	3,842,157
5.375%	04/11/2022		880,000	912,084
5.000%	05/11/2017	†	650,000	722,475
4.875%	12/15/2016	†	1,000,000	1,107,395
4.625%	10/15/2013	†	900,000	989,275
4.375%	09/15/2012- 03/15/2013	†	3,900,000	4,226,496
4.125%	05/15/2010	†	2,300,000	2,372,416
0.000%	06/01/2017		1,000,000	732,171
Financing Corp. Fico
8.600%	09/26/2019		500,000	719,307
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	754,468
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,409,087
				77,240,931
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $78,557,792)				82,411,220

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—38.9%
U.S. Government Agency Mortgage-Backed Securities—38.9%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		489,514	532,539
7.000%	02/01/2016- 09/01/2036		1,570,943	1,680,814
6.500%	08/01/2010- 08/01/2037		5,278,996	5,591,079
6.050%	01/01/2037	#	2,496,623	2,602,363
6.000%	11/01/2016- 06/01/2038		23,365,463	24,487,712
5.885%	01/01/2037	#	619,481	644,598
5.655%	02/01/2037	#	1,567,954	1,623,665
5.500%	02/01/2018- 09/01/2038		35,827,860	37,286,487

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
5.000%	05/01/2018- 06/01/2038		$31,657,176	$32,796,269
4.751%	09/01/2035	#	740,910	751,005
4.500%	08/01/2018- 09/01/2036		10,612,249	10,944,678
4.386%	12/01/2035	#	5,700,777	5,882,314
4.000%	05/01/2019- 12/01/2020		2,901,727	2,959,639
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		41,387	44,869
7.000%	03/01/2030- 04/01/2038		4,104,579	4,385,719
6.500%	02/01/2017- 01/01/2037		11,712,785	12,380,086
6.000%	04/01/2014- 07/01/2038		33,757,335	35,349,494
5.664%	01/01/2037	#	2,572,116	2,667,920
5.621%	03/01/2037	#	6,151,494	6,377,039
5.500%	01/01/2018- 01/01/2039		52,916,607	55,121,977
5.448%	02/01/2037	#	316,922	327,852
5.397%	12/01/2036	#	2,466,971	2,533,734
5.000%	03/01/2018- 04/01/2038		35,678,400	36,989,617
4.856%	10/01/2035	#	1,607,985	1,647,262
4.772%	05/01/2035	#	1,476,201	1,513,336
4.677%	05/01/2035	#	436,845	443,724
4.500%	03/01/2018- 02/01/2038		11,728,434	12,099,650
4.000%	07/01/2018- 12/01/2018		3,043,385	3,122,132
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		646,890	696,188
7.000%	09/15/2037		228,086	241,079
6.500%	03/15/2026- 12/15/2037		3,545,456	3,743,895
6.000%	02/15/2033- 05/15/2038		12,307,204	12,901,251
5.500%	03/15/2033- 06/15/2038		11,124,302	11,614,625
5.000%	05/15/2033- 05/15/2038		7,207,105	7,496,582
4.500%	07/15/2038		983,132	1,007,729
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $327,535,687)				340,488,922

U.S. TREASURY OBLIGATIONS—25.9%
U.S. Treasury Bonds—6.2%
U.S. Treasury Bond
13.250%	05/15/2014		850,000	862,551
11.750%	11/15/2014		500,000	533,985
11.250%	02/15/2015	†	1,500,000	2,263,711
9.875%	11/15/2015		550,000	805,621
9.125%	05/15/2018	†	1,060,000	1,604,492
8.750%	05/15/2017		1,250,000	1,803,516
8.500%	02/15/2020		2,500,000	3,733,595
8.125%	08/15/2019- 05/15/2021		4,040,000	5,916,002
8.000%	11/15/2021		2,420,000	3,581,600
7.875%	02/15/2021		$1,350,000	$1,958,133
7.625%	02/15/2025	†	2,774,000	4,235,551
7.500%	11/15/2024	†	775,000	1,167,223
7.250%	08/15/2022		1,500,000	2,119,220
7.125%	02/15/2023		325,000	457,133
6.500%	11/15/2026		1,550,000	2,154,985
6.250%	05/15/2030	†	410,000	569,131
6.125%	08/15/2029		2,350,000	3,199,673
6.000%	02/15/2026		2,600,000	3,426,314
5.375%	02/15/2031		911,000	1,148,857
5.250%	02/15/2029		1,380,000	1,699,772
5.000%	05/15/2037		1,410,000	1,754,570
4.750%	02/15/2037	†	2,750,000	3,295,705
4.500%	02/15/2036	†	930,000	1,071,826
4.375%	02/15/2038		4,350,000	4,942,692
				54,305,858
U.S. Treasury Notes—19.7%
U.S. Treasury Note
5.750%	08/15/2010	†	800,000	857,157
5.125%	05/15/2016	†	800,000	954,626
5.000%	08/15/2011	†	1,060,000	1,165,339
5.000%	02/15/2011		475,000	513,075
4.875%	08/15/2016		4,600,000	5,413,988
4.875%	05/31/2011- 02/15/2012	†	4,785,000	5,258,452
4.750%	05/15/2014	†	820,000	947,101
4.625%	10/31/2011- 02/15/2017		5,390,000	6,177,550
4.500%	02/28/2011- 11/15/2015		29,605,000	32,748,354
4.375%	08/15/2012	†	4,200,000	4,644,940
4.250%	10/15/2010- 08/15/2014	†	21,062,000	23,140,722
4.250%	01/15/2011		1,600,000	1,702,750
4.125%	08/15/2010- 05/15/2015		3,130,000	3,415,583
4.000%	04/15/2010- 02/15/2015		2,460,000	2,568,460
3.875%	07/15/2010- 02/15/2013		15,510,000	16,549,638
3.875%	09/15/2010	†	11,000,000	11,526,372
3.750%	11/15/2018		2,500,000	2,725,982
3.625%	05/15/2013		12,260,000	13,349,043
3.500%	02/15/2018	†	10,025,000	10,761,216
2.750%	02/15/2019	†	2,050,000	2,061,855
2.625%	05/31/2010- 02/29/2016		15,430,000	15,800,225
1.750%	11/15/2011		5,000,000	5,098,465
1.500%	12/31/2013		5,000,000	4,989,065
				172,369,958
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $217,443,477)				226,675,816

MUNICIPAL OBLIGATIONS—0.2%
New Jersey Economic Development Authority, Series A (New Jersey)
7.425%	02/15/2029		500,000	513,785
New Jersey State Turnpike Authority, Series 2003-B (New Jersey)
4.252%	01/01/2016		25,000	25,064
State of Illinois, Series 2003 (Illinois)
5.100%	06/01/2033		1,100,000	961,895
State of Oregon, Series 2003 (Oregon)
5.762%	06/01/2023		200,000	195,044
TOTAL MUNICIPAL OBLIGATIONS
(Cost $1,831,366)				1,695,788

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
SOVEREIGN DEBT OBLIGATIONS—1.7%
Government Issued—1.7%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	†	$260,000	$331,500
10.125%	05/15/2027		635,000	815,975
8.875%	04/15/2024	†	400,000	463,000
7.875%	03/07/2015		455,000	505,050
7.125%	01/20/2037		460,000	463,450
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	326,110
Hydro Quebec, Series JL (Canada)
6.300%	05/11/2011		350,000	376,483
Malaysia Government (Malaysia)
7.500%	07/15/2011		250,000	270,837
People’s Republic of China (China)
4.750%	10/29/2013		250,000	258,835
Province of British Columbia, Series BCUSD-2 (Canada)
6.500%	01/15/2026		150,000	185,165
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	513,448
Province of Ontario (Canada)
5.450%	04/27/2016	†	1,000,000	1,097,428
4.500%	02/03/2015		400,000	415,336
Province of Quebec, Series PD (Canada)
7.500%	09/15/2029		600,000	775,620
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011	†	850,000	907,323
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	274,717
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	106,105
Republic of Chile (Chile)
5.500%	01/15/2013		150,000	161,250
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	199,810
Republic of Italy (Italy)
6.875%	09/27/2023	†	250,000	285,768
6.000%	02/22/2011		550,000	583,672
5.375%	06/15/2033		500,000	470,952
4.375%	06/15/2013	†	1,000,000	1,018,071
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	258,750
State of Israel (Israel)
5.500%	11/09/2016		600,000	646,006
United Mexican States (Mexico)
8.375%	01/14/2011		500,000	550,750
8.125%	12/30/2019		750,000	843,750
United Mexican States MTN (Mexico)
8.300%	08/15/2031		500,000	556,750
United Mexican States, Series A MTN (Mexico)
5.875%	01/15/2014		1,000,000	1,039,000
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $14,836,992)				14,700,911

ASSET BACKED SECURITIES—0.6%
Automobile—0.2%
Capital Auto Receivables Asset Trust Series 2007-3, Class A4
5.210%	03/17/2014		2,000,000	1,872,068

Credit Card—0.4%
Capital One Multi-Asset Execution Trust Series 2008-A5, Class A5
4.850%	02/18/2014		$1,450,000	$1,436,755
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		500,000	440,432
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6
4.500%	01/15/2013		1,200,000	1,202,824
				3,080,011
TOTAL ASSET BACKED SECURITIES
(Cost $5,172,682)				4,952,079

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—3.2%
Mortgage Backed—3.2%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
5.118%	07/11/2043		500,000	471,453
Banc of America Commercial Mortgage, Inc. Series 2007-1, Class A2
5.381%	01/15/2049		1,500,000	1,253,873
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class AM
5.180%	09/10/2047	#	1,000,000	495,283
Banc of America Commercial Mortgage, Inc. Series 2004-6, Class A5
4.811%	12/10/2042		500,000	385,369
Bear Stearns Commercial Mortgage Securities Series 2005-T20, Class A4A
5.151%	10/12/2042	#	921,000	740,238
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A3
5.251%	04/15/2040	#	750,000	667,141
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
5.226%	07/15/2044	#	900,000	725,777
CS First Boston Mortgage Corp. Series 2005-C2, Class A4
4.832%	04/15/2037		750,000	582,561
CS First Boston Mortgage Securities Corp. Series 2005-C5, Class A3
5.100%	08/15/2038	#	2,650,000	2,174,927
CS First Boston Mortgage Securities Corp. Series 2004-C2, Class A2
5.416%	05/15/2036	#	2,000,000	1,620,322
CW Capital Cobalt Ltd. Series 2006-C1, Class A4
5.223%	08/15/2048		750,000	486,458
GE Capital Commercial Mortgage Corp. Series 2001-1, Class A2
6.531%	05/15/2033		1,000,000	996,827
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3, Class D
5.044%	12/10/2041	#	250,000	79,740
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	723,422
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4
5.799%	08/10/2045	#	3,500,000	2,399,812
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4B
4.996%	08/15/2042	#	1,075,000	718,945

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class E
4.981%	07/15/2042	#	$750,000	$196,543
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	344,574
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB13, Class AM
5.322%	01/12/2043	#	900,000	456,235
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-ML1A, Class A2
4.767%	03/12/2039		1,000,000	891,791
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CB9, Class A4
5.371%	06/12/2041	#	750,000	617,459
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	689,473
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX, Class AJ
4.951%	01/12/2037	#	1,750,000	812,336
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	502,815
Merrill Lynch Mortgage Trust Series 2002-MW1, Class A3
5.403%	07/12/2034		452,926	451,444
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	496,275
Morgan Stanley Capital I Series 2006-IQ12, Class A2
5.283%	12/15/2043		750,000	653,300
Morgan Stanley Capital I Series 2007-HQ11, Class A4
5.447%	02/12/2044	#	1,500,000	1,055,137
Morgan Stanley Capital I Series 2007-IQ13, Class AM
5.406%	03/15/2044		1,500,000	660,274
Morgan Stanley Capital I Series 2004-T13, Class A2
3.940%	09/13/2045		427,905	418,783
Morgan Stanley Capital I Series 2006-HQ9, Class AM
5.773%	07/12/2044	#	1,000,000	483,974
Morgan Stanley Dean Witter Capital I Series 2003-HQ2, Class A1
4.180%	03/12/2035		498,803	481,402
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AJ
5.987%	06/15/2045	#	1,000,000	263,136
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A3
5.706%	05/15/2043	#	1,000,000	858,820
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	313,595
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	439,684
Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	402,417
Wachovia Bank Commercial Mortgage Trust Series 2003-C9, Class A4
5.012%	12/15/2035	#	$750,000	$645,191
Wachovia Bank Commercial Mortgage Trust Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	647,531
Wachovia Bank Commercial Mortgage Trust Series 2004-C12, Class A4
5.229%	07/15/2041	#	750,000	627,178
Wachovia Bank Commercial Mortgage Trust Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	408,815
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $38,825,645)				28,340,330

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.1%
Non-U.S. Government Agency Obligations—1.1%
China Development Bank Corp. (China)
5.000%	10/15/2015	†	250,000	259,180
Export-Import Bank Of Korea (Korea, Republic of)
5.125%	03/16/2015		500,000	440,985
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017		1,000,000	1,078,058
4.125%	10/15/2014		1,000,000	1,057,678
3.250%	02/15/2011		1,000,000	1,034,840
3.250%	03/15/2013	†	750,000	764,136
Landwirtschaftliche Rentenbank (Germany)
4.875%	02/14/2011	†	1,000,000	1,058,390
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015		1,000,000	1,102,121
Oesterreichische Kontrollbank AG (Austria)
4.750%	11/08/2011		1,000,000	1,052,786
2.875%	03/15/2011	†	1,000,000	1,016,781
Pemex Project Funding Master Trust
9.125%	10/13/2010		80,000	85,600
6.625%	06/15/2035		500,000	358,125
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	520,216
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,599,680)				9,828,896

		Shares	Value
CASH EQUIVALENTS—14.0%
Institutional Money Market Funds—10.8%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	30,000,000	30,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	45,242,870	45,242,871
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		19,278,617	19,278,617
			94,521,488

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Core
Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Medium Term Notes—3.2%
AT&T, Inc.
4.973%	04/27/2009	††	$8,219,573	$8,219,573
BBVA Senior Finance SA
1.213%	04/17/2009	#††	4,997,503	4,997,503
General Electric Capital Corp.
1.189%	10/26/2009	#††	7,823,609	7,823,609
Toyota Motor Credit Corp.
0.660%	08/05/2009	#††	6,913,234	6,913,234
				27,953,919
TOTAL CASH EQUIVALENTS
(Cost $122,475,407)				122,475,407
TOTAL INVESTMENTS—112.4%
(Cost $988,014,833)				983,415,345
Other assets less liabilities—(12.4%)				(108,666,940)
NET ASSETS—100.0%				$874,748,405

Legend to the Schedule of Investments:

MTN	Medium Term Note

†	Denotes all or a portion of security on loan.

Δ	Security in default.

#	Rate is subject to change. Rate shown reflects current rate.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—96.4%
Aerospace & Defense—2.6%
Boeing Co. (The)		24,392	$867,867
General Dynamics Corp.		12,989	540,213
Goodrich Corp.		4,091	155,008
Honeywell International, Inc.		24,190	673,933
ITT Corp.		5,850	225,050
L-3 Communications Holdings, Inc.		4,003	271,403
Lockheed Martin Corp.		11,085	765,198
Northrop Grumman Corp.		10,666	465,464
Precision Castparts Corp.		4,659	279,074
Raytheon Co.		13,795	537,177
Rockwell Collins, Inc.	†	5,106	166,660
United Technologies Corp.		31,617	1,358,899
			6,305,946
Air Freight & Logistics—1.1%
C.H. Robinson Worldwide, Inc.	†	5,729	261,300
Expeditors International of Washington, Inc.		7,220	204,254
FedEx Corp.		10,376	461,628
United Parcel Service, Inc., Class B	†	33,100	1,629,182
			2,556,364
Airlines—0.1%
Southwest Airlines Co.	†	25,168	159,313
Auto Components—0.1%
Goodyear Tire & Rubber Co. (The)	*	7,363	46,092
Johnson Controls, Inc.	†	19,978	239,736
			285,828
Automobiles—0.1%
Ford Motor Co.	*†	76,677	201,661
General Motors Corp.	†	22,415	43,485
Harley-Davidson, Inc.	†	8,160	109,262
			354,408
Beverages—2.6%
Brown-Forman Corp., Class B		3,388	131,556
Coca-Cola Co. (The)		66,134	2,906,589
Coca-Cola Enterprises, Inc.		11,082	146,172
Constellation Brands, Inc., Class A	*†	6,458	76,850
Dr. Pepper Snapple Group, Inc.	*	8,814	149,045
Molson Coors Brewing Co., Class B	†	4,987	170,954
Pepsi Bottling Group, Inc.		4,806	106,405
PepsiCo, Inc.		51,628	2,657,809
			6,345,380
Biotechnology—2.1%
Amgen, Inc.	*	34,609	1,713,837
Biogen Idec, Inc.	*	9,733	510,204
Celgene Corp.	*	15,262	677,633
Cephalon, Inc.	*	2,357	160,512
Genzyme Corp.	*	9,018	535,579
Gilead Sciences, Inc.	*	30,600	1,417,392
			5,015,157
Building Products—0.0%
Masco Corp.	†	11,772	82,169
Capital Markets—2.5%
Ameriprise Financial, Inc.		7,494	$153,552
Bank of New York Mellon Corp. (The)		38,211	1,079,461
Charles Schwab Corp. (The)	†	31,212	483,786
E*Trade Financial Corp.	*†	19,008	24,330
Federated Investors, Inc., Class B	†	2,799	62,306
Franklin Resources, Inc.	†	4,858	261,700
Goldman Sachs Group, Inc. (The)		15,376	1,630,163
Invesco Ltd.	†	12,294	170,395
Janus Capital Group, Inc.	†	4,574	30,417
Legg Mason, Inc.	†	5,076	80,708
Morgan Stanley		35,776	814,620
Northern Trust Corp.		7,461	446,317
State Street Corp.	†	14,122	434,675
T. Rowe Price Group, Inc.	†	8,310	239,827
			5,912,257
Chemicals—2.0%
Air Products & Chemicals, Inc.	†	7,008	394,200
CF Industries Holdings, Inc.		1,744	124,051
Dow Chemical Co. (The)		30,015	253,026
E.I. Du Pont de Nemours & Co.		30,060	671,240
Eastman Chemical Co.	†	2,451	65,687
Ecolab, Inc.		5,661	196,606
International Flavors & Fragrances, Inc.		2,885	87,877
Monsanto Co.		18,227	1,514,664
PPG Industries, Inc.	†	5,430	200,367
Praxair, Inc.		10,278	691,607
Rohm & Haas Co.		4,160	327,974
Sigma-Aldrich Corp.	†	4,130	156,073
			4,683,372
Commercial Banks—1.8%
BB&T Corp.	†	18,622	315,084
Comerica, Inc.	†	4,863	89,042
Fifth Third Bancorp	†	19,444	56,776
First Horizon National Corp.	†	6,514	69,963
Huntington Bancshares, Inc./Ohio	†	11,365	18,866
KeyCorp		15,904	125,165
M&T Bank Corp.	†	2,431	109,978
Marshall & Ilsley Corp.	†	8,011	45,102
PNC Financial Services Group, Inc.	†	14,273	418,056
Regions Financial Corp.	†	24,035	102,389
SunTrust Banks, Inc.		12,020	141,115
U.S. Bancorp		58,397	853,180
Wells Fargo & Co.		141,101	2,009,278
Zions Bancorporation	†	3,760	36,961
			4,390,955
Commercial Services & Supplies—0.5%
Avery Dennison Corp.		3,498	78,145
Cintas Corp.		4,626	114,355
Iron Mountain, Inc.	*†	5,827	129,185
Pitney Bowes, Inc.		7,101	165,808
R.R. Donnelley & Sons Co.		6,781	49,705
Republic Services, Inc.		10,360	177,674
Stericycle, Inc.	*	2,968	141,663
Waste Management, Inc.		16,362	418,867
			1,275,402

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—2.9%
Ciena Corp.	*†	4,050	$31,509
Cisco Systems, Inc.	*	194,610	3,263,610
Corning, Inc.		51,776	687,068
Harris Corp.		4,297	124,355
JDS Uniphase Corp.	*†	9,312	30,264
Juniper Networks, Inc.	*	17,406	262,134
Motorola, Inc.		76,140	322,072
QUALCOMM, Inc.		55,046	2,141,840
Tellabs, Inc.	*	12,229	56,009
			6,918,861
Computers & Peripherals—5.0%
Apple, Inc.	*	29,552	3,106,506
Dell, Inc.	*	57,620	546,237
EMC Corp.	*	67,012	763,937
Hewlett-Packard Co.		80,114	2,568,455
International Business Machines Corp.		44,647	4,325,848
Lexmark International, Inc., Class A	*†	2,870	48,417
NetApp, Inc.	*†	11,394	169,087
QLogic Corp.	*†	4,584	50,974
SanDisk Corp.	*	8,140	102,971
Sun Microsystems, Inc.	*	24,796	181,507
Teradata Corp.	*	5,590	90,670
			11,954,609
Construction & Engineering—0.2%
Fluor Corp.		6,144	212,275
Jacobs Engineering Group, Inc.	*†	4,036	156,032
			368,307
Construction Materials—0.1%
Vulcan Materials Co.	†	3,695	163,652
Consumer Finance—0.4%
American Express Co.		38,654	526,854
Capital One Financial Corp.	†	12,617	154,432
Discover Financial Services	†	15,513	97,887
SLM Corp.	*	16,076	79,576
			858,749
Containers & Packaging—0.2%
Ball Corp.		3,168	137,491
Bemis Co., Inc.		3,365	70,564
Owens-Illinois, Inc.	*	5,401	77,991
Pactiv Corp.	*	4,478	65,334
Sealed Air Corp.	†	5,776	79,709
			431,089
Distributors—0.1%
Genuine Parts Co.		5,435	162,289
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*	3,510	274,938
H&R Block, Inc.		10,879	197,889
			472,827
Diversified Financial Services—2.7%
Bank of America Corp.		212,670	1,450,409
CIT Group, Inc.	†	14,506	41,342
Citigroup, Inc.	†	181,632	459,529
CME Group, Inc.		2,240	551,914
IntercontinentalExchange, Inc.	*†	2,464	183,494
JPMorgan Chase & Co.		125,124	$3,325,796
Leucadia National Corp.	*†	5,750	85,618
Moody’s Corp.		6,750	154,710
NASDAQ OMX Group, Inc. (The)	*†	4,206	82,353
NYSE Euronext		8,929	159,829
			6,494,994
Diversified Telecommunication Services—3.5%
AT&T, Inc.		196,223	4,944,820
CenturyTel, Inc.		3,293	92,599
Embarq Corp.		4,901	185,503
Frontier Communications Corp.	†	10,409	74,737
Qwest Communications International, Inc.	†	49,218	168,325
Verizon Communications, Inc.		94,417	2,851,393
Windstream Corp.		14,143	113,993
			8,431,370
Electric Utilities—2.4%
Allegheny Energy, Inc.		5,689	131,814
American Electric Power Co., Inc.		13,487	340,682
Duke Energy Corp.		42,172	603,903
Edison International		10,939	315,152
Entergy Corp.		6,222	423,656
Exelon Corp.	†	21,892	993,678
FirstEnergy Corp.	†	10,169	392,523
FPL Group, Inc.	†	13,619	690,892
Northeast Utilities		5,734	123,797
Pepco Holdings, Inc.		7,419	92,589
Pinnacle West Capital Corp.	†	3,328	88,392
PPL Corp.	†	12,539	359,995
Progress Energy, Inc.		9,176	332,722
Southern Co.	†	25,790	789,690
			5,679,485
Electrical Equipment—0.4%
Cooper Industries Ltd., Class A		5,710	147,661
Emerson Electric Co.		25,543	730,019
Rockwell Automation, Inc.	†	4,562	99,634
			977,314
Electronic Equipment, Instruments & Components—0.3%
Agilent Technologies, Inc.	*	11,849	182,119
Amphenol Corp., Class A		6,088	173,447
FLIR Systems, Inc.	*†	5,021	102,830
Jabil Circuit, Inc.		5,995	33,332
Molex, Inc.	†	4,262	58,560
Tyco Electronics Ltd. (Bermuda)	†	14,998	165,578
			715,866
Energy Equipment & Services—1.5%
Baker Hughes, Inc.		10,114	288,755
BJ Services Co.	†	10,220	101,689
Cameron International Corp.	*	7,574	166,098
Diamond Offshore Drilling, Inc.	†	2,307	145,018
ENSCO International, Inc.		4,695	123,948
Halliburton Co.		29,810	461,161
Nabors Industries Ltd. (Bermuda)	*	9,162	91,528
National Oilwell Varco, Inc.	*	14,023	402,600
Rowan Cos., Inc.	†	3,489	41,763
Schlumberger Ltd.		39,784	1,616,026
Smith International, Inc.		7,239	155,494
			3,594,080

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—3.4%
Costco Wholesale Corp.	†	14,383	$666,221
CVS Caremark Corp.		48,463	1,332,248
Kroger Co. (The)		21,253	450,989
Safeway, Inc.		13,907	280,782
SUPERVALU, Inc.		7,553	107,857
Sysco Corp.	†	19,993	455,840
Walgreen Co.		32,960	855,642
Wal-Mart Stores, Inc.		74,304	3,871,238
Whole Foods Market, Inc.	†	4,200	70,560
			8,091,377
Food Products—1.8%
Archer-Daniels-Midland Co.		21,392	594,270
Campbell Soup Co.		6,910	189,058
ConAgra Foods, Inc.		14,538	245,256
Dean Foods Co.	*	5,054	91,376
General Mills, Inc.		11,135	555,414
H.J. Heinz Co.		10,519	347,758
Hershey Co. (The)		5,549	192,828
Hormel Foods Corp.	†	2,325	73,726
J.M. Smucker Co. (The)		4,079	152,024
Kellogg Co.		8,393	307,435
Kraft Foods, Inc., Class A		48,872	1,089,357
McCormick & Co., Inc.	†	4,418	130,640
Sara Lee Corp.	†	22,666	183,141
Tyson Foods, Inc., Class A		10,902	102,370
			4,254,653
Gas Utilities—0.1%
EQT Corp.	†	4,225	132,369
Nicor, Inc.		1,395	46,356
Questar Corp.	†	5,848	172,107
			350,832
Health Care Equipment & Supplies—2.3%
Baxter International, Inc.		20,638	1,057,078
Becton Dickinson and Co.		8,105	544,980
Boston Scientific Corp.	*	50,214	399,201
C.R. Bard, Inc.	†	3,184	253,829
Covidien Ltd. (Bermuda)		16,786	557,967
DENTSPLY International, Inc.	†	4,693	126,007
Hospira, Inc.	*	5,242	161,768
Intuitive Surgical, Inc.	*†	1,310	124,922
Medtronic, Inc.		37,209	1,096,549
St. Jude Medical, Inc.	*	11,560	419,975
Stryker Corp.		8,058	274,294
Varian Medical Systems, Inc.	*	4,001	121,790
Zimmer Holdings, Inc.	*	7,221	263,567
			5,401,927
Health Care Providers & Services—2.0%
Aetna, Inc.		15,052	366,215
AmerisourceBergen Corp.	†	5,126	167,415
Cardinal Health, Inc.		11,768	370,457
CIGNA Corp.		8,754	153,983
Coventry Health Care, Inc.	*†	4,800	62,112
DaVita, Inc.	*†	3,513	154,396
Express Scripts, Inc.	*	8,270	381,826
Humana, Inc.	*	5,501	143,466
Laboratory Corp. of America Holdings	*†	3,523	206,060
McKesson Corp.		9,230	323,419
Medco Health Solutions, Inc.	*†	16,404	678,141
Patterson Cos., Inc.	*†	2,852	53,789
Quest Diagnostics, Inc.	†	5,216	$247,656
Tenet Healthcare Corp.	*	14,819	17,190
UnitedHealth Group, Inc.		40,203	841,449
WellPoint, Inc.	*	16,965	644,161
			4,811,735
Health Care Technology—0.0%
IMS Health, Inc.		6,032	75,219
Hotels, Restaurants & Leisure—1.5%
Carnival Corp.		14,407	311,191
Darden Restaurants, Inc.		4,663	159,754
International Game Technology		9,467	87,286
Marriott International, Inc., Class A	†	9,595	156,974
McDonald’s Corp.		37,055	2,022,091
Starbucks Corp.	*	24,975	277,472
Starwood Hotels & Resorts Worldwide, Inc.	†	5,931	75,324
Wyndham Worldwide Corp.		6,076	25,519
Wynn Resorts Ltd.	*†	2,210	44,134
Yum! Brands, Inc.		15,437	424,209
			3,583,954
Household Durables—0.3%
Black & Decker Corp.		1,913	60,374
Centex Corp.	†	3,736	28,020
D.R. Horton, Inc.	†	8,784	85,205
Fortune Brands, Inc.	†	5,108	125,401
Harman International Industries, Inc.	†	2,000	27,060
KB Home		2,308	30,419
Leggett & Platt, Inc.	†	5,276	68,535
Lennar Corp., Class A		4,253	31,940
Newell Rubbermaid, Inc.		8,746	55,800
Pulte Homes, Inc.	†	7,777	85,003
Snap-On, Inc.		1,846	46,335
Stanley Works (The)		2,596	75,596
Whirlpool Corp.	†	2,302	68,116
			787,804
Household Products—2.7%
Clorox Co.	†	4,707	242,317
Colgate-Palmolive Co.		16,799	990,805
Kimberly-Clark Corp.		13,785	635,626
Procter & Gamble Co. (The)		97,776	4,604,272
			6,473,020
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*†	22,610	131,364
Constellation Energy Group, Inc.	†	6,846	141,439
Dynegy, Inc., Class A	*†	14,627	20,624
			293,427
Industrial Conglomerates—2.0%
3M Co.		23,055	1,146,295
General Electric Co.	†	351,619	3,554,868
Textron, Inc.	†	8,069	46,316
			4,747,479
Insurance—2.1%
Aflac, Inc.	†	15,538	300,816
Allstate Corp. (The)		17,878	342,364
American International Group, Inc.	†	91,105	91,105
AON Corp.		9,108	371,789

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Assurant, Inc.		4,173	$90,888
Chubb Corp.		11,864	502,084
Cincinnati Financial Corp.	†	5,643	129,055
Genworth Financial, Inc., Class A		13,920	26,448
Hartford Financial Services Group, Inc.	†	10,470	82,189
Lincoln National Corp.	†	8,850	59,206
Loews Corp.		11,901	263,012
Marsh & McLennan Cos., Inc.	†	16,806	340,321
MBIA, Inc.	*†	6,439	29,491
MetLife, Inc.		27,239	620,232
Principal Financial Group, Inc.	†	8,494	69,481
Progressive Corp. (The)	*	22,190	298,234
Prudential Financial, Inc.		14,184	269,780
Torchmark Corp.	†	2,839	74,467
Travelers Cos., Inc. (The)		19,468	791,179
Unum Group	†	10,826	135,325
XL Capital Ltd., Class A (Bermuda)		12,158	66,383
			4,953,849
Internet & Catalog Retail—0.4%
Amazon.com, Inc.	*†	10,725	787,644
Expedia, Inc.	*†	6,356	57,712
			845,356
Internet Software & Services—1.7%
Akamai Technologies, Inc.	*†	6,199	120,261
eBay, Inc.	*	35,883	450,691
Google, Inc., Class A	*	7,952	2,767,773
VeriSign, Inc.	*	6,854	129,335
Yahoo! Inc.	*	46,282	592,872
			4,060,932
IT Services—1.1%
Affiliated Computer Services, Inc., Class A	*	3,413	163,448
Automatic Data Processing, Inc.		16,925	595,083
Cognizant Technology Solutions Corp., Class A	*	9,530	198,129
Computer Sciences Corp.	*†	4,843	178,416
Convergys Corp.	*†	4,528	36,586
Fidelity National Information Services, Inc.		6,773	123,269
Fiserv, Inc.	*†	5,132	187,113
Mastercard, Inc., Class A	†	2,377	398,100
Paychex, Inc.	†	10,560	271,075
Total System Services, Inc.		7,089	97,899
Western Union Co. (The)	†	23,332	293,283
			2,542,401
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	†	8,976	34,109
Hasbro, Inc.		4,244	106,397
Mattel, Inc.	†	11,814	136,215
			276,721
Life Sciences Tools & Services—0.4%
Life Technologies Corp.	*	5,539	179,907
Millipore Corp.	*†	1,827	104,888
PerkinElmer, Inc.		4,019	51,322
Thermo Fisher Scientific, Inc.	*	14,014	499,879
Waters Corp.	*	3,186	117,723
			953,719
Machinery—1.4%
Caterpillar, Inc.	†	20,092	$561,772
Cummins, Inc.		6,590	167,715
Danaher Corp.		8,489	460,274
Deere & Co.	†	14,237	467,970
Dover Corp.		6,342	167,302
Eaton Corp.	†	5,364	197,717
Flowserve Corp.		1,775	99,613
Illinois Tool Works, Inc.		13,002	401,112
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	†	10,771	148,640
Manitowoc Co., Inc. (The)	†	3,906	12,773
PACCAR, Inc.	†	12,187	313,937
Pall Corp.		3,958	80,862
Parker Hannifin Corp.		5,294	179,890
			3,259,577
Media—2.3%
CBS Corp., Class B		22,183	85,183
Comcast Corp., Class A		95,792	1,306,603
DIRECTV Group, Inc. (The)	*†	17,915	408,283
Gannett Co., Inc.	†	7,093	15,604
Interpublic Group of Cos., Inc.	*†	16,092	66,299
McGraw-Hill Cos., Inc. (The)		10,098	230,941
Meredith Corp.	†	1,189	19,785
New York Times Co. (The), Class A	†	4,417	19,965
News Corp., Class A		75,026	496,672
Omnicom Group, Inc.		10,092	236,153
Scripps Networks Interactive, Inc., Class A	†	3,006	67,665
Time Warner Cable, Inc.		11,719	290,626
Time Warner, Inc.		39,794	768,030
Viacom, Inc., Class B	*†	20,449	355,403
Walt Disney Co. (The)		61,583	1,118,347
Washington Post Co. (The), Class B	†	218	77,848
			5,563,407
Metals & Mining—0.9%
AK Steel Holding Corp.		3,429	24,414
Alcoa, Inc.	†	31,641	232,245
Allegheny Technologies, Inc.	†	3,169	69,496
Freeport-McMoRan Copper & Gold, Inc.		13,654	520,354
Newmont Mining Corp.	†	16,081	719,786
Nucor Corp.		10,491	400,441
Titanium Metals Corp.		2,725	14,906
United States Steel Corp.	†	3,716	78,519
			2,060,161
Multiline Retail—0.8%
Big Lots, Inc.	*†	2,400	49,872
Family Dollar Stores, Inc.	†	4,909	163,813
J.C. Penney Co., Inc.	†	7,038	141,253
Kohl’s Corp.	*	10,038	424,808
Macy’s, Inc.	†	13,515	120,283
Nordstrom, Inc.	†	4,969	83,231
Sears Holdings Corp.	*†	1,772	80,998
Target Corp.		25,066	862,020
			1,926,278
Multi-Utilities—1.5%
Ameren Corp.		6,790	157,460
Centerpoint Energy, Inc.	†	11,226	117,087
CMS Energy Corp.	†	7,199	85,236
Consolidated Edison, Inc.		9,186	363,857

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dominion Resources, Inc.		19,373	$600,369
DTE Energy Co.		5,330	147,641
Integrys Energy Group, Inc.	†	2,588	67,392
NiSource, Inc.		9,819	96,226
PG&E Corp.	†	12,062	461,010
Public Service Enterprise Group, Inc.		16,880	497,454
SCANA Corp.		3,801	117,413
Sempra Energy		8,079	373,573
TECO Energy, Inc.	†	7,055	78,663
Wisconsin Energy Corp.		4,032	165,997
Xcel Energy, Inc.	†	14,709	274,029
			3,603,407
Office Electronics—0.1%
Xerox Corp.		27,750	126,263
Oil, Gas & Consumable Fuels—11.0%
Anadarko Petroleum Corp.		15,312	595,484
Apache Corp.		11,146	714,347
Cabot Oil & Gas Corp.	†	3,632	85,606
Chesapeake Energy Corp.		18,713	319,244
Chevron Corp.		66,882	4,497,146
ConocoPhillips		49,561	1,940,809
Consol Energy, Inc.	†	5,956	150,329
Devon Energy Corp.		14,712	657,479
El Paso Corp.	†	24,079	150,494
EOG Resources, Inc.		8,325	455,877
Exxon Mobil Corp.		164,868	11,227,511
Hess Corp.		9,464	512,949
Marathon Oil Corp.		23,513	618,157
Massey Energy Co.		2,476	25,057
Murphy Oil Corp.		6,263	280,394
Noble Energy, Inc.		5,694	306,793
Occidental Petroleum Corp.		26,940	1,499,211
Peabody Energy Corp.		8,725	218,474
Pioneer Natural Resources Co.	†	3,701	60,955
Range Resources Corp.	†	5,075	208,887
Southwestern Energy Co.	*	11,260	334,309
Spectra Energy Corp.	†	21,421	302,893
Sunoco, Inc.	†	3,836	101,577
Tesoro Corp.		4,285	57,719
Valero Energy Corp.		17,194	307,773
Williams Cos., Inc. (The)	†	18,947	215,617
XTO Energy, Inc.		19,221	588,547
			26,433,638
Paper & Forest Products—0.1%
International Paper Co.		14,404	101,404
MeadWestvaco Corp.		5,462	65,489
Weyerhaeuser Co.	†	6,999	192,963
			359,856
Personal Products—0.1%
Avon Products, Inc.		13,983	268,893
Estee Lauder Cos., Inc. (The), Class A	†	3,640	89,726
			358,619
Pharmaceuticals—7.9%
Abbott Laboratories		51,578	2,460,271
Allergan, Inc.	†	10,280	490,973
Bristol-Myers Squibb Co.		65,851	1,443,454
Eli Lilly & Co.		33,667	1,124,814
Forest Laboratories, Inc.	*†	10,210	224,212
Johnson & Johnson		92,193	4,849,352
King Pharmaceuticals, Inc.	*†	7,638	$54,001
Merck & Co., Inc.		70,298	1,880,471
Mylan, Inc.	*†	10,813	145,002
Pfizer, Inc.		224,085	3,052,038
Schering-Plough Corp.		54,112	1,274,338
Watson Pharmaceuticals, Inc.	*†	3,496	108,760
Wyeth		44,281	1,905,854
			19,013,540
Professional Services—0.2%
Dun & Bradstreet Corp.		1,741	134,057
Equifax, Inc.		4,486	109,683
Monster Worldwide, Inc.	*†	4,065	33,130
Robert Half International, Inc.	†	5,293	94,374
			371,244
Real Estate Investment Trusts (REITs)—0.7%
Apartment Investment & Management Co., Class A REIT	†	3,454	18,928
AvalonBay Communities, Inc. REIT	†	2,548	119,909
Boston Properties, Inc. REIT	†	4,022	140,891
Equity Residential REIT	†	9,224	169,260
HCP, Inc. REIT	†	8,102	144,621
Health Care REIT, Inc. REIT	†	3,434	105,046
Host Hotels & Resorts, Inc. REIT		18,481	72,445
Kimco Realty Corp. REIT	†	7,293	55,573
Plum Creek Timber Co., Inc. REIT	†	5,574	162,036
ProLogis REIT	†	9,419	61,223
Public Storage REIT		4,019	222,050
Simon Property Group, Inc. REIT	†	7,765	268,996
Ventas, Inc. REIT	†	4,755	107,511
Vornado Realty Trust REIT	†	4,611	153,274
			1,801,763
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*†	9,194	37,052
Road & Rail—0.9%
Burlington Northern Santa Fe Corp.		9,358	562,884
CSX Corp.		13,293	343,624
Norfolk Southern Corp.		12,177	410,974
Ryder System, Inc.	†	1,762	49,882
Union Pacific Corp.		16,875	693,731
			2,061,095
Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc.	*	20,413	62,259
Altera Corp.	†	9,869	173,201
Analog Devices, Inc.		9,501	183,084
Applied Materials, Inc.		43,969	472,667
Broadcom Corp., Class A	*†	15,052	300,739
Intel Corp.		184,896	2,782,685
KLA-Tencor Corp.	†	5,560	111,200
Linear Technology Corp.	†	7,274	167,156
LSI Corp.	*	20,107	61,125
MEMC Electronic Materials, Inc.	*†	7,971	131,442
Microchip Technology, Inc.	†	6,378	135,150
Micron Technology, Inc.	*†	23,746	96,409
National Semiconductor Corp.	†	6,093	62,575
Novellus Systems, Inc.	*	3,117	51,836

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint 500
Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nvidia Corp.	*	17,695	$174,473
Teradyne, Inc.	*	6,358	27,848
Texas Instruments, Inc.		42,524	702,071
Xilinx, Inc.		9,474	181,522
			5,877,442
Software—3.9%
Adobe Systems, Inc.	*†	17,763	379,951
Autodesk, Inc.	*	7,988	134,278
BMC Software, Inc.	*†	6,416	211,728
CA, Inc.		12,740	224,351
Citrix Systems, Inc.	*†	5,985	135,500
Compuware Corp.	*	9,006	59,350
Electronic Arts, Inc.	*	11,022	200,490
Intuit, Inc.	*†	10,626	286,902
McAfee, Inc.	*†	4,949	165,792
Microsoft Corp.		254,204	4,669,728
Novell, Inc.	*†	11,821	50,357
Oracle Corp.	*	128,273	2,317,893
Salesforce.com, Inc.	*†	3,365	110,136
Symantec Corp.	*	27,535	411,373
			9,357,829
Specialty Retail—2.0%
Abercrombie & Fitch Co., Class A	†	2,804	66,735
AutoNation, Inc.	*†	4,218	58,546
AutoZone, Inc.	*†	1,260	204,901
Bed Bath & Beyond, Inc.	*†	8,409	208,123
Best Buy Co., Inc.	†	11,195	424,962
GameStop Corp., Class A	*	5,362	150,243
Gap, Inc. (The)	†	15,191	197,331
Home Depot, Inc.		56,408	1,328,972
Limited Brands, Inc.	†	8,888	77,326
Lowe’s Cos., Inc.		48,786	890,345
Office Depot, Inc.	*	8,714	11,415
O’Reilly Automotive, Inc.	*†	4,495	157,370
RadioShack Corp.		3,908	33,492
Sherwin-Williams Co. (The)		3,352	174,203
Staples, Inc.		23,849	431,905
Tiffany & Co.	†	3,866	83,351
TJX Cos., Inc.		13,834	354,704
			4,853,924
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.	*	10,467	174,799
NIKE, Inc., Class B		13,078	613,227
Polo Ralph Lauren Corp.		1,954	82,557
V.F. Corp.		2,981	170,245
			1,040,828
Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.		16,679	194,978
People’s United Financial, Inc.		11,858	213,088
			408,066
Tobacco—1.7%
Altria Group, Inc.		68,565	1,098,411
Lorillard, Inc.		5,568	343,768
Philip Morris International, Inc.		66,963	2,382,544
Reynolds American, Inc.	†	5,390	193,178
			4,017,901
Trading Companies & Distributors—0.1%
Fastenal Co.	†	4,379	$140,807
W.W. Grainger, Inc.	†	2,215	155,448
			296,255
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	13,269	403,776
Sprint Nextel Corp.	*	95,391	340,546
			744,322
TOTAL COMMON STOCKS
(Cost $232,281,682)			230,666,915

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.4%
U.S. Treasury Bills—0.4%
U.S. Treasury Bill
0.239%	06/18/2009	‡‡
(Cost $1,002,494)			$1,003,000	1,002,674

		Shares	Value
CASH EQUIVALENTS—14.9%
Institutional Money Market Funds—14.3%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	15,000,000	15,000,000
AIM Short-Term Investments Trust Prime Assets Portfolio	††	11,309,190	11,309,190
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		7,867,584	7,867,584
			34,176,774

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.6%
BBVA Senior Finance SA
1.213%	04/17/2009	#††	$1,499,251	1,499,251
TOTAL CASH EQUIVALENTS
(Cost $35,676,025)				35,676,025
TOTAL INVESTMENTS—111.7%
(Cost $268,960,201)				267,345,614
Other assets less liabilities—(11.7%)				(27,972,658)
NET ASSETS—100.0%				$239,372,956

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—97.1%
Aerospace & Defense—2.2%
AAR Corp.	*†	1,489	$18,672
Alliant Techsystems, Inc.	*†	1,550	103,819
American Science & Engineering, Inc.		435	24,273
Applied Signal Technology, Inc.	†	1,237	25,025
Axsys Technologies, Inc.	*†	883	37,121
BE Aerospace, Inc.	*	2,393	20,747
Boeing Co. (The)		26,137	929,954
Ceradyne, Inc.	*†	1,867	33,849
Cubic Corp.		1,692	42,858
Curtiss-Wright Corp.		2,112	59,242
Esterline Technologies Corp.	*	1,049	21,179
GenCorp, Inc.	*†	1,629	3,454
General Dynamics Corp.		13,610	566,040
Goodrich Corp.		4,882	184,979
HEICO Corp., Class A		878	18,113
Hexcel Corp.	*†	4,757	31,254
Honeywell International, Inc.		27,016	752,666
ITT Corp.		6,885	264,866
Kratos Defense & Security Solutions, Inc.	*	2,398	1,870
Kreisler Manufacturing Corp.	*	1,250	4,988
L-3 Communications Holdings, Inc.		5,024	340,627
Ladish Co., Inc.	*†	900	6,534
Lockheed Martin Corp.		12,021	829,810
Moog, Inc., Class A	*	1,446	33,070
Northrop Grumman Corp.		12,233	533,848
Orbital Sciences Corp.	*	2,123	25,242
Precision Castparts Corp.		5,136	307,646
Raytheon Co.		16,756	652,479
Rockwell Collins, Inc.		6,041	197,178
Spirit Aerosystems Holdings, Inc., Class A	*†	2,103	20,967
Stanley, Inc.	*	911	23,130
Taser International, Inc.	*	2,292	10,727
Teledyne Technologies, Inc.	*†	1,228	32,763
Triumph Group, Inc.		822	31,400
United Technologies Corp.		35,225	1,513,971
			7,704,361
Air Freight & Logistics—0.7%
Air T, Inc.		1,352	7,733
Atlas Air Worldwide Holdings, Inc.	*	600	10,410
C.H. Robinson Worldwide, Inc.		7,150	326,111
Expeditors International of Washington, Inc.		8,772	248,160
FedEx Corp.		11,491	511,235
Forward Air Corp.	†	1,431	23,225
HUB Group, Inc., Class A	*	2,400	40,800
Pacer International, Inc.		1,664	5,824
United Parcel Service, Inc., Class B		25,582	1,259,146
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	26,386
			2,459,030
Airlines—0.1%
Airtran Holdings, Inc.	*†	3,168	14,414
Alaska Air Group, Inc.	*	1,343	23,596
AMR Corp.	*†	6,672	21,284
Continental Airlines, Inc., Class B	*	2,723	23,990
Delta Air Lines, Inc.	*	25,505	$143,593
ExpressJet Holdings, Inc.	*	263	284
JetBlue Airways Corp.	*†	6,414	23,411
Mesa Air Group, Inc.	*	847	108
Skywest, Inc.	†	2,390	29,732
Southwest Airlines Co.		30,863	195,363
UAL Corp.	*	3,500	15,680
US Airways Group, Inc.	*†	8,660	21,910
			513,365
Auto Components—0.2%
American Axle & Manufacturing Holdings, Inc.		2,113	2,789
Amerigon, Inc.	*†	2,107	7,796
ArvinMeritor, Inc.		2,791	2,205
BorgWarner, Inc.	†	4,548	92,324
Cooper Tire & Rubber Co.	†	3,066	12,387
Dana Holding Corp.	*†	2,450	1,127
Fuel Systems Solutions, Inc.	*†	769	10,366
Gentex Corp.	†	6,594	65,676
Goodyear Tire & Rubber Co. (The)	*	7,281	45,579
Johnson Controls, Inc.		22,551	270,612
Lear Corp.	*	2,741	2,056
Modine Manufacturing Co.	†	1,208	3,020
Proliance International, Inc.	*	2,239	380
Quantum Fuel Systems Technologies Worldwide, Inc.	*	2,809	2,247
Shiloh Industries, Inc.	*	1,441	2,954
Strattec Security Corp.		123	1,026
Superior Industries International, Inc.	†	1,102	13,059
Tenneco, Inc.	*†	1,600	2,608
TRW Automotive Holdings Corp.	*	900	2,898
WABCO Holdings, Inc.		2,354	28,978
			570,087
Automobiles—0.1%
Coachmen Industries, Inc.	*†	705	458
Ford Motor Co.	*†	93,973	247,149
General Motors Corp.	†	19,409	37,653
Harley-Davidson, Inc.	†	9,017	120,738
Thor Industries, Inc.		1,221	19,072
Winnebago Industries, Inc.		1,432	7,604
			432,674
Beverages—2.3%
Brown-Forman Corp., Class B		3,046	118,276
Central European Distribution Corp.	*	652	7,016
Coca-Cola Bottling Co. Consolidated		437	22,746
Coca-Cola Co. (The)		83,577	3,673,209
Coca-Cola Enterprises, Inc.		10,775	142,122
Constellation Brands, Inc., Class A	*†	8,096	96,342
Dr. Pepper Snapple Group, Inc.	*	9,896	167,341
Hansen Natural Corp.	*	2,680	96,480
Molson Coors Brewing Co., Class B		5,822	199,578
Pepsi Bottling Group, Inc.		5,177	114,619
PepsiAmericas, Inc.		3,031	52,285
PepsiCo, Inc.		61,725	3,177,603
			7,867,617

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Biotechnology—2.2%
Aastrom Biosciences, Inc.	*†	3,289	$1,235
Abraxis Bioscience, Inc.	*	439	20,932
Acorda Therapeutics, Inc.	*	539	10,678
Alexion Pharmaceuticals, Inc.	*†	2,216	83,455
Alkermes, Inc.	*	3,579	43,413
Allos Therapeutics, Inc.	*	3,978	24,584
Alnylam Pharmaceuticals, Inc.	*†	2,390	45,506
Alseres Pharmaceuticals, Inc.	*†	724	724
Altus Pharmaceuticals, Inc.	*	1,600	352
Amgen, Inc.	*	42,279	2,093,656
Amylin Pharmaceuticals, Inc.	*†	3,885	45,649
Anadys Pharmaceuticals, Inc.	*†	3,242	22,013
Antigenics, Inc.	*	1,707	836
ARCA Biopharma, Inc.	*	57	286
Arena Pharmaceuticals, Inc.	*†	1,439	4,331
Ariad Pharmaceuticals, Inc.	*	1,662	1,978
Arqule, Inc.	*	864	3,577
Array Biopharma, Inc.	*†	4,333	11,439
AVI BioPharma, Inc.	*	2,400	1,584
Avigen, Inc.	*	1,009	1,231
Biogen Idec, Inc.	*	12,720	666,782
BioMarin Pharmaceutical, Inc.	*†	3,444	42,533
Celera Corp.	*	3,028	23,104
Celgene Corp.	*	17,918	795,559
Cell Genesys, Inc.	*	1,642	476
Cell Therapeutics, Inc.	*	34	13
Celldex Therapeutics, Inc.	*	429	2,793
Cephalon, Inc.	*	2,347	159,831
Cepheid, Inc.	*†	4,930	34,017
Cougar Biotechnology, Inc.	*	1,132	36,450
Cubist Pharmaceuticals, Inc.	*†	1,762	28,826
CV Therapeutics, Inc.	*	1,424	28,309
CytRx Corp.	*	4,200	1,470
Dendreon Corp.	*†	1,879	7,892
Emergent Biosolutions, Inc.	*†	1,319	17,820
Entremed, Inc.	*	1,390	612
Enzon Pharmaceuticals, Inc.	*†	1,765	10,714
EPIX Pharmaceuticals, Inc.	*	640	368
Exact Sciences Corp.	*	1,250	1,575
Facet Biotech Corp.	*	768	7,296
Genaera Corp.	*	797	191
Genomic Health, Inc.	*	1,284	31,304
Genzyme Corp.	*	10,181	604,650
Geron Corp.	*†	4,719	21,094
Gilead Sciences, Inc.	*	37,225	1,724,262
GTC Biotherapeutics, Inc.	*	3,988	1,453
GTx, Inc.	*†	200	2,116
Halozyme Therapeutics, Inc.	*†	6,362	34,737
Hemispherx Biopharma, Inc.	*	920	561
Human Genome Sciences, Inc.	*†	5,277	4,380
Immunogen, Inc.	*†	1,323	9,393
Immunomedics, Inc.	*†	2,141	2,055
Incyte Corp. Ltd.	*	3,102	7,259
InterMune, Inc.	*†	1,586	26,074
Isis Pharmaceuticals, Inc.	*†	2,216	33,262
Keryx Biopharmaceuticals, Inc.	*†	5,221	715
Lexicon Pharmaceuticals, Inc.	*†	2,343	2,554
Ligand Pharmaceuticals, Inc., Class B	*	4,898	14,596
MannKind Corp.	*†	4,492	15,632
Martek Biosciences Corp.	*†	1,148	20,951
Maxygen, Inc.	*	1,231	8,371
Medarex, Inc.	*†	8,410	43,143
Momenta Pharmaceuticals, Inc.	*	2,618	28,824
Monogram Biosciences, Inc.	*†	402	1,021
Myriad Genetics, Inc.	*	4,124	$187,518
Nabi Biopharmaceuticals	*	1,995	7,381
Neurobiological Technologies, Inc.	*	448	300
Neurocrine Biosciences, Inc.	*†	1,479	5,250
Novavax, Inc.	*	1,550	1,581
NPS Pharmaceuticals, Inc.	*	1,660	6,972
Onyx Pharmaceuticals, Inc.	*	1,214	34,660
Orthologic Corp.	*	1,516	834
OSI Pharmaceuticals, Inc.	*†	2,729	104,412
Osiris Therapeutics, Inc.	*†	1,402	19,348
PDL BioPharma, Inc.	†	3,841	27,194
Peregrine Pharmaceuticals, Inc.	*	9,115	3,373
Pharmasset, Inc.	*†	1,946	19,090
Poniard Pharmaceuticals, Inc.	*	396	847
Progenics Pharmaceuticals, Inc.	*†	793	5,226
Regeneron Pharmaceuticals, Inc.	*	2,632	36,480
Rigel Pharmaceuticals, Inc.	*†	1,882	11,555
RXi Pharmaceuticals Corp.	*†	209	1,064
Savient Pharmaceuticals, Inc.	*†	1,389	6,876
Sciclone Pharmaceuticals, Inc.	*	1,700	2,074
SIGA Technologies, Inc.	*†	4,649	23,570
Targeted Genetics Corp.	*	626	257
Telik, Inc.	*	1,748	752
Theravance, Inc.	*†	3,224	54,808
TorreyPines Therapeutics, Inc.	*	347	59
Trimeris, Inc.	†	1,214	2,125
United Therapeutics Corp.	*†	914	60,406
Vanda Pharmaceuticals, Inc.	*	2,507	2,256
Vermillion, Inc.	*	150	45
Vertex Pharmaceuticals, Inc.	*†	5,029	144,483
Vion Pharmaceuticals, Inc.	*	450	247
XOMA Ltd.	*	4,976	2,637
Zymogenetics, Inc.	*	2,343	9,349
			7,705,526
Building Products—0.1%
American Woodmark Corp.		800	14,048
Ameron International Corp.		542	28,542
Apogee Enterprises, Inc.	†	1,250	13,725
Gibraltar Industries, Inc.	†	1,188	5,607
Griffon Corp.	*	1,288	9,660
Jewett-Cameron Trading Ltd.	*	1,575	7,780
Lennox International, Inc.	†	2,437	64,483
Masco Corp.		15,650	109,237
NCI Building Systems, Inc.	*†	1,232	2,735
Owens Corning, Inc.	*	1,100	9,944
Quanex Building Products Corp.		1,671	12,700
Simpson Manufacturing Co., Inc.		2,084	37,554
Trex Co., Inc.	*†	731	5,577
U.S. Home Systems, Inc.	*	1,291	2,582
Universal Forest Products, Inc.	†	1,121	29,830
USG Corp.	*†	3,348	25,478
			379,482
Capital Markets—2.3%
Affiliated Managers Group, Inc.	*†	1,354	56,475
AllianceBernstein Holding LP		1,100	16,192
Ameriprise Financial, Inc.		9,235	189,225
Bank of New York Mellon Corp. (The)		44,476	1,256,447
BGC Partners, Inc., Class A	†	7,270	16,067
BlackRock, Inc.	†	765	99,481
Blackstone Group LP (The)		3,953	28,659

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Calamos Asset Management, Inc., Class A		1,800	$8,658
Charles Schwab Corp. (The)		36,777	570,044
Deerfield Capital Corp.		342	342
Diamond Hill Investment Group, Inc.	*†	331	13,015
E*Trade Financial Corp.	*†	14,978	19,172
Eaton Vance Corp.	†	5,282	120,694
FCStone Group, Inc.	*	1,722	3,926
Federated Investors, Inc., Class B	†	3,745	83,364
Franklin Resources, Inc.		6,114	329,361
GAMCO Investors, Inc., Class A	†	558	18,219
GFI Group, Inc.		2,520	8,089
GLG Partners, Inc.		9,550	27,122
Goldman Sachs Group, Inc. (The)		16,238	1,721,553
Invesco Ltd.		16,610	230,215
Investment Technology Group, Inc.	*	2,078	53,031
Janus Capital Group, Inc.	†	6,411	42,633
Jefferies Group, Inc.	†	4,678	64,556
KBW, Inc.	*†	1,604	32,641
Kent Financial Services, Inc.	*	2,200	3,333
Knight Capital Group, Inc., Class A	*	4,630	68,246
LaBranche & Co., Inc.	*	2,588	9,679
Lazard Ltd., Class A (Bermuda)	†	1,519	44,659
Legg Mason, Inc.	†	5,250	83,475
MF Global Ltd. (Bermuda)	*†	2,928	12,385
Morgan Stanley		39,347	895,931
Northern Trust Corp.		8,757	523,844
Och-Ziff Capital Management Group LLC, Class A		1,407	8,540
optionsXpress Holdings, Inc.	†	1,914	21,762
Piper Jaffray Cos.	*†	963	24,836
Raymond James Financial, Inc.	†	3,472	68,398
SEI Investments Co.		5,918	72,259
Siebert Financial Corp.		1,469	2,057
State Street Corp.		16,624	511,687
Stifel Financial Corp.	*†	1,588	68,776
SWS Group, Inc.	†	1,323	20,546
T. Rowe Price Group, Inc.	†	10,332	298,182
TD Ameritrade Holding Corp.	*	9,311	128,585
Teton Advisors, Inc.	*‡	8	3
TradeStation Group, Inc.	*	1,690	11,154
Virtus Investment Partners, Inc.	*†	210	1,367
W.P. Carey & Co. LLC		1,592	35,326
Waddell & Reed Financial, Inc., Class A	†	3,971	71,756
Westwood Holdings Group, Inc.	†	1,027	40,145
			8,036,112
Chemicals—2.1%
A. Schulman, Inc.		1,444	19,566
Air Products & Chemicals, Inc.		8,040	452,250
Airgas, Inc.		3,075	103,966
Albemarle Corp.	†	3,712	80,810
Arch Chemicals, Inc.		1,211	22,961
Ashland, Inc.		3,276	33,841
Cabot Corp.		2,693	28,304
Calgon Carbon Corp.	*	3,184	45,117
Celanese Corp., Class A		5,993	80,126
CF Industries Holdings, Inc.		2,332	165,875
Cytec Industries, Inc.		1,644	24,693
Dow Chemical Co. (The)		36,755	$309,845
E.I. Du Pont de Nemours & Co.		35,437	791,308
Eastman Chemical Co.		3,211	86,055
Ecolab, Inc.		6,657	231,198
Ferro Corp.	†	1,818	2,600
FMC Corp.		3,336	143,915
Georgia Gulf Corp.	†	1,268	900
H.B. Fuller Co.		2,570	33,410
Huntsman Corp.		2,600	8,138
International Flavors & Fragrances, Inc.		3,885	118,337
Intrepid Potash, Inc.	*†	1,172	21,623
Koppers Holdings, Inc.		1,582	22,971
Kronos Worldwide, Inc.	†	1,131	8,697
Landec Corp.	*	986	5,492
LSB Industries, Inc.	*	1,411	13,955
Lubrizol Corp.		1,819	61,864
Minerals Technologies, Inc.	†	868	27,819
Monsanto Co.		21,546	1,790,473
Mosaic Co. (The)		5,540	232,569
Nalco Holding Co.	†	3,074	40,177
NewMarket Corp.		1,200	53,160
NL Industries, Inc.	†	2,111	21,110
Olin Corp.		2,796	39,899
OM Group, Inc.	*†	1,147	22,160
Omnova Solutions, Inc.	*	6,478	11,272
Penford Corp.	†	785	2,850
PolyOne Corp.	*†	2,862	6,611
PPG Industries, Inc.		5,657	208,743
Praxair, Inc.		12,623	849,402
Quaker Chemical Corp.		483	3,835
Rohm & Haas Co.		4,731	372,992
RPM International, Inc.		4,832	61,511
Scotts Miracle-Gro Co. (The), Class A	†	1,662	57,671
Sensient Technologies Corp.		2,027	47,635
Sigma-Aldrich Corp.	†	4,956	187,287
Spartech Corp.		1,451	3,570
Stepan Co.		556	15,179
Terra Industries, Inc.		2,513	70,590
Valhi, Inc.	†	511	4,793
Valspar Corp.		3,724	74,368
W.R. Grace & Co.	*†	4,200	26,544
Zep, Inc.	†	936	9,575
			7,159,612
Commercial Banks—2.2%
1st Source Corp.	†	1,180	21,299
Alliance Bankshares Corp.	*	744	1,436
Amcore Financial, Inc.	†	1,352	2,163
Associated Banc-Corp	†	5,110	78,898
BancFirst Corp.	†	642	23,369
BancorpSouth, Inc.	†	3,611	75,253
BancTrust Financial Group, Inc.	†	1,600	10,128
Bank of Hawaii Corp.	†	1,898	62,596
BB&T Corp.	†	21,630	365,980
BOK Financial Corp.	†	1,765	60,981
Boston Private Financial Holdings, Inc.		1,297	4,552
Bryn Mawr Bank Corp.	†	1,058	17,827
Capital Bank Corp.		1,282	5,846
Capital City Bank Group, Inc.	†	1,113	12,755
CapitalSource, Inc.	†	4,975	6,070
Cardinal Financial Corp.	†	1,142	6,555
Cascade Bancorp	†	2,191	3,571
Cascade Financial Corp.		1,063	2,658

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cathay General Bancorp	†	2,082	$21,715
Catskill Litigation Trust	*‡δ	582	—
Central Pacific Financial Corp.	†	929	5,202
Chemical Financial Corp.	†	1,552	32,297
Citizens Republic Bancorp, Inc.	*†	4,000	6,200
City Bank/Washington	†	1,645	5,429
City Holding Co.	†	250	6,823
City National Corp./California	†	1,548	52,276
CoBiz Financial, Inc.	†	1,063	5,581
Colonial BancGroup, Inc. (The)	†	5,643	5,079
Comerica, Inc.		5,587	102,298
Commerce Bancshares, Inc./Missouri		2,354	85,450
Community Bank System, Inc.	†	1,402	23,484
Community Trust Bancorp, Inc.	†	665	17,789
Cullen/Frost Bankers, Inc.		2,502	117,444
CVB Financial Corp.	†	4,084	27,077
East West Bancorp, Inc.		2,200	10,054
Eastern Virginia Bankshares, Inc.		700	5,873
Fidelity Southern Corp.		1,393	3,483
Fifth Third Bancorp	†	18,284	53,389
Financial Institutions, Inc.	†	749	5,707
First BanCorp. (Puerto Rico)	†	3,246	13,828
First Bancorp/North Carolina		643	7,697
First Busey Corp.	†	2,407	18,678
First Citizens BancShares, Inc./ North Carolina, Class A	†	254	33,477
First Commonwealth Financial Corp.		2,619	23,231
First Financial Bancorp	†	1,895	18,059
First Financial Bankshares, Inc.	†	333	16,041
First Horizon National Corp.		7,846	84,264
First Merchants Corp.		874	9,430
First Midwest Bancorp, Inc./Illinois	†	2,002	17,197
First of Long Island Corp. (The)		986	19,907
FirstMerit Corp.	†	3,895	70,889
FNB Corp./Pennsylvania	†	3,344	25,649
Frontier Financial Corp.	†	2,254	2,479
Fulton Financial Corp.	†	6,533	43,314
Glacier Bancorp, Inc.	†	1,771	27,822
Guaranty Bancorp	*	5,300	9,275
Hancock Holding Co.	†	1,041	32,563
Hanmi Financial Corp.	†	3,600	4,680
Harleysville National Corp.	†	1,599	9,690
Heritage Financial Corp./Washington		332	3,469
Home Bancshares, Inc./Arkansas		1,064	21,248
Huntington Bancshares, Inc./Ohio	†	13,268	22,025
IBERIABANK Corp.	†	966	44,378
Independent Bank Corp./Massachusetts		874	12,892
Independent Bank Corp./Michigan	†	2,079	4,865
Integra Bank Corp.		848	1,603
International Bancshares Corp.	†	3,248	25,334
Irwin Financial Corp.	*†	1,296	2,527
KeyCorp		18,968	149,278
M&T Bank Corp.	†	3,070	138,887
Marshall & Ilsley Corp.	†	8,572	48,260
MB Financial, Inc.	†	931	12,662
Merchants Bancshares, Inc.		571	$10,564
Midsouth Bancorp, Inc.		522	5,345
MidWestOne Financial Group, Inc.		552	5,147
National Penn Bancshares, Inc.	†	2,758	22,891
NBT Bancorp, Inc.	†	1,000	21,640
Northern States Financial Corp.		772	5,751
Old National Bancorp/Indiana		3,552	39,676
Pacific Capital Bancorp		1,724	11,672
Pacific Premier Bancorp, Inc.	*	976	4,197
PacWest Bancorp		894	12,811
Park National Corp.	†	728	40,586
Peoples Bancorp, Inc./Ohio	†	814	10,566
Peoples Financial Corp./Mississippi		883	14,283
Pinnacle Financial Partners, Inc.	*†	1,818	43,105
PNC Financial Services Group, Inc.		15,501	454,024
Popular, Inc. (Puerto Rico)	†	10,296	22,445
PrivateBancorp, Inc.	†	1,200	17,352
Prosperity Bancshares, Inc.	†	2,300	62,905
Provident Bankshares Corp.	†	1,369	9,651
Regions Financial Corp.	†	28,179	120,043
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	29,928
Royal Bancshares of Pennsylvania, Inc., Class A		882	1,852
S&T Bancorp, Inc.	†	955	20,256
Sandy Spring Bancorp, Inc.	†	344	3,839
Santander BanCorp (Puerto Rico)	†	1,280	10,086
Shore Bancshares, Inc.	†	826	13,836
Signature Bank/New York	*	1,900	53,637
Simmons First National Corp., Class A		911	22,948
South Financial Group, Inc. (The)	†	2,799	3,079
Sterling Bancorp/New York	†	1,476	14,612
Sterling Bancshares, Inc./Texas	†	2,422	15,840
Sterling Financial Corp./Washington	†	2,577	5,334
Suffolk Bancorp	†	1,100	28,589
SunTrust Banks, Inc.		13,365	156,905
Superior Bancorp	*	223	892
Susquehanna Bancshares, Inc.	†	2,932	27,356
SVB Financial Group	*†	1,437	28,754
Synovus Financial Corp.		10,920	35,490
TCF Financial Corp.	†	6,104	71,783
Tompkins Financial Corp.	†	665	28,595
TowneBank/Virginia	†	1,406	22,960
Trustmark Corp.	†	2,435	44,755
U.S. Bancorp		67,433	985,196
UCBH Holdings, Inc.	†	3,652	5,515
UMB Financial Corp.	†	1,211	51,455
Umpqua Holdings Corp.	†	1,151	10,428
United Bankshares, Inc.	†	2,134	36,790
United Community Banks, Inc./Georgia	†	2,238	9,310
Valley National Bancorp	†	5,679	70,249
W Holding Co., Inc. (Puerto Rico)	†	161	1,464
Washington Trust Bancorp, Inc.	†	500	8,125
Webster Financial Corp.	†	2,393	10,170
Wells Fargo & Co.		156,183	2,224,046
WesBanco, Inc.	†	1,699	38,788
Westamerica Bancorporation	†	1,628	74,172
Western Alliance Bancorp	*†	1,400	6,384
Whitney Holding Corp./Louisiana		2,371	27,148

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wilmington Trust Corp.		3,204	$31,047
Wintrust Financial Corp.	†	1,017	12,509
Zions Bancorporation	†	4,153	40,824
			7,549,785
Commercial Services & Supplies—0.7%
ABM Industries, Inc.	†	2,291	37,572
ACCO Brands Corp.	*†	1,319	1,293
APAC Customer Services, Inc.	*	1,972	6,705
ATC Technology Corp.	*	603	6,754
Avery Dennison Corp.		3,924	87,662
Bowne & Co., Inc.		1,593	5,114
Brink’s Co. (The)		2,084	55,143
Cenveo, Inc.	*†	2,792	9,074
Cintas Corp.		5,365	132,623
Clean Harbors, Inc.	*	1,207	57,936
Comfort Systems USA, Inc.	†	2,179	22,596
Consolidated Graphics, Inc.	*†	776	9,871
Copart, Inc.	*†	3,582	106,242
Corrections Corp. of America	*†	5,700	73,017
Courier Corp.	†	424	6,432
Covanta Holding Corp.	*†	4,185	54,782
Deluxe Corp.		2,098	20,204
EnergySolutions, Inc.		4,049	35,024
Ennis, Inc.		695	6,158
G&K Services, Inc., Class A	†	1,008	19,061
Geo Group, Inc. (The)	*	2,456	32,542
Healthcare Services Group, Inc.	†	3,735	55,913
Herman Miller, Inc.		3,155	33,632
HNI Corp.		2,512	26,125
Interface, Inc., Class A		3,357	10,037
Iron Mountain, Inc.	*†	7,146	158,427
Kimball International, Inc., Class B		1,500	9,840
Knoll, Inc.		2,701	16,557
M&F Worldwide Corp.	*†	780	9,134
McGrath Rentcorp	†	916	14,436
Mine Safety Appliances Co.	†	1,444	28,909
Mobile Mini, Inc.	*†	2,000	23,040
Nashua Corp.	*	1,541	1,541
Perma-Fix Environmental Services, Inc.	*	5,502	10,729
Pitney Bowes, Inc.		9,192	214,633
R.R. Donnelley & Sons Co.		8,887	65,142
Republic Services, Inc.		13,363	229,175
Rollins, Inc.		991	16,996
Standard Register Co. (The)	†	1,650	7,557
Steelcase, Inc., Class A	†	1,992	9,980
Stericycle, Inc.	*†	3,138	149,777
Sykes Enterprises, Inc.	*	1,423	23,664
Tetra Tech, Inc.	*†	2,114	43,083
TRC Cos., Inc.	*	327	785
United Stationers, Inc.	*†	1,278	35,886
Viad Corp.		937	13,230
Virco Mfg. Corp.		799	2,301
Waste Connections, Inc.	*	2,362	60,703
Waste Management, Inc.		19,617	502,195
			2,559,232
Communications Equipment—2.6%
3Com Corp.	*	14,501	44,808
ADC Telecommunications, Inc.	*†	4,773	20,953
Adtran, Inc.	†	3,197	51,823
Alliance Fiber Optic Products, Inc.	*	4,817	3,324
AltiGen Communications, Inc.	*	4,109	3,082
Anaren, Inc.	*†	813	$8,894
Arris Group, Inc.	*†	3,613	26,628
Avanex Corp.	*†	335	586
Avocent Corp.	*†	2,007	24,365
Bel Fuse, Inc., Class A		545	6,774
Black Box Corp.		865	20,423
Blonder Tongue Laboratories, Inc.	*	2,285	2,079
Blue Coat Systems, Inc.	*†	1,072	12,875
Brocade Communications Systems, Inc.	*	14,008	48,328
Ciena Corp.	*†	5,950	46,291
Cisco Systems, Inc.	*	232,898	3,905,699
CommScope, Inc.	*	2,812	31,944
Comtech Telecommunications Corp.	*	1,350	33,439
Corning, Inc.		60,152	798,217
Digi International, Inc.	*†	1,976	15,156
Ditech Networks, Inc.	*	1,360	1,401
EchoStar Corp., Class A	*†	1,877	27,836
EMS Technologies, Inc.	*†	960	16,762
Emulex Corp.	*	3,408	17,142
EndWave Corp.	*	911	1,785
Extreme Networks, Inc.	*	4,491	6,826
F5 Networks, Inc.	*†	2,664	55,811
Finisar Corp.	*	6,855	3,016
Harmonic, Inc.	*	2,820	18,330
Harris Corp.		6,090	176,245
Harris Stratex Networks, Inc., Class A	*†	670	2,579
Infinera Corp.	*†	4,191	31,013
Integrated Telecom Express, Inc.	*‡δ	1,103	—
InterDigital, Inc.	*	2,803	72,373
Ixia	*	2,330	12,046
JDS Uniphase Corp.	*	7,444	24,193
Juniper Networks, Inc.	*	21,310	320,929
KVH Industries, Inc.	*	375	1,860
Motorola, Inc.		84,429	357,135
MRV Communications, Inc.	*	4,567	1,416
NETGEAR, Inc.	*	1,206	14,532
Network Engines, Inc.	*	1,329	691
Numerex Corp., Class A	*†	1,800	6,408
Oplink Communications, Inc.	*†	758	5,837
Optelecom-NKF, Inc.	*	819	2,580
Optical Cable Corp.	*	240	574
Palm, Inc.	*†	4,574	39,428
Parkervision, Inc.	*†	1,052	1,778
Performance Technologies, Inc.	*	793	2,054
Plantronics, Inc.		1,826	22,040
Polycom, Inc.	*†	4,177	64,284
Powerwave Technologies, Inc.	*	2,434	1,446
Proxim Wireless Corp.	*	2,197	373
QUALCOMM, Inc.		64,422	2,506,660
SCM Microsystems, Inc.	*	1,494	3,810
SeaChange International, Inc.	*	958	5,480
Sonus Networks, Inc.	*	10,700	16,799
Superior TeleCom, Inc.	*‡δ	2,013	—
Sycamore Networks, Inc.	*	9,917	26,478
Tekelec	*	2,569	33,988
Tellabs, Inc.	*	19,143	87,675
Tollgrade Communications, Inc.	*	601	3,486
Utstarcom, Inc.	*	4,555	3,553
Verso Technologies, Inc.	*δ	1	—
Viasat, Inc.	*†	1,190	24,776
Westell Technologies, Inc., Class A	*	1,821	510
			9,129,626

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Computers & Peripherals—4.3%
Adaptec, Inc.	*	3,850	$9,240
Apple, Inc.	*	34,969	3,675,941
Avid Technology, Inc.	*	1,448	13,235
Concurrent Computer Corp.	*	190	688
Cray, Inc.	*	714	2,499
Dataram Corp.	*	1,175	1,480
Dell, Inc.	*	70,097	664,520
Diebold, Inc.		3,079	65,737
Dot Hill Systems Corp.	*	1,396	824
Electronics for Imaging, Inc.	*	2,638	25,852
EMC Corp.	*	81,857	933,170
Hewlett-Packard Co.		96,981	3,109,211
Hutchinson Technology, Inc.	*†	1,149	2,987
Hypercom Corp.	*†	1,992	1,912
iGO, Inc.	*	674	377
Imation Corp.	†	1,564	11,965
InFocus Corp.	*	1,636	980
Intermec, Inc.	*†	2,374	24,690
International Business Machines Corp.		53,297	5,163,946
Lexmark International, Inc., Class A	*	4,019	67,801
NCR Corp.	*	7,848	62,392
NetApp, Inc.	*	14,316	212,449
Novatel Wireless, Inc.	*†	1,358	7,632
Overland Storage, Inc.	*	481	144
Presstek, Inc.	*	945	1,956
QLogic Corp.	*	7,842	87,203
Quantum Corp.	*	6,681	4,476
Rackable Systems, Inc.	*	1,843	7,483
SanDisk Corp.	*	8,969	113,458
Seagate Technology (Cayman Islands)		20,081	120,687
STEC, Inc.	*	1,055	7,775
Stratasys, Inc.	*	1,782	14,737
Sun Microsystems, Inc.	*	33,887	248,053
Synaptics, Inc.	*†	1,586	42,441
Teradata Corp.	*	7,848	127,295
TransAct Technologies, Inc.	*	888	2,300
Western Digital Corp.	*	8,154	157,698
Zoom Technologies, Inc.	*†	542	753
			14,995,987
Construction & Engineering—0.3%
Aecom Technology Corp.	*	3,236	84,395
Dycom Industries, Inc.	*	2,076	12,020
EMCOR Group, Inc.	*	2,908	49,930
Fluor Corp.		6,810	235,285
Furmanite Corp.	*	1,100	3,421
Granite Construction, Inc.	†	1,889	70,800
Insituform Technologies, Inc., Class A	*†	1,223	19,128
Jacobs Engineering Group, Inc.	*	4,968	192,063
KBR, Inc.		6,464	89,268
Layne Christensen Co.	*†	510	8,196
MasTec, Inc.	*	2,049	24,772
Perini Corp.	*†	960	11,808
Quanta Services, Inc.	*	8,861	190,068
Shaw Group, Inc. (The)	*	2,182	59,809
URS Corp.	*	2,934	118,563
			1,169,526
Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	50,513
Headwaters, Inc.	*†	2,095	6,578
Martin Marietta Materials, Inc.		1,737	$137,744
Texas Industries, Inc.	†	1,116	27,900
Vulcan Materials Co.	†	3,605	159,666
			382,401
Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.	†	3,279	5,542
Advanta Corp., Class B	†	1,050	693
American Express Co.		40,021	545,486
AmeriCredit Corp.	*†	6,437	37,721
Capital One Financial Corp.		14,568	178,312
Cash America International, Inc.		685	10,727
CompuCredit Corp.	*†	83	203
Discover Financial Services		17,027	107,440
Ezcorp, Inc., Class A	*†	2,031	23,499
First Marblehead Corp. (The)	*†	2,764	3,566
Nelnet, Inc., Class A	*	481	4,252
Rewards Network, Inc.	*	1,127	3,944
SLM Corp.	*†	20,100	99,495
Student Loan Corp. (The)	†	207	8,992
World Acceptance Corp.	*†	639	10,927
			1,040,799
Containers & Packaging—0.3%
AEP Industries, Inc.	*†	372	5,681
AptarGroup, Inc.		3,130	97,468
Ball Corp.		4,676	202,938
Bemis Co., Inc.		4,410	92,478
Caraustar Industries, Inc.	*	1,610	225
Crown Holdings, Inc.	*	6,844	155,564
Greif, Inc., Class A	†	852	28,363
Myers Industries, Inc.		1,716	10,536
Owens-Illinois, Inc.	*	6,064	87,564
Packaging Corp. of America		4,339	56,494
Pactiv Corp.	*	6,523	95,171
Rock-Tenn Co., Class A		1,450	39,223
Sealed Air Corp.	†	7,054	97,345
Silgan Holdings, Inc.		454	23,853
Sonoco Products Co.		3,353	70,346
Temple-Inland, Inc.	†	4,506	24,197
			1,087,446
Distributors—0.1%
Audiovox Corp., Class A	*	1,218	4,178
Genuine Parts Co.		5,750	171,695
LKQ Corp.	*†	7,000	99,890
			275,763
Diversified Consumer Services—0.5%
American Public Education, Inc.	*	698	29,358
Apollo Group, Inc., Class A	*	5,517	432,147
Brink’s Home Security Holdings, Inc.	*	2,084	47,099
Career Education Corp.	*	4,167	99,841
Coinstar, Inc.	*†	1,075	35,217
Corinthian Colleges, Inc.	*†	3,624	70,487
DeVry, Inc.		2,980	143,577
H&R Block, Inc.		11,402	207,402
Hillenbrand, Inc.	†	1,576	25,232
ITT Educational Services, Inc.	*†	1,873	227,420
Jackson Hewitt Tax Service, Inc.	†	1,779	9,286
Learning Tree International, Inc.	*	766	6,488

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Matthews International Corp., Class A		1,052	$30,308
Pre-Paid Legal Services, Inc.	*†	779	22,614
Princeton Review, Inc.	*	818	3,558
Regis Corp.		1,818	26,270
Service Corp. International		11,775	41,095
Sotheby’s	†	2,623	23,607
Steiner Leisure Ltd. (Bahamas)	*†	1,503	36,688
Stewart Enterprises, Inc., Class A	†	4,115	13,333
Strayer Education, Inc.	†	551	99,108
Universal Technical Institute, Inc.	*†	418	5,016
Weight Watchers International, Inc.	†	1,826	33,872
			1,669,023
Diversified Financial Services—2.3%
Ampal-American Israel Corp., Class A (Israel)	*	1,391	2,379
Bank of America Corp.		246,842	1,683,462
CIT Group, Inc.	†	8,482	24,174
Citigroup, Inc.	†	212,050	536,487
CME Group, Inc.		2,822	695,313
Financial Federal Corp.	†	1,513	32,045
Interactive Brokers Group, Inc., Class A	*†	1,570	25,324
IntercontinentalExchange, Inc.	*	2,676	199,282
JPMorgan Chase & Co.		146,790	3,901,678
KKR Financial Holdings LLC		3,941	3,507
Leucadia National Corp.	*	6,084	90,591
Medallion Financial Corp.		958	7,099
Moody’s Corp.		9,284	212,789
MSCI, Inc., Class A	*	1,600	27,056
NASDAQ OMX Group, Inc. (The)	*†	5,431	106,339
NYSE Euronext		8,767	156,929
PHH Corp.	*†	2,212	31,079
Pico Holdings, Inc.	*	1,150	34,580
Portfolio Recovery Associates, Inc.	*†	504	13,527
Resource America, Inc., Class A		1,287	5,135
			7,788,775
Diversified Telecommunication Services—3.0%
8x8, Inc.	*†	3,048	1,768
Alaska Communications Systems Group, Inc.		2,850	19,095
AT&T, Inc.		233,709	5,889,467
CenturyTel, Inc.	†	4,084	114,842
Cincinnati Bell, Inc.	*	9,266	21,312
Cogent Communications Group, Inc.	*†	2,886	20,779
D&E Communications, Inc.		1,712	9,193
Embarq Corp.		5,950	225,208
Fairpoint Communications, Inc.		4,830	3,767
Frontier Communications Corp.		12,478	89,592
General Communication, Inc., Class A	*	2,516	16,807
HickoryTech Corp.		651	3,502
IDT Corp., Class B	*†	1,600	1,856
Iowa Telecommunications Services, Inc.	†	2,702	30,965
Level 3 Communications, Inc.	*†	41,949	38,593
NTELOS Holdings Corp.		2,700	48,978
PAETEC Holding Corp.	*†	5,459	$7,861
Premiere Global Services, Inc.	*	2,174	19,175
Qwest Communications International, Inc.	†	62,767	214,663
Shenandoah Telecommunications Co.		1,200	27,360
SureWest Communications		184	1,435
tw telecom Inc.	*†	1,928	16,870
Verizon Communications, Inc.		112,028	3,383,246
Windstream Corp.		15,208	122,576
XETA Technologies, Inc.	*	1,946	3,269
			10,332,179
Electric Utilities—2.1%
Allegheny Energy, Inc.		5,273	122,175
Allete, Inc.	†	1,243	33,176
American Electric Power Co., Inc.		16,393	414,087
Brookfield Infrastructure Partners LP		1,740	23,003
Central Vermont Public Service Corp.		540	9,342
Cleco Corp.	†	2,109	45,744
DPL, Inc.		5,037	113,534
Duke Energy Corp.		47,382	678,510
Edison International		12,022	346,354
El Paso Electric Co.	*†	1,748	24,629
Empire District Electric Co. (The)	†	1,197	17,285
Entergy Corp.		8,044	547,716
Exelon Corp.	†	26,142	1,186,585
FirstEnergy Corp.		12,533	483,774
FPL Group, Inc.	†	14,666	744,006
Great Plains Energy, Inc.		3,450	46,471
Hawaiian Electric Industries, Inc.	†	3,066	42,127
IDACORP, Inc.	†	1,515	35,390
ITC Holdings Corp.	†	1,539	67,131
MGE Energy, Inc.		1,559	48,906
Northeast Utilities		5,201	112,290
NV Energy, Inc.		7,959	74,735
Pepco Holdings, Inc.		7,066	88,184
Pinnacle West Capital Corp.		3,789	100,636
Portland General Electric Co.		1,100	19,349
PPL Corp.		14,691	421,779
Progress Energy, Inc.		10,169	368,728
Southern Co.		30,082	921,111
UIL Holdings Corp.	†	1,496	33,391
Unisource Energy Corp.	†	1,571	44,286
Unitil Corp.	†	420	8,434
Westar Energy, Inc.		4,032	70,681
			7,293,549
Electrical Equipment—0.7%
A.O. Smith Corp.	†	1,341	33,766
Active Power, Inc.	*†	1,093	656
Acuity Brands, Inc.	†	1,873	42,217
American Superconductor Corp.	*†	1,147	19,855
AMETEK, Inc.	†	4,234	132,397
AZZ, Inc.	*†	1,582	41,749
Baldor Electric Co.	†	2,620	37,964
Belden, Inc.		1,894	23,694
Brady Corp., Class A		2,402	42,347
C&D Technologies, Inc.	*	1,159	2,144
Capstone Turbine Corp.	*†	2,450	1,764
Cooper Industries Ltd., Class A		7,946	205,484
Emerson Electric Co.		31,480	899,698

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Encore Wire Corp.	†	1,400	$30,002
Energy Conversion Devices, Inc.	*†	781	10,364
Evergreen Solar, Inc.	*†	6,400	13,632
First Solar, Inc.	*†	1,743	231,296
Franklin Electric Co., Inc.		902	19,961
FuelCell Energy, Inc.	*	1,938	4,651
General Cable Corp.	*	3,772	74,761
GrafTech International Ltd.	*	3,487	21,480
Hubbell, Inc., Class B	†	2,078	56,023
II-VI, Inc.	*	682	11,717
LSI Industries, Inc.		1,083	5,599
Magnetek, Inc.	*	1,406	2,531
Medis Technologies Ltd.	*	704	310
Orbit International Corp.	*	2,812	7,143
Plug Power, Inc.	*	2,704	2,352
Powell Industries, Inc.	*†	1,045	36,899
Power-One, Inc.	*†	3,459	3,044
Regal-Beloit Corp.	†	1,272	38,974
Rockwell Automation, Inc.		6,047	132,066
Roper Industries, Inc.		2,980	126,501
Servotronics, Inc.	*	705	5,640
Spire Corp.	*†	2,500	11,825
SunPower Corp., Class A	*†	2,322	55,217
SunPower Corp., Class B	*†	1,337	26,473
Tech/Ops Sevcon, Inc.		719	971
Thomas & Betts Corp.	*	2,428	60,749
Ultralife Corp.	*	416	3,216
Universal Security Instruments, Inc.	*	1,866	7,109
Valence Technology, Inc.	*	6,972	14,850
Vicor Corp.		1,380	6,748
Woodward Governor Co.		2,448	27,369
			2,533,208
Electronic Equipment, Instruments & Components—0.6%
Agilent Technologies, Inc.	*	13,665	210,031
Agilysys, Inc.		1,335	5,740
American Technology Corp.	*†	3,686	2,728
Amphenol Corp., Class A		7,376	210,142
Anixter International, Inc.	*	1,723	54,585
Arrow Electronics, Inc.	*	4,585	87,390
Avnet, Inc.	*	5,129	89,809
AVX Corp.	†	2,270	20,612
Benchmark Electronics, Inc.	*	2,520	28,224
Brightpoint, Inc.	*†	2,358	10,092
CalAmp Corp.	*	550	302
Checkpoint Systems, Inc.	*	1,441	12,926
Cognex Corp.	†	2,023	27,007
Coherent, Inc.	*†	1,348	23,253
CTS Corp.	†	1,580	5,704
Daktronics, Inc.	†	927	6,072
Dolby Laboratories, Inc., Class A	*†	1,370	46,731
DTS, Inc.	*†	755	18,165
Echelon Corp.	*†	1,769	14,311
Electro Rent Corp.		950	9,158
Electro Scientific Industries, Inc.	*	1,421	8,412
Electro-Sensors, Inc.		2,581	5,343
FARO Technologies, Inc.	*	453	6,088
FLIR Systems, Inc.	*	5,608	114,852
Frequency Electronics, Inc.	*	821	2,726
Gerber Scientific, Inc.	*	1,608	3,843
ID Systems, Inc.	*	2,016	8,185
Ingram Micro, Inc., Class A	*	6,500	82,160
Insight Enterprises, Inc.	*†	2,054	$6,285
Iteris, Inc.	*	4,263	5,585
Itron, Inc.	*†	955	45,219
Jabil Circuit, Inc.		8,287	46,076
L-1 Identity Solutions, Inc.	*	1,637	8,365
Lightpath Technologies, Inc., Class A	*	1,526	870
Littelfuse, Inc.	*	909	9,990
Maxwell Technologies, Inc.	*	370	2,571
Mechanical Technology, Inc.	*	119	109
Mercury Computer Systems, Inc.	*	963	5,325
Merix Corp.	*	674	189
Mesa Laboratories, Inc.		1,200	19,200
Methode Electronics, Inc.		1,383	4,951
Mettler-Toledo International, Inc. (Switzerland)	*†	913	46,864
Molex, Inc.	†	5,599	76,930
MTS Systems Corp.		1,342	30,530
National Instruments Corp.	†	3,414	63,671
Newport Corp.	*	1,614	7,134
NU Horizons Electronics Corp.	*	1,207	2,414
OI Corp.		1,600	12,992
OSI Systems, Inc.	*	867	13,230
Park Electrochemical Corp.		1,086	18,766
PC Connection, Inc.	*	854	3,245
Planar Systems, Inc.	*	785	534
Plexus Corp.	*	1,884	26,037
Radisys Corp.	*†	961	5,824
Research Frontiers, Inc.	*	752	3,376
Rofin-Sinar Technologies, Inc.	*†	2,200	35,464
Rogers Corp.	*†	803	15,161
Sanmina-SCI Corp.	*	21,464	6,547
ScanSource, Inc.	*†	1,126	20,921
Sigmatron International, Inc.	*	282	465
Spectrum Control, Inc.	*	1,195	8,401
SYNNEX Corp.	*†	104	2,046
Tech Data Corp.	*	2,057	44,801
Technitrol, Inc.	†	1,866	3,191
Trans-Lux Corp.	*	866	191
Trimble Navigation Ltd.	*†	4,318	65,979
TTM Technologies, Inc.	*	1,639	9,506
Tyco Electronics Ltd. (Bermuda)		19,745	217,985
Universal Display Corp.	*	1,350	12,379
Vishay Intertechnology, Inc.	*	6,172	21,479
X-Rite, Inc.	*†	1,890	1,966
Zygo Corp.	*	967	4,439
			2,051,794
Energy Equipment & Services—1.6%
Atwood Oceanics, Inc.	*†	3,324	55,145
Baker Hughes, Inc.		13,058	372,806
Basic Energy Services, Inc.	*†	1,600	10,352
BJ Services Co.		11,495	114,375
Bristow Group, Inc.	*†	982	21,044
Cal Dive International, Inc.	*	4,816	32,604
Cameron International Corp.	*	8,254	181,010
CARBO Ceramics, Inc.	†	1,137	32,336
Complete Production Services, Inc.	*†	1,200	3,696
Dawson Geophysical Co.	*	924	12,474
Diamond Offshore Drilling, Inc.	†	2,694	169,345
Dresser-Rand Group, Inc.	*	2,924	64,620
Dril-Quip, Inc.	*†	1,976	60,663
ENSCO International, Inc.		5,080	134,112
Exterran Holdings, Inc.	*	2,465	39,489

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
FMC Technologies, Inc.	*	5,390	$169,084
Global Industries Ltd.	*†	2,539	9,750
Gulfmark Offshore, Inc.	*	1,000	23,860
Halliburton Co.		34,838	538,944
Helix Energy Solutions Group, Inc.	*†	3,853	19,804
Helmerich & Payne, Inc.	†	3,926	89,395
Hercules Offshore, Inc.	*†	5,226	8,257
Hornbeck Offshore Services, Inc.	*†	1,800	27,432
ION Geophysical Corp.	*†	2,427	3,786
Key Energy Services, Inc.	*	5,220	15,034
Lufkin Industries, Inc.		1,000	37,880
Matrix Service Co.	*	468	3,847
Mitcham Industries, Inc.	*	1,100	4,191
Nabors Industries Ltd. (Bermuda)	*	10,988	109,770
NATCO Group, Inc., Class A	*†	900	17,037
National Oilwell Varco, Inc.	*	16,317	468,461
Newpark Resources, Inc.	*	3,484	8,815
Oceaneering International, Inc.	*	2,232	82,294
Oil States International, Inc.	*	2,026	27,189
OYO Geospace Corp.	*†	550	7,183
Parker Drilling Co.	*	3,755	6,909
Patterson-UTI Energy, Inc.	†	6,712	60,140
PHI, Inc.	*	774	7,725
Pioneer Drilling Co.	*	2,700	8,856
Pride International, Inc.	*†	5,416	97,380
Rowan Cos., Inc.	†	3,918	46,899
Schlumberger Ltd.		46,534	1,890,211
SEACOR Holdings, Inc.	*†	713	41,575
Smith International, Inc.		8,871	190,549
Superior Energy Services, Inc.	*	2,900	37,381
T-3 Energy Services, Inc.	*	972	11,450
Tesco Corp. (Canada)	*	3,185	24,907
Tetra Technologies, Inc.	*†	2,352	7,644
Tidewater, Inc.	†	2,430	90,226
Unit Corp.	*	1,702	35,606
			5,533,542
Food & Staples Retailing—3.0%
Andersons, Inc. (The)		700	9,898
Arden Group, Inc., Class A	†	260	30,378
BJ’s Wholesale Club, Inc.	*	2,859	91,459
Casey’s General Stores, Inc.		1,608	42,869
Costco Wholesale Corp.		17,704	820,049
CVS Caremark Corp.		55,435	1,523,908
Great Atlantic & Pacific Tea Co.	*†	123	653
Kroger Co. (The)		23,489	498,437
Nash Finch Co.		674	18,933
Nyer Medical Group, Inc.	*	2,532	1,975
Pantry, Inc. (The)	*	1,200	21,132
Rite Aid Corp.	*	25,982	9,354
Ruddick Corp.	†	1,967	44,159
Safeway, Inc.		16,176	326,594
SUPERVALU, Inc.		8,154	116,439
Sysco Corp.		24,091	549,275
United Natural Foods, Inc.	*†	1,912	36,271
Walgreen Co.		39,098	1,014,984
Wal-Mart Stores, Inc.		95,214	4,960,649
Weis Markets, Inc.	†	382	11,857
Whole Foods Market, Inc.	†	5,036	84,605
Winn-Dixie Stores, Inc.	*†	3,309	31,634
			10,245,512
Food Products—1.7%
American Italian Pasta Co., Class A	*	969	$33,731
Archer-Daniels-Midland Co.		23,265	646,302
Bridgford Foods Corp.	*	559	2,082
Bunge Ltd.		4,700	266,255
Campbell Soup Co.		9,126	249,687
Chiquita Brands International, Inc.	*†	2,150	14,254
ConAgra Foods, Inc.		17,187	289,945
Corn Products International, Inc.		3,164	67,077
Darling International, Inc.	*	3,150	11,686
Dean Foods Co.	*	6,281	113,560
Del Monte Foods Co.		8,204	59,807
Farmer Bros. Co.	†	930	16,554
Flowers Foods, Inc.	†	4,140	97,207
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	567	9,310
General Mills, Inc.		12,527	624,847
Green Mountain Coffee Roasters, Inc.	*†	1,500	72,000
Griffin Land & Nurseries, Inc.		650	22,750
H.J. Heinz Co.		11,592	383,232
Hain Celestial Group, Inc. (The)	*†	1,426	20,306
Hershey Co. (The)		6,420	223,095
Hormel Foods Corp.		3,195	101,313
Inventure Group, Inc. (The)	*	5,272	7,223
J&J Snack Foods Corp.		761	26,323
J.M. Smucker Co. (The)		4,592	171,144
Kellogg Co.		9,479	347,216
Kraft Foods, Inc., Class A		51,988	1,158,813
Lancaster Colony Corp.	†	1,389	57,616
Lance, Inc.		1,370	28,523
McCormick & Co., Inc.		4,101	121,267
Ralcorp Holdings, Inc.	*	2,312	124,571
Sanderson Farms, Inc.	†	864	32,443
Sara Lee Corp.		29,377	237,366
Smithfield Foods, Inc.	*†	4,682	44,292
Tootsie Roll Industries, Inc.	†	607	13,177
TreeHouse Foods, Inc.	*†	1,256	36,160
Tyson Foods, Inc., Class A		10,231	96,069
			5,827,203
Gas Utilities—0.4%
AGL Resources, Inc.		2,166	57,464
Atmos Energy Corp.		2,732	63,164
Chesapeake Utilities Corp.		949	28,926
Delta Natural Gas Co., Inc.		380	8,136
Energen Corp.	†	2,644	77,020
EQT Corp.		5,288	165,673
Laclede Group, Inc. (The)		1,025	39,954
National Fuel Gas Co.		3,639	111,608
New Jersey Resources Corp.	†	1,681	57,120
Nicor, Inc.		1,828	60,744
Northwest Natural Gas Co.	†	1,183	51,366
Oneok, Inc.		3,908	88,438
Piedmont Natural Gas Co., Inc.	†	2,740	70,939
Questar Corp.		7,412	218,135
South Jersey Industries, Inc.		2,014	70,490
Southwest Gas Corp.	†	1,252	26,380
UGI Corp.		2,720	64,219
WGL Holdings, Inc.		2,315	75,932
			1,335,708

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—2.4%
Abaxis, Inc.	*†	749	$12,913
ABIOMED, Inc.	*†	886	4,341
Align Technology, Inc.	*†	2,449	19,421
American Medical Systems Holdings, Inc.	*	3,000	33,450
Analogic Corp.	†	593	18,988
Baxter International, Inc.		25,124	1,286,851
Beckman Coulter, Inc.	†	2,512	128,137
Becton Dickinson and Co.		8,917	599,579
Biolase Technology, Inc.	*	765	685
Boston Scientific Corp.	*	53,540	425,643
C.R. Bard, Inc.		3,904	311,227
Cerus Corp.	*†	1,010	687
Clarient, Inc.	*†	3,308	7,443
Conceptus, Inc.	*†	1,047	12,302
Conmed Corp.	*	1,362	19,626
Cooper Cos., Inc. (The)	†	1,627	43,018
Covidien Ltd. (Bermuda)		19,745	656,324
CryoLife, Inc.	*	937	4,854
Cyberonics, Inc.	*	956	12,686
DENTSPLY International, Inc.	†	5,668	152,186
Edwards Lifesciences Corp.	*	2,575	156,122
ev3, Inc.	*†	785	5,573
Gen-Probe, Inc.	*†	1,849	84,277
Greatbatch, Inc.	*†	942	18,228
Haemonetics Corp.	*	1,157	63,728
HealthTronics, Inc.	*	2,529	3,439
Hill-Rom Holdings, Inc.	†	1,576	15,587
Hologic, Inc.	*†	9,792	128,177
Hospira, Inc.	*	6,367	196,486
ICU Medical, Inc.	*	605	19,433
Idexx Laboratories, Inc.	*†	3,136	108,443
Immucor, Inc.	*†	1,828	45,974
Integra LifeSciences Holdings Corp.	*†	1,190	29,429
Intuitive Surgical, Inc.	*†	1,610	153,530
Invacare Corp.	†	1,333	21,368
Inverness Medical Innovations, Inc.	*†	3,011	80,183
Kensey Nash Corp.	*	866	18,420
Kinetic Concepts, Inc.	*†	2,200	46,464
Masimo Corp.	*†	1,500	43,470
Medtronic, Inc.		43,480	1,281,356
Meridian Bioscience, Inc.	†	1,158	20,983
Merit Medical Systems, Inc.	*	2,519	30,757
NuVasive, Inc.	*†	2,111	66,243
OraSure Technologies, Inc.	*	1,687	4,268
Osteotech, Inc.	*	1,498	5,228
Palomar Medical Technologies, Inc.	*†	1,116	8,102
ResMed, Inc.	*	3,034	107,222
RTI Biologics, Inc.	*†	807	2,300
Somanetics Corp.	*	1,352	20,523
SonoSite, Inc.	*†	1,264	22,600
Spectranetics Corp.	*	1,045	2,644
St. Jude Medical, Inc.	*	14,024	509,492
Staar Surgical Co.	*†	848	848
STERIS Corp.		2,777	64,649
Stryker Corp.		12,435	423,287
SurModics, Inc.	*†	675	12,319
Synovis Life Technologies, Inc.	*	346	4,789
Teleflex, Inc.		1,322	51,677
Theragenics Corp.	*†	1,492	1,820
ThermoGenesis Corp.	*†	4,316	2,590
Thoratec Corp.	*†	2,306	59,241
Urologix, Inc.	*†	1,050	$400
Varian Medical Systems, Inc.	*	5,512	167,785
Volcano Corp.	*†	1,970	28,663
West Pharmaceutical Services, Inc.	†	1,704	55,908
Wright Medical Group, Inc.	*†	1,309	17,056
Young Innovations, Inc.		677	10,493
Zimmer Holdings, Inc.	*	8,609	314,228
Zoll Medical Corp.	*†	850	12,206
			8,298,369
Health Care Providers & Services—2.1%
Aetna, Inc.		18,064	439,497
Alliance HealthCare Services, Inc.	*†	1,429	9,717
Almost Family, Inc.	*	422	8,056
Amedisys, Inc.	*†	1,698	46,678
AMERIGROUP Corp.	*	1,950	53,703
AmerisourceBergen Corp.	†	5,774	188,579
AMN Healthcare Services, Inc.	*†	1,507	7,686
Amsurg Corp.	*	1,423	22,555
BioScrip, Inc.	*	1,095	2,562
Brookdale Senior Living, Inc.	†	2,200	11,110
Cardinal Health, Inc.		13,667	430,237
CardioNet, Inc.	*	1,151	32,297
Catalyst Health Solutions, Inc.	*	1,864	36,944
Centene Corp.	*	1,972	35,535
Chemed Corp.	†	1,162	45,202
Chindex International, Inc.	*†	822	4,085
CIGNA Corp.		10,791	189,814
Community Health Systems, Inc.	*	4,282	65,686
Coventry Health Care, Inc.	*	6,568	84,990
Cross Country Healthcare, Inc.	*	1,339	8,770
DaVita, Inc.	*	4,290	188,545
Express Scripts, Inc.	*	7,967	367,836
Gentiva Health Services, Inc.	*	1,474	22,405
Hanger Orthopedic Group, Inc.	*	1,083	14,350
Health Management Associates, Inc., Class A	*†	9,953	25,679
Health Net, Inc.	*	3,209	46,466
Healthspring, Inc.	*	2,400	20,088
Healthways, Inc.	*	1,362	11,945
Henry Schein, Inc.	*†	3,652	146,116
HMS Holdings Corp.	*†	1,410	46,389
Humana, Inc.	*	6,683	174,293
inVentiv Health, Inc.	*	2,100	17,136
Kindred Healthcare, Inc.	*	1,800	26,910
Laboratory Corp. of America Holdings	*	4,321	252,735
Landauer, Inc.	†	598	30,307
LCA-Vision, Inc.	†	616	1,793
LifePoint Hospitals, Inc.	*†	2,149	44,828
Lincare Holdings, Inc.	*†	2,129	46,412
Magellan Health Services, Inc.	*	1,400	51,016
McKesson Corp.		11,391	399,141
Medco Health Solutions, Inc.	*	20,234	836,474
Mednax, Inc.	*†	2,182	64,304
National Healthcare Corp.	†	431	17,305
National Research Corp.	†	1,250	31,050
NovaMed, Inc.	*	1,250	2,837
Odyssey HealthCare, Inc.	*	1,593	15,452
Omnicare, Inc.		4,277	104,744
Owens & Minor, Inc.	†	1,623	53,770
Patterson Cos., Inc.	*†	5,546	104,598
PDI, Inc.	*†	703	2,137
PharMerica Corp.	*†	1,365	22,714
PSS World Medical, Inc.	*†	3,574	51,287

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Psychemedics Corp.		302	$1,709
Psychiatric Solutions, Inc.	*†	2,662	41,873
Quest Diagnostics, Inc.		6,037	286,637
RehabCare Group, Inc.	*	739	12,888
Res-Care, Inc.	*	1,222	17,792
Sun Healthcare Group, Inc.	*	2,084	17,589
Sunrise Senior Living, Inc.	*	1,950	1,326
Tenet Healthcare Corp.	*	19,289	22,375
U.S. Physical Therapy, Inc.	*	1,300	12,584
United American Healthcare Corp.	*	4,251	6,334
UnitedHealth Group, Inc.		49,658	1,039,342
Universal American Corp.	*	1,812	15,348
Universal Health Services, Inc., Class B	†	1,233	47,273
VCA Antech, Inc.	*†	3,442	77,617
WellCare Health Plans, Inc.	*	1,500	16,875
WellPoint, Inc.	*	19,668	746,794
			7,329,121
Health Care Technology—0.1%
Allscripts-Misys Healthcare Solutions, Inc.	†	2,300	23,667
AMICAS, Inc.	*	1,846	3,747
Cerner Corp.	*†	3,044	133,845
Eclipsys Corp.	*	1,846	18,718
HLTH Corp.	*	5,456	56,470
IMS Health, Inc.		7,150	89,161
Mediware Information Systems, Inc.	*	1,088	4,570
Omnicell, Inc.	*†	783	6,123
Phase Forward, Inc.	*†	2,151	27,511
			363,812
Hotels, Restaurants & Leisure—1.7%
Ambassadors International, Inc.	*	523	204
Ameristar Casinos, Inc.		300	3,774
Bally Technologies, Inc.	*	1,971	36,306
Bob Evans Farms, Inc.	†	1,465	32,845
Boyd Gaming Corp.	†	2,619	9,769
Brinker International, Inc.	†	5,167	78,022
Buffalo Wild Wings, Inc.	*†	867	31,715
Burger King Holdings, Inc.	†	1,700	39,015
California Pizza Kitchen, Inc.	*†	1,455	19,031
Carnival Corp.		17,238	372,341
CEC Entertainment, Inc.	*	1,614	41,770
Cedar Fair, LP		2,300	21,367
Cheesecake Factory, Inc. (The)	*	3,444	39,434
Chipotle Mexican Grill, Inc., Class A	*†	1,386	92,003
Choice Hotels International, Inc.	†	1,616	41,725
Churchill Downs, Inc.		638	19,178
CKE Restaurants, Inc.		1,945	16,338
Cracker Barrel Old Country Store, Inc.	†	2,120	60,717
Darden Restaurants, Inc.		5,104	174,863
DineEquity, Inc.	†	1,079	12,797
Dover Downs Gaming & Entertainment, Inc.	†	1,710	5,250
Dover Motorsports, Inc.	†	1,645	3,043
Empire Resorts, Inc.	*†	582	448
Gaylord Entertainment Co.	*†	1,772	14,761
International Game Technology		13,402	123,566
International Speedway Corp., Class A		1,190	26,251
Interval Leisure Group, Inc.	*	1,886	$9,996
Isle of Capri Casinos, Inc.	*†	1,250	6,613
Jack in the Box, Inc.	*†	2,874	66,935
Krispy Kreme Doughnuts, Inc.	*	2,573	4,117
Landry’s Restaurants, Inc.		1,253	6,541
Las Vegas Sands Corp.	*†	12,301	37,026
Life Time Fitness, Inc.	*†	1,774	22,281
Marcus Corp.		1,505	12,793
Marriott International, Inc., Class A	†	13,654	223,379
MAXXAM, Inc.	*†	856	6,078
McDonald’s Corp.		44,517	2,429,293
MGM MIRAGE	*†	4,792	11,165
Morgans Hotel Group Co.	*†	2,300	7,153
Morton’s Restaurant Group, Inc.	*	2,200	5,874
Multimedia Games, Inc.	*	1,202	2,584
O’Charleys, Inc.	†	1,091	3,284
Orient-Express Hotels Ltd., Class A (Bermuda)	†	1,577	6,466
P.F. Chang’s China Bistro, Inc.	*†	1,089	24,916
Panera Bread Co., Class A	*	1,250	69,875
Papa John’s International, Inc.	*†	1,610	36,821
Peet’s Coffee & Tea, Inc.	*	637	13,772
Penn National Gaming, Inc.	*	2,586	62,452
Pinnacle Entertainment, Inc.	*†	1,629	11,468
Red Robin Gourmet Burgers, Inc.	*†	692	12,200
Royal Caribbean Cruises Ltd.	†	4,300	34,443
Ruby Tuesday, Inc.	*†	2,816	8,223
Scientific Games Corp., Class A	*†	2,517	30,481
Shuffle Master, Inc.	*	1,527	4,382
Six Flags, Inc.	*†	3,814	1,030
Sonic Corp.	*†	3,730	37,375
Speedway Motorsports, Inc.		149	1,761
Starbucks Corp.	*	29,904	332,233
Starwood Hotels & Resorts Worldwide, Inc.	†	7,939	100,825
Steak n Shake Co. (The)	*†	1,267	9,591
Texas Roadhouse, Inc., Class A	*	3,070	29,257
Vail Resorts, Inc.	*†	1,491	30,461
Wendy’s/Arby’s Group, Inc., Class A	†	25,109	126,298
WMS Industries, Inc.	*†	1,903	39,792
Wyndham Worldwide Corp.		8,848	37,162
Wynn Resorts Ltd.	*†	2,554	51,003
Yum! Brands, Inc.		19,013	522,477
			5,806,409
Household Durables—0.5%
American Greetings Corp., Class A	†	2,760	13,966
Bassett Furniture Industries, Inc.		1,139	2,210
Beazer Homes USA, Inc.	*†	1,494	1,509
Black & Decker Corp.		2,739	86,443
Blyth, Inc.		460	12,020
Brookfield Homes Corp.	†	1,218	4,202
California Coastal Communities, Inc.	*†	267	166
Centex Corp.		4,760	35,700
Champion Enterprises, Inc.	*†	2,559	1,228
D.R. Horton, Inc.		11,522	111,763
Ethan Allen Interiors, Inc.	†	1,551	17,464
Fortune Brands, Inc.		5,642	138,511
Furniture Brands International, Inc.		2,341	3,441
Garmin Ltd. (Cayman Islands)		4,774	101,256

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Harman International Industries, Inc.	†	2,728	$36,910
Helen of Troy Ltd. (Bermuda)	*†	1,333	18,329
Hovnanian Enterprises, Inc., Class A	*†	1,478	2,306
Jarden Corp.	*†	2,055	26,037
KB Home		3,248	42,809
La-Z-Boy, Inc.		2,404	3,005
Leggett & Platt, Inc.		7,391	96,009
Lennar Corp., Class A		5,675	42,619
Libbey, Inc.	†	749	689
M/I Homes, Inc.	†	610	4,264
MDC Holdings, Inc.	†	1,091	33,974
Meritage Homes Corp.	*	1,300	14,846
Mohawk Industries, Inc.	*†	2,460	73,480
National Presto Industries, Inc.	†	535	32,640
Newell Rubbermaid, Inc.		10,108	64,489
NVR, Inc.	*	262	112,070
Palm Harbor Homes, Inc.	*†	1,181	2,634
Pulte Homes, Inc.	†	8,898	97,255
Russ Berrie & Co., Inc.	*†	1,156	1,526
Ryland Group, Inc.		1,852	30,854
Skyline Corp.	†	720	13,687
Snap-On, Inc.		2,419	60,717
Standard Pacific Corp.	*†	2,568	2,260
Stanley Works (The)		3,365	97,989
Tempur-Pedic International, Inc.	†	1,346	9,826
Toll Brothers, Inc.	*	4,132	75,037
Tupperware Brands Corp.		2,427	41,235
Universal Electronics, Inc.	*	639	11,566
Whirlpool Corp.	†	2,980	88,178
			1,667,119
Household Products—2.3%
Central Garden and Pet Co.	*†	615	4,680
Central Garden and Pet Co., Class A	*	1,230	9,250
Church & Dwight Co., Inc.		2,569	134,179
Clorox Co.		5,245	270,013
Colgate-Palmolive Co.		19,424	1,145,627
Energizer Holdings, Inc.	*†	1,856	92,225
Kimberly-Clark Corp.		16,536	762,475
Procter & Gamble Co. (The)		115,806	5,453,304
WD-40 Co.		949	22,909
			7,894,662
Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	25,835	150,101
Calpine Corp.	*	16,000	108,960
Constellation Energy Group, Inc.		7,434	153,587
Dynegy, Inc., Class A	*	15,654	22,072
Mirant Corp.	*	8,577	97,778
NRG Energy, Inc.	*	8,000	140,800
Reliant Energy, Inc.	*†	11,470	36,589
			709,887
Industrial Conglomerates—1.7%
3M Co.		25,193	1,252,596
Carlisle Cos., Inc.		2,452	48,133
General Electric Co.		412,369	4,169,050
McDermott International, Inc.	*	8,276	110,816
Otter Tail Corp.	†	1,095	24,145
Seaboard Corp.	†	18	18,180
Standex International Corp.		724	6,661
Textron, Inc.		8,214	$47,148
Tredegar Corp.		1,606	26,226
United Capital Corp.	*†	690	11,902
			5,714,857
Insurance—3.7%
Aflac, Inc.		18,665	361,354
Alleghany Corp.	*†	152	41,161
Allied World Assurance Co. Holdings Ltd. (Bermuda)	†	1,889	71,839
Allstate Corp. (The)		21,889	419,174
Ambac Financial Group, Inc.		11,209	8,743
American Equity Investment Life Holding Co.	†	4,302	17,896
American Financial Group, Inc.		2,657	42,645
American Independence Corp.	*	430	1,526
American International Group, Inc.	†	90,295	90,295
American National Insurance Co.		945	49,527
American Physicians Capital, Inc.		1,290	52,787
AON Corp.		10,312	420,936
Arch Capital Group Ltd. (Bermuda)	*	1,428	76,912
Argo Group International Holdings Ltd. (Bermuda)	*	899	27,087
Arthur J. Gallagher & Co.	†	3,230	54,910
Aspen Insurance Holdings Ltd. (Bermuda)	†	3,512	78,879
Assurant, Inc.		4,146	90,300
Assured Guaranty Ltd. (Bermuda)		2,359	15,970
Axis Capital Holdings Ltd. (Bermuda)		5,691	128,275
Baldwin & Lyons, Inc., Class B	†	945	17,879
Berkshire Hathaway, Inc., Class A	*	46	3,988,200
Brown & Brown, Inc.		5,036	95,231
Chubb Corp.		14,462	612,032
Cincinnati Financial Corp.		6,036	138,043
CNA Financial Corp.		1,422	13,026
CNA Surety Corp.	*†	1,486	27,402
Conseco, Inc.	*†	6,600	6,072
Crawford & Co., Class B	*†	1,891	12,708
Delphi Financial Group, Inc., Class A	†	1,945	26,180
Donegal Group, Inc., Class B		758	12,985
EMC Insurance Group, Inc.	†	341	7,185
Employers Holdings, Inc.		2,770	26,426
Endurance Specialty Holdings Ltd. (Bermuda)	†	2,698	67,288
Erie Indemnity Co., Class A		1,023	34,966
Everest Re Group Ltd. (Bermuda)	†	2,468	174,734
FBL Financial Group, Inc., Class A		1,275	5,291
Fidelity National Financial, Inc., Class A		8,236	160,684
First American Corp.		3,159	83,745
Genworth Financial, Inc., Class A		15,900	30,210
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	1,797	28,698
Hanover Insurance Group, Inc. (The)		2,346	67,612
Harleysville Group, Inc.		1,351	42,975
Hartford Financial Services Group, Inc.	†	12,354	96,979

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
HCC Insurance Holdings, Inc.	†	3,999	$100,735
Hilltop Holdings, Inc.	*	1,180	13,452
Horace Mann Educators Corp.		2,000	16,740
Independence Holding Co.		961	4,815
Infinity Property & Casualty Corp.		810	27,483
IPC Holdings Ltd. (Bermuda)		2,362	63,868
Kansas City Life Insurance Co.		902	32,337
Lincoln National Corp.		10,899	72,914
Loews Corp.		14,187	313,533
Markel Corp.	*†	412	116,959
Marsh & McLennan Cos., Inc.		20,317	411,419
Max Capital Group Ltd. (Bermuda)		1,915	33,015
MBIA, Inc.	*†	8,742	40,038
Mercury General Corp.	†	1,109	32,937
MetLife, Inc.		18,841	429,010
Montpelier Re Holdings Ltd. (Bermuda)		3,734	48,393
National Financial Partners Corp.		1,495	4,784
Navigators Group, Inc.	*	938	44,255
Odyssey Re Holdings Corp.	†	505	19,155
Old Republic International Corp.	†	9,191	99,447
PartnerRe Ltd. (Bermuda)		2,300	142,761
Phoenix Cos., Inc. (The)		4,217	4,934
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	77,536
PMA Capital Corp., Class A	*	1,826	7,614
Presidential Life Corp.		1,144	8,912
Principal Financial Group, Inc.	†	10,091	82,544
ProAssurance Corp.	*†	1,647	76,783
Progressive Corp. (The)	*	24,774	332,963
Protective Life Corp.	†	3,130	16,432
Prudential Financial, Inc.		16,775	319,060
Reinsurance Group of America, Inc.		1,440	46,642
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	143,376
RLI Corp.		1,164	58,433
Safety Insurance Group, Inc.		850	26,418
Selective Insurance Group, Inc.		2,122	25,804
StanCorp Financial Group, Inc.	†	2,460	56,039
State Auto Financial Corp.	†	488	8,589
Stewart Information Services Corp.	†	1,239	24,160
Torchmark Corp.	†	3,623	95,031
Tower Group, Inc.	†	1,736	42,758
Transatlantic Holdings, Inc.	†	1,167	41,627
Travelers Cos., Inc. (The)		23,227	943,945
United Fire & Casualty Co.	†	1,250	27,450
Unitrin, Inc.		1,906	26,646
Unum Group	†	13,588	169,850
Validus Holdings Ltd. (Bermuda)		1,256	29,742
W.R. Berkley Corp.		5,680	128,084
Wesco Financial Corp.		187	51,612
White Mountains Insurance Group Ltd.		300	51,573
XL Capital Ltd., Class A (Bermuda)		7,300	39,858
Zenith National Insurance Corp.	†	1,498	36,117
			12,895,349
Internet & Catalog Retail—0.4%
1-800-FLOWERS.COM, Inc., Class A	*†	793	$1,642
Amazon.com, Inc.	*	12,445	913,961
dELiA*s, Inc.	*	925	1,554
drugstore.com, Inc.	*	3,800	4,446
Expedia, Inc.	*	11,022	100,080
Hollywood Media Corp.	*	1,494	1,330
HSN, Inc.	*†	1,886	9,694
Liberty Media Corp.— Interactive, Series A	*	25,718	74,582
NetFlix, Inc.	*†	679	29,143
Overstock.com, Inc.	*†	770	7,045
priceline.com, Inc.	*†	1,548	121,951
Stamps.com, Inc.	*†	1,050	10,185
Ticketmaster Entertainment, Inc.	*	1,886	6,959
Valuevision Media, Inc., Class A	*†	1,741	1,201
			1,283,773
Internet Software & Services—1.5%
Akamai Technologies, Inc.	*†	5,664	109,882
Art Technology Group, Inc.	*	8,333	21,249
Autobytel, Inc.	*	1,384	374
Bankrate, Inc.	*†	1,083	27,021
Chordiant Software, Inc.	*	1,859	5,633
DealerTrack Holdings, Inc.	*	1,800	23,580
Digital River, Inc.	*†	1,627	48,517
Earthlink, Inc.	*†	5,814	38,198
eBay, Inc.	*	42,977	539,791
Equinix, Inc.	*†	622	34,925
Google, Inc., Class A	*	8,944	3,113,049
GSI Commerce, Inc.	*†	1,469	19,244
IAC/InterActiveCorp	*	4,715	71,809
I-many, Inc.	*	951	238
Infospace, Inc.	*†	1,323	6,880
Internap Network Services Corp.	*	1,297	3,489
j2 Global Communications, Inc.	*†	1,614	35,330
Keynote Systems, Inc.	*†	1,400	11,102
Knot, Inc. (The)	*†	2,304	18,893
LivePerson, Inc.	*	3,333	7,566
Looksmart Ltd.	*	500	510
MIVA, Inc.	*	990	238
ModusLink Global Solutions, Inc.	*	1,007	2,608
Move, Inc.	*	7,362	10,675
NaviSite, Inc.	*	3,725	1,490
NIC, Inc.		2,450	12,740
Omniture, Inc.	*†	3,520	46,429
On2 Technologies, Inc.	*†	4,620	1,386
Openwave Systems, Inc.	*	2,570	2,493
RealNetworks, Inc.	*†	5,844	13,616
S1 Corp.	*	2,636	13,575
Saba Software, Inc.	*†	1,576	2,663
SAVVIS, Inc.	*	408	2,525
SonicWALL, Inc.	*†	2,442	10,891
SupportSoft, Inc.	*	1,562	2,999
United Online, Inc.	†	2,509	11,190
Valueclick, Inc.	*	4,058	34,534
VeriSign, Inc.	*†	8,080	152,470
Vignette Corp.	*†	737	4,923
Web.com Group, Inc.	*	308	1,023
WebMediaBrands, Inc.	*	1,450	580
Websense, Inc.	*†	1,958	23,496

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Yahoo! Inc.	*	50,447	$646,226
Zix Corp.	*	1,015	1,045
			5,137,095
IT Services—1.8%
Accenture Ltd., Class A (Bermuda)		21,831	600,134
Acxiom Corp.		3,451	25,537
Affiliated Computer Services, Inc., Class A	*	4,289	205,400
Alliance Data Systems Corp.	*†	1,955	72,237
Automatic Data Processing, Inc.		19,932	700,809
Broadridge Financial Solutions, Inc.		5,748	106,970
CACI International, Inc., Class A	*	1,198	43,715
Ciber, Inc.	*	2,444	6,672
Cognizant Technology Solutions Corp., Class A	*	10,552	219,376
Computer Sciences Corp.	*	6,597	243,034
Convergys Corp.	*	5,933	47,939
CSG Systems International, Inc.	*†	2,153	30,745
Cybersource Corp.	*†	2,776	41,113
DST Systems, Inc.	*	2,518	87,173
Edgewater Technology, Inc.	*	1,533	4,292
Euronet Worldwide, Inc.	*†	1,056	13,791
Fidelity National Information Services, Inc.		8,097	147,365
Fiserv, Inc.	*†	6,994	255,001
Forrester Research, Inc.	*†	963	19,799
Gartner, Inc., Class A	*	1,179	12,981
Gevity HR, Inc.		964	3,808
Global Payments, Inc.		3,238	108,182
Hackett Group, Inc. (The)	*	1,140	2,303
Hewitt Associates, Inc., Class A	*†	2,317	68,954
iGATE Corp.		1,397	4,526
infoGROUP, Inc.	*	1,708	7,105
Integral Systems, Inc.	*	1,010	8,686
Lender Processing Services, Inc.		4,048	123,909
Lionbridge Technologies, Inc.	*†	1,165	1,142
Management Network Group, Inc.	*	1,600	496
Mantech International Corp., Class A	*	1,217	50,992
Mastech Holdings, Inc.	*	93	189
Mastercard, Inc., Class A	†	3,393	568,260
MAXIMUS, Inc.		1,052	41,933
Metavante Technologies, Inc.	*	2,857	57,026
MoneyGram International, Inc.	*	3,750	4,425
NeuStar, Inc., Class A	*†	3,140	52,595
Online Resources Corp.	*	700	2,947
Paychex, Inc.		13,545	347,700
Perot Systems Corp., Class A	*	4,359	56,144
Pfsweb, Inc.	*	1,209	1,209
Safeguard Scientifics, Inc.	*	4,073	2,240
SAIC, Inc.	*	7,390	137,971
Sapient Corp.	*	4,150	18,551
SRA International, Inc., Class A	*†	1,664	24,461
StarTek, Inc.	*†	994	3,082
Syntel, Inc.	†	1,554	31,981
TeleTech Holdings, Inc.	*†	2,738	29,817
Total System Services, Inc.		6,935	95,772
Unisys Corp.	*	13,714	7,269
VeriFone Holdings, Inc.	*†	2,645	17,986
Visa, Inc., Class A	†	17,412	$968,107
Western Union Co. (The)		27,933	351,118
Wright Express Corp.	*†	1,750	31,885
			6,116,854
Leisure Equipment & Products—0.1%
Arctic Cat, Inc.		1,857	7,112
Brunswick Corp.	†	3,797	13,100
Callaway Golf Co.		2,881	20,686
Eastman Kodak Co.	†	11,893	45,193
Hasbro, Inc.		4,503	112,890
Jakks Pacific, Inc.	*†	925	11,424
Leapfrog Enterprises, Inc.	*	1,261	1,740
Mattel, Inc.		13,234	152,588
Nautilus, Inc.	*	1,359	856
Polaris Industries, Inc.	†	1,858	39,836
Pool Corp.		2,434	32,616
RC2 Corp.	*†	1,650	8,695
Steinway Musical Instruments, Inc.	*	683	8,175
Sturm Ruger & Co., Inc.	*	3,296	40,640
			495,551
Life Sciences Tools & Services—0.6%
Accelrys, Inc.	*	1,145	4,557
Affymetrix, Inc.	*†	2,525	8,257
Albany Molecular Research, Inc.	*†	1,371	12,929
AMAG Pharmaceuticals, Inc.	*†	834	30,666
Bio-Rad Laboratories, Inc., Class A	*	623	41,056
Bruker Corp.	*	1,667	10,269
Caliper Life Sciences, Inc.	*†	867	858
Cambrex Corp.	*†	1,258	2,868
Charles River Laboratories International, Inc.	*†	2,755	74,964
Clinical Data, Inc.	*†	1,998	21,578
Covance, Inc.	*†	2,839	101,154
Dionex Corp.	*†	1,031	48,715
Enzo Biochem, Inc.	*	1,353	5,439
eResearchTechnology, Inc.	*	2,056	10,815
Exelixis, Inc.	*†	2,695	12,397
Illumina, Inc.	*†	4,156	154,769
Kendle International, Inc.	*†	1,316	27,583
Life Technologies Corp.	*	7,338	238,338
Luminex Corp.	*	1,070	19,388
Medivation, Inc.	*†	1,731	31,625
Millipore Corp.	*	2,026	116,313
Nanogen, Inc.	*†	950	57
Nektar Therapeutics	*	2,368	12,764
Ore Pharmaceuticals, Inc.	*	190	68
Parexel International Corp.	*	2,306	22,437
PerkinElmer, Inc.		5,266	67,247
Pharmaceutical Product Development, Inc.		4,736	112,338
Sequenom, Inc.	*†	614	8,731
Techne Corp.	†	1,736	94,977
Thermo Fisher Scientific, Inc.	*	15,692	559,734
Varian, Inc.	*	1,502	35,657
Waters Corp.	*	4,698	173,591
			2,062,139
Machinery—1.7%
3D Systems Corp.	*	1,158	7,631
Actuant Corp., Class A	†	2,022	20,887
AGCO Corp.	*	3,068	60,133
Albany International Corp., Class A		1,437	13,005

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
American Railcar Industries, Inc.		1,200	$9,156
Ampco-Pittsburgh Corp.		613	8,128
Astec Industries, Inc.	*†	821	21,535
Badger Meter, Inc.	†	1,134	32,761
Barnes Group, Inc.	†	2,018	21,572
Blount International, Inc.	*	1,532	7,078
Briggs & Stratton Corp.	†	1,822	30,063
Bucyrus International, Inc.		2,860	43,415
Caterpillar, Inc.	†	24,209	676,884
Chart Industries, Inc.	*†	1,070	8,432
CIRCOR International, Inc.	†	711	16,012
CLARCOR, Inc.	†	2,354	59,297
Crane Co.		2,467	41,643
Cummins, Inc.		7,020	178,659
Danaher Corp.		9,574	519,102
Deere & Co.		16,558	544,261
Donaldson Co., Inc.	†	3,810	102,260
Dover Corp.		7,805	205,896
Eaton Corp.		5,791	213,456
EnPro Industries, Inc.	*†	981	16,775
ESCO Technologies, Inc.	*†	1,222	47,291
Federal Signal Corp.		2,159	11,378
Flow International Corp.	*†	2,200	3,564
Flowserve Corp.		2,375	133,285
Force Protection, Inc.	*	3,825	18,360
FreightCar America, Inc.	†	900	15,777
Gardner Denver, Inc.	*	1,836	39,915
Graco, Inc.	†	2,883	49,213
Harsco Corp.	†	3,646	80,832
Hurco Cos., Inc.	*†	300	3,189
IDEX Corp.	†	3,304	72,258
Illinois Tool Works, Inc.		16,615	512,573
Ingersoll-Rand Co. Ltd., Class A (Bermuda)		13,400	184,920
John Bean Technologies Corp.		1,164	12,175
Joy Global, Inc.	†	4,599	97,959
Kadant, Inc.	*†	721	8,306
Kaydon Corp.	†	1,422	38,863
Kennametal, Inc.		3,196	51,807
Lincoln Electric Holdings, Inc.	†	1,877	59,482
Lindsay Corp.	†	808	21,816
Manitowoc Co., Inc. (The)	†	5,044	16,494
Middleby Corp.	*	984	31,911
Mueller Industries, Inc.		1,592	34,531
Mueller Water Products, Inc., Class A		3,000	9,900
NACCO Industries, Inc., Class A		309	8,399
Navistar International Corp.	*	2,436	81,509
Nordson Corp.	†	1,522	43,270
Oshkosh Corp.	†	2,868	19,330
PACCAR, Inc.	†	14,853	382,613
Pall Corp.		5,186	105,950
Paragon Technologies, Inc.	*	1,800	4,356
Parker Hannifin Corp.		7,453	253,253
Pentair, Inc.		3,618	78,402
Robbins & Myers, Inc.		1,736	26,335
Sauer-Danfoss, Inc.		1,531	3,736
SPX Corp.		2,157	101,401
Tecumseh Products Co., Class A	*	712	3,218
Tennant Co.		1,280	11,994
Terex Corp.	*	4,124	38,147
Timken Co.		3,702	51,680
Titan International, Inc.	†	1,356	6,821
Toro Co.	†	1,020	$24,664
Trinity Industries, Inc.	†	3,051	27,886
Valmont Industries, Inc.	†	1,162	58,344
Wabash National Corp.		1,395	1,716
Wabtec Corp.	†	1,737	45,822
Watts Water Technologies, Inc., Class A	†	1,225	23,961
			5,816,647
Marine—0.0%
Alexander & Baldwin, Inc.		1,466	27,898
American Commercial Lines, Inc.	*	2,000	6,340
Eagle Bulk Shipping, Inc.	†	3,648	15,504
Excel Maritime Carriers Ltd. (Greece)	†	2,810	12,701
Genco Shipping & Trading Ltd.	†	2,042	25,199
Horizon Lines, Inc., Class A	†	2,035	6,166
Kirby Corp.	*†	2,358	62,817
			156,625
Media—2.4%
4Kids Entertainment, Inc.	*†	605	666
A.H. Belo Corp., Class A	†	944	925
Alloy, Inc.	*	462	1,940
Arbitron, Inc.	†	1,298	19,483
Ascent Media Corp., Class A	*	545	13,625
Belo Corp., Class A	†	4,721	2,880
Cablevision Systems Corp., Class A		9,044	117,029
CBS Corp., Class B		25,719	98,761
CKX, Inc.	*	1,800	7,380
Clear Channel Outdoor Holdings, Inc., Class A	*†	2,500	9,175
Comcast Corp., Class A		109,481	1,493,321
Cox Radio, Inc., Class A	*†	1,752	7,183
Crown Media Holdings, Inc., Class A	*†	5,899	12,034
Cumulus Media, Inc., Class A	*†	2,174	2,196
DIRECTV Group, Inc. (The)	*†	23,227	529,343
Discovery Communications, Inc., Class A	*	5,451	87,325
Discovery Communications, Inc., Series C	*	5,451	79,857
DISH Network Corp., Class A	*	9,386	104,278
DreamWorks Animation SKG, Inc., Class A	*†	1,300	28,132
E.W. Scripps Co., (The), Class A	†	1,204	1,625
EDCI Holdings, Inc.	*	214	897
Emmis Communications Corp., Class A	*	1,175	458
Entercom Communications Corp., Class A	†	2,183	2,401
Entravision Communications Corp., Class A	*	2,852	742
Gannett Co., Inc.	†	7,301	16,062
Gray Television, Inc.	†	1,838	588
Harris Interactive, Inc.	*	2,730	682
Harte-Hanks, Inc.	†	3,119	16,687
Hearst-Argyle Television, Inc.	†	2,184	9,085
Image Entertainment, Inc.	*	299	389
Interactive Data Corp.		1,521	37,812
Interpublic Group of Cos., Inc.	*†	17,203	70,876
John Wiley & Sons, Inc., Class A		2,491	74,182
Journal Communications, Inc., Class A	†	3,900	2,925

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Lamar Advertising Co., Class A	*†	3,479	$33,920
Lee Enterprises, Inc.	†	1,973	552
Liberty Global, Inc., Series A	*†	13,426	195,483
Liberty Media Corp.—Capital, Series A	*	5,451	38,048
Liberty Media Corp.— Entertainment, Series A	*	21,804	434,990
LIN TV Corp., Class A	*	1,419	1,589
Live Nation, Inc.	*	2,705	7,222
LodgeNet Interactive Corp.	*†	1,250	1,988
Marvel Entertainment, Inc.	*†	1,469	39,002
McClatchy Co. (The), Class A		2,444	1,198
McGraw-Hill Cos., Inc. (The)		13,196	301,793
Media General, Inc., Class A	†	952	1,828
Mediacom Communications Corp., Class A	*	3,433	13,835
Meredith Corp.		2,083	34,661
National CineMedia, Inc.		2,226	29,339
New Frontier Media, Inc.	*	3,808	6,283
New York Times Co. (The), Class A	†	5,682	25,683
News Corp., Class A		91,998	609,027
Omnicom Group, Inc.		12,710	297,414
Playboy Enterprises, Inc., Class B	*†	1,251	2,464
Primedia, Inc.	†	1,475	3,643
Radio One, Inc., Class A	*†	4,327	2,293
Radio Unica Communications Corp.	*‡δ	1,900	—
RCN Corp.	*†	2,597	9,609
Regal Entertainment Group, Class A		2,743	36,784
Regent Communications, Inc.	*	1,600	208
Salem Communications Corp., Class A	*	850	476
Scholastic Corp.	†	1,845	27,804
Scripps Networks Interactive, Inc., Class A	†	3,612	81,306
Sinclair Broadcast Group, Inc., Class A	†	2,049	2,110
Sirius XM Radio, Inc.	*†	88,505	30,977
Time Warner Cable, Inc.	†	13,816	342,634
Time Warner, Inc.		49,134	948,292
Valassis Communications, Inc.	*	2,236	3,511
Value Line, Inc.		573	15,666
Viacom, Inc., Class B	*	22,554	391,989
Virgin Media, Inc.	†	10,479	50,299
Walt Disney Co. (The)		68,450	1,243,052
Washington Post Co. (The), Class B		258	92,132
World Wrestling Entertainment, Inc., Class A	†	1,030	11,886
			8,221,934
Metals & Mining—0.9%
AK Steel Holding Corp.		5,009	35,664
Alcoa, Inc.		32,213	236,443
Allegheny Technologies, Inc.	†	3,350	73,465
AMCOL International Corp.	†	1,186	17,600
Brush Engineered Materials, Inc.	*†	1,122	15,562
Carpenter Technology Corp.		1,882	26,574
Century Aluminum Co.	*†	865	1,825
Cliffs Natural Resources, Inc.		4,072	73,948
Coeur d’Alene Mines Corp.	*†	21,452	20,165
Commercial Metals Co.	†	4,080	$47,124
Compass Minerals International, Inc.		1,915	107,949
Freeport-McMoRan Copper & Gold, Inc.		14,811	564,447
Hecla Mining Co.	*†	4,124	8,248
Newmont Mining Corp.		17,560	785,986
Nucor Corp.		10,763	410,824
Reliance Steel & Aluminum Co.		2,966	78,095
Rock of Ages Corp.	*	1,387	2,372
Royal Gold, Inc.		1,153	53,914
RTI International Metals, Inc.	*	1,363	15,947
Schnitzer Steel Industries, Inc., Class A		693	21,753
Southern Copper Corp.	†	8,700	151,554
Steel Dynamics, Inc.	†	8,080	71,185
Stillwater Mining Co.	*†	3,727	13,790
Titanium Metals Corp.		5,344	29,232
United States Steel Corp.	†	4,607	97,346
Worthington Industries, Inc.		3,575	31,138
			2,992,150
Multiline Retail—0.7%
99 Cents Only Stores	*†	3,207	29,633
Big Lots, Inc.	*	3,509	72,917
Dillard’s, Inc., Class A	†	3,454	19,688
Dollar Tree, Inc.	*	3,266	145,500
Family Dollar Stores, Inc.		6,556	218,774
Fred’s, Inc., Class A		1,781	20,090
J.C. Penney Co., Inc.		7,928	159,115
Kohl’s Corp.	*	11,086	469,159
Macy’s, Inc.		16,688	148,523
Nordstrom, Inc.	†	6,901	115,592
Retail Ventures, Inc.	*†	1,372	2,085
Saks, Inc.	*†	5,811	10,867
Sears Holdings Corp.	*†	3,188	145,723
Target Corp.		27,222	936,165
Tuesday Morning Corp.	*†	1,816	2,306
			2,496,137
Multi-Utilities—1.4%
Alliant Energy Corp.		4,491	110,883
Ameren Corp.		8,429	195,468
Avista Corp.		1,759	24,239
Black Hills Corp.		2,041	36,513
Centerpoint Energy, Inc.		12,705	132,513
CH Energy Group, Inc.	†	694	32,549
CMS Energy Corp.	†	6,681	79,103
Consolidated Edison, Inc.		10,767	426,481
Dominion Resources, Inc.		22,974	711,964
DTE Energy Co.		6,985	193,484
Integrys Energy Group, Inc.		2,691	70,074
MDU Resources Group, Inc.		7,657	123,584
NiSource, Inc.		10,893	106,751
NorthWestern Corp.	†	1,449	31,124
NSTAR	†	4,374	139,443
OGE Energy Corp.		3,358	79,988
PG&E Corp.		13,709	523,958
PNM Resources, Inc.	†	2,169	17,916
Public Service Enterprise Group, Inc.		19,514	575,078
SCANA Corp.		4,791	147,994
Sempra Energy		8,687	401,687
TECO Energy, Inc.	†	7,797	86,937
Vectren Corp.		3,706	78,160

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wisconsin Energy Corp.	†	4,564	$187,900
Xcel Energy, Inc.	†	16,552	308,364
			4,822,155
Office Electronics—0.1%
Xerox Corp.		36,218	164,792
Zebra Technologies Corp., Class A	*†	2,988	56,832
			221,624
Oil, Gas & Consumable Fuels—10.3%
Adams Resources & Energy, Inc.		1,462	20,483
Alpha Natural Resources, Inc.	*	2,447	43,434
Anadarko Petroleum Corp.		17,797	692,125
Apache Corp.		12,742	816,635
APCO Argentina, Inc.	†	2,488	27,418
Arch Coal, Inc.	†	5,284	70,647
Arena Resources, Inc.	*†	1,202	30,627
Atlas America, Inc.		2,578	22,557
Atlas Pipeline Partners LP		3,772	14,786
ATP Oil & Gas Corp.	*†	685	3,514
Berry Petroleum Co., Class A	†	2,902	31,806
Blue Dolphin Energy Co.	*	3,650	1,460
BP Prudhoe Bay Royalty Trust		1,105	71,947
BPZ Resources, Inc.	*†	4,003	14,811
BreitBurn Energy Partners LP		2,728	17,814
Buckeye Partners LP		1,400	49,924
Cabot Oil & Gas Corp.		4,548	107,196
Callon Petroleum Co.	*†	779	849
Carrizo Oil & Gas, Inc.	*†	1,800	15,984
Chesapeake Energy Corp.		24,112	411,351
Chevron Corp.		79,706	5,359,431
Cimarex Energy Co.	†	2,681	49,277
Clayton Williams Energy, Inc.	*	550	16,082
CNX Gas Corp.	*†	1,100	26,081
Comstock Resources, Inc.	*†	1,735	51,703
Concho Resources, Inc.	*	1,982	50,719
ConocoPhillips		55,421	2,170,286
Consol Energy, Inc.		7,462	188,341
Contango Oil & Gas Co.	*†	902	35,358
Copano Energy LLC		2,400	31,968
Cross Timbers Royalty Trust		575	10,436
Crosstex Energy LP		2,434	4,625
Crosstex Energy, Inc.		2,100	3,444
CVR Energy, Inc.	*†	5,235	29,002
DCP Midstream Partners LP		2,517	35,389
Delta Petroleum Corp.	*†	2,709	3,251
Denbury Resources, Inc.	*†	8,932	132,730
Devon Energy Corp.		16,306	728,715
DHT Maritime, Inc. (Jersey, Channel Islands)	†	4,173	16,024
Dorchester Minerals LP		2,200	35,926
Duncan Energy Partners LP		1,643	24,596
El Paso Corp.		25,233	157,706
Enbridge Energy Management LLC	*	1,476	42,760
Enbridge Energy Partners LP		1,775	53,126
Encore Acquisition Co.	*	2,062	47,983
Encore Energy Partners LP		1,940	27,664
Energy Transfer Equity LP		6,038	127,583
Energy Transfer Partners LP		2,777	102,444
Enterprise Products Partners LP		9,898	220,231
EOG Resources, Inc.		9,358	512,444
Evergreen Energy, Inc.	*†	4,989	6,945
EXCO Resources, Inc.	*†	8,720	87,200
Exxon Mobil Corp.		195,835	$13,336,364
Forest Oil Corp.	*†	3,820	50,233
Foundation Coal Holdings, Inc.		2,560	36,736
Frontier Oil Corp.		4,576	58,527
FX Energy, Inc.	*	3,496	9,719
General Maritime Corp.	†	2,541	17,787
Genesis Energy LP		2,205	22,557
GMX Resources, Inc.	*†	1,297	8,431
Goodrich Petroleum Corp.	*†	1,566	30,318
Hess Corp.		10,910	591,322
Holly Corp.	†	1,972	41,806
Holly Energy Partners LP		960	22,291
Hugoton Royalty Trust		1,669	15,956
Inergy LP		1,700	37,264
International Coal Group, Inc.	*†	4,900	7,889
James River Coal Co.	*	1,500	18,510
Kinder Morgan Energy Partners LP		5,910	276,115
Kinder Morgan Management LLC	*†	2,194	89,427
K-Sea Transportation Partners LP		1,467	25,966
Linn Energy LLC		3,543	52,791
Magellan Midstream Partners LP		2,000	58,740
Marathon Oil Corp.		28,613	752,236
Mariner Energy, Inc.	*	3,261	25,273
MarkWest Energy Partners LP		3,584	41,539
Massey Energy Co.		3,053	30,896
McMoRan Exploration Co.	*	2,961	13,917
Meridian Resource Corp.	*†	2,950	619
Murphy Oil Corp.		7,512	336,312
Natural Resource Partners LP		2,000	44,660
Newfield Exploration Co.	*†	5,246	119,084
Noble Energy, Inc.		6,772	364,875
NuStar Energy LP		1,500	69,165
NuStar GP Holdings LLC		1,450	29,884
Occidental Petroleum Corp.		31,813	1,770,393
ONEOK Partners LP		1,650	67,073
Overseas Shipholding Group, Inc.	†	1,587	35,977
Parallel Petroleum Corp.	*†	2,700	3,456
Patriot Coal Corp.	*†	2,992	11,100
Peabody Energy Corp.		10,424	261,017
Penn Virginia Corp.	†	1,433	15,734
Penn Virginia Resource Partners LP		1,600	18,240
PetroHawk Energy Corp.	*†	9,713	186,781
Petroleum Development Corp.	*†	1,250	14,763
Petroquest Energy, Inc.	*†	3,346	8,030
Pioneer Natural Resources Co.	†	5,801	95,542
Plains All American Pipeline LP		3,917	143,989
Plains Exploration & Production Co.	*	5,227	90,061
Quicksilver Resources, Inc.	*	3,960	21,938
Range Resources Corp.		5,516	227,039
Regency Energy Partners LP		3,215	40,123
Rentech, Inc.	*†	7,800	4,290
Rosetta Resources, Inc.	*	3,400	16,830
SandRidge Energy, Inc.	*	3,220	21,220
Ship Finance International Ltd. (Bermuda)	†	3,352	21,989
Southern Union Co.		3,367	51,246
Southwestern Energy Co.	*	12,144	360,555
Spectra Energy Corp.		23,691	334,991
St. Mary Land & Exploration Co.	†	2,262	29,926
Stone Energy Corp.	*	1,208	4,023

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sunoco Logistics Partners LP		950	$48,991
Sunoco, Inc.		5,446	144,210
Swift Energy Co.	*	1,142	8,337
Syntroleum Corp.	*	1,246	1,819
Targa Resources Partners LP		2,566	22,991
TC Pipelines LP		1,100	32,725
Teekay Corp. (Bahamas)	†	1,691	24,063
Teekay LNG Partners LP (Bahamas)		1,455	24,429
TEPPCO Partners LP		2,500	56,625
Tesoro Corp.		6,846	92,216
TXCO Resources, Inc.	*†	5,411	2,229
Ultra Petroleum Corp.	*†	6,082	218,283
USEC, Inc.	*	7,347	35,266
Vaalco Energy, Inc.	*	3,800	20,102
Valero Energy Corp.		21,104	377,762
Verenium Corp.	*†	1,790	519
Walter Industries, Inc.		1,640	37,507
Warren Resources, Inc.	*	3,600	3,456
Western Refining, Inc.	†	2,500	29,850
Whiting Petroleum Corp.	*†	1,242	32,106
Williams Cos., Inc. (The)		24,207	275,476
Williams Partners LP		1,275	14,229
Williams Pipeline Partners LP		1,747	28,756
World Fuel Services Corp.	†	960	30,365
XTO Energy, Inc.		21,704	664,576
			35,575,261
Paper & Forest Products—0.1%
AbitibiBowater, Inc. (Canada)	*	1,189	654
Buckeye Technologies, Inc.	*	1,251	2,664
Clearwater Paper Corp.	*†	462	3,710
Deltic Timber Corp.	†	724	28,533
Domtar Corp. (Canada)	*†	16,660	15,827
Glatfelter	†	1,740	10,857
International Paper Co.		14,370	101,165
Louisiana-Pacific Corp.		4,396	9,803
MeadWestvaco Corp.		6,398	76,712
Neenah Paper, Inc.	†	652	2,367
Schweitzer-Mauduit International, Inc.		724	13,365
Wausau Paper Corp.		1,903	10,010
Weyerhaeuser Co.		8,921	245,952
			521,619
Personal Products—0.2%
Alberto-Culver Co.		3,659	82,730
Avon Products, Inc.		17,888	343,986
Chattem, Inc.	*†	872	48,876
Elizabeth Arden, Inc.	*†	1,017	5,929
Estee Lauder Cos., Inc. (The), Class A	†	3,747	92,364
Herbalife Ltd. (Cayman Islands)		848	12,703
Mead Johnson Nutrition Co., Class A	*	1,182	34,124
Medifast, Inc.	*	734	3,046
NBTY, Inc.	*†	2,664	37,509
Nu Skin Enterprises, Inc., Class A	†	3,018	31,659
USANA Health Sciences, Inc.	*†	593	13,259
			706,185
Pharmaceuticals—6.7%
Abbott Laboratories		60,081	2,865,864
Adolor Corp.	*†	1,927	3,931
Allergan, Inc.		11,928	$569,681
AVANIR Pharmaceuticals, Inc., Class A	*	1,500	765
Bristol-Myers Squibb Co.		79,233	1,736,787
Columbia Laboratories, Inc.	*†	1,819	2,619
CPEX Pharmaceuticals, Inc.	*	71	519
Cypress Bioscience, Inc.	*†	1,560	11,092
Discovery Laboratories, Inc.	*†	2,566	3,131
Durect Corp.	*	1,900	4,237
Eli Lilly & Co.		37,735	1,260,726
Emisphere Technologies, Inc.	*	772	521
Endo Pharmaceuticals Holdings, Inc.	*	4,151	73,390
Forest Laboratories, Inc.	*	12,889	283,042
Heska Corp.	*	4,462	1,071
Hi-Tech Pharmacal Co., Inc.	*	862	4,913
Hollis-Eden Pharmaceuticals, Inc.	*	954	458
Immtech Pharmaceuticals, Inc.	*	681	143
Inspire Pharmaceuticals, Inc.	*	1,369	5,558
Johnson & Johnson		109,748	5,772,745
King Pharmaceuticals, Inc.	*	10,009	70,764
KV Pharmaceutical Co., Class A	*†	2,179	3,595
MDRNA, Inc.	*	1,500	907
Medicines Co. (The)	*†	2,018	21,875
Medicis Pharmaceutical Corp., Class A		2,422	29,960
Merck & Co., Inc.		84,955	2,272,546
Mylan, Inc.	*†	10,732	143,916
Noven Pharmaceuticals, Inc.	*	1,350	12,798
Optimer Pharmaceuticals, Inc.	*†	2,592	34,189
Pain Therapeutics, Inc.	*	1,318	5,536
Par Pharmaceutical Cos., Inc.	*	1,362	12,898
Penwest Pharmaceuticals Co.	*†	930	1,525
Perrigo Co.		2,922	72,553
Pfizer, Inc.		266,021	3,623,206
Pozen, Inc.	*	1,014	6,206
Questcor Pharmaceuticals, Inc.	*†	4,217	20,748
Salix Pharmaceuticals Ltd.	*†	2,346	22,287
Schering-Plough Corp.		63,836	1,503,338
Sepracor, Inc.	*	4,575	67,070
SuperGen, Inc.	*	1,338	2,422
Valeant Pharmaceuticals International	*†	3,473	61,785
Viropharma, Inc.	*	4,061	21,320
Vivus, Inc.	*	1,400	6,048
Watson Pharmaceuticals, Inc.	*	4,480	139,373
Wyeth		52,091	2,241,997
XenoPort, Inc.	*†	1,939	37,539
			23,037,594
Professional Services—0.3%
Administaff, Inc.	†	1,143	24,152
Advisory Board Co. (The)	*†	950	15,751
Barrett Business Services, Inc.		2,203	21,193
CDI Corp.	†	1,131	10,993
Corporate Executive Board Co. (The)		1,507	21,851
CoStar Group, Inc.	*†	770	23,292
CRA International, Inc.	*	986	18,616
Diamond Management & Technology Consultants, Inc.	†	1,431	3,649
Dun & Bradstreet Corp.		2,641	203,357
Equifax, Inc.		5,325	130,196
FTI Consulting, Inc.	*	1,735	85,848
Heidrick & Struggles International, Inc.	†	865	15,345

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Huron Consulting Group, Inc.	*	988	$41,921
IHS, Inc., Class A	*†	1,414	58,228
Kelly Services, Inc., Class A	†	1,173	9,443
Kforce, Inc.	*	297	2,088
Korn/Ferry International	*	1,624	14,713
Manpower, Inc.		3,593	113,287
Monster Worldwide, Inc.	*†	4,681	38,150
MPS Group, Inc.	*	3,706	22,051
Navigant Consulting, Inc.	*†	2,313	30,231
On Assignment, Inc.	*	1,243	3,369
RCM Technologies, Inc.	*	1,593	1,641
Resources Connection, Inc.	*†	2,060	31,065
Robert Half International, Inc.	†	7,107	126,718
School Specialty, Inc.	*†	854	15,022
Spherion Corp.	*	2,689	5,593
TrueBlue, Inc.	*†	2,485	20,501
Volt Information Sciences, Inc.	*	1,249	8,306
Watson Wyatt Worldwide, Inc., Class A		1,600	78,992
			1,195,562
Real Estate Investment Trusts (REITs)—1.4%
Acadia Realty Trust REIT		1,368	14,514
Agree Realty Corp. REIT	†	814	12,772
Alesco Financial, Inc. REIT		4,213	2,022
Alexander’s, Inc. REIT		78	13,290
Alexandria Real Estate Equities, Inc. REIT	†	1,245	45,318
AMB Property Corp. REIT	†	3,649	52,546
American Campus Communities, Inc. REIT	†	1,699	29,495
Annaly Capital Management, Inc. REIT	†	21,591	299,467
Anthracite Capital, Inc. REIT	†	1,100	374
Anworth Mortgage Asset Corp. REIT		834	5,112
Apartment Investment & Management Co., Class A REIT		5,659	31,011
Ashford Hospitality Trust, Inc. REIT	†	4,200	6,468
AvalonBay Communities, Inc. REIT	†	3,214	151,251
BioMed Realty Trust, Inc. REIT	†	1,400	9,478
Boston Properties, Inc. REIT	†	4,700	164,641
Brandywine Realty Trust REIT	†	6,105	17,399
BRE Properties, Inc. REIT	†	2,433	47,760
BRT Realty Trust REIT		355	1,260
Camden Property Trust REIT	†	2,058	44,412
Capital Trust, Inc., Class A REIT	†	523	575
Capstead Mortgage Corp. REIT		2,400	25,776
CBL & Associates Properties, Inc. REIT	†	2,548	6,013
Cedar Shopping Centers, Inc. REIT	†	583	1,014
Chimera Investment Corp. REIT		11,213	37,676
Colonial Properties Trust REIT	†	1,962	7,475
Corporate Office Properties Trust REIT	†	1,904	47,276
Cousins Properties, Inc. REIT	†	2,338	15,057
DCT Industrial Trust, Inc. REIT	†	6,576	20,846
Developers Diversified Realty Corp. REIT	†	4,733	$10,081
DiamondRock Hospitality Co. REIT	†	3,930	15,759
Digital Realty Trust, Inc. REIT	†	2,000	66,360
Douglas Emmett, Inc. REIT	†	4,212	31,127
Duke Realty Corp. REIT	†	5,609	30,849
Eastern Light Capital, Inc. REIT	*	799	3,356
EastGroup Properties, Inc. REIT		1,538	43,172
Entertainment Properties Trust REIT	†	749	11,804
Equity Lifestyle Properties, Inc. REIT	†	1,140	43,434
Equity One, Inc. REIT	†	2,619	31,926
Equity Residential REIT		10,587	194,271
Essex Property Trust, Inc. REIT	†	807	46,273
Extra Space Storage, Inc. REIT	†	3,500	19,285
Federal Realty Investment Trust REIT	†	2,295	105,570
FelCor Lodging Trust, Inc. REIT		3,135	4,264
First Industrial Realty Trust, Inc. REIT	†	1,599	3,918
First Potomac Realty Trust REIT		1,628	11,966
Franklin Street Properties Corp. REIT	†	2,200	27,060
Friedman Billings Ramsey Group, Inc., Class A REIT	*	6,080	1,216
General Growth Properties, Inc. REIT	†	8,744	6,208
Getty Realty Corp. REIT	†	1,747	32,057
Glimcher Realty Trust REIT		1,584	2,218
Gramercy Capital Corp. REIT	†	2,182	2,117
HCP, Inc. REIT	†	10,215	182,338
Health Care REIT, Inc. REIT		3,457	105,750
Healthcare Realty Trust, Inc. REIT	†	1,881	28,196
Highwoods Properties, Inc. REIT		2,393	51,258
HMG Courtland Properties REIT	*	1,450	4,364
Home Properties, Inc. REIT	†	1,390	42,604
Hospitality Properties Trust REIT	†	2,923	35,076
Host Hotels & Resorts, Inc. REIT		20,345	79,752
HRPT Properties Trust REIT	†	9,142	29,163
Inland Real Estate Corp. REIT	†	2,302	16,321
Investors Real Estate Trust REIT	†	2,989	29,472
iStar Financial, Inc. REIT	†	4,331	12,170
Kilroy Realty Corp. REIT	†	1,316	22,622
Kimco Realty Corp. REIT	†	9,013	68,679
Kite Realty Group Trust REIT	†	2,654	6,502
LaSalle Hotel Properties REIT	†	1,561	9,116
Lexington Realty Trust REIT		1,399	3,330
Liberty Property Trust REIT		3,172	60,078
Macerich Co. (The) REIT	†	2,832	17,728
Mack-Cali Realty Corp. REIT	†	2,488	49,287
Maguire Properties, Inc. REIT	*†	1,199	863
Medical Properties Trust, Inc. REIT	†	3,172	11,578
MFA Financial, Inc. REIT		4,149	24,396
Mid-America Apartment Communities, Inc. REIT	†	1,240	38,229

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mission West Properties, Inc. REIT	†	1,417	$9,069
Monmouth Real Estate Investment Corp., Class A REIT	†	3,275	21,648
National Health Investors, Inc. REIT	†	979	26,306
National Retail Properties, Inc. REIT	†	2,356	37,319
Nationwide Health Properties, Inc. REIT	†	3,720	82,547
Newcastle Investment Corp. REIT	†	754	490
NorthStar Realty Finance Corp. REIT	†	4,388	10,180
Omega Healthcare Investors, Inc. REIT		4,100	57,728
Pacific Office Properties Trust, Inc. REIT		1,050	5,250
Parkway Properties, Inc. REIT	†	986	10,156
Pennsylvania Real Estate Investment Trust REIT	†	1,510	5,360
Plum Creek Timber Co., Inc. REIT	†	6,729	195,612
PMC Commercial Trust REIT		865	4,801
Post Properties, Inc. REIT	†	2,078	21,071
Potlatch Corp. REIT	†	1,618	37,521
ProLogis REIT	†	10,010	65,065
PS Business Parks, Inc. REIT		599	22,073
Public Storage REIT		5,109	282,272
RAIT Financial Trust REIT		991	1,209
Ramco-Gershenson Properties Trust REIT	†	1,275	8,224
Rayonier, Inc. REIT		3,336	100,814
Realty Income Corp. REIT	†	4,138	77,877
Redwood Trust, Inc. REIT	†	1,008	15,473
Regency Centers Corp. REIT	†	2,545	67,621
Saul Centers, Inc. REIT		987	22,671
Senior Housing Properties Trust REIT		3,680	51,594
Simon Property Group, Inc. REIT		8,779	304,105
SL Green Realty Corp. REIT	†	1,985	21,438
Sovran Self Storage, Inc. REIT		1,269	25,482
Strategic Hotels & Resorts, Inc. REIT	†	2,904	2,004
Sun Communities, Inc. REIT		1,061	12,552
Sunstone Hotel Investors, Inc. REIT	†	2,559	6,730
Tanger Factory Outlet Centers, Inc. REIT	†	1,221	37,680
Taubman Centers, Inc. REIT	†	2,083	35,494
UDR, Inc. REIT		5,277	45,435
U-Store-It Trust REIT		3,600	7,272
Ventas, Inc. REIT	†	5,373	121,484
Vornado Realty Trust REIT	†	5,343	177,586
Washington Real Estate Investment Trust REIT		1,834	31,728
Weingarten Realty Investors REIT	†	3,474	33,072
			4,885,474
Real Estate Management & Development—0.1%
Brookfield Properties Corp. (Canada)		7,509	43,101
CB Richard Ellis Group, Inc., Class A	*†	6,900	27,807
Forest City Enterprises, Inc., Class A	†	2,608	$9,389
Forestar Group, Inc.	*†	1,502	11,490
FX Real Estate and Entertainment, Inc.	*†	360	58
Grubb & Ellis Co.	†	652	411
Jones Lang LaSalle, Inc.	†	1,311	30,494
St. Joe Co. (The)	*†	3,582	59,963
Tejon Ranch Co.	*†	762	15,750
			198,463
Road & Rail—0.9%
Amerco, Inc.	*	805	26,992
Arkansas Best Corp.		903	17,175
Avis Budget Group, Inc.	*	4,424	4,026
Burlington Northern Santa Fe Corp.		10,951	658,703
Con-way, Inc.	†	2,160	38,729
CSX Corp.		16,247	419,985
Dollar Thrifty Automotive Group, Inc.	*	1,057	1,226
Genesee & Wyoming, Inc., Class A	*	1,576	33,490
Heartland Express, Inc.	†	4,220	62,498
J.B. Hunt Transport Services, Inc.	†	3,964	95,572
Kansas City Southern	*	2,513	31,940
Knight Transportation, Inc.	†	3,879	58,806
Landstar System, Inc.	†	2,256	75,508
Norfolk Southern Corp.		14,488	488,970
Old Dominion Freight Line, Inc.	*†	1,783	41,883
PAM Transportation Services, Inc.	*	338	1,855
Ryder System, Inc.		2,660	75,304
Saia, Inc.	*	1,662	19,861
Union Pacific Corp.		19,618	806,496
Werner Enterprises, Inc.	†	2,915	44,075
YRC Worldwide, Inc.	*†	2,278	10,228
			3,013,322
Semiconductors & Semiconductor Equipment—2.5%
Actel Corp.	*†	1,140	11,537
Advanced Energy Industries, Inc.	*†	1,428	10,753
Advanced Micro Devices, Inc.	*	21,447	65,413
Aetrium, Inc.	*	614	903
Altera Corp.		10,928	191,786
Amkor Technology, Inc.	*†	7,211	19,325
Anadigics, Inc.	*	957	1,981
Analog Devices, Inc.		12,287	236,771
Applied Materials, Inc.		53,844	578,823
Applied Micro Circuits Corp.	*	3,186	15,484
Asyst Technologies, Inc.	*†	1,782	499
Atheros Communications, Inc.	*†	2,700	39,582
Atmel Corp.	*	18,733	68,001
ATMI, Inc.	*	1,559	24,055
Axcelis Technologies, Inc.	*	4,095	1,556
AXT, Inc.	*	946	804
Broadcom Corp., Class A	*	16,147	322,617
Brooks Automation, Inc.	*†	3,103	14,305
Cabot Microelectronics Corp.	*	1,049	25,207
California Micro Devices Corp.	*	745	1,810
Ceva, Inc.	*	692	5,038
Cirrus Logic, Inc.	*†	2,946	11,077
Cohu, Inc.	†	859	6,185
Conexant Systems, Inc.	*	2,046	1,330
Cree, Inc.	*†	3,097	72,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cymer, Inc.	*	1,498	$33,346
Cypress Semiconductor Corp.	*†	4,876	33,011
Diodes, Inc.	*†	2,400	25,464
DSP Group, Inc.	*	1,194	5,158
Electroglas, Inc.	*†	1,990	100
Emcore Corp.	*	1,219	914
Entegris, Inc.	*	5,738	4,935
Exar Corp.	*†	1,758	10,970
Fairchild Semiconductor International, Inc.	*	4,903	18,288
FEI Co.	*	1,368	21,108
Formfactor, Inc.	*†	1,417	25,534
FSI International, Inc.	*	1,479	478
Hifn, Inc.	*	681	2,697
Integrated Device Technology, Inc.	*	8,168	37,164
Integrated Silicon Solution, Inc.	*	1,269	1,916
Intel Corp.		218,122	3,282,736
International Rectifier Corp.	*	2,631	35,545
Intersil Corp., Class A		5,757	66,206
IXYS Corp.		1,329	10,712
KLA-Tencor Corp.		7,679	153,580
Kopin Corp.	*	2,431	5,640
Kulicke & Soffa Industries, Inc.	*†	2,008	5,261
Lam Research Corp.	*†	5,335	121,478
Lattice Semiconductor Corp.	*	4,395	6,065
Linear Technology Corp.	†	8,638	198,501
LSI Corp.	*	30,700	93,328
LTX-Credence Corp.	*	4,076	1,141
Marvell Technology Group Ltd. (Bermuda)	*	18,500	169,460
Mattson Technology, Inc.	*†	1,760	1,480
Maxim Integrated Products, Inc.	†	12,451	164,478
MEMC Electronic Materials, Inc.	*	8,113	133,783
Micrel, Inc.		3,731	26,266
Microchip Technology, Inc.	†	6,974	147,779
Micron Technology, Inc.	*†	25,902	105,162
Microsemi Corp.	*†	2,474	28,698
Mindspeed Technologies, Inc.	*†	801	993
MIPS Technologies, Inc.	*	2,228	6,528
MKS Instruments, Inc.	*	2,455	36,015
MoSys, Inc.	*†	1,251	2,377
National Semiconductor Corp.	†	10,460	107,424
Netlogic Microsystems, Inc.	*†	1,068	29,349
Novellus Systems, Inc.	*†	2,876	47,828
NVE Corp.	*	348	10,026
Nvidia Corp.	*	20,184	199,014
Omnivision Technologies, Inc.	*	2,354	15,819
ON Semiconductor Corp.	*†	10,008	39,031
PDF Solutions, Inc.	*	974	1,539
Pericom Semiconductor Corp.	*†	1,023	7,478
Photronics, Inc.	*†	1,388	1,333
PLX Technology, Inc.	*	1,050	2,279
Power Integrations, Inc.	†	1,952	33,574
QuickLogic Corp.	*	1,050	1,859
Rambus, Inc.	*†	4,071	38,512
Ramtron International Corp.	*	1,920	1,920
RF Micro Devices, Inc.	*	8,143	10,830
Rudolph Technologies, Inc.	*	1,247	3,778
Semitool, Inc.	*	1,060	2,947
Semtech Corp.	*	2,970	39,650
Sigma Designs, Inc.	*†	1,320	16,421
Silicon Image, Inc.	*	2,948	7,075
Silicon Laboratories, Inc.	*†	2,124	56,074
Silicon Storage Technology, Inc.	*†	3,793	$6,258
Skyworks Solutions, Inc.	*†	5,822	46,925
Standard Microsystems Corp.	*†	806	14,992
Tegal Corp.	*	312	343
Teradyne, Inc.	*	7,938	34,768
Tessera Technologies, Inc.	*	1,560	20,857
Texas Instruments, Inc.		52,415	865,372
Transwitch Corp.	*	3,432	1,030
Trident Microsystems, Inc.	*†	3,018	4,406
TriQuint Semiconductor, Inc.	*	4,918	12,147
Ultratech, Inc.	*	971	12,128
Varian Semiconductor Equipment Associates, Inc.	*†	3,367	72,929
Veeco Instruments, Inc.	*	1,294	8,631
Virage Logic Corp.	*	901	2,928
White Electronic Designs Corp.	*	514	2,061
Xilinx, Inc.		11,904	228,081
Zoran Corp.	*	1,650	14,520
			8,774,145
Software—3.9%
ACI Worldwide, Inc.	*†	1,298	24,338
Activision Blizzard, Inc.	*	23,814	249,094
Actuate Corp.	*	2,084	6,377
Adobe Systems, Inc.	*	20,400	436,356
Advent Software, Inc.	*†	1,451	48,333
American Software, Inc., Class A		1,950	10,276
ANSYS, Inc.	*†	2,396	60,140
Ariba, Inc.	*†	2,075	18,115
Authentidate Holding Corp.	*	1,023	409
Autodesk, Inc.	*	9,258	155,627
Blackbaud, Inc.		2,650	30,767
Blackboard, Inc.	*†	1,400	44,436
BMC Software, Inc.	*	8,825	291,225
Borland Software Corp.	*	2,936	1,351
CA, Inc.		17,506	308,281
Cadence Design Systems, Inc.	*	10,745	45,129
Callidus Software, Inc.	*	172	499
Catapult Communications Corp.	*	750	5,227
Citrix Systems, Inc.	*†	6,809	154,156
Compuware Corp.	*	7,505	49,458
Concur Technologies, Inc.	*†	2,083	39,973
DataTRAK International, Inc.	*	3,924	863
Datawatch Corp.	*	3,500	4,655
Ebix, Inc.	*	2,739	68,064
Electronic Arts, Inc.	*	12,060	219,371
Entrust, Inc.	*†	2,200	3,322
Epicor Software Corp.	*	1,693	6,450
EPIQ Systems, Inc.	*†	1,087	19,599
ePresence, Inc.	*‡δ	1,173	—
Evans & Sutherland Computer Co.	*	1,882	489
Evolving Systems, Inc.	*	1,054	1,370
Factset Research Systems, Inc.	†	1,490	74,485
Fair Isaac Corp.		3,039	42,759
FalconStor Software, Inc.	*	1,373	3,281
Informatica Corp.	*	3,171	42,047
Interactive Intelligence, Inc.	*	950	8,607
Intuit, Inc.	*	11,145	300,915
Jack Henry & Associates, Inc.	†	3,591	58,605
JDA Software Group, Inc.	*	1,256	14,507
Kenexa Corp.	*	1,681	9,061
Lawson Software, Inc.	*†	8,700	36,975
Macrovision Solutions Corp.	*	3,817	67,904
Magma Design Automation, Inc.	*†	1,429	1,072

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Manhattan Associates, Inc.	*†	1,346	$23,313
McAfee, Inc.	*†	6,724	225,254
Mentor Graphics Corp.	*	2,745	12,188
Micros Systems, Inc.	*†	3,428	64,275
Microsoft Corp.		311,954	5,730,595
MicroStrategy, Inc., Class A	*	513	17,539
Netscout Systems, Inc.	*	1,250	8,950
Novell, Inc.	*	15,492	65,996
Nuance Communications, Inc.	*†	4,541	49,315
Oracle Corp.	*	152,206	2,750,362
Parametric Technology Corp.	*	4,423	44,142
Pegasystems, Inc.		2,141	39,758
Phoenix Technologies Ltd.	*†	907	1,469
PLATO Learning, Inc.	*	1,825	3,249
Progress Software Corp.	*	1,322	22,950
QAD, Inc.	†	1,363	3,448
Quality Systems, Inc.	†	768	34,752
Quest Software, Inc.	*	3,847	48,780
Radiant Systems, Inc.	*	1,019	4,494
Red Hat, Inc.	*	7,251	129,358
Renaissance Learning, Inc.	†	1,353	12,136
Salesforce.com, Inc.	*†	3,583	117,272
Scientific Learning Corp.	*	3,145	5,661
Soapstone Networks, Inc.	*	711	2,545
Solera Holdings, Inc.	*	1,099	27,233
Sonic Foundry, Inc.	*	1,200	840
Sonic Solutions, Inc.	*†	889	1,067
SourceForge, Inc.	*	2,018	1,675
SPSS, Inc.	*†	690	19,617
SumTotal Systems, Inc.	*	317	536
Sybase, Inc.	*†	3,825	115,859
Symantec Corp.	*	34,469	514,967
Symyx Technologies, Inc.	*	1,374	6,114
Synopsys, Inc.	*	6,501	134,766
Take-Two Interactive Software, Inc.	*	2,643	22,069
TeleCommunication Systems, Inc., Class A	*	1,200	11,004
THQ, Inc.	*†	2,914	8,859
TIBCO Software, Inc.	*	8,337	48,938
TiVo, Inc.	*	2,696	18,980
Tyler Technologies, Inc.	*†	1,886	27,592
Ultimate Software Group, Inc.	*†	1,242	21,437
VASCO Data Security International, Inc.	*	3,804	21,949
Versant Corp.	*	330	5,673
VMware, Inc., Class A	*†	1,500	35,430
Wayside Technology Group, Inc.		1,787	12,420
Wind River Systems, Inc.	*†	3,206	20,518
			13,459,312
Specialty Retail—2.3%
A.C. Moore Arts & Crafts, Inc.	*	876	1,656
Aaron Rents, Inc.	†	1,939	51,694
Abercrombie & Fitch Co., Class A	†	3,072	73,114
Advance Auto Parts, Inc.		4,485	184,244
Aeropostale, Inc.	*†	3,604	95,722
American Eagle Outfitters, Inc.	†	8,736	106,929
America’s Car-Mart, Inc.	*†	354	4,811
AnnTaylor Stores Corp.	*	2,733	14,212
Asbury Automotive Group, Inc.		1,342	5,784
AutoNation, Inc.	*†	5,363	74,438
AutoZone, Inc.	*†	1,524	247,833
Barnes & Noble, Inc.	†	828	17,703
Bebe Stores, Inc.	†	790	$5,269
Bed Bath & Beyond, Inc.	*	10,125	250,594
Best Buy Co., Inc.		13,673	519,027
Big 5 Sporting Goods Corp.		1,071	6,287
Blockbuster, Inc., Class A	*	7,850	5,652
Borders Group, Inc.	*	3,342	2,105
Brown Shoe Co., Inc.	†	1,791	6,716
Buckle, Inc. (The)	†	1,236	39,465
Carmax, Inc.	*†	8,516	105,939
Casual Male Retail Group, Inc.	*	1,930	946
Cato Corp. (The), Class A		1,761	32,191
Charlotte Russe Holding, Inc.	*†	1,100	8,965
Charming Shoppes, Inc.	*†	3,138	4,393
Chico’s FAS, Inc.	*†	7,236	38,857
Children’s Place Retail Stores, Inc. (The)	*	1,144	25,042
Christopher & Banks Corp.		1,528	6,250
Coldwater Creek, Inc.	*†	1,528	3,835
Collective Brands, Inc.	*	2,964	28,869
Cost Plus, Inc.	*†	1,014	963
Destination Maternity Corp.	*†	600	3,786
Dick’s Sporting Goods, Inc.	*†	2,480	35,390
Dress Barn, Inc.	*†	1,900	23,351
Finish Line, Inc. (The), Class A		1,917	12,691
Foot Locker, Inc.		5,840	61,203
GameStop Corp., Class A	*	4,410	123,568
Gap, Inc. (The)		22,382	290,742
Genesco, Inc.	*	921	17,342
Group 1 Automotive, Inc.	†	1,068	14,920
Guess?, Inc.		3,548	74,792
Gymboree Corp.	*	1,400	29,890
Haverty Furniture Cos., Inc.	†	1,111	11,699
Hibbett Sports, Inc.	*†	1,396	26,831
Home Depot, Inc.		67,122	1,581,394
Hot Topic, Inc.	*†	1,824	20,411
J. Crew Group, Inc.	*†	2,206	29,075
Jo-Ann Stores, Inc.	*†	1,266	20,686
JOS A. Bank Clothiers, Inc.	*†	577	16,046
Kirkland’s, Inc.	*	833	4,065
Limited Brands, Inc.		10,407	90,541
Lithia Motors, Inc., Class A		862	1,940
Lowe’s Cos., Inc.		57,560	1,050,470
MarineMax, Inc.	*	800	1,568
Men’s Wearhouse, Inc. (The)		2,437	36,896
Midas, Inc.	*	1,277	10,114
Monro Muffler, Inc.		991	27,084
Office Depot, Inc.	*	11,792	15,448
OfficeMax, Inc.		3,587	11,191
O’Reilly Automotive, Inc.	*†	5,624	196,896
Pacific Sunwear of California, Inc.	*†	3,025	5,022
Penske Auto Group, Inc.		1,654	15,432
Pep Boys-Manny, Moe & Jack (The)	†	2,200	9,702
PetSmart, Inc.		5,983	125,404
Pier 1 Imports, Inc.	*	3,712	2,079
RadioShack Corp.		6,811	58,370
Rent-A-Center, Inc.	*	3,377	65,412
Ross Stores, Inc.		6,350	227,838
Sally Beauty Holdings, Inc.	*†	3,659	20,783
Select Comfort Corp.	*	2,104	1,515
Sherwin-Williams Co. (The)		3,738	194,264
Signet Jewelers Ltd. (Bermuda)	†	3,344	38,289
Sonic Automotive, Inc., Class A	†	1,649	2,638
Stage Stores, Inc.		2,236	22,539
Staples, Inc.		27,647	500,687
Stein Mart, Inc.	*†	1,261	3,644
Systemax, Inc.	*	1,358	17,545

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Talbots, Inc.	†	375	$1,316
Tiffany & Co.	†	5,242	113,018
TJX Cos., Inc.		15,739	403,548
Tractor Supply Co.	*†	1,549	55,857
Trans World Entertainment Corp.	*	1,932	1,179
TravelCenters of America LLC	*	292	534
Tween Brands, Inc.	*	1,485	3,178
Urban Outfitters, Inc.	*	5,012	82,046
Walking Co. Holdings, Inc. (The)	*	1,620	3,451
West Marine, Inc.	*†	803	4,296
Wet Seal, Inc. (The), Class A	*	1,246	4,187
Williams-Sonoma, Inc.		3,877	39,080
Zale Corp.	*†	2,300	4,485
			7,836,873
Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	*	1,476	27,764
Charles & Colvard Ltd.	*	1,843	645
Cherokee, Inc.	†	994	15,506
Coach, Inc.	*	14,097	235,420
Columbia Sportswear Co.		652	19,508
CROCS, Inc.	*†	3,600	4,284
Culp, Inc.	*	888	2,735
Deckers Outdoor Corp.	*†	645	34,211
Fossil, Inc.	*	3,154	49,518
Hallwood Group, Inc.		100	888
Hanesbrands, Inc.	*†	4,099	39,227
Iconix Brand Group, Inc.	*†	2,737	24,222
Jones Apparel Group, Inc.		4,641	19,585
Kenneth Cole Productions, Inc., Class A	†	956	6,109
K-Swiss, Inc., Class A		1,476	12,605
Lazare Kaplan International, Inc.	*	1,139	1,207
Liz Claiborne, Inc.		4,930	12,177
Movado Group, Inc.	†	1,678	12,652
NIKE, Inc., Class B		10,910	511,570
Oxford Industries, Inc.	†	936	5,775
Phillips-Van Heusen Corp.		1,267	28,735
Polo Ralph Lauren Corp.	†	2,143	90,542
Quiksilver, Inc.	*†	4,288	5,489
Skechers U.S.A., Inc., Class A	*	1,935	12,906
Steven Madden Ltd.	*	751	14,104
Tarrant Apparel Group	*	1,106	885
Timberland Co. (The), Class A	*†	2,970	35,462
Under Armour, Inc., Class A	*†	1,937	31,825
Unifi, Inc.	*†	2,629	1,683
V.F. Corp.		3,785	216,161
Warnaco Group, Inc. (The)	*†	4,413	105,912
Wolverine World Wide, Inc.		2,589	40,337
			1,619,649
Thrifts & Mortgage Finance—0.3%
Anchor Bancorp Wisconsin, Inc.		1,411	1,905
Astoria Financial Corp.	†	3,465	31,843
Bank Mutual Corp.		3,756	34,029
BankAtlantic Bancorp, Inc., Class A	†	442	888
BankUnited Financial Corp., Class A		793	182
Beneficial Mutual Bancorp, Inc.	*†	969	9,545
Brookline Bancorp, Inc.		3,765	35,768
Capitol Federal Financial	†	2,115	79,968
CFS Bancorp, Inc.	†	1,873	$7,305
Charter Financial Corp.	†	350	3,063
Corus Bankshares, Inc.	*	702	190
Dime Community Bancshares, Inc.	†	1,638	15,364
Doral Financial Corp. (Puerto Rico)	*†	221	398
Federal Home Loan Mortgage Corp.	†	25,235	19,179
Federal National Mortgage Association	†	37,770	26,439
First Financial Service Corp.		402	4,498
First Niagara Financial Group, Inc.		4,217	45,965
Flagstar Bancorp, Inc.	*†	2,110	1,583
Guaranty Financial Group, Inc.	*†	1,502	1,577
Harrington West Financial Group, Inc.		1,171	1,797
Hudson City Bancorp, Inc.		20,250	236,723
MGIC Investment Corp.	†	4,084	5,799
NASB Financial, Inc.	†	528	13,152
New York Community Bancorp, Inc.	†	12,640	141,189
NewAlliance Bancshares, Inc.		4,600	54,004
Northwest Bancorp, Inc.		2,048	34,611
Ocwen Financial Corp.	*†	3,358	38,382
Parkvale Financial Corp.		616	6,764
People’s United Financial, Inc.	†	6,597	118,548
PMI Group, Inc. (The)	†	3,929	2,436
Provident Financial Services, Inc.		943	10,194
Provident New York Bancorp		3,670	31,378
Radian Group, Inc.	†	3,844	6,996
Riverview Bancorp, Inc.		2,600	10,062
TFS Financial Corp.		3,398	41,218
Tree.com, Inc.	*	314	1,451
Triad Guaranty, Inc.	*	692	111
Trustco Bank Corp.		3,435	20,679
United Western Bancorp, Inc.		973	4,748
Washington Federal, Inc.	†	3,379	44,907
Westfield Financial, Inc.	†	4,068	35,798
			1,180,636
Tobacco—1.4%
Alliance One International, Inc.	*	2,000	7,680
Altria Group, Inc.		82,016	1,313,896
Lorillard, Inc.		6,904	426,253
Philip Morris International, Inc.		80,900	2,878,422
Reynolds American, Inc.		6,595	236,365
Universal Corp.	†	1,078	32,254
Vector Group Ltd.		2,508	32,579
			4,927,449
Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	†	2,056	34,685
Beacon Roofing Supply, Inc.	*	2,570	34,412
Building Materials Holding Corp.	*	1,800	450
Fastenal Co.	†	5,638	181,290
GATX Corp.	†	1,766	35,726
H&E Equipment Services, Inc.	*†	1,600	10,480
Interline Brands, Inc.	*	982	8,278
MSC Industrial Direct Co., Class A		1,782	55,367
United Rentals, Inc.	*	2,798	11,779
W.W. Grainger, Inc.	†	2,817	197,697

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Watsco, Inc.		553	$18,819
WESCO International, Inc.	*	1,550	28,086
Willis Lease Finance Corp.	*	1,234	13,056
			630,125
Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC		2,000	2,760
Water Utilities—0.1%
American States Water Co.	†	1,261	45,800
American Water Works Co., Inc.	†	2,266	43,598
Aqua America, Inc.	†	4,329	86,580
California Water Service Group	†	965	40,395
Connecticut Water Service, Inc.	†	500	10,140
SJW Corp.	†	1,010	25,684
			252,197
Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	15,861	482,650
Centennial Communications Corp.	*†	3,036	25,077
Crown Castle International Corp.	*†	8,983	183,343
iPCS, Inc.	*	700	6,797
Leap Wireless International, Inc.	*†	2,100	73,227
MetroPCS Communications, Inc.	*†	7,134	121,849
NII Holdings, Inc.	*	5,995	89,925
SBA Communications Corp., Class A	*†	2,105	49,047
Sprint Nextel Corp.	*	115,766	413,285
Telephone & Data Systems, Inc.		3,518	93,262
United States Cellular Corp.	*	680	22,671
			1,561,133
TOTAL COMMON STOCKS
(Cost $381,604,954)			335,508,952

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
0.186%	06/18/2009	‡‡
(Cost $1,124,546)			$1,125,000	1,124,634

		Shares	Value
RIGHTS—0.0%
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,756	650
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,806	—
TOTAL RIGHTS
(Cost $—)			650

		Shares	Value
WARRANTS—0.0%
Diversified Financial Services—0.0%
Equitex, Inc., Class A, Expires 02/07/2010	*‡δ	264	$—
Equitex, Inc., Class B, Expires 02/07/2010	*‡δ	264	—
Pegasus Wireless Corp., Expires 12/31/2009	*‡δ	540	—
TOTAL WARRANTS
(Cost $—)			—

CASH EQUIVALENTS—13.2%
Institutional Money Market Funds—12.4%
AIM Short-Term Investments Trust Prime Assets Portfolio	††	34,368,503	34,368,503
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		8,367,083	8,367,083
			42,735,586

Coupon Rate	Maturity Date		Face	Value
Medium Term Notes—0.8%
BBVA Senior Finance SA
1.213%	04/17/2009	#††	$1,999,001	1,999,001
General Electric Capital Corp.
1.189%	10/26/2009	#††	733,463	733,464
				2,732,465
TOTAL CASH EQUIVALENTS
(Cost $45,468,051)				45,468,051
TOTAL INVESTMENTS—110.6%
(Cost $428,197,551)				382,102,287
Other assets less liabilities—(10.6%)				(36,532,728)
NET ASSETS—100.0%				$345,569,559

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.

δ	Security has no market value at 03/31/2009.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—96.9%
Aerospace & Defense—0.9%
AAR Corp.	*†	3,869	$48,517
Alliant Techsystems, Inc.	*	2,524	169,058
American Science & Engineering, Inc.		1,020	56,916
Applied Signal Technology, Inc.		2,274	46,003
Astronics Corp.	*	716	7,876
Astronics Corp., Class B	*	179	1,835
Axsys Technologies, Inc.	*†	885	37,205
BE Aerospace, Inc.	*	8,464	73,383
Ceradyne, Inc.	*	2,334	42,315
Cubic Corp.		1,262	31,966
Curtiss-Wright Corp.		3,943	110,601
Ducommun, Inc.		852	12,388
DynCorp International, Inc., Class A	*	1,953	26,033
Esterline Technologies Corp.	*	2,519	50,859
GenCorp, Inc.	*†	4,016	8,514
HEICO Corp., Class A		1,598	32,967
Herley Industries, Inc.	*†	1,550	18,538
Hexcel Corp.	*	8,244	54,163
Innovative Solutions & Support, Inc.		1,200	5,076
Kratos Defense & Security Solutions, Inc.	*	14,428	11,254
Kreisler Manufacturing Corp.	*	1,250	4,987
Ladish Co., Inc.	*	2,037	14,789
Moog, Inc., Class A	*	3,584	81,966
Orbital Sciences Corp.	*	5,400	64,206
Spirit Aerosystems Holdings, Inc., Class A	*†	8,148	81,236
Taser International, Inc.	*	6,942	32,489
Teledyne Technologies, Inc.	*	2,702	72,089
TransDigm Group, Inc.	*	2,195	72,084
Triumph Group, Inc.		1,480	56,536
			1,325,849
Air Freight & Logistics—0.2%
Air T, Inc.		563	3,220
Air Transport Services Group, Inc.	*	5,626	4,332
Atlas Air Worldwide Holdings, Inc.	*	1,188	20,612
Dynamex, Inc.	*	2,145	28,057
Forward Air Corp.	†	2,629	42,669
HUB Group, Inc., Class A	*	3,172	53,924
Pacer International, Inc.		3,711	12,988
UTi Worldwide, Inc. (Virgin Islands, British)		8,059	96,305
			262,107
Airlines—0.6%
Airtran Holdings, Inc.	*†	12,396	56,402
Alaska Air Group, Inc.	*	3,191	56,066
Allegiant Travel Co.	*†	1,364	62,007
AMR Corp.	*†	22,611	72,129
Continental Airlines, Inc., Class B	*	9,300	81,933
Delta Air Lines, Inc.	*	52,080	293,210
ExpressJet Holdings, Inc.	*	387	418
JetBlue Airways Corp.	*	16,606	60,612
Mesa Air Group, Inc.	*	2,928	373
Pinnacle Airlines Corp.	*	4,709	6,546
Republic Airways Holdings, Inc.	*	3,638	23,574
Skywest, Inc.		5,070	63,071
UAL Corp.	*	10,705	$47,958
US Airways Group, Inc.	*†	8,416	21,293
			845,592
Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.		2,814	3,714
Amerigon, Inc.	*†	6,624	24,509
ArvinMeritor, Inc.		5,690	4,495
BorgWarner, Inc.	†	10,675	216,702
Cooper Tire & Rubber Co.	†	3,864	15,610
Dana Holding Corp.	*	5,121	2,356
Drew Industries, Inc.	*	1,570	13,628
Exide Technologies	*	9,741	29,223
Fuel Systems Solutions, Inc.	*	2,117	28,537
Gentex Corp.	†	11,177	111,323
Lear Corp.	*	4,509	3,382
Modine Manufacturing Co.	†	8,209	20,522
Noble International Ltd.	†	1,109	212
Proliance International, Inc.	*	2,240	381
Quantum Fuel Systems Technologies Worldwide, Inc.	*	11,052	8,842
Shiloh Industries, Inc.	*	1,441	2,954
Spartan Motors, Inc.		6,140	24,683
Standard Motor Products, Inc.		2,540	6,985
Strattec Security Corp.		124	1,034
Superior Industries International, Inc.	†	2,013	23,854
Tenneco, Inc.	*†	7,951	12,960
TRW Automotive Holdings Corp.	*	7,855	25,293
WABCO Holdings, Inc.		6,612	81,394
			662,593
Automobiles—0.1%
Coachmen Industries, Inc.	*†	2,275	1,479
Thor Industries, Inc.		3,595	56,154
Winnebago Industries, Inc.		3,534	18,765
			76,398
Beverages—0.3%
Boston Beer Co., Inc., Class A	*†	1,180	24,615
Central European Distribution Corp.	*	2,904	31,247
Coca-Cola Bottling Co. Consolidated		437	22,746
Hansen Natural Corp.	*	6,439	231,804
Jones Soda Co.	*	1,928	1,754
PepsiAmericas, Inc.		5,363	92,512
			404,678
Biotechnology—2.5%
Aastrom Biosciences, Inc.	*†	3,290	1,236
Abraxis Bioscience, Inc.	*	728	34,711
Acorda Therapeutics, Inc.	*	3,687	73,039
Alexion Pharmaceuticals, Inc.	*†	6,812	256,540
Alkermes, Inc.	*	8,470	102,741
Alnylam Pharmaceuticals, Inc.	*†	3,514	66,907
Alseres Pharmaceuticals, Inc.	*†	724	724
Amylin Pharmaceuticals, Inc.	*	11,601	136,312
Antigenics, Inc.	*	9,214	4,515
ARCA Biopharma, Inc.	*†	436	2,189
Arena Pharmaceuticals, Inc.	*	8,294	24,965
Ariad Pharmaceuticals, Inc.	*	12,199	14,517
Arqule, Inc.	*	4,724	19,557
Array Biopharma, Inc.	*†	4,170	11,009
AVI BioPharma, Inc.	*	7,700	5,082

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Avigen, Inc.	*	3,880	$4,734
BioCryst Pharmaceuticals, Inc.	*	3,943	8,635
BioMarin Pharmaceutical, Inc.	*†	8,533	105,383
Celera Corp.	*	8,151	62,192
Cell Genesys, Inc.	*	10,214	2,961
Cell Therapeutics, Inc.	*	529	201
Celldex Therapeutics, Inc.	*†	1,799	11,711
Cepheid, Inc.	*†	5,446	37,577
Cougar Biotechnology, Inc.	*	1,625	52,325
Cubist Pharmaceuticals, Inc.	*	4,798	78,495
CV Therapeutics, Inc.	*	6,183	122,918
Cytokinetics, Inc.	*	4,127	7,016
CytRx Corp.	*	10,564	3,697
Dendreon Corp.	*†	7,889	33,134
Dyax Corp.	*†	9,610	24,121
Entremed, Inc.	*	1,390	612
Enzon Pharmaceuticals, Inc.	*	4,016	24,377
EPIX Pharmaceuticals, Inc.	*	3,320	1,909
Exact Sciences Corp.	*	7,997	10,076
Facet Biotech Corp.	*	3,490	33,155
Genaera Corp.	*	797	191
Geron Corp.	*†	11,195	50,042
GTC Biotherapeutics, Inc.	*†	3,988	1,453
GTx, Inc.	*†	1,710	18,092
Halozyme Therapeutics, Inc.	*	5,974	32,618
Hana Biosciences, Inc.	*	3,510	491
Hemispherx Biopharma, Inc.	*	4,821	2,941
Human Genome Sciences, Inc.	*†	8,883	7,373
Idenix Pharmaceuticals, Inc.	*	3,110	9,579
Idera Pharmaceuticals, Inc.	*	1,932	12,500
Immunogen, Inc.	*†	5,986	42,501
Immunomedics, Inc.	*	6,421	6,164
Incyte Corp. Ltd.	*†	7,333	17,159
InterMune, Inc.	*	2,819	46,344
Isis Pharmaceuticals, Inc.	*	8,107	121,686
Keryx Biopharmaceuticals, Inc.	*	3,220	441
Lexicon Pharmaceuticals, Inc.	*†	7,724	8,419
Ligand Pharmaceuticals, Inc., Class B	*	9,497	28,301
MannKind Corp.	*†	6,322	22,001
Martek Biosciences Corp.	*	2,505	45,716
Maxygen, Inc.	*	2,991	20,339
Medarex, Inc.	*†	11,242	57,671
Metabolix, Inc.	*	2,162	14,745
Monogram Biosciences, Inc.	*†	6,663	16,924
Myriad Genetics, Inc.	*	7,814	355,303
Nabi Biopharmaceuticals	*	6,806	25,182
Neurobiological Technologies, Inc.	*	448	300
Neurocrine Biosciences, Inc.	*	6,840	24,282
Northfield Laboratories, Inc.	*†	1,890	865
Novavax, Inc.	*	11,268	11,493
NPS Pharmaceuticals, Inc.	*	7,595	31,899
Onyx Pharmaceuticals, Inc.	*	5,010	143,036
Orthologic Corp.	*	1,517	834
Oscient Pharmaceuticals Corp.	*	4,064	488
OSI Pharmaceuticals, Inc.	*†	4,789	183,227
Panacos Pharmaceuticals, Inc.	*	2,667	80
PDL BioPharma, Inc.		9,838	69,653
Peregrine Pharmaceuticals, Inc.	*	9,115	3,373
Poniard Pharmaceuticals, Inc.	*†	3,696	7,909
Progenics Pharmaceuticals, Inc.	*†	2,623	17,286
Regeneron Pharmaceuticals, Inc.	*	5,878	81,469
Repligen Corp.	*	3,422	16,391
Rigel Pharmaceuticals, Inc.	*†	3,086	18,948
RXi Pharmaceuticals Corp.	*†	524	$2,667
Sangamo Biosciences, Inc.	*†	8,595	36,357
Savient Pharmaceuticals, Inc.	*	3,970	19,652
Sciclone Pharmaceuticals, Inc.	*†	4,800	5,856
SIGA Technologies, Inc.	*†	4,650	23,575
StemCells, Inc.	*†	8,757	14,624
Targeted Genetics Corp.	*	3,456	1,417
Telik, Inc.	*	6,069	2,610
Theravance, Inc.	*†	4,427	75,259
TorreyPines Therapeutics, Inc.	*	346	59
Trimeris, Inc.	†	4,014	7,024
United Therapeutics Corp.	*†	1,968	130,065
Vanda Pharmaceuticals, Inc.	*	2,119	1,907
Vermillion, Inc.	*	150	45
Vertex Pharmaceuticals, Inc.	*†	12,891	370,358
Vion Pharmaceuticals, Inc.	*	450	248
XOMA Ltd.	*	12,047	6,385
Zymogenetics, Inc.	*	4,513	18,007
			3,671,097
Building Products—0.4%
American Woodmark Corp.		800	14,048
Ameron International Corp.	†	853	44,919
Apogee Enterprises, Inc.		2,250	24,705
Armstrong World Industries, Inc.	*	1,349	14,852
Gibraltar Industries, Inc.	†	1,868	8,817
Griffon Corp.	*	6,441	48,307
Insteel Industries, Inc.	†	1,400	9,744
Jewett-Cameron Trading Ltd.	*	1,575	7,780
Lennox International, Inc.	†	4,506	119,229
NCI Building Systems, Inc.	*†	1,232	2,735
Owens Corning, Inc.	*	8,816	79,697
Quanex Building Products Corp.		2,570	19,532
Simpson Manufacturing Co., Inc.		3,679	66,296
Trex Co., Inc.	*†	3,584	27,346
U.S. Home Systems, Inc.	*	1,292	2,584
Universal Forest Products, Inc.		1,649	43,880
USG Corp.	*	6,605	50,264
			584,735
Capital Markets—1.9%
Affiliated Managers Group, Inc.	*	3,775	157,455
AllianceBernstein Holding LP		2,430	35,770
BGC Partners, Inc., Class A		6,185	13,669
BlackRock, Inc.	†	1,651	214,696
Blackstone Group LP (The)		12,504	90,654
Calamos Asset Management, Inc., Class A		1,520	7,311
Cowen Group, Inc.	*	1,468	7,149
Deerfield Capital Corp.		522	522
Diamond Hill Investment Group, Inc.	*	649	25,519
Eaton Vance Corp.	†	9,490	216,847
Evercore Partners, Inc., Class A	†	2,490	38,471
FCStone Group, Inc.	*	4,434	10,110
GAMCO Investors, Inc., Class A	†	1,039	33,923
GFI Group, Inc.		4,612	14,805
GLG Partners, Inc.		20,843	59,194
Greenhill & Co., Inc.		1,005	74,219
Investment Technology Group, Inc.	*	3,741	95,470
Jefferies Group, Inc.		9,523	131,417
KBW, Inc.	*†	2,524	51,363
Kent Financial Services, Inc.	*	2,200	3,333

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Knight Capital Group, Inc., Class A	*	7,161	$105,553
LaBranche & Co., Inc.	*	5,402	20,203
Lazard Ltd., Class A (Bermuda)		6,632	194,981
MF Global Ltd. (Bermuda)	*†	9,974	42,190
optionsXpress Holdings, Inc.		3,947	44,877
Penson Worldwide, Inc.	*†	2,610	16,782
Piper Jaffray Cos.	*	1,712	44,152
Raymond James Financial, Inc.	†	8,210	161,737
Sanders Morris Harris Group, Inc.		2,882	11,240
SEI Investments Co.		11,788	143,932
Siebert Financial Corp.		1,470	2,058
Stifel Financial Corp.	*	1,994	86,360
SWS Group, Inc.	†	2,331	36,200
TD Ameritrade Holding Corp.	*	19,427	268,287
Teton Advisors, Inc.	*‡	16	6
thinkorswim Group, Inc.	*	5,166	44,634
Thomas Weisel Partners Group, Inc.	*	2,162	7,740
TradeStation Group, Inc.	*	3,191	21,061
U.S. Global Investors, Inc., Class A		934	4,549
Virtus Investment Partners, Inc.	*†	494	3,216
W.P. Carey & Co. LLC		2,410	53,478
Waddell & Reed Financial, Inc., Class A	†	7,326	132,381
Westwood Holdings Group, Inc.	†	1,768	69,111
			2,796,625
Chemicals—2.5%
A. Schulman, Inc.		2,297	31,124
Airgas, Inc.		5,928	200,426
Albemarle Corp.	†	7,589	165,213
Arch Chemicals, Inc.		2,418	45,845
Ashland, Inc.		4,840	49,997
Balchem Corp.		2,127	53,452
Cabot Corp.		4,167	43,795
Calgon Carbon Corp.	*	4,409	62,476
Celanese Corp., Class A		11,556	154,504
Cytec Industries, Inc.		4,124	61,942
Ferro Corp.	†	3,833	5,481
Flotek Industries, Inc.	*†	1,346	2,113
FMC Corp.		6,063	261,558
Georgia Gulf Corp.	†	6,311	4,481
H.B. Fuller Co.		4,230	54,990
Huntsman Corp.		8,501	26,608
ICO, Inc.	*	2,739	5,642
Intrepid Potash, Inc.	*†	2,930	54,058
Koppers Holdings, Inc.		2,428	35,255
Kronos Worldwide, Inc.	†	235	1,807
Landec Corp.	*	3,037	16,916
LSB Industries, Inc.	*	1,412	13,965
Lubrizol Corp.		5,588	190,048
Material Sciences Corp.	*	2,565	1,385
Minerals Technologies, Inc.		1,818	58,267
Mosaic Co. (The)		12,300	516,354
Nalco Holding Co.		10,928	142,829
NewMarket Corp.		1,151	50,989
NL Industries, Inc.	†	412	4,120
Olin Corp.		5,549	79,184
OM Group, Inc.	*†	3,099	59,873
Omnova Solutions, Inc.	*	3,769	6,558
Penford Corp.	†	2,075	7,532
PolyOne Corp.	*	7,843	18,117
Quaker Chemical Corp.		1,303	$10,346
Rockwood Holdings, Inc.	*	3,784	30,045
RPM International, Inc.		10,721	136,478
Scotts Miracle-Gro Co. (The), Class A	†	3,586	124,434
Sensient Technologies Corp.		4,270	100,345
Solutia, Inc.	*†	6,865	12,838
Spartech Corp.		2,131	5,242
Stepan Co.		1,197	32,678
Terra Industries, Inc.		8,410	236,237
Terra Nitrogen Co. LP		666	95,238
Valhi, Inc.	†	741	6,951
Valspar Corp.		7,934	158,442
W.R. Grace & Co.	*†	6,348	40,119
Westlake Chemical Corp.	†	2,003	29,304
Zep, Inc.		2,287	23,396
Zoltek Cos., Inc.	*†	3,934	26,791
			3,555,788
Commercial Banks—4.1%
1st Source Corp.		1,977	35,685
Alliance Bankshares Corp.	*	745	1,438
Amcore Financial, Inc.		2,073	3,317
AmericanWest Bancorp	*	1,951	2,341
Ameris Bancorp	†	3,012	14,187
Arrow Financial Corp.	†	1,177	27,883
Associated Banc-Corp		9,636	148,780
BancFirst Corp.		1,092	39,749
Bancorp, Inc. (The)/Delaware	*	2,979	12,571
BancorpSouth, Inc.		6,287	131,021
BancTrust Financial Group, Inc.	†	1,600	10,128
Bank of Hawaii Corp.	†	3,824	126,116
Bank of the Ozarks, Inc.	†	1,692	39,051
Banner Corp.	†	2,682	7,805
BOK Financial Corp.	†	2,311	79,845
Boston Private Financial Holdings, Inc.		8,952	31,422
Bryn Mawr Bank Corp.		1,548	26,084
Camden National Corp.	†	1,411	32,241
Capital Bank Corp.		1,283	5,851
Capital City Bank Group, Inc.	†	1,576	18,061
CapitalSource, Inc.	†	16,765	20,453
Capitol Bancorp Ltd.	†	1,172	4,864
Cardinal Financial Corp.		5,028	28,861
Cascade Bancorp	†	4,795	7,816
Cascade Financial Corp.		1,063	2,658
Cathay General Bancorp	†	5,713	59,587
Catskill Litigation Trust	*‡δ	583	—
Center Financial Corp.		3,188	8,990
Central Pacific Financial Corp.	†	2,937	16,447
Chemical Financial Corp.	†	2,317	48,217
Citizens Republic Bancorp, Inc.	*†	18,265	28,311
City Bank/Washington	†	1,647	5,435
City Holding Co.		1,962	53,543
City National Corp./California	†	3,185	107,557
CoBiz Financial, Inc.	†	3,329	17,477
Colonial BancGroup, Inc. (The)	†	13,873	12,486
Columbia Banking System, Inc.	†	2,974	19,034
Commerce Bancshares, Inc./Missouri		5,248	190,502
Community Bancorp/Nevada	*†	1,010	1,970
Community Bank System, Inc.	†	3,080	51,590
Community Trust Bancorp, Inc.		1,658	44,352
Cullen/Frost Bankers, Inc.	†	4,624	217,051

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
CVB Financial Corp.	†	6,148	$40,761
East West Bancorp, Inc.		10,012	45,755
Eastern Virginia Bankshares, Inc.		701	5,881
Fidelity Southern Corp.		1,394	3,485
Financial Institutions, Inc.		2,448	18,654
First BanCorp. (Puerto Rico)	†	11,152	47,508
First Bancorp/North Carolina		2,459	29,434
First Busey Corp.	†	2,491	19,330
First Citizens BancShares, Inc./North Carolina, Class A		499	65,768
First Commonwealth Financial Corp.		6,466	57,353
First Financial Bancorp		4,349	41,446
First Financial Bankshares, Inc.	†	1,566	75,434
First Merchants Corp.		2,436	26,284
First Midwest Bancorp, Inc./Illinois	†	6,091	52,322
First of Long Island Corp. (The)		986	19,907
First State Bancorporation/ New Mexico		2,566	3,618
FirstMerit Corp.		6,084	110,729
FNB Corp./Pennsylvania	†	10,042	77,022
Frontier Financial Corp.	†	4,631	5,094
Fulton Financial Corp.	†	15,320	101,572
Glacier Bancorp, Inc.	†	5,600	87,976
Great Southern Bancorp, Inc.	†	1,809	25,344
Green Bankshares, Inc.	†	2,129	18,735
Guaranty Bancorp	*	4,150	7,263
Hancock Holding Co.	†	2,349	73,477
Hanmi Financial Corp.	†	5,069	6,590
Harleysville National Corp.	†	4,586	27,791
Heritage Commerce Corp.	†	2,635	13,834
Heritage Financial Corp./Washington		972	10,157
Horizon Financial Corp.	†	1,660	2,971
IBERIABANK Corp.	†	1,537	70,610
Independent Bank Corp./Massachusetts		2,234	32,952
Independent Bank Corp./Michigan	†	3,884	9,089
Integra Bank Corp.		1,659	3,136
International Bancshares Corp.	†	6,833	53,297
Investors Bancorp, Inc.	*†	4,407	37,327
Irwin Financial Corp.	*†	5,031	9,810
Lakeland Financial Corp.	†	1,455	27,921
Macatawa Bank Corp.		1,599	5,916
MainSource Financial Group, Inc.	†	3,185	25,607
MB Financial, Inc.		3,847	52,319
Merchants Bancshares, Inc.		1,298	24,013
Midsouth Bancorp, Inc.		1,241	12,708
Midwest Banc Holdings, Inc.	†	1,420	1,434
MidWestOne Financial Group, Inc.		1,494	13,932
Nara Bancorp, Inc.	†	3,860	11,348
National Penn Bancshares, Inc.	†	6,952	57,702
NBT Bancorp, Inc.	†	2,974	64,357
Northern States Financial Corp.		773	5,759
Old National Bancorp/Indiana		5,304	59,246
Old Second Bancorp, Inc.	†	1,975	12,541
Oriental Financial Group, Inc. (Puerto Rico)	†	5,322	25,971
Pacific Capital Bancorp		5,547	37,553
Pacific Premier Bancorp, Inc.	*	977	4,201
PacWest Bancorp		2,392	34,277
Park National Corp.	†	1,146	$63,890
Peapack Gladstone Financial Corp.	†	1,035	18,661
Peoples Bancorp, Inc./Ohio	†	1,235	16,030
Peoples Financial Corp./Mississippi		1,631	26,381
Pinnacle Financial Partners, Inc.	*†	2,764	65,534
Popular, Inc. (Puerto Rico)	†	23,481	51,189
Preferred Bank/California		3,314	17,365
PrivateBancorp, Inc.	†	3,006	43,467
Prosperity Bancshares, Inc.	†	4,202	114,925
Provident Bankshares Corp.		2,900	20,445
Renasant Corp.	†	2,255	28,323
Republic Bancorp, Inc./Kentucky, Class A	†	1,024	19,118
Royal Bancshares of Pennsylvania, Inc., Class A		882	1,852
S&T Bancorp, Inc.	†	2,764	58,624
Sandy Spring Bancorp, Inc.	†	2,239	24,987
Santander BanCorp (Puerto Rico)		511	4,027
Seacoast Banking Corp. of Florida		2,998	9,084
Security Bank Corp./Georgia		2,778	1,084
Shore Bancshares, Inc.	†	1,570	26,298
Sierra Bancorp	†	844	8,212
Signature Bank/New York	*	3,183	89,856
Simmons First National Corp., Class A		1,650	41,564
South Financial Group, Inc. (The)		10,203	11,223
Southwest Bancorp, Inc./Oklahoma		2,739	25,692
State Bancorp, Inc./New York		3,354	25,826
Sterling Bancorp/New York		3,135	31,037
Sterling Bancshares, Inc./Texas		8,065	52,745
Sterling Financial Corp./Washington	†	4,010	8,301
Suffolk Bancorp	†	1,614	41,948
Superior Bancorp	*	728	2,912
Susquehanna Bancshares, Inc.		7,650	71,375
SVB Financial Group	*	3,535	70,735
SY Bancorp, Inc.		1,644	39,949
Synovus Financial Corp.		24,599	79,947
TCF Financial Corp.	†	11,840	139,238
Texas Capital Bancshares, Inc.	*	3,110	35,019
Tompkins Financial Corp.	†	989	42,527
Trustmark Corp.		4,656	85,577
UCBH Holdings, Inc.		9,389	14,177
UMB Financial Corp.		2,633	111,876
Umpqua Holdings Corp.	†	5,769	52,267
Union Bankshares Corp./Virginia	†	2,131	29,514
United Bankshares, Inc.	†	4,222	72,787
United Community Banks, Inc./Georgia	†	3,968	16,508
Valley National Bancorp		11,321	140,041
Virginia Commerce Bancorp	*	2,314	8,770
W Holding Co., Inc. (Puerto Rico)	†	372	3,381
Washington Trust Bancorp, Inc.	†	1,813	29,461
Webster Financial Corp.	†	3,649	15,508
WesBanco, Inc.	†	2,340	53,422
West Coast Bancorp/Oregon	†	2,717	6,032
Westamerica Bancorporation		2,577	117,408
Western Alliance Bancorp	*†	3,145	14,341
Whitney Holding Corp./Louisiana		5,129	58,727
Wilmington Trust Corp.		5,828	56,473

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wilshire Bancorp, Inc.	†	2,608	$13,457
Wintrust Financial Corp.	†	2,780	34,194
			5,918,609
Commercial Services & Supplies—1.4%
ABM Industries, Inc.	†	4,088	67,043
ACCO Brands Corp.	*	6,182	6,058
American Reprographics Co.	*	3,490	12,355
APAC Customer Services, Inc.	*	1,972	6,705
ATC Technology Corp.	*	1,503	16,834
Bowne & Co., Inc.		3,987	12,798
Brink’s Co. (The)		3,422	90,546
Casella Waste Systems, Inc., Class A	*†	5,820	9,952
Cenveo, Inc.	*†	8,319	27,037
Clean Harbors, Inc.	*	1,895	90,960
Comfort Systems USA, Inc.		3,803	39,437
Consolidated Graphics, Inc.	*†	699	8,891
Copart, Inc.	*†	5,185	153,787
Cornell Cos., Inc.	*†	1,730	28,320
Corrections Corp. of America	*	11,315	144,945
Courier Corp.	†	1,904	28,884
Covanta Holding Corp.	*†	10,634	139,199
Deluxe Corp.		6,448	62,094
Ennis, Inc.		2,217	19,643
G&K Services, Inc., Class A		1,576	29,802
Geo Group, Inc. (The)	*†	4,245	56,246
Healthcare Services Group, Inc.		3,902	58,413
Herman Miller, Inc.		5,018	53,492
HNI Corp.		2,371	24,659
Interface, Inc., Class A	†	3,470	10,375
Intersections, Inc.	*	1,900	10,127
Kimball International, Inc., Class B		4,445	29,159
Knoll, Inc.		4,195	25,715
M&F Worldwide Corp.	*	1,251	14,649
McGrath Rentcorp		2,460	38,770
Metalico, Inc.	*†	1,513	2,572
Mine Safety Appliances Co.		2,725	54,555
Mobile Mini, Inc.	*†	3,320	38,247
Multi-Color Corp.		1,912	23,384
Nashua Corp.	*	1,542	1,542
Perma-Fix Environmental Services, Inc.	*	5,502	10,729
Rollins, Inc.		3,813	65,393
Standard Register Co. (The)	†	1,650	7,557
Steelcase, Inc., Class A		4,515	22,620
Sykes Enterprises, Inc.	*	3,519	58,521
Team, Inc.	*†	1,659	19,444
Tetra Tech, Inc.	*	5,114	104,223
TRC Cos., Inc.	*	998	2,395
United Stationers, Inc.	*	2,055	57,704
Viad Corp.		1,978	27,929
Virco Mfg. Corp.		799	2,301
Waste Connections, Inc.	*	7,178	184,475
			2,000,486
Communications Equipment—1.4%
3Com Corp.	*	31,336	96,828
ADC Telecommunications, Inc.	*†	10,538	46,262
Adtran, Inc.	†	4,390	71,162
Alliance Fiber Optic Products, Inc.	*	4,818	3,324
AltiGen Communications, Inc.	*	4,110	3,082
Anaren, Inc.	*	2,003	21,913
Arris Group, Inc.	*	10,285	$75,800
Avanex Corp.	*†	958	1,676
Avocent Corp.	*	3,935	47,771
Bel Fuse, Inc., Class A		546	6,787
Black Box Corp.		1,414	33,385
Blonder Tongue Laboratories, Inc.	*	2,285	2,079
Blue Coat Systems, Inc.	*†	3,077	36,955
Brocade Communications Systems, Inc.	*	34,724	119,798
CommScope, Inc.	*	7,195	81,735
Comtech Telecommunications Corp.	*	1,810	44,834
Digi International, Inc.	*†	2,517	19,305
Digital Angel Corp.	*	584	397
Ditech Networks, Inc.	*	3,980	4,099
EchoStar Corp., Class A	*	3,638	53,952
EMS Technologies, Inc.	*	1,782	31,114
Emulex Corp.	*	7,660	38,530
EndWave Corp.	*	912	1,788
Extreme Networks, Inc.	*	9,940	15,109
F5 Networks, Inc.	*	6,880	144,136
Finisar Corp.	*	42,557	18,725
Globecomm Systems, Inc.	*	5,067	29,338
Harmonic, Inc.	*	8,430	54,795
Harris Stratex Networks, Inc., Class A	*	4,485	17,267
Infinera Corp.	*†	8,890	65,786
Integrated Telecom Express, Inc.	*‡δ	1,103	—
InterDigital, Inc.	*	3,859	99,639
Ixia	*	5,492	28,394
KVH Industries, Inc.	*	3,755	18,625
Loral Space & Communications, Inc.	*	1,513	32,318
MRV Communications, Inc.	*	9,278	2,876
NETGEAR, Inc.	*	3,410	41,090
Network Engines, Inc.	*	1,330	692
Network Equipment Technologies, Inc.	*	2,454	8,687
Numerex Corp., Class A	*†	1,800	6,408
Oplink Communications, Inc.	*	1,808	13,922
Optelecom-NKF, Inc.	*	3,399	10,707
Optical Cable Corp.	*	241	576
Orbcomm, Inc.	*†	3,512	5,163
Palm, Inc.	*†	11,942	102,940
Parkervision, Inc.	*†	2,943	4,974
Performance Technologies, Inc.	*	794	2,056
Plantronics, Inc.		3,289	39,698
Polycom, Inc.	*†	6,298	96,926
Powerwave Technologies, Inc.	*	8,448	5,018
Proxim Wireless Corp.	*	2,197	373
Riverbed Technology, Inc.	*†	4,583	59,946
SCM Microsystems, Inc.	*	1,494	3,810
SeaChange International, Inc.	*	3,359	19,213
Sonus Networks, Inc.	*	17,431	27,367
Superior TeleCom, Inc.	*‡δ	2,014	—
Sycamore Networks, Inc.	*	14,775	39,449
Symmetricom, Inc.	*	6,110	21,385
Tekelec	*	4,995	66,084
Tollgrade Communications, Inc.	*	601	3,486
Utstarcom, Inc.	*	14,322	11,171
Viasat, Inc.	*	2,822	58,754
Westell Technologies, Inc., Class A	*	3,671	1,028
			2,020,507

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Computers & Peripherals—0.9%
ActivIdentity Corp.	*	5,830	$11,952
Adaptec, Inc.	*	7,841	18,818
Avid Technology, Inc.	*	2,658	24,294
Concurrent Computer Corp.	*	759	2,748
Cray, Inc.	*	7,548	26,418
Dataram Corp.	*	1,175	1,480
Diebold, Inc.		5,403	115,354
Dot Hill Systems Corp.	*	3,866	2,281
Electronics for Imaging, Inc.	*	3,912	38,338
Hutchinson Technology, Inc.	*†	2,054	5,340
Hypercom Corp.	*†	4,002	3,842
iGO, Inc.	*†	2,804	1,570
Imation Corp.		2,265	17,327
Immersion Corp.	*	5,977	17,513
InFocus Corp.	*	1,636	980
Intermec, Inc.	*†	4,513	46,935
Intevac, Inc.	*	3,057	15,927
NCR Corp.	*	12,628	100,393
Novatel Wireless, Inc.	*	2,949	16,573
Overland Storage, Inc.	*	1,282	385
Presstek, Inc.	*	6,107	12,641
Quantum Corp.	*	10,382	6,956
Rackable Systems, Inc.	*	3,088	12,537
Rimage Corp.	*	924	12,335
Seagate Technology (Cayman Islands)		39,067	234,793
STEC, Inc.	*†	2,756	20,312
Stratasys, Inc.	*†	1,962	16,226
Synaptics, Inc.	*†	3,209	85,873
TransAct Technologies, Inc.	*	889	2,303
Western Digital Corp.	*	18,419	356,223
Zoom Technologies, Inc.	*	542	753
			1,229,420
Construction & Engineering—1.2%
Aecom Technology Corp.	*	6,591	171,893
Dycom Industries, Inc.	*	5,316	30,780
EMCOR Group, Inc.	*	6,332	108,720
Furmanite Corp.	*	4,100	12,751
Granite Construction, Inc.	†	2,764	103,595
Insituform Technologies, Inc., Class A	*	2,980	46,607
KBR, Inc.		14,676	202,675
Layne Christensen Co.	*†	1,813	29,135
MasTec, Inc.	*	5,153	62,300
Northwest Pipe Co.	*	1,025	29,182
Perini Corp.	*†	4,186	51,488
Pike Electric Corp.	*	1,369	12,663
Quanta Services, Inc.	*	17,160	368,082
Shaw Group, Inc. (The)	*	6,997	191,788
Sterling Construction Co., Inc.	*†	1,751	31,238
URS Corp.	*	7,098	286,830
			1,739,727
Construction Materials—0.3%
Eagle Materials, Inc.		3,693	89,555
Headwaters, Inc.	*	2,476	7,775
Martin Marietta Materials, Inc.	†	3,415	270,809
Texas Industries, Inc.	†	2,313	57,825
U.S. Concrete, Inc.	*	4,770	9,540
			435,504
Consumer Finance—0.2%
Advance America Cash Advance Centers, Inc.	†	6,040	$10,208
Advanta Corp., Class A		2,170	1,107
AmeriCredit Corp.	*†	10,635	62,321
Cash America International, Inc.		3,353	52,508
CompuCredit Corp.	*†	2,840	6,958
Dollar Financial Corp.	*†	4,052	38,575
Ezcorp, Inc., Class A	*	4,463	51,637
First Cash Financial Services, Inc.	*†	2,180	32,525
First Marblehead Corp. (The)	*†	4,118	5,312
Nelnet, Inc., Class A	*	4,517	39,930
Rewards Network, Inc.	*	3,328	11,648
Student Loan Corp. (The)		247	10,730
World Acceptance Corp.	*†	1,219	20,845
			344,304
Containers & Packaging—0.8%
AEP Industries, Inc.	*	1,109	16,934
AptarGroup, Inc.		5,316	165,540
Caraustar Industries, Inc.	*	4,270	598
Crown Holdings, Inc.	*	13,181	299,604
Graphic Packaging Holding Co.	*	5,000	4,350
Greif, Inc., Class A	†	2,589	86,188
Myers Industries, Inc.		1,717	10,542
Packaging Corp. of America		8,287	107,897
Rock-Tenn Co., Class A		3,089	83,557
Silgan Holdings, Inc.		2,164	113,697
Sonoco Products Co.		8,131	170,588
Temple-Inland, Inc.	†	9,177	49,281
			1,108,776
Distributors—0.1%
Audiovox Corp., Class A	*	2,945	10,101
Design Within Reach, Inc.	*	1,210	654
LKQ Corp.	*†	11,819	168,657
Source Interlink Cos., Inc.	*†	5,950	1,101
			180,513
Diversified Consumer Services—1.4%
Brink’s Home Security Holdings, Inc.	*	3,497	79,032
Capella Education Co.	*†	1,374	72,822
Career Education Corp.	*	7,264	174,045
Coinstar, Inc.	*	2,537	83,112
Corinthian Colleges, Inc.	*†	7,377	143,483
DeVry, Inc.		5,049	243,261
Hillenbrand, Inc.		5,927	94,891
ITT Educational Services, Inc.	*†	3,223	391,337
Jackson Hewitt Tax Service, Inc.		5,730	29,911
K12, Inc.	*†	2,563	35,626
Learning Tree International, Inc.	*	766	6,488
Matthews International Corp., Class A		2,679	77,182
Pre-Paid Legal Services, Inc.	*	780	22,643
Princeton Review, Inc.	*†	2,409	10,479
Regis Corp.		3,970	57,366
Service Corp. International		20,728	72,341
Sotheby’s		6,063	54,567
Steiner Leisure Ltd. (Bahamas)	*†	1,645	40,154
Stewart Enterprises, Inc., Class A	†	6,846	22,181

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Strayer Education, Inc.	†	1,241	$223,219
Universal Technical Institute, Inc.	*†	2,513	30,156
Weight Watchers International, Inc.	†	3,776	70,045
			2,034,341
Diversified Financial Services—0.3%
Ampal-American Israel Corp., Class A (Israel)	*	1,392	2,380
Asset Acceptance Capital Corp.	*	3,797	20,162
Asta Funding, Inc.	†	650	1,592
Financial Federal Corp.	†	2,315	49,032
Interactive Brokers Group, Inc., Class A	*	3,657	58,987
KKR Financial Holdings LLC		13,586	12,092
MarketAxess Holdings, Inc.	*	2,620	20,017
Medallion Financial Corp.		2,518	18,658
MSCI, Inc., Class A	*	5,930	100,276
PHH Corp.	*†	5,881	82,628
Pico Holdings, Inc.	*	1,955	58,787
Portfolio Recovery Associates, Inc.	*†	1,413	37,925
Resource America, Inc., Class A		1,547	6,173
			468,709
Diversified Telecommunication Services—0.5%
8x8, Inc.	*	3,049	1,768
Alaska Communications Systems Group, Inc.		4,537	30,398
Cbeyond, Inc.	*†	3,092	58,222
Cincinnati Bell, Inc.	*	21,626	49,740
Cogent Communications Group, Inc.	*†	3,453	24,862
Consolidated Communications Holdings, Inc.		3,222	33,058
D&E Communications, Inc.		1,712	9,194
General Communication, Inc., Class A	*	3,847	25,698
Global Crossing Ltd. (Bermuda)	*	2,669	18,683
HickoryTech Corp.		2,286	12,299
IDT Corp., Class B	*†	1,600	1,856
Iowa Telecommunications Services, Inc.	†	3,540	40,568
Level 3 Communications, Inc.	*†	129,418	119,065
NTELOS Holdings Corp.		2,674	48,506
PAETEC Holding Corp.	*†	14,158	20,388
Premiere Global Services, Inc.	*	5,642	49,762
Shenandoah Telecommunications Co.		2,133	48,632
SureWest Communications		1,674	13,057
tw telecom Inc.	*†	12,915	113,006
XETA Technologies, Inc.	*	1,947	3,271
			722,033
Electric Utilities—1.2%
Allete, Inc.		1,972	52,633
Central Vermont Public Service Corp.	†	1,553	26,867
Cleco Corp.		5,001	108,472
DPL, Inc.		9,161	206,489
El Paso Electric Co.	*	4,189	59,023
Empire District Electric Co. (The)		4,248	61,341
Great Plains Energy, Inc.		9,893	$133,259
Hawaiian Electric Industries, Inc.		7,016	96,400
IDACORP, Inc.	†	3,338	77,976
ITC Holdings Corp.		4,310	188,002
MGE Energy, Inc.		2,174	68,198
NV Energy, Inc.		19,632	184,344
Portland General Electric Co.		5,312	93,438
UIL Holdings Corp.		2,136	47,676
Unisource Energy Corp.		2,749	77,494
Unitil Corp.	†	1,689	33,915
Westar Energy, Inc.		8,928	156,508
			1,672,035
Electrical Equipment—2.0%
A.O. Smith Corp.	†	1,478	37,216
Active Power, Inc.	*	3,953	2,372
Acuity Brands, Inc.		3,098	69,829
American Superconductor Corp.	*†	4,615	79,886
AMETEK, Inc.		8,948	279,804
AZZ, Inc.	*†	1,134	29,926
Baldor Electric Co.	†	4,046	58,627
Belden, Inc.		4,570	57,171
Brady Corp., Class A		4,341	76,532
C&D Technologies, Inc.	*†	5,424	10,034
Capstone Turbine Corp.	*†	15,089	10,864
Encore Wire Corp.		1,693	36,281
Energy Conversion Devices, Inc.	*†	4,956	65,766
EnerSys	*	4,170	50,540
Evergreen Solar, Inc.	*†	11,911	25,370
First Solar, Inc.	*†	4,012	532,392
Franklin Electric Co., Inc.		2,023	44,769
FuelCell Energy, Inc.	*	9,197	22,073
General Cable Corp.	*	5,839	115,729
GrafTech International Ltd.	*	15,124	93,164
GT Solar International, Inc.	*	4,396	29,189
Hubbell, Inc., Class B		4,476	120,673
II-VI, Inc.	*	1,982	34,051
LaBarge, Inc.	*	2,232	18,682
LSI Industries, Inc.		3,003	15,526
Magnetek, Inc.	*	4,586	8,255
Medis Technologies Ltd.	*	1,815	799
Microvision, Inc.	*	5,870	7,572
Orbit International Corp.	*	2,812	7,142
Plug Power, Inc.	*	8,935	7,773
Powell Industries, Inc.	*	1,046	36,934
Power-One, Inc.	*†	3,500	3,080
PowerSecure International, Inc.	*	2,650	9,063
Regal-Beloit Corp.	†	2,722	83,402
Roper Industries, Inc.		7,220	306,489
Servotronics, Inc.	*	705	5,640
Spire Corp.	*†	1,921	9,086
SunPower Corp., Class A	*†	5,550	131,979
SunPower Corp., Class B	*	2,746	54,371
Tech/Ops Sevcon, Inc.		720	972
Thomas & Betts Corp.	*	5,281	132,131
Ultralife Corp.	*	3,672	28,385
Universal Security Instruments, Inc.	*	266	1,013
Valence Technology, Inc.	*†	4,773	10,167
Vicor Corp.		3,481	17,022
Woodward Governor Co.		4,951	55,352
			2,833,093

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electronic Equipment, Instruments & Components—1.8%
Agilysys, Inc.		2,266	$9,744
American Technology Corp.	*†	3,686	2,728
Anixter International, Inc.	*	2,587	81,956
Arrow Electronics, Inc.	*	9,981	190,238
Avnet, Inc.	*	12,333	215,951
AVX Corp.	†	4,035	36,638
Benchmark Electronics, Inc.	*	5,413	60,626
Brightpoint, Inc.	*†	5,890	25,209
CalAmp Corp.	*	7,372	4,055
Checkpoint Systems, Inc.	*	2,970	26,641
Cogent, Inc.	*†	3,830	45,577
Cognex Corp.		3,335	44,522
Coherent, Inc.	*†	2,327	40,141
CTS Corp.		4,578	16,527
Daktronics, Inc.	†	3,564	23,344
Dolby Laboratories, Inc., Class A	*†	4,321	147,389
DTS, Inc.	*†	1,605	38,616
Echelon Corp.	*†	3,748	30,321
Electro Rent Corp.		2,563	24,707
Electro Scientific Industries, Inc.	*	3,685	21,815
Electro-Sensors, Inc.		2,581	5,343
FARO Technologies, Inc.	*	1,212	16,289
Frequency Electronics, Inc.	*	822	2,729
Gerber Scientific, Inc.	*	3,478	8,312
ID Systems, Inc.	*	1,146	4,653
Ingram Micro, Inc., Class A	*	11,492	145,259
Insight Enterprises, Inc.	*†	2,944	9,009
Iteris, Inc.	*	4,264	5,586
Itron, Inc.	*†	2,903	137,457
Keithley Instruments, Inc.		2,170	7,356
L-1 Identity Solutions, Inc.	*	6,227	31,820
LeCroy Corp.	*†	2,720	8,541
Lightpath Technologies, Inc., Class A	*	1,527	870
Littelfuse, Inc.	*	1,479	16,254
LoJack Corp.	*	1,880	8,516
Maxwell Technologies, Inc.	*	3,381	23,498
Measurement Specialties, Inc.	*	3,063	12,528
Mechanical Technology, Inc.	*	654	602
Mercury Computer Systems, Inc.	*	2,443	13,510
Merix Corp.	*	2,175	609
Mesa Laboratories, Inc.		1,200	19,200
Methode Electronics, Inc.		2,784	9,967
Mettler-Toledo International, Inc. (Switzerland)	*†	2,652	136,127
MTS Systems Corp.		1,370	31,167
National Instruments Corp.	†	4,355	81,221
Newport Corp.	*	3,015	13,326
NU Horizons Electronics Corp.	*	3,069	6,138
OI Corp.		1,600	12,992
OSI Systems, Inc.	*	2,179	33,252
Park Electrochemical Corp.		1,950	33,696
PC Connection, Inc.	*	2,755	10,469
Planar Systems, Inc.	*	1,786	1,214
Plexus Corp.	*	3,210	44,362
Radisys Corp.	*	2,757	16,707
Research Frontiers, Inc.	*	2,932	13,165
Rofin-Sinar Technologies, Inc.	*	3,102	50,004
Rogers Corp.	*	1,417	26,753
Sanmina-SCI Corp.	*	39,169	11,947
ScanSource, Inc.	*†	2,737	50,853
Sigmatron International, Inc.	*	283	$467
SMART Modular Technologies (WWH), Inc.	*	2,050	2,829
Spectrum Control, Inc.	*	1,195	8,401
SYNNEX Corp.	*†	2,160	42,487
Tech Data Corp.	*	3,805	82,873
Technitrol, Inc.		7,988	13,659
Trans-Lux Corp.	*	867	191
Trimble Navigation Ltd.	*†	10,180	155,550
TTM Technologies, Inc.	*	3,547	20,573
Universal Display Corp.	*	2,789	25,575
Vishay Intertechnology, Inc.	*	11,318	39,387
X-Rite, Inc.	*†	2,441	2,539
Zygo Corp.	*	2,489	11,424
			2,554,001
Energy Equipment & Services—1.8%
Allis-Chalmers Energy, Inc.	*†	2,146	4,142
Atwood Oceanics, Inc.	*	4,750	78,803
Basic Energy Services, Inc.	*	2,408	15,580
Bolt Technology Corp.	*	2,455	17,455
Bristow Group, Inc.	*†	2,203	47,210
Bronco Drilling Co., Inc.	*†	3,007	15,817
Cal Dive International, Inc.	*†	5,564	37,668
CARBO Ceramics, Inc.	†	1,582	44,992
Complete Production Services, Inc.	*	4,409	13,580
Dawson Geophysical Co.	*†	930	12,555
Dresser-Rand Group, Inc.	*	6,645	146,855
Dril-Quip, Inc.	*	2,446	75,092
Exterran Holdings, Inc.	*	4,980	79,780
FMC Technologies, Inc.	*	10,499	329,354
Global Industries Ltd.	*†	10,304	39,567
Gulfmark Offshore, Inc.	*	2,138	51,013
Helix Energy Solutions Group, Inc.	*†	8,510	43,741
Helmerich & Payne, Inc.	†	7,621	173,530
Hercules Offshore, Inc.	*	6,416	10,137
Hornbeck Offshore Services, Inc.	*	2,714	41,361
ION Geophysical Corp.	*†	5,372	8,380
Key Energy Services, Inc.	*	9,195	26,482
Lufkin Industries, Inc.		1,255	47,539
Matrix Service Co.	*	2,410	19,810
Mitcham Industries, Inc.	*	1,100	4,191
NATCO Group, Inc., Class A	*†	2,192	41,495
Natural Gas Services Group, Inc.	*†	2,837	25,533
Newpark Resources, Inc.	*	9,665	24,452
Oceaneering International, Inc.	*	4,657	171,704
Oil States International, Inc.	*	4,494	60,310
OYO Geospace Corp.	*†	550	7,183
Parker Drilling Co.	*	9,263	17,044
Patterson-UTI Energy, Inc.	†	13,344	119,562
PHI, Inc.	*	1,283	12,804
Pioneer Drilling Co.	*	6,698	21,969
Pride International, Inc.	*†	14,049	252,601
RPC, Inc.	†	4,269	28,303
SEACOR Holdings, Inc.	*	1,646	95,978
Sulphco, Inc.	*†	8,130	8,699
Superior Energy Services, Inc.	*	6,470	83,398
T-3 Energy Services, Inc.	*	975	11,486
Tetra Technologies, Inc.	*†	7,968	25,896
Tidewater, Inc.		4,105	152,419
Trico Marine Services, Inc.	*†	1,353	2,841
Unit Corp.	*	3,819	79,894
			2,628,205

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—0.5%
Andersons, Inc. (The)		1,795	$25,381
Arden Group, Inc., Class A	†	260	30,379
BJ’s Wholesale Club, Inc.	*	4,990	159,630
Casey’s General Stores, Inc.		4,617	123,089
Great Atlantic & Pacific Tea Co.	*†	2,493	13,238
Nash Finch Co.		1,190	33,427
Nyer Medical Group, Inc.	*	2,533	1,976
Pantry, Inc. (The)	*	2,139	37,668
Rite Aid Corp.	*	32,808	11,811
Ruddick Corp.		3,143	70,560
Spartan Stores, Inc.		2,807	43,256
United Natural Foods, Inc.	*†	3,712	70,417
Weis Markets, Inc.		852	26,446
Winn-Dixie Stores, Inc.	*†	4,340	41,490
			688,768
Food Products—1.5%
B&G Foods, Inc., Class A		2,850	14,820
Bridgford Foods Corp.	*	560	2,086
Bunge Ltd.		9,941	563,158
Calavo Growers, Inc.	†	3,561	42,803
Chiquita Brands International, Inc.	*†	4,064	26,944
Corn Products International, Inc.		6,398	135,638
Darling International, Inc.	*	9,960	36,952
Del Monte Foods Co.		16,592	120,956
Diamond Foods, Inc.	†	2,255	62,982
Farmer Bros. Co.	†	930	16,554
Flowers Foods, Inc.	†	7,075	166,121
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	3,718	61,049
Green Mountain Coffee Roasters, Inc.	*†	1,820	87,360
Griffin Land & Nurseries, Inc.		650	22,750
Hain Celestial Group, Inc. (The)	*†	3,891	55,408
Inventure Group, Inc. (The)	*	9,182	12,579
John B. Sanfilippo & Son, Inc.	*	1,899	10,141
Lancaster Colony Corp.		1,900	78,812
Lance, Inc.		3,305	68,810
Omega Protein Corp.	*†	1,515	4,000
Ralcorp Holdings, Inc.	*	4,815	259,432
Sanderson Farms, Inc.	†	1,537	57,714
Smithfield Foods, Inc.	*†	11,052	104,552
Tootsie Roll Industries, Inc.	†	2,437	52,930
TreeHouse Foods, Inc.	*	2,692	77,503
			2,142,054
Gas Utilities—1.4%
AGL Resources, Inc.		5,901	156,553
AmeriGas Partners LP		2,932	82,917
Atmos Energy Corp.		6,725	155,482
Chesapeake Utilities Corp.	†	1,039	31,669
Delta Natural Gas Co., Inc.		971	20,789
Energen Corp.		5,409	157,564
Ferrellgas Partners LP		3,664	49,098
Laclede Group, Inc. (The)		1,902	74,140
National Fuel Gas Co.		5,721	175,463
New Jersey Resources Corp.		3,501	118,964
Northwest Natural Gas Co.		1,984	86,145
Oneok, Inc.		8,152	184,480
Piedmont Natural Gas Co., Inc.		5,431	140,609
South Jersey Industries, Inc.		2,332	$81,620
Southwest Gas Corp.		3,594	75,725
Spectra Energy Partners LP		1,605	35,053
Suburban Propane Partners LP		2,861	104,598
UGI Corp.		9,101	214,875
WGL Holdings, Inc.		3,921	128,609
			2,074,353
Health Care Equipment & Supplies—2.8%
Abaxis, Inc.	*†	1,864	32,135
ABIOMED, Inc.	*†	3,940	19,306
Align Technology, Inc.	*†	6,208	49,229
American Medical Systems Holdings, Inc.	*	6,696	74,660
Analogic Corp.	†	1,287	41,210
Angiodynamics, Inc.	*	2,450	27,538
Aspect Medical Systems, Inc.	*	2,322	9,729
Beckman Coulter, Inc.		4,870	248,419
Biolase Technology, Inc.	*	3,105	2,779
Candela Corp.	*	2,794	1,173
Cantel Medical Corp.	*	1,690	21,750
Cardiac Science Corp.	*	4,135	12,446
Cerus Corp.	*†	3,201	2,177
Clarient, Inc.	*†	3,308	7,443
Conceptus, Inc.	*†	2,419	28,423
Conmed Corp.	*	3,084	44,440
Cooper Cos., Inc. (The)	†	3,954	104,544
CryoLife, Inc.	*	4,037	20,912
Cutera, Inc.	*	1,264	8,077
Cyberonics, Inc.	*	2,351	31,198
Cynosure, Inc., Class A	*	772	4,702
DexCom, Inc.	*†	3,175	13,145
Edwards Lifesciences Corp.	*	4,726	286,537
Endologix, Inc.	*	8,683	18,234
ev3, Inc.	*†	5,996	42,572
Gen-Probe, Inc.	*	4,530	206,477
Greatbatch, Inc.	*†	2,283	44,176
Haemonetics Corp.	*	2,105	115,943
HealthTronics, Inc.	*	2,530	3,441
Hill-Rom Holdings, Inc.	†	4,747	46,948
Hologic, Inc.	*	21,354	279,524
ICU Medical, Inc.	*	1,096	35,204
Idexx Laboratories, Inc.	*†	5,116	176,911
I-Flow Corp.	*	2,590	9,454
Immucor, Inc.	*†	5,903	148,460
Integra LifeSciences Holdings Corp.	*†	2,236	55,296
Invacare Corp.	†	2,826	45,301
Inverness Medical Innovations, Inc.	*†	6,809	181,324
IRIS International, Inc.	*	2,570	29,632
Kensey Nash Corp.	*	1,683	35,797
Kinetic Concepts, Inc.	*†	4,307	90,964
Masimo Corp.	*†	4,181	121,165
Medical Action Industries, Inc.	*	1,860	15,419
Meridian Bioscience, Inc.	†	3,470	62,876
Merit Medical Systems, Inc.	*†	2,509	30,635
Micrus Endovascular Corp.	*†	1,353	8,077
Natus Medical, Inc.	*	2,621	22,305
NuVasive, Inc.	*†	3,118	97,843
NxStage Medical, Inc.	*†	3,660	9,443
OraSure Technologies, Inc.	*	4,328	10,950
Orthofix International NV (Netherlands Antilles)	*	2,011	37,244
Osteotech, Inc.	*	1,499	5,232
Palomar Medical Technologies, Inc.	*	2,762	20,052
Quidel Corp.	*	2,820	26,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
ResMed, Inc.	*	6,479	$228,968
Rochester Medical Corp.	*	2,249	24,784
RTI Biologics, Inc.	*	7,464	21,272
Sirona Dental Systems, Inc.	*†	1,750	25,060
Somanetics Corp.	*	1,572	23,863
Sonic Innovations, Inc.	*	2,950	3,157
SonoSite, Inc.	*†	1,650	29,502
Spectranetics Corp.	*	3,376	8,541
Staar Surgical Co.	*†	2,688	2,688
STERIS Corp.	†	4,732	110,161
SurModics, Inc.	*†	1,932	35,259
Synovis Life Technologies, Inc.	*	1,638	22,670
Teleflex, Inc.		3,230	126,261
Theragenics Corp.	*†	5,822	7,103
ThermoGenesis Corp.	*	4,317	2,590
Thoratec Corp.	*†	4,735	121,642
TomoTherapy, Inc.	*	4,950	13,118
Urologix, Inc.	*	1,050	400
Vision-Sciences, Inc.	*†	4,110	5,261
West Pharmaceutical Services, Inc.	†	2,425	79,564
Wright Medical Group, Inc.	*†	3,907	50,908
Young Innovations, Inc.		677	10,494
Zoll Medical Corp.	*†	1,952	28,031
			4,106,168
Health Care Providers & Services—2.4%
Alliance HealthCare Services, Inc.	*	3,525	23,970
Almost Family, Inc.	*†	716	13,668
Amedisys, Inc.	*†	2,278	62,622
America Service Group, Inc.	*	1,972	25,636
American Dental Partners, Inc.	*	1,668	11,042
AMERIGROUP Corp.	*	4,191	115,420
AMN Healthcare Services, Inc.	*	3,864	19,706
Amsurg Corp.	*	3,079	48,802
Bio-Reference Labs, Inc.	*†	1,655	34,606
BioScrip, Inc.	*†	3,476	8,134
Brookdale Senior Living, Inc.	†	3,422	17,281
Capital Senior Living Corp.	*	2,245	5,478
Catalyst Health Solutions, Inc.	*	3,425	67,883
Centene Corp.	*	3,612	65,088
Chemed Corp.		1,915	74,493
Chindex International, Inc.	*†	1,527	7,589
Community Health Systems, Inc.	*	7,816	119,897
Cross Country Healthcare, Inc.	*	2,631	17,233
Emergency Medical Services Corp., Class A	*	758	23,794
Five Star Quality Care, Inc.	*	4,500	4,680
Gentiva Health Services, Inc.	*	2,330	35,416
Hanger Orthopedic Group, Inc.	*	3,263	43,235
Health Management Associates, Inc., Class A	*	23,659	61,040
Health Net, Inc.	*	8,739	126,541
Healthsouth Corp.	*†	7,544	66,991
Healthspring, Inc.	*	4,297	35,966
Healthways, Inc.	*	3,517	30,844
Henry Schein, Inc.	*	7,467	298,755
HMS Holdings Corp.	*†	2,075	68,268
inVentiv Health, Inc.	*	3,246	26,487
Kindred Healthcare, Inc.	*	3,509	52,460
Landauer, Inc.		923	46,778
LifePoint Hospitals, Inc.	*	4,759	99,273
Lincare Holdings, Inc.	*	6,438	140,348
Magellan Health Services, Inc.	*	3,183	115,989
Mednax, Inc.	*	3,897	$114,845
Molina Healthcare, Inc.	*†	1,190	22,634
MWI Veterinary Supply, Inc.	*	1,472	41,923
National Healthcare Corp.	†	890	35,734
National Research Corp.	†	1,250	31,050
NovaMed, Inc.	*†	4,904	11,132
Odyssey HealthCare, Inc.	*	3,093	30,002
Omnicare, Inc.		8,736	213,945
Owens & Minor, Inc.		3,239	107,308
PDI, Inc.	*	703	2,137
PharMerica Corp.	*†	3,153	52,466
Providence Service Corp. (The)	*	1,639	11,276
PSS World Medical, Inc.	*†	4,966	71,262
Psychemedics Corp.		902	5,105
Psychiatric Solutions, Inc.	*†	4,353	68,473
RehabCare Group, Inc.	*	2,389	41,664
Res-Care, Inc.	*	2,426	35,323
Rural/Metro Corp.	*	1,600	1,376
Skilled Healthcare Group, Inc., Class A	*	2,964	24,334
Sun Healthcare Group, Inc.	*	4,433	37,415
Sunrise Senior Living, Inc.	*†	2,650	1,802
Triple-S Management Corp., Class B (Puerto Rico)	*†	1,400	17,248
U.S. Physical Therapy, Inc.	*	2,083	20,163
United American Healthcare Corp.	*	4,252	6,335
Universal American Corp.	*	5,124	43,400
Universal Health Services, Inc., Class B		3,981	152,632
VCA Antech, Inc.	*†	7,267	163,871
WellCare Health Plans, Inc.	*	4,163	46,834
			3,427,102
Health Care Technology—0.4%
Allscripts-Misys Healthcare Solutions, Inc.	†	5,116	52,644
AMICAS, Inc.	*	2,496	5,067
athenahealth, Inc.	*†	1,757	42,361
Cerner Corp.	*†	5,458	239,988
Computer Programs & Systems, Inc.	†	1,065	35,433
Eclipsys Corp.	*	4,507	45,701
HLTH Corp.	*	9,424	97,538
Mediware Information Systems, Inc.	*	1,089	4,574
Merge Healthcare, Inc.	*	4,320	5,832
Omnicell, Inc.	*†	4,056	31,718
Phase Forward, Inc.	*	3,812	48,756
Vital Images, Inc.	*	1,498	16,882
			626,494
Hotels, Restaurants & Leisure—2.1%
AFC Enterprises, Inc.	*	6,571	29,635
Ambassadors Group, Inc.	†	2,796	22,704
Ambassadors International, Inc.	*	524	204
Ameristar Casinos, Inc.		3,664	46,093
Bally Technologies, Inc.	*	5,574	102,673
Benihana, Inc., Class A	*	680	1,761
Bluegreen Corp.	*†	1,800	3,132
Bob Evans Farms, Inc.		2,925	65,578
Boyd Gaming Corp.		8,538	31,847
Brinker International, Inc.	†	8,478	128,018
Buffalo Wild Wings, Inc.	*†	1,504	55,016
Burger King Holdings, Inc.	†	7,218	165,653
California Pizza Kitchen, Inc.	*†	2,265	29,626
CEC Entertainment, Inc.	*	1,994	51,605
Cedar Fair, LP		4,211	39,120

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cheesecake Factory, Inc. (The)	*	4,778	$54,708
Chipotle Mexican Grill, Inc., Class A	*†	2,737	181,682
Choice Hotels International, Inc.	†	3,101	80,068
Churchill Downs, Inc.		1,129	33,938
CKE Restaurants, Inc.		4,056	34,070
Cosi, Inc.	*	3,120	1,061
Cracker Barrel Old Country Store, Inc.		1,879	53,815
DineEquity, Inc.	†	2,335	27,693
Domino’s Pizza, Inc.	*	4,270	27,968
Dover Downs Gaming & Entertainment, Inc.		1,687	5,179
Dover Motorsports, Inc.		1,645	3,043
Empire Resorts, Inc.	*†	2,513	1,935
Gaylord Entertainment Co.	*†	4,934	41,100
Great Wolf Resorts, Inc.	*	3,072	7,158
International Speedway Corp., Class A		2,450	54,047
Interval Leisure Group, Inc.	*	2,598	13,769
Isle of Capri Casinos, Inc.	*†	1,251	6,618
Jack in the Box, Inc.	*	4,991	116,240
Jamba, Inc.	*	4,465	2,143
Krispy Kreme Doughnuts, Inc.	*	5,000	8,000
Landry’s Restaurants, Inc.		1,254	6,546
Las Vegas Sands Corp.	*†	32,170	96,832
Life Time Fitness, Inc.	*†	3,312	41,599
Luby’s, Inc.	*†	3,380	16,596
Marcus Corp.		1,805	15,342
MAXXAM, Inc.	*†	857	6,085
McCormick & Schmick’s Seafood Restaurants, Inc.	*	1,401	5,492
MGM MIRAGE	*†	12,376	28,836
Monarch Casino & Resort, Inc.	*†	2,897	14,948
Morgans Hotel Group Co.	*†	7,052	21,932
MTR Gaming Group, Inc.	*	4,525	4,072
Multimedia Games, Inc.	*	2,902	6,239
O’Charleys, Inc.	†	3,157	9,503
Orient-Express Hotels Ltd., Class A (Bermuda)	†	5,846	23,969
P.F. Chang’s China Bistro, Inc.	*†	2,090	47,819
Panera Bread Co., Class A	*	2,589	144,725
Papa John’s International, Inc.	*	2,356	53,882
Peet’s Coffee & Tea, Inc.	*	1,297	28,041
Penn National Gaming, Inc.	*	6,272	151,469
Pinnacle Entertainment, Inc.	*†	6,186	43,549
Red Robin Gourmet Burgers, Inc.	*	1,203	21,209
Royal Caribbean Cruises Ltd.	†	11,386	91,202
Ruby Tuesday, Inc.	*	3,481	10,165
Scientific Games Corp., Class A	*†	5,827	70,565
Shuffle Master, Inc.	*	5,440	15,613
Six Flags, Inc.	*	3,814	1,030
Sonic Corp.	*†	5,694	57,054
Speedway Motorsports, Inc.		1,680	19,858
Steak n Shake Co. (The)	*	2,198	16,639
Texas Roadhouse, Inc., Class A	*	7,315	69,712
Vail Resorts, Inc.	*†	2,500	51,075
Wendy’s/Arby’s Group, Inc., Class A		34,307	172,564
WMS Industries, Inc.	*†	3,516	73,520
Youbet.com, Inc.	*	2,200	3,718
			2,968,300
Household Durables—1.0%
American Greetings Corp., Class A	†	3,420	$17,305
Bassett Furniture Industries, Inc.		610	1,183
Beazer Homes USA, Inc.	*†	5,676	5,733
Blyth, Inc.	†	877	22,916
Brookfield Homes Corp.	†	858	2,960
California Coastal Communities, Inc.	*†	1,028	637
Cavco Industries, Inc.	*†	1,216	28,698
Champion Enterprises, Inc.	*	6,043	2,901
CSS Industries, Inc.		1,140	19,380
Ethan Allen Interiors, Inc.		1,648	18,556
Furniture Brands International, Inc.		4,572	6,721
Garmin Ltd. (Cayman Islands)		9,775	207,328
Helen of Troy Ltd. (Bermuda)	*	3,172	43,615
Hooker Furniture Corp.		1,125	9,495
Hovnanian Enterprises, Inc., Class A	*	3,491	5,446
Jarden Corp.	*	6,104	77,338
La-Z-Boy, Inc.		8,340	10,425
Libbey, Inc.	†	2,250	2,070
M/I Homes, Inc.		1,741	12,170
MDC Holdings, Inc.		2,998	93,358
Meritage Homes Corp.	*	3,880	44,310
Mohawk Industries, Inc.	*†	4,367	130,442
National Presto Industries, Inc.		656	40,022
NVR, Inc.	*	394	168,533
Palm Harbor Homes, Inc.	*	1,182	2,636
Russ Berrie & Co., Inc.	*	1,157	1,527
Ryland Group, Inc.		3,938	65,607
Sealy Corp.	*†	6,171	9,195
Skyline Corp.	†	918	17,451
Standard Pacific Corp.	*	10,118	8,904
Tempur-Pedic International, Inc.		9,118	66,561
Toll Brothers, Inc.	*	11,186	203,138
Tupperware Brands Corp.		4,690	79,683
Universal Electronics, Inc.	*	1,589	28,761
			1,455,005
Household Products—0.4%
Central Garden and Pet Co.	*†	3,162	24,063
Central Garden and Pet Co., Class A	*	2,770	20,830
Church & Dwight Co., Inc.		5,665	295,883
Energizer Holdings, Inc.	*†	4,700	233,543
WD-40 Co.		1,550	37,417
			611,736
Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	*	30,602	208,400
Mirant Corp.	*	14,922	170,111
NRG Energy, Inc.	*	19,215	338,184
Ormat Technologies, Inc.	†	1,614	44,320
Reliant Energy, Inc.	*	27,722	88,433
			849,448
Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		4,292	84,252
Icahn Enterprises LP		533	13,858
McDermott International, Inc.	*	21,019	281,444
Otter Tail Corp.	†	2,897	63,879
Raven Industries, Inc.	†	1,490	30,962

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Seaboard Corp.		43	$43,430
Standex International Corp.		1,584	14,573
Tredegar Corp.		2,467	40,286
			572,684
Insurance—10.6%
Alleghany Corp.	*†	545	147,516
Allied World Assurance Co. Holdings Ltd. (Bermuda)		3,096	117,741
Ambac Financial Group, Inc.		18,320	14,290
American Financial Group, Inc.		6,180	99,189
American Independence Corp.	*	430	1,526
American National Insurance Co.		1,095	57,389
American Physicians Capital, Inc.		1,201	49,145
American Safety Insurance Holdings Ltd. (Bermuda)	*	2,656	30,571
Arch Capital Group Ltd. (Bermuda)	*	4,181	225,189
Argo Group International Holdings Ltd. (Bermuda)	*	3,031	91,324
Arthur J. Gallagher & Co.	†	7,382	125,494
Aspen Insurance Holdings Ltd. (Bermuda)	†	5,878	132,020
Assured Guaranty Ltd. (Bermuda)		6,348	42,976
Axis Capital Holdings Ltd. (Bermuda)		11,938	269,082
Baldwin & Lyons, Inc., Class B	†	1,316	24,899
Berkshire Hathaway, Inc., Class A	*	98	8,496,600
Brown & Brown, Inc.		9,399	177,735
Citizens, Inc.	*†	4,717	34,293
CNA Financial Corp.	†	1,883	17,248
CNA Surety Corp.	*†	1,486	27,402
Conseco, Inc.	*†	12,970	11,932
Crawford & Co., Class B	*†	3,543	23,809
Delphi Financial Group, Inc., Class A		3,694	49,721
Donegal Group, Inc., Class B		759	13,002
EMC Insurance Group, Inc.	†	1,041	21,934
Employers Holdings, Inc.		4,738	45,200
Endurance Specialty Holdings Ltd. (Bermuda)		4,392	109,536
Erie Indemnity Co., Class A		3,264	111,563
Everest Re Group Ltd. (Bermuda)		4,807	340,336
FBL Financial Group, Inc., Class A		1,058	4,391
Fidelity National Financial, Inc., Class A		18,699	364,817
First American Corp.		6,560	173,906
First Mercury Financial Corp.	*	1,534	22,151
FPIC Insurance Group, Inc.	*†	1,050	38,881
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	2,930	46,792
Hanover Insurance Group, Inc. (The)		3,980	114,704
Harleysville Group, Inc.		1,278	40,653
HCC Insurance Holdings, Inc.	†	9,123	229,808
Hilltop Holdings, Inc.	*	3,923	44,722
Horace Mann Educators Corp.		3,101	25,955
Independence Holding Co.		963	4,825
Infinity Property & Casualty Corp.		1,280	43,430
IPC Holdings Ltd. (Bermuda)		4,430	119,787
Kansas City Life Insurance Co.		903	$32,373
Markel Corp.	*	821	233,065
Max Capital Group Ltd. (Bermuda)		4,157	71,667
Meadowbrook Insurance Group, Inc.		6,165	37,606
Mercury General Corp.		2,011	59,727
Montpelier Re Holdings Ltd. (Bermuda)		6,945	90,007
National Financial Partners Corp.		7,233	23,146
Navigators Group, Inc.	*	1,273	60,060
NYMAGIC, Inc.		1,110	13,542
Odyssey Re Holdings Corp.		1,814	68,805
Old Republic International Corp.	†	18,687	202,193
OneBeacon Insurance Group Ltd., Class A		2,457	23,735
PartnerRe Ltd. (Bermuda)		4,500	279,315
Phoenix Cos., Inc. (The)		9,881	11,561
Platinum Underwriters Holdings Ltd. (Bermuda)		4,036	114,461
PMA Capital Corp., Class A	*	5,374	22,410
Presidential Life Corp.		2,568	20,005
ProAssurance Corp.	*†	2,419	112,774
Protective Life Corp.		7,261	38,120
Reinsurance Group of America, Inc.		5,092	164,930
RenaissanceRe Holdings Ltd. (Bermuda)		5,122	253,232
RLI Corp.		1,602	80,420
Safety Insurance Group, Inc.		1,516	47,117
SeaBright Insurance Holdings, Inc.	*	3,141	32,855
Selective Insurance Group, Inc.		4,191	50,963
StanCorp Financial Group, Inc.		4,118	93,808
State Auto Financial Corp.		1,741	30,642
Stewart Information Services Corp.	†	1,684	32,838
Tower Group, Inc.		3,003	73,964
Transatlantic Holdings, Inc.		2,029	72,374
United Fire & Casualty Co.	†	2,592	56,920
Unitrin, Inc.		3,311	46,288
Validus Holdings Ltd. (Bermuda)		2,732	64,694
W.R. Berkley Corp.		11,815	266,428
Wesco Financial Corp.		115	31,740
White Mountains Insurance Group Ltd.		640	110,022
Zenith National Insurance Corp.		2,791	67,291
			15,274,582
Internet & Catalog Retail—0.6%
1-800-FLOWERS.COM, Inc., Class A	*†	2,113	4,374
Blue Nile, Inc.	*†	1,625	48,994
dELiA*s, Inc.	*	2,555	4,292
drugstore.com, Inc.	*	18,137	21,220
Hollywood Media Corp.	*	15,979	14,221
HSN, Inc.	*	2,598	13,354
Liberty Media Corp.— Interactive, Series A	*	50,575	146,668
NetFlix, Inc.	*†	3,996	171,508
NutriSystem, Inc.	†	3,071	43,823
Overstock.com, Inc.	*†	3,326	30,433
priceline.com, Inc.	*†	3,307	260,526
Stamps.com, Inc.	*	2,642	25,627

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ticketmaster Entertainment, Inc.	*	2,598	$9,587
Valuevision Media, Inc., Class A	*	6,193	4,273
			798,900
Internet Software & Services—1.0%
Art Technology Group, Inc.	*	13,955	35,585
Autobytel, Inc.	*	4,755	1,284
Bankrate, Inc.	*†	1,551	38,697
Chordiant Software, Inc.	*	1,859	5,633
DealerTrack Holdings, Inc.	*	4,113	53,880
Digital River, Inc.	*†	2,915	86,925
DivX, Inc.	*	2,892	14,547
Earthlink, Inc.	*	8,664	56,922
Equinix, Inc.	*†	2,626	147,450
GSI Commerce, Inc.	*†	1,470	19,257
IAC/InterActiveCorp	*	6,497	98,949
I-many, Inc.	*	952	238
Imergent, Inc.		1,043	4,693
Infospace, Inc.	*	4,619	24,019
Internap Network Services Corp.	*	8,921	23,997
Internet Capital Group, Inc.	*	3,445	13,883
Ipass, Inc.	*	6,163	6,163
j2 Global Communications, Inc.	*	4,168	91,238
Keynote Systems, Inc.	*	3,262	25,868
Knot, Inc. (The)	*†	3,458	28,356
LivePerson, Inc.	*	3,334	7,568
Looksmart Ltd.	*	4,010	4,090
Marchex, Inc., Class B		2,710	9,322
MIVA, Inc.	*	6,581	1,580
ModusLink Global Solutions, Inc.	*	3,461	8,964
Move, Inc.	*	12,712	18,432
NaviSite, Inc.	*	3,725	1,490
NIC, Inc.		6,673	34,700
Omniture, Inc.	*†	5,852	77,188
On2 Technologies, Inc.	*†	39,239	11,772
Openwave Systems, Inc.	*	4,311	4,182
Perficient, Inc.	*	2,090	11,286
RealNetworks, Inc.	*	10,782	25,122
S1 Corp.	*	5,886	30,313
Saba Software, Inc.	*†	1,576	2,663
SAVVIS, Inc.	*	3,224	19,957
SonicWALL, Inc.	*	4,632	20,659
SupportSoft, Inc.	*	4,962	9,527
Terremark Worldwide, Inc.	*†	3,200	8,608
United Online, Inc.		6,200	27,652
Valueclick, Inc.	*	6,880	58,549
Vignette Corp.	*	2,329	15,558
VistaPrint Ltd. (Bermuda)	*	4,124	113,369
Vocus, Inc.	*†	2,731	36,295
Web.com Group, Inc.	*	1,785	5,926
WebMD Health Corp., Class A	*	510	11,373
WebMediaBrands, Inc.	*	4,020	1,608
Websense, Inc.	*	3,500	42,000
Zix Corp.	*	12,056	12,418
			1,409,755
IT Services—4.3%
Accenture Ltd., Class A (Bermuda)		47,136	1,295,769
Acxiom Corp.		6,440	47,656
Alliance Data Systems Corp.	*†	5,559	$205,405
Broadridge Financial Solutions, Inc.		11,632	216,472
CACI International, Inc., Class A	*	2,488	90,787
Ciber, Inc.	*	5,015	13,691
CSG Systems International, Inc.	*	3,644	52,036
Cybersource Corp.	*	6,953	102,974
DST Systems, Inc.	*	3,068	106,214
Edgewater Technology, Inc.	*	1,533	4,292
Euronet Worldwide, Inc.	*†	4,629	60,455
Forrester Research, Inc.	*†	1,573	32,341
Gartner, Inc., Class A	*	5,871	64,640
Gevity HR, Inc.		4,914	19,410
Global Payments, Inc.		6,747	225,417
Hackett Group, Inc. (The)	*	7,902	15,962
Heartland Payment Systems, Inc.		2,630	17,384
Hewitt Associates, Inc., Class A	*†	7,271	216,385
iGATE Corp.		2,997	9,710
infoGROUP, Inc.	*	2,708	11,265
Integral Systems, Inc.	*	2,356	20,262
Lender Processing Services, Inc.		7,712	236,064
Lionbridge Technologies, Inc.	*†	7,889	7,731
Management Network Group, Inc.	*	1,600	496
Mantech International Corp., Class A	*	1,826	76,509
Mastech Holdings, Inc.	*	199	404
MAXIMUS, Inc.		1,558	62,102
Metavante Technologies, Inc.	*	7,917	158,023
MoneyGram International, Inc.	*	5,957	7,029
NeuStar, Inc., Class A	*	6,425	107,619
Online Resources Corp.	*	2,780	11,704
Perot Systems Corp., Class A	*	6,762	87,095
Pfsweb, Inc.	*	1,209	1,209
Safeguard Scientifics, Inc.	*†	10,874	5,981
SAIC, Inc.	*	15,589	291,047
Sapient Corp.	*	6,981	31,205
SRA International, Inc., Class A	*†	3,081	45,291
StarTek, Inc.	*	1,875	5,812
Syntel, Inc.	†	1,277	26,281
TeleTech Holdings, Inc.	*	4,057	44,181
TNS, Inc.	*	3,922	32,082
Unisys Corp.	*	23,702	12,562
VeriFone Holdings, Inc.	*	7,751	52,707
Visa, Inc., Class A	†	36,409	2,024,340
Wright Express Corp.	*	3,218	58,632
			6,214,633
Leisure Equipment & Products—0.2%
Arctic Cat, Inc.		1,738	6,657
Brunswick Corp.	†	9,596	33,106
Callaway Golf Co.		5,616	40,323
Jakks Pacific, Inc.	*	2,425	29,949
Leapfrog Enterprises, Inc.	*	3,363	4,641
Nautilus, Inc.	*	2,480	1,562
Polaris Industries, Inc.	†	2,511	53,836
Pool Corp.		3,726	49,928
RC2 Corp.	*	1,530	8,063
Smith & Wesson Holding Corp.	*	6,049	36,415
Steinway Musical Instruments, Inc.	*	1,536	18,386
Sturm Ruger & Co., Inc.	*	2,146	26,460
			309,326

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Life Sciences Tools & Services—1.3%
Accelrys, Inc.	*	3,326	$13,237
Affymetrix, Inc.	*	4,310	14,094
Albany Molecular Research, Inc.	*†	2,944	27,762
AMAG Pharmaceuticals, Inc.	*†	1,541	56,663
Bio-Rad Laboratories, Inc., Class A	*	1,584	104,386
Bruker Corp.	*	4,130	25,441
Caliper Life Sciences, Inc.	*†	3,187	3,155
Cambrex Corp.	*†	2,958	6,744
Charles River Laboratories International, Inc.	*†	5,688	154,771
Clinical Data, Inc.	*†	1,998	21,578
Covance, Inc.	*	5,217	185,882
Dionex Corp.	*†	1,309	61,850
Enzo Biochem, Inc.	*	6,306	25,350
eResearchTechnology, Inc.	*	4,314	22,692
Exelixis, Inc.	*†	10,192	46,883
Illumina, Inc.	*†	10,473	390,015
Kendle International, Inc.	*	1,230	25,781
Luminex Corp.	*	4,012	72,697
Medivation, Inc.	*†	2,987	54,573
Nanogen, Inc.	*†	2,280	137
Nektar Therapeutics	*	8,780	47,324
Ore Pharmaceuticals, Inc.	*	190	68
Parexel International Corp.	*	5,995	58,331
Pharmaceutical Product Development, Inc.		8,155	193,437
Sequenom, Inc.	*†	4,473	63,606
Techne Corp.	†	3,302	180,652
Varian, Inc.	*	2,626	62,341
			1,919,450
Machinery—2.8%
3D Systems Corp.	*	2,259	14,887
Actuant Corp., Class A		6,590	68,075
AGCO Corp.	*	8,387	164,385
Albany International Corp., Class A		2,060	18,643
Ampco-Pittsburgh Corp.		986	13,074
Astec Industries, Inc.	*†	1,849	48,499
Badger Meter, Inc.	†	1,258	36,344
Barnes Group, Inc.	†	3,373	36,057
Blount International, Inc.	*	4,339	20,046
Briggs & Stratton Corp.	†	4,194	69,201
Bucyrus International, Inc.		7,345	111,497
Cascade Corp.	†	779	13,734
Chart Industries, Inc.	*	2,135	16,824
CIRCOR International, Inc.		1,935	43,576
CLARCOR, Inc.		4,021	101,289
Colfax Corp.	*	2,950	20,266
Columbus McKinnon Corp.	*	1,765	15,391
Commercial Vehicle Group, Inc.	*†	3,457	1,901
Crane Co.		4,617	77,935
Donaldson Co., Inc.	†	5,281	141,742
Dynamic Materials Corp.	†	2,558	23,431
EnPro Industries, Inc.	*	2,250	38,475
ESCO Technologies, Inc.	*†	2,308	89,320
Federal Signal Corp.		3,130	16,495
Flow International Corp.	*†	9,896	16,031
Force Protection, Inc.	*	10,037	48,178
FreightCar America, Inc.	†	930	16,303
Gardner Denver, Inc.	*	4,577	99,504
Gorman-Rupp Co. (The)	†	1,890	$37,422
Graco, Inc.	†	5,403	92,229
Graham Corp.		882	7,912
Greenbrier Cos., Inc.		1,195	4,374
Harsco Corp.		7,281	161,420
Hurco Cos., Inc.	*†	750	7,972
IDEX Corp.	†	7,284	159,301
John Bean Technologies Corp.		3,917	40,972
Joy Global, Inc.	†	9,551	203,436
Kadant, Inc.	*	1,553	17,891
Kaydon Corp.		2,761	75,458
Kennametal, Inc.		6,043	97,957
L.B. Foster Co., Class A	*	951	23,613
Lincoln Electric Holdings, Inc.	†	3,442	109,077
Lindsay Corp.	†	969	26,163
Lydall, Inc.	*	2,150	6,385
Middleby Corp.	*	1,555	50,429
Mueller Industries, Inc.		2,932	63,595
Mueller Water Products, Inc., Class A		15,083	49,774
NACCO Industries, Inc., Class A		310	8,426
Navistar International Corp.	*	6,536	218,695
NN, Inc.	†	2,240	2,822
Nordson Corp.	†	2,883	81,964
Oshkosh Corp.	†	9,004	60,687
Paragon Technologies, Inc.	*	900	2,178
Pentair, Inc.		8,149	176,589
RBC Bearings, Inc.	*	1,852	28,299
Robbins & Myers, Inc.		2,530	38,380
Sauer-Danfoss, Inc.		832	2,030
SPX Corp.		4,388	206,280
Tecumseh Products Co., Class A	*	1,703	7,698
Tennant Co.		1,394	13,062
Terex Corp.	*	9,983	92,343
Timken Co.		6,731	93,965
Titan International, Inc.	†	4,901	24,652
Toro Co.	†	3,178	76,844
Trinity Industries, Inc.	†	6,337	57,920
Valmont Industries, Inc.		1,676	84,152
Wabash National Corp.		2,596	3,193
Wabtec Corp.	†	4,035	106,443
Watts Water Technologies, Inc., Class A	†	2,709	52,988
			4,056,093
Marine—0.2%
Alexander & Baldwin, Inc.		3,735	71,077
American Commercial Lines, Inc.	*	2,906	9,212
Eagle Bulk Shipping, Inc.	†	7,947	33,775
Excel Maritime Carriers Ltd. (Greece)	†	5,862	26,496
Genco Shipping & Trading Ltd.	†	4,062	50,125
International Shipholding Corp.		724	14,241
Kirby Corp.	*†	4,715	125,608
OceanFreight, Inc. (Greece)		1,037	1,379
TBS International Ltd., Class A (Bermuda)	*	2,419	17,780
			349,693
Media—2.3%
4Kids Entertainment, Inc.	*†	2,466	2,713
A.H. Belo Corp., Class A		3,861	3,784
Alloy, Inc.	*	3,318	13,936

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Arbitron, Inc.		2,121	$31,836
Ascent Media Corp., Class A	*	959	23,975
Belo Corp., Class A	†	6,361	3,880
Cablevision Systems Corp., Class A		19,549	252,964
Carmike Cinemas, Inc.		1,009	2,613
CKX, Inc.	*	6,718	27,544
Clear Channel Outdoor Holdings, Inc., Class A	*	2,470	9,065
Cox Radio, Inc., Class A	*†	3,253	13,337
Crown Media Holdings, Inc., Class A	*†	4,399	8,974
Cumulus Media, Inc., Class A	*†	3,854	3,893
Discovery Communications, Inc., Class A	*	14,273	228,653
Discovery Communications, Inc., Series C	*	9,599	140,625
DISH Network Corp., Class A	*	18,284	203,135
DreamWorks Animation SKG, Inc., Class A	*	5,002	108,243
E.W. Scripps Co., (The), Class A		7,011	9,465
EDCI Holdings, Inc.	*	533	2,233
Emmis Communications Corp., Class A	*	4,461	1,740
Entercom Communications Corp., Class A	†	1,873	2,060
Entravision Communications Corp., Class A	*	4,930	1,282
Gray Television, Inc.	†	3,878	1,241
Harris Interactive, Inc.	*	6,590	1,648
Harte-Hanks, Inc.		3,759	20,111
Hearst-Argyle Television, Inc.		1,654	6,881
Image Entertainment, Inc.	*	300	390
Interactive Data Corp.		3,121	77,588
John Wiley & Sons, Inc., Class A		4,103	122,187
Journal Communications, Inc., Class A		3,220	2,415
Lamar Advertising Co., Class A	*†	5,849	57,028
Lee Enterprises, Inc.	†	6,600	1,848
Liberty Global, Inc., Series A	*†	22,898	333,395
Liberty Global, Inc., Series C	*†	300	4,239
Liberty Media Corp.—Capital, Series A	*	8,284	57,822
Liberty Media Corp.— Entertainment, Series A	*	43,684	871,496
LIN TV Corp., Class A	*	2,390	2,677
Live Nation, Inc.	*	5,574	14,883
Martha Stewart Living Omnimedia, Class A	*	1,860	4,631
Marvel Entertainment, Inc.	*	4,140	109,917
McClatchy Co. (The), Class A		3,506	1,718
Media General, Inc., Class A	†	1,595	3,062
Mediacom Communications Corp., Class A	*	3,433	13,835
Morningstar, Inc.	*†	1,781	60,821
National CineMedia, Inc.		3,917	51,626
Navarre Corp.	*	6,720	3,024
New Frontier Media, Inc.	*	2,079	3,430
Playboy Enterprises, Inc., Class B	*†	1,251	2,465
Primedia, Inc.	†	5,508	13,605
Radio One, Inc., Class A	*†	4,327	2,293
Radio Unica Communications Corp.	*‡δ	1,900	—
RCN Corp.	*	3,770	13,949
Regal Entertainment Group, Class A		6,396	$85,770
Regent Communications, Inc.	*	3,610	469
Salem Communications Corp., Class A	*	850	476
Scholastic Corp.	†	2,095	31,572
Sinclair Broadcast Group, Inc., Class A	†	4,220	4,347
Sirius XM Radio, Inc.	*	179,684	62,889
Valassis Communications, Inc.	*	4,011	6,297
Value Line, Inc.		573	15,666
Virgin Media, Inc.	†	22,996	110,381
Warner Music Group Corp.	*	4,960	11,656
World Wrestling Entertainment, Inc., Class A	†	2,315	26,715
			3,312,413
Metals & Mining—1.2%
AMCOL International Corp.	†	2,631	39,044
Brush Engineered Materials, Inc.	*†	2,925	40,570
Carpenter Technology Corp.		4,339	61,267
Century Aluminum Co.	*†	5,622	11,862
Cliffs Natural Resources, Inc.		11,099	201,558
Coeur d’Alene Mines Corp.	*†	37,188	34,957
Commercial Metals Co.		10,756	124,232
Compass Minerals International, Inc.		2,644	149,042
Haynes International, Inc.	*	1,057	18,836
Hecla Mining Co.	*†	17,674	35,348
Horsehead Holding Corp.	*†	2,963	16,296
Kaiser Aluminum Corp.		1,080	24,970
Olympic Steel, Inc.		1,703	25,834
Reliance Steel & Aluminum Co.		5,928	156,084
Rock of Ages Corp.	*	1,387	2,372
Royal Gold, Inc.		3,402	159,078
RTI International Metals, Inc.	*	2,591	30,315
Schnitzer Steel Industries, Inc., Class A		2,442	76,654
Southern Copper Corp.	†	18,571	323,507
Steel Dynamics, Inc.	†	18,103	159,487
Stillwater Mining Co.	*†	8,114	30,022
Universal Stainless & Alloy Products, Inc.	*†	2,058	19,901
Worthington Industries, Inc.		5,837	50,840
			1,792,076
Multiline Retail—0.3%
99 Cents Only Stores	*†	5,211	48,150
Dillard’s, Inc., Class A	†	4,360	24,852
Dollar Tree, Inc.	*	7,287	324,636
Fred’s, Inc., Class A		3,463	39,062
Retail Ventures, Inc.	*	5,577	8,477
Saks, Inc.	*	8,548	15,985
Tuesday Morning Corp.	*†	1,816	2,306
			463,468
Multi-Utilities—0.9%
Alliant Energy Corp.		8,676	214,210
Avista Corp.		4,311	59,406
Black Hills Corp.		3,311	59,234
CH Energy Group, Inc.		1,614	75,697
MDU Resources Group, Inc.		14,476	233,643
NorthWestern Corp.		2,859	61,411
NSTAR		8,872	282,839
OGE Energy Corp.		7,314	174,219

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
PNM Resources, Inc.	†	6,748	$55,738
Vectren Corp.		6,762	142,611
			1,359,008
Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	5,586	106,246
Oil, Gas & Consumable Fuels—7.2%
Abraxas Petroleum Corp.	*†	7,445	7,668
Adams Resources & Energy, Inc.		1,462	20,483
Alliance Resource Partners LP		1,673	48,684
Alpha Natural Resources, Inc.	*	7,205	127,889
American Oil & Gas, Inc.	*	4,104	3,160
APCO Argentina, Inc.	†	2,488	27,418
Approach Resources, Inc.	*	1,627	10,087
Arch Coal, Inc.	†	13,533	180,936
Arena Resources, Inc.	*†	4,084	104,060
Atlas America, Inc.		4,007	35,061
Atlas Energy Resources LLC		3,232	34,098
Atlas Pipeline Partners LP		4,264	16,715
ATP Oil & Gas Corp.	*†	5,099	26,158
Berry Petroleum Co., Class A	†	4,186	45,879
Bill Barrett Corp.	*	3,057	67,988
Blue Dolphin Energy Co.	*	3,650	1,460
Boardwalk Pipeline Partners LP		4,810	107,744
BP Prudhoe Bay Royalty Trust		1,774	115,505
BPZ Resources, Inc.	*†	6,548	24,228
BreitBurn Energy Partners LP		4,554	29,738
Brigham Exploration Co.	*†	3,121	5,930
Buckeye Partners LP		4,491	160,149
Callon Petroleum Co.	*†	3,060	3,335
Cano Petroleum, Inc.	*	5,875	2,526
Carrizo Oil & Gas, Inc.	*	3,680	32,678
Cheniere Energy, Inc.	*†	8,135	34,655
Cimarex Energy Co.		7,684	141,232
Clayton Williams Energy, Inc.	*	1,241	36,287
CNX Gas Corp.	*†	2,745	65,084
Comstock Resources, Inc.	*	4,165	124,117
Concho Resources, Inc.	*	5,480	140,233
Contango Oil & Gas Co.	*†	1,270	49,784
Continental Resources, Inc.	*†	3,333	70,693
Copano Energy LLC		5,141	68,478
CREDO Petroleum Corp.	*	2,125	15,874
Cross Timbers Royalty Trust		833	15,119
Crosstex Energy, Inc.		3,995	6,552
CVR Energy, Inc.	*†	4,542	25,163
DCP Midstream Partners LP		2,256	31,719
Delta Petroleum Corp.	*†	4,988	5,986
Denbury Resources, Inc.	*†	21,504	319,549
DHT Maritime, Inc. (Jersey, Channel Islands)	†	5,478	21,036
Dorchester Minerals LP		2,627	42,899
Edge Petroleum Corp.	*	5,201	1,011
Enbridge Energy Partners LP		5,526	165,393
Encore Acquisition Co.	*	5,077	118,142
Energy Transfer Equity LP		16,440	347,377
Energy Transfer Partners LP		7,109	262,251
Enterprise GP Holdings LP		3,489	78,921
Enterprise Products Partners LP		23,363	519,827
Evergreen Energy, Inc.	*†	4,470	6,222
EXCO Resources, Inc.	*	16,827	168,270
Forest Oil Corp.	*	8,371	110,079
Foundation Coal Holdings, Inc.		4,898	70,286
Frontier Oil Corp.		9,862	126,135
FX Energy, Inc.	*	5,763	$16,021
General Maritime Corp.	†	4,323	30,261
Genesis Energy LP		4,279	43,774
Global Partners LP		1,963	24,204
GMX Resources, Inc.	*†	3,624	23,556
Goodrich Petroleum Corp.	*†	3,087	59,764
Harvest Natural Resources, Inc.	*†	3,340	11,323
Holly Corp.	†	4,110	87,132
Holly Energy Partners LP		1,365	31,695
Hugoton Royalty Trust		3,289	31,443
Inergy LP		4,571	100,196
International Coal Group, Inc.	*†	7,310	11,769
James River Coal Co.	*	4,172	51,482
Kinder Morgan Energy Partners LP		13,825	645,904
Kinder Morgan Management LLC	*†	6,656	271,299
Kodiak Oil & Gas Corp.	*†	6,000	2,160
K-Sea Transportation Partners LP		1,300	23,010
Linn Energy LLC		9,694	144,441
Magellan Midstream Holdings LP		2,887	50,522
Magellan Midstream Partners LP		6,053	177,777
Mariner Energy, Inc.	*	9,127	70,734
MarkWest Energy Partners LP		4,288	49,698
Martin Midstream Partners LP		1,200	22,524
McMoRan Exploration Co.	*	9,388	44,124
Meridian Resource Corp.	*	11,330	2,379
National Coal Corp.	*†	2,117	2,879
Natural Resource Partners LP		3,131	69,915
Newfield Exploration Co.	*	11,385	258,439
NGAS Resources, Inc.	*†	6,300	7,623
NuStar Energy LP		3,745	172,682
NuStar GP Holdings LLC		3,028	62,407
ONEOK Partners LP		4,486	182,356
Overseas Shipholding Group, Inc.	†	1,739	39,423
Pacific Ethanol, Inc.	*†	9,943	3,281
Parallel Petroleum Corp.	*†	5,650	7,232
Patriot Coal Corp.	*†	8,442	31,320
Penn Virginia Corp.	†	4,723	51,859
Penn Virginia Resource Partners LP		3,525	40,185
PetroHawk Energy Corp.	*	23,607	453,963
Petroleum Development Corp.	*	1,839	21,719
Petroquest Energy, Inc.	*†	8,496	20,390
Plains All American Pipeline LP		9,101	334,553
Plains Exploration & Production Co.	*	9,658	166,407
Quest Resource Corp.	*	5,130	1,606
Quicksilver Resources, Inc.	*	13,492	74,746
Regency Energy Partners LP		3,720	46,426
Rentech, Inc.	*†	14,020	7,711
Rosetta Resources, Inc.	*	3,732	18,473
SandRidge Energy, Inc.	*	10,124	66,717
Ship Finance International Ltd. (Bermuda)	†	3,789	24,856
Southern Union Co.		8,573	130,481
St. Mary Land & Exploration Co.		6,292	83,243
Stone Energy Corp.	*	6,614	22,025
Sunoco Logistics Partners LP		1,686	86,947
Swift Energy Co.	*	4,215	30,770
Syntroleum Corp.	*	9,066	13,236
TC Pipelines LP		2,270	67,532
Teekay Corp. (Bahamas)	†	3,907	55,597

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Teekay Offshore Partners LP (Bahamas)		2,943	$33,638
Tengasco, Inc.	*	9,394	4,791
TEPPCO Partners LP		7,530	170,555
Toreador Resources Corp.	*†	2,250	5,647
Transmontaigne Partners LP		1,724	28,911
Tri-Valley Corp.	*†	2,100	2,394
TXCO Resources, Inc.	*†	3,031	1,249
Ultra Petroleum Corp.	*†	12,569	451,101
Uranium Resources, Inc.	*†	5,500	2,585
USEC, Inc.	*	11,624	55,795
Vaalco Energy, Inc.	*	8,030	42,479
Verenium Corp.	*	1,790	519
W&T Offshore, Inc.	†	4,200	25,830
Walter Industries, Inc.		5,929	135,596
Warren Resources, Inc.	*	5,202	4,994
Western Refining, Inc.		3,632	43,366
Westmoreland Coal Co.	*	2,951	21,159
Whiting Petroleum Corp.	*	5,349	138,272
Williams Partners LP		3,457	38,580
World Fuel Services Corp.	†	2,716	85,907
			10,405,510
Paper & Forest Products—0.1%
AbitibiBowater, Inc. (Canada)	*	3,872	2,130
Buckeye Technologies, Inc.	*	4,965	10,575
Clearwater Paper Corp.	*	820	6,584
Deltic Timber Corp.	†	1,046	41,223
Domtar Corp. (Canada)	*†	42,079	39,975
Glatfelter		3,315	20,686
Louisiana-Pacific Corp.		6,527	14,555
Neenah Paper, Inc.		2,110	7,659
Schweitzer-Mauduit International, Inc.		2,065	38,120
Wausau Paper Corp.		3,503	18,426
			199,933
Personal Products—0.4%
Alberto-Culver Co.		7,232	163,516
Bare Escentuals, Inc.	*	4,574	18,753
Chattem, Inc.	*†	1,414	79,255
Elizabeth Arden, Inc.	*†	2,728	15,904
Herbalife Ltd. (Cayman Islands)		5,133	76,892
Mannatech, Inc.	†	2,631	8,761
Mead Johnson Nutrition Co., Class A	*	2,427	70,068
Medifast, Inc.	*	2,284	9,479
NBTY, Inc.	*	5,112	71,977
Nu Skin Enterprises, Inc., Class A		4,322	45,338
Prestige Brands Holdings, Inc.	*	2,900	15,022
Reliv International, Inc.		3,018	10,533
USANA Health Sciences, Inc.	*†	743	16,613
			602,111
Pharmaceuticals—1.0%
Adolor Corp.	*	8,628	17,601
Alexza Pharmaceuticals, Inc.	*†	2,897	6,402
Auxilium Pharmaceuticals, Inc.	*†	3,604	99,903
AVANIR Pharmaceuticals, Inc., Class A	*	9,525	4,858
BioMimetic Therapeutics, Inc.	*†	2,327	16,522
Cadence Pharmaceuticals, Inc.	*†	3,700	34,706
Columbia Laboratories, Inc.	*†	5,940	8,554
CPEX Pharmaceuticals, Inc.	*	201	1,469
Cypress Bioscience, Inc.	*	4,031	$28,660
Depomed, Inc.	*	7,330	17,299
Discovery Laboratories, Inc.	*†	10,296	12,561
Durect Corp.	*	7,330	16,346
Emisphere Technologies, Inc.	*	3,412	2,303
Endo Pharmaceuticals Holdings, Inc.	*	10,438	184,544
Heska Corp.	*	4,463	1,072
Hi-Tech Pharmacal Co., Inc.	*	2,404	13,703
Hollis-Eden Pharmaceuticals, Inc.	*	3,834	1,840
Immtech Pharmaceuticals, Inc.	*	3,841	807
Inspire Pharmaceuticals, Inc.	*	4,570	18,554
KV Pharmaceutical Co., Class A	*†	3,009	4,965
Matrixx Initiatives, Inc.	*	1,810	29,684
MDRNA, Inc.	*	3,350	2,027
Medicines Co. (The)	*	5,261	57,029
Medicis Pharmaceutical Corp., Class A		4,522	55,937
NitroMed, Inc.	*	2,250	1,710
Noven Pharmaceuticals, Inc.	*	3,115	29,530
Obagi Medical Products, Inc.	*	2,119	11,400
Optimer Pharmaceuticals, Inc.	*†	4,269	56,308
Pain Therapeutics, Inc.	*	3,499	14,696
Par Pharmaceutical Cos., Inc.	*	3,271	30,976
Penwest Pharmaceuticals Co.	*	5,730	9,397
Perrigo Co.		7,060	175,300
Pozen, Inc.	*	1,922	11,763
Salix Pharmaceuticals Ltd.	*	4,445	42,228
Santarus, Inc.	*	7,750	12,478
Sepracor, Inc.	*	9,529	139,695
SuperGen, Inc.	*	3,719	6,731
Valeant Pharmaceuticals International	*†	5,975	106,295
Viropharma, Inc.	*	6,036	31,689
Vivus, Inc.	*	7,557	32,646
Warner Chilcott Ltd., Class A (Bermuda)	*	7,666	80,646
XenoPort, Inc.	*	1,873	36,261
			1,467,095
Professional Services—1.1%
Acacia Research—Acacia Technologies	*	5,547	22,632
Administaff, Inc.		2,357	49,803
Advisory Board Co. (The)	*†	1,300	21,554
Barrett Business Services, Inc.		1,740	16,739
CDI Corp.	†	2,129	20,694
Corporate Executive Board Co. (The)		3,201	46,414
CoStar Group, Inc.	*	1,557	47,099
CRA International, Inc.	*	1,427	26,942
Diamond Management & Technology Consultants, Inc.	†	3,731	9,514
Exponent, Inc.	*	1,790	45,341
First Advantage Corp., Class A	*	2,419	33,334
FTI Consulting, Inc.	*	4,170	206,332
Heidrick & Struggles International, Inc.	†	2,178	38,638
Hudson Highland Group, Inc.	*	1,880	2,087
Huron Consulting Group, Inc.	*	1,888	80,108
IHS, Inc., Class A	*	3,876	159,614
Kelly Services, Inc., Class A	†	2,431	19,569
Kforce, Inc.	*	3,398	23,888
Korn/Ferry International	*	4,056	36,747
LECG Corp.	*	2,344	5,954
Manpower, Inc.		6,234	196,558

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
MPS Group, Inc.	*	9,504	$56,549
Navigant Consulting, Inc.	*	4,173	54,541
Odyssey Marine Exploration, Inc.	*†	8,263	28,012
On Assignment, Inc.	*	3,093	8,382
RCM Technologies, Inc.	*	1,593	1,641
Resources Connection, Inc.	*	3,825	57,681
School Specialty, Inc.	*†	1,184	20,826
Spherion Corp.	*	6,986	14,531
TrueBlue, Inc.	*	4,946	40,804
Volt Information Sciences, Inc.	*†	1,251	8,319
Watson Wyatt Worldwide, Inc., Class A		3,647	180,052
			1,580,899
Real Estate Investment Trusts (REITs)—4.2%
Acadia Realty Trust REIT	†	3,062	32,488
Agree Realty Corp. REIT		1,045	16,396
Alesco Financial, Inc. REIT		5,693	2,733
Alexander’s, Inc. REIT	†	247	42,084
Alexandria Real Estate Equities, Inc. REIT	†	2,783	101,301
AMB Property Corp. REIT		11,831	170,366
American Campus Communities, Inc. REIT		3,966	68,850
Annaly Capital Management, Inc. REIT		43,806	607,589
Anthracite Capital, Inc. REIT	†	7,771	2,642
Anworth Mortgage Asset Corp. REIT		8,960	54,925
Arbor Realty Trust, Inc. REIT	†	5,065	3,647
Ashford Hospitality Trust, Inc. REIT	†	7,797	12,007
Associated Estates Realty Corp. REIT	†	2,550	14,484
BioMed Realty Trust, Inc. REIT	†	7,226	48,920
Brandywine Realty Trust REIT		6,205	17,684
BRE Properties, Inc. REIT	†	3,941	77,362
BRT Realty Trust REIT	†	916	3,252
Camden Property Trust REIT	†	3,937	84,960
Capital Trust, Inc., Class A REIT	†	4,198	4,618
CapLease, Inc. REIT		4,940	9,732
Capstead Mortgage Corp. REIT		5,087	54,634
CBL & Associates Properties, Inc. REIT	†	4,638	10,946
Cedar Shopping Centers, Inc. REIT		4,496	7,823
Chimera Investment Corp. REIT		16,873	56,693
Cogdell Spencer, Inc. REIT	†	1,880	9,588
Colonial Properties Trust REIT	†	2,752	10,485
Corporate Office Properties Trust REIT	†	3,831	95,124
Cousins Properties, Inc. REIT	†	3,311	21,323
DCT Industrial Trust, Inc. REIT	†	14,783	46,862
Developers Diversified Realty Corp. REIT		10,160	21,641
DiamondRock Hospitality Co. REIT	†	8,514	34,141
Digital Realty Trust, Inc. REIT	†	5,796	192,311
Douglas Emmett, Inc. REIT	†	9,168	67,752
Duke Realty Corp. REIT	†	13,777	75,773
DuPont Fabros Technology, Inc. REIT		2,483	$17,083
Eastern Light Capital, Inc. REIT	*	799	3,356
EastGroup Properties, Inc. REIT		2,269	63,691
Education Realty Trust, Inc. REIT		3,680	12,843
Entertainment Properties Trust REIT	†	2,446	38,549
Equity Lifestyle Properties, Inc. REIT	†	1,711	65,189
Equity One, Inc. REIT	†	2,445	29,805
Essex Property Trust, Inc. REIT	†	2,172	124,542
Extra Space Storage, Inc. REIT		7,268	40,047
Federal Realty Investment Trust REIT	†	4,551	209,346
FelCor Lodging Trust, Inc. REIT	†	3,938	5,356
First Industrial Realty Trust, Inc. REIT	†	2,823	6,916
First Potomac Realty Trust REIT		2,349	17,265
Franklin Street Properties Corp. REIT	†	5,200	63,960
Friedman Billings Ramsey Group, Inc., Class A REIT	*	14,580	2,916
Getty Realty Corp. REIT	†	1,418	26,020
Glimcher Realty Trust REIT		4,014	5,620
Gramercy Capital Corp. REIT	†	3,048	2,957
Hatteras Financial Corp. REIT		2,998	74,920
Healthcare Realty Trust, Inc. REIT	†	4,571	68,519
Hersha Hospitality Trust REIT		5,335	10,136
Highwoods Properties, Inc. REIT		4,673	100,096
HMG Courtland Properties REIT	*	1,250	3,762
Home Properties, Inc. REIT	†	2,509	76,901
Hospitality Properties Trust REIT		7,551	90,612
HRPT Properties Trust REIT	†	19,883	63,427
Inland Real Estate Corp. REIT	†	5,524	39,165
iStar Financial, Inc. REIT	†	8,506	23,902
JER Investors Trust, Inc. REIT	†	1,154	750
Kilroy Realty Corp. REIT	†	2,973	51,106
Kite Realty Group Trust REIT		8,526	20,889
LaSalle Hotel Properties REIT	†	2,501	14,606
Lexington Realty Trust REIT		6,415	15,268
Liberty Property Trust REIT		7,866	148,982
LTC Properties, Inc. REIT		2,290	40,167
Macerich Co. (The) REIT	†	5,915	37,028
Mack-Cali Realty Corp. REIT	†	5,194	102,893
Maguire Properties, Inc. REIT	*†	2,300	1,656
Medical Properties Trust, Inc. REIT		7,920	28,908
MFA Financial, Inc. REIT		17,644	103,747
Mid-America Apartment Communities, Inc. REIT	†	2,452	75,595
Mission West Properties, Inc. REIT	†	3,585	22,944
Monmouth Real Estate Investment Corp., Class A REIT	†	4,925	32,554
National Health Investors, Inc. REIT		2,442	65,617
National Retail Properties, Inc. REIT	†	5,523	87,484
Nationwide Health Properties, Inc. REIT	†	8,047	178,563

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Newcastle Investment Corp. REIT	†	4,400	$2,860
NorthStar Realty Finance Corp. REIT	†	8,645	20,056
Omega Healthcare Investors, Inc. REIT		7,036	99,067
Pacific Office Properties Trust, Inc. REIT		1,050	5,250
Parkway Properties, Inc. REIT		2,044	21,053
Pennsylvania Real Estate Investment Trust REIT	†	2,750	9,763
PMC Commercial Trust REIT		2,035	11,294
Post Properties, Inc. REIT	†	3,035	30,775
Potlatch Corp. REIT	†	2,871	66,578
PS Business Parks, Inc. REIT		1,482	54,612
RAIT Financial Trust REIT		5,932	7,237
Ramco-Gershenson Properties Trust REIT	†	1,412	9,107
Rayonier, Inc. REIT		6,175	186,608
Realty Finance Corp. REIT		3,335	333
Realty Income Corp. REIT	†	8,352	157,185
Redwood Trust, Inc. REIT	†	4,479	68,753
Regency Centers Corp. REIT	†	5,839	155,142
Resource Capital Corp. REIT		3,788	11,516
Saul Centers, Inc. REIT		1,310	30,091
Senior Housing Properties Trust REIT		9,329	130,793
SL Green Realty Corp. REIT	†	4,435	47,898
Sovran Self Storage, Inc. REIT		1,711	34,357
Strategic Hotels & Resorts, Inc. REIT	†	4,710	3,250
Sun Communities, Inc. REIT		2,657	31,432
Sunstone Hotel Investors, Inc. REIT	†	3,905	10,270
Tanger Factory Outlet Centers, Inc. REIT	†	2,648	81,717
Taubman Centers, Inc. REIT	†	4,467	76,118
UDR, Inc. REIT		10,873	93,617
Universal Health Realty Income Trust REIT		1,197	34,988
Urstadt Biddle Properties, Inc. REIT		2,334	31,322
U-Store-It Trust REIT		5,988	12,096
Washington Real Estate Investment Trust REIT	†	4,268	73,836
Weingarten Realty Investors REIT	†	7,760	73,875
Winthrop Realty Trust REIT		1,453	10,040
			6,089,683
Real Estate Management & Development—0.3%
Brookfield Properties Corp. (Canada)		17,858	102,505
Consolidated-Tomoka Land Co.	†	530	15,741
Forest City Enterprises, Inc., Class A	†	10,014	36,051
Forestar Group, Inc.	*	5,605	42,878
FX Real Estate and Entertainment, Inc.	*†	824	132
Grubb & Ellis Co.	†	2,553	1,609
Jones Lang LaSalle, Inc.		3,159	73,478
St. Joe Co. (The)	*†	7,869	131,727
Tejon Ranch Co.	*†	1,418	29,310
Thomas Properties Group, Inc.		2,396	2,827
			436,258
Road & Rail—0.7%
Amerco, Inc.	*	547	$18,341
Arkansas Best Corp.		2,119	40,303
Avis Budget Group, Inc.	*	6,267	5,703
Celadon Group, Inc.	*	1,972	10,945
Con-way, Inc.		3,246	58,201
Dollar Thrifty Automotive Group, Inc.	*	1,428	1,656
Genesee & Wyoming, Inc., Class A	*	2,893	61,476
Heartland Express, Inc.	†	5,189	76,849
Hertz Global Holdings, Inc.	*†	15,560	61,151
J.B. Hunt Transport Services, Inc.	†	9,319	224,681
Kansas City Southern	*	7,744	98,426
Knight Transportation, Inc.		4,980	75,497
Landstar System, Inc.	†	4,275	143,084
Old Dominion Freight Line, Inc.	*†	2,496	58,631
PAM Transportation Services, Inc.	*	1,139	6,253
Quality Distribution, Inc.	*	914	1,810
Saia, Inc.	*	2,862	34,201
Werner Enterprises, Inc.		3,850	58,212
YRC Worldwide, Inc.	*†	4,618	20,735
			1,056,155
Semiconductors & Semiconductor Equipment—2.8%
Actel Corp.	*	4,134	41,836
Advanced Analogic Technologies, Inc.	*†	10,214	36,770
Advanced Energy Industries, Inc.	*	4,472	33,674
Aetrium, Inc.	*	614	903
Amkor Technology, Inc.	*†	12,212	32,728
Anadigics, Inc.	*	4,986	10,321
Applied Micro Circuits Corp.	*	7,749	37,660
Asyst Technologies, Inc.	*†	3,243	908
Atheros Communications, Inc.	*†	6,377	93,487
Atmel Corp.	*	38,623	140,201
ATMI, Inc.	*	3,386	52,246
Axcelis Technologies, Inc.	*	6,926	2,632
AXT, Inc.	*	4,552	3,869
Brooks Automation, Inc.	*	4,415	20,353
Cabot Microelectronics Corp.	*	2,070	49,742
California Micro Devices Corp.	*	2,476	6,017
Cavium Networks, Inc.	*†	3,914	45,168
Ceva, Inc.	*	3,092	22,510
Cirrus Logic, Inc.	*	5,397	20,293
Cohu, Inc.	†	1,889	13,601
Conexant Systems, Inc.	*	8,169	5,310
Cree, Inc.	*†	6,721	158,145
Cymer, Inc.	*	2,731	60,792
Cypress Semiconductor Corp.	*	14,460	97,894
Diodes, Inc.	*†	3,326	35,289
DSP Group, Inc.	*	4,251	18,364
Electroglas, Inc.	*	3,991	200
Emcore Corp.	*	6,178	4,633
Entegris, Inc.	*	7,678	6,603
Exar Corp.	*†	3,475	21,684
Fairchild Semiconductor International, Inc.	*	12,131	45,249
FEI Co.	*	2,918	45,025
Formfactor, Inc.	*	3,763	67,809
FSI International, Inc.	*	4,280	1,382
Hifn, Inc.	*	1,882	7,453
Integrated Device Technology, Inc.	*	15,458	70,334

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Integrated Silicon Solution, Inc.	*	2,930	$4,424
International Rectifier Corp.	*†	4,883	65,969
Intersil Corp., Class A		9,983	114,804
IXYS Corp.		3,270	26,356
Kopin Corp.	*†	5,031	11,672
Kulicke & Soffa Industries, Inc.	*†	4,089	10,713
Lam Research Corp.	*†	10,051	228,861
Lattice Semiconductor Corp.	*	16,642	22,966
LTX-Credence Corp.	*	14,256	3,992
Marvell Technology Group Ltd. (Bermuda)	*	41,586	380,928
Mattson Technology, Inc.	*†	4,081	3,432
Maxim Integrated Products, Inc.		24,742	326,842
Micrel, Inc.		3,731	26,266
Microsemi Corp.	*	6,947	80,585
Mindspeed Technologies, Inc.	*†	802	994
MIPS Technologies, Inc.	*	5,359	15,702
MKS Instruments, Inc.	*	3,260	47,824
MoSys, Inc.	*†	3,592	6,825
NVE Corp.	*	771	22,213
Omnivision Technologies, Inc.	*	4,446	29,877
ON Semiconductor Corp.	*	37,753	147,237
PDF Solutions, Inc.	*†	3,093	4,887
Pericom Semiconductor Corp.	*	2,254	16,477
Photronics, Inc.	*	1,989	1,909
PLX Technology, Inc.	*	2,950	6,402
PMC—Sierra, Inc.	*	21,210	135,320
Power Integrations, Inc.	†	2,822	48,538
QuickLogic Corp.	*	4,080	7,222
Rambus, Inc.	*†	10,859	102,726
Ramtron International Corp.	*	1,920	1,920
RF Micro Devices, Inc.	*	18,530	24,645
Rudolph Technologies, Inc.	*	2,516	7,623
Semitool, Inc.	*	2,320	6,450
Semtech Corp.	*	4,634	61,864
Sigma Designs, Inc.	*†	3,793	47,185
Silicon Image, Inc.	*	6,882	16,517
Silicon Laboratories, Inc.	*†	3,387	89,417
Silicon Storage Technology, Inc.	*†	7,634	12,596
SiRF Technology Holdings, Inc.	*	3,832	8,814
Skyworks Solutions, Inc.	*	15,015	121,021
Standard Microsystems Corp.	*†	2,548	47,393
Tegal Corp.	*	312	343
Tessera Technologies, Inc.	*	4,076	54,496
Transwitch Corp.	*	3,433	1,030
Trident Microsystems, Inc.	*†	5,092	7,434
TriQuint Semiconductor, Inc.	*	13,250	32,728
Ultra Clean Holdings, Inc.	*	1,756	1,879
Ultratech, Inc.	*	2,462	30,750
Varian Semiconductor Equipment Associates, Inc.	*†	5,509	119,325
Veeco Instruments, Inc.	*	2,611	17,415
Virage Logic Corp.	*	3,332	10,829
Volterra Semiconductor Corp.	*	4,748	40,073
White Electronic Designs Corp.	*	2,284	9,159
Zoran Corp.	*	5,136	45,197
			4,029,151
Software—3.2%
ACI Worldwide, Inc.	*†	3,078	57,713
Activision Blizzard, Inc.	*	48,838	510,846
Actuate Corp.	*	6,674	20,422
Advent Software, Inc.	*†	1,819	60,591
American Software, Inc., Class A		1,950	10,277
ANSYS, Inc.	*	7,473	$187,572
Ariba, Inc.	*	8,263	72,136
Authentidate Holding Corp.	*	1,023	409
Blackbaud, Inc.		4,488	52,106
Blackboard, Inc.	*†	2,275	72,209
Borland Software Corp.	*	6,776	3,117
Bottomline Technologies, Inc.	*	3,578	23,543
Cadence Design Systems, Inc.	*	21,402	89,888
Callidus Software, Inc.	*†	2,703	7,839
Catapult Communications Corp.	*	750	5,228
Concur Technologies, Inc.	*†	4,348	83,438
DataTRAK International, Inc.	*	1,359	299
Datawatch Corp.	*	3,500	4,655
Double-Take Software, Inc.	*	3,666	24,782
Ebix, Inc.	*	3,120	77,532
Entrust, Inc.	*†	7,470	11,280
Epicor Software Corp.	*	5,701	21,721
EPIQ Systems, Inc.	*†	3,832	69,091
ePresence, Inc.	*‡δ	1,173	—
Evans & Sutherland Computer Co.	*	1,883	490
Evolving Systems, Inc.	*	1,054	1,370
Factset Research Systems, Inc.	†	3,461	173,015
Fair Isaac Corp.		3,740	52,622
FalconStor Software, Inc.	*	4,054	9,689
Informatica Corp.	*	7,363	97,633
Interactive Intelligence, Inc.	*	3,121	28,276
Jack Henry & Associates, Inc.	†	7,092	115,741
JDA Software Group, Inc.	*	2,379	27,477
Kenexa Corp.	*†	2,904	15,653
Lawson Software, Inc.	*	14,326	60,886
Macrovision Solutions Corp.	*	7,117	126,611
Magma Design Automation, Inc.	*†	3,929	2,947
Manhattan Associates, Inc.	*†	2,125	36,805
Mentor Graphics Corp.	*†	7,373	32,736
Micros Systems, Inc.	*†	7,165	134,344
MicroStrategy, Inc., Class A	*	791	27,044
Netscout Systems, Inc.	*	3,784	27,093
Nuance Communications, Inc.	*†	15,985	173,597
Parametric Technology Corp.	*	9,256	92,375
Pegasystems, Inc.		2,142	39,777
Phoenix Technologies Ltd.	*	2,710	4,390
PLATO Learning, Inc.	*	1,826	3,250
Progress Software Corp.	*	3,213	55,778
PROS Holdings, Inc.	*	1,506	7,003
QAD, Inc.	†	1,363	3,448
Quality Systems, Inc.	†	1,589	71,902
Quest Software, Inc.	*	5,563	70,539
Radiant Systems, Inc.	*	2,709	11,947
Red Hat, Inc.	*	15,609	278,465
Renaissance Learning, Inc.	†	1,354	12,145
Scientific Learning Corp.	*	3,146	5,663
Smith Micro Software, Inc.	*	2,612	13,661
Soapstone Networks, Inc.	*	3,392	12,143
Solera Holdings, Inc.	*	6,114	151,505
Sonic Foundry, Inc.	*†	6,100	4,270
Sonic Solutions, Inc.	*†	1,810	2,172
SourceForge, Inc.	*	6,619	5,494
SPSS, Inc.	*	1,831	52,055
SumTotal Systems, Inc.	*	7,532	12,729
Sybase, Inc.	*†	6,731	203,882
Symyx Technologies, Inc.	*	3,865	17,199
Synchronoss Technologies, Inc.	*	1,415	17,348
Synopsys, Inc.	*	11,543	239,286
Take-Two Interactive Software, Inc.	*	5,625	46,969

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
TeleCommunication Systems, Inc., Class A	*	6,400	$58,688
THQ, Inc.	*	4,685	14,242
TIBCO Software, Inc.	*	15,556	91,314
TiVo, Inc.	*	8,402	59,150
Tyler Technologies, Inc.	*†	3,715	54,350
Ultimate Software Group, Inc.	*†	3,246	56,026
VASCO Data Security International, Inc.	*	1,767	10,196
Versant Corp.	*	1,264	21,728
VMware, Inc., Class A	*	3,186	75,253
Wayside Technology Group, Inc.		1,787	12,420
Wind River Systems, Inc.	*	6,438	41,203
			4,540,688
Specialty Retail—3.1%
A.C. Moore Arts & Crafts, Inc.	*	1,967	3,718
Aaron Rents, Inc.	†	3,865	103,041
Advance Auto Parts, Inc.		7,732	317,631
Aeropostale, Inc.	*	6,416	170,409
American Eagle Outfitters, Inc.		15,939	195,093
America’s Car-Mart, Inc.	*†	1,569	21,323
AnnTaylor Stores Corp.	*†	7,577	39,400
Asbury Automotive Group, Inc.		5,829	25,123
Barnes & Noble, Inc.	†	3,301	70,575
Bebe Stores, Inc.	†	2,040	13,607
Big 5 Sporting Goods Corp.		5,707	33,500
Blockbuster, Inc., Class A	*†	16,050	11,556
Borders Group, Inc.	*	3,582	2,257
Brown Shoe Co., Inc.	†	3,758	14,093
Buckle, Inc. (The)	†	2,041	65,169
Build-A-Bear Workshop, Inc.	*	5,570	33,810
Cabela’s, Inc.	*	4,717	42,972
Cache, Inc.	*†	2,130	6,134
Carmax, Inc.	*†	17,855	222,116
Casual Male Retail Group, Inc.	*	2,471	1,211
Cato Corp. (The), Class A		2,994	54,730
Charlotte Russe Holding, Inc.	*	4,082	33,268
Charming Shoppes, Inc.	*†	10,301	14,421
Chico’s FAS, Inc.	*†	20,392	109,505
Children’s Place Retail Stores, Inc. (The)	*	2,219	48,574
Christopher & Banks Corp.		6,972	28,515
Citi Trends, Inc.	*	1,617	37,013
Coldwater Creek, Inc.	*†	9,425	23,657
Collective Brands, Inc.	*	7,842	76,381
Cost Plus, Inc.	*†	2,725	2,589
Destination Maternity Corp.	*†	684	4,316
Dick’s Sporting Goods, Inc.	*†	8,827	125,961
Dress Barn, Inc.	*†	4,554	55,969
DSW, Inc., Class A	*†	1,395	12,960
Eddie Bauer Holdings, Inc.	*	2,438	1,048
Finish Line, Inc. (The), Class A		3,667	24,276
Foot Locker, Inc.		12,198	127,835
Genesco, Inc.	*	2,452	46,171
Group 1 Automotive, Inc.	†	3,127	43,684
Guess?, Inc.		5,152	108,604
Gymboree Corp.	*	2,665	56,898
Haverty Furniture Cos., Inc.	†	2,301	24,230
Hibbett Sports, Inc.	*†	2,997	57,602
Hot Topic, Inc.	*†	5,272	58,994
J. Crew Group, Inc.	*†	5,647	74,427
Jo-Ann Stores, Inc.	*	2,192	35,817
JOS A. Bank Clothiers, Inc.	*†	2,128	59,180
Kirkland’s, Inc.	*	6,230	30,402
Lithia Motors, Inc., Class A		2,689	$6,050
MarineMax, Inc.	*†	3,026	5,931
Men’s Wearhouse, Inc. (The)		5,256	79,576
Midas, Inc.	*	1,278	10,122
Monro Muffler, Inc.		1,635	44,685
OfficeMax, Inc.		10,643	33,206
Pacific Sunwear of California, Inc.	*†	5,046	8,376
Penske Auto Group, Inc.	†	4,636	43,254
Pep Boys-Manny, Moe & Jack (The)	†	3,451	15,219
PetSmart, Inc.		10,600	222,176
Pier 1 Imports, Inc.	*	6,447	3,610
Rent-A-Center, Inc.	*	5,897	114,225
Rex Stores Corp.	*†	1,034	11,084
Ross Stores, Inc.		10,734	385,136
Sally Beauty Holdings, Inc.	*†	11,343	64,428
Select Comfort Corp.	*	3,139	2,260
Shoe Carnival, Inc.	*	1,098	11,364
Signet Jewelers Ltd. (Bermuda)	†	7,550	86,448
Sonic Automotive, Inc., Class A	†	4,249	6,798
Stage Stores, Inc.		3,672	37,014
Stein Mart, Inc.	*†	5,792	16,739
Systemax, Inc.	*	1,358	17,545
Talbots, Inc.	†	1,205	4,230
Tractor Supply Co.	*†	2,765	99,706
Trans World Entertainment Corp.	*	1,932	1,179
TravelCenters of America LLC	*	964	1,764
Tween Brands, Inc.	*	5,581	11,943
Urban Outfitters, Inc.	*	10,629	173,997
Walking Co. Holdings, Inc. (The)	*	1,621	3,453
West Marine, Inc.	*†	2,443	13,070
Wet Seal, Inc. (The), Class A	*	16,190	54,398
Williams-Sonoma, Inc.		8,694	87,636
Zale Corp.	*†	2,902	5,659
			4,452,046
Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*	4,869	91,586
Charles & Colvard Ltd.	*	693	243
Cherokee, Inc.		2,054	32,042
Columbia Sportswear Co.	†	1,447	43,294
CROCS, Inc.	*	10,660	12,685
Culp, Inc.	*	888	2,735
Deckers Outdoor Corp.	*†	1,441	76,431
Forward Industries, Inc.	*	630	1,172
Fossil, Inc.	*	4,595	72,141
Hallwood Group, Inc.		100	888
Hanesbrands, Inc.	*	10,909	104,399
Iconix Brand Group, Inc.	*	6,641	58,773
Jones Apparel Group, Inc.		6,736	28,426
Kenneth Cole Productions, Inc., Class A	†	956	6,109
K-Swiss, Inc., Class A	†	2,909	24,843
Lazare Kaplan International, Inc.	*	1,140	1,208
Liz Claiborne, Inc.		7,285	17,994
Movado Group, Inc.		1,527	11,514
Oxford Industries, Inc.	†	3,052	18,831
Phillips-Van Heusen Corp.		4,515	102,400
Quiksilver, Inc.	*†	7,789	9,970
Skechers U.S.A., Inc., Class A	*	2,697	17,989
Steven Madden Ltd.	*	1,528	28,696
Tarrant Apparel Group	*	1,107	886
Timberland Co. (The), Class A	*	4,485	53,551
Under Armour, Inc., Class A	*†	4,196	68,940

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Unifi, Inc.	*†	9,669	$6,188
Warnaco Group, Inc. (The)	*	4,690	112,560
Wolverine World Wide, Inc.		4,210	65,592
			1,072,086
Thrifts & Mortgage Finance—1.2%
Anchor Bancorp Wisconsin, Inc.		5,568	7,517
Astoria Financial Corp.		6,733	61,876
Bank Mutual Corp.		5,557	50,346
BankAtlantic Bancorp, Inc., Class A	†	4,683	9,413
BankUnited Financial Corp., Class A		2,413	555
Beneficial Mutual Bancorp, Inc.	*†	4,733	46,620
Brookline Bancorp, Inc.		6,167	58,586
Capitol Federal Financial		1,982	74,939
CFS Bancorp, Inc.	†	1,873	7,305
Charter Financial Corp.	†	350	3,062
Corus Bankshares, Inc.	*	4,380	1,183
Danvers Bancorp, Inc.	†	3,141	43,377
Dime Community Bancshares, Inc.		3,549	33,290
Doral Financial Corp. (Puerto Rico)	*	3,585	6,453
ESSA Bancorp, Inc.		2,873	38,240
Federal Agricultural Mortgage Corp., Class C	†	1,507	4,039
Federal Home Loan Mortgage Corp.	†	43,895	33,360
Federal National Mortgage Association		66,437	46,506
First Financial Holdings, Inc.		990	7,573
First Financial Northwest, Inc.	†	2,164	18,048
First Financial Service Corp.		988	11,056
First Niagara Financial Group, Inc.		10,504	114,494
First Place Financial Corp.		1,727	5,803
Flagstar Bancorp, Inc.	*†	9,020	6,765
Flushing Financial Corp.		2,981	17,946
Guaranty Financial Group, Inc.	*†	6,461	6,784
Harrington West Financial Group, Inc.		1,172	1,799
Kearny Financial Corp.		3,008	31,524
MGIC Investment Corp.		9,027	12,818
NASB Financial, Inc.	†	529	13,177
New York Community Bancorp, Inc.	†	28,285	315,943
NewAlliance Bancshares, Inc.		8,585	100,788
Northwest Bancorp, Inc.		2,429	41,050
OceanFirst Financial Corp.		2,108	21,544
Ocwen Financial Corp.	*†	3,062	34,999
Oritani Financial Corp.	*†	2,110	29,540
Parkvale Financial Corp.		1,077	11,825
PMI Group, Inc. (The)	†	5,087	3,154
Provident Financial Services, Inc.		5,182	56,017
Provident New York Bancorp		3,488	29,822
Radian Group, Inc.		7,245	13,186
Riverview Bancorp, Inc.		2,602	10,070
TFS Financial Corp.		8,927	108,285
TierOne Corp.		1,971	4,218
Tree.com, Inc.	*	433	2,000
Triad Guaranty, Inc.	*	5,663	907
Trustco Bank Corp.		7,080	42,622
United Western Bancorp, Inc.		974	4,753
Washington Federal, Inc.	†	7,754	$103,051
Westfield Financial, Inc.		4,068	35,798
WSFS Financial Corp.		610	13,640
			1,757,666
Tobacco—0.1%
Alliance One International, Inc.	*	10,209	39,203
Universal Corp.	†	1,971	58,972
Vector Group Ltd.		4,574	59,416
			157,591
Trading Companies & Distributors—0.5%
Aceto Corp.		3,385	20,175
Aircastle Ltd.		3,110	14,462
Applied Industrial Technologies, Inc.		2,868	48,383
Beacon Roofing Supply, Inc.	*	4,124	55,220
Building Materials Holding Corp.	*	4,826	1,207
GATX Corp.	†	3,432	69,429
H&E Equipment Services, Inc.	*	1,490	9,759
Houston Wire & Cable Co.		1,569	12,160
Interline Brands, Inc.	*	4,165	35,111
Kaman Corp.		2,736	34,309
MSC Industrial Direct Co., Class A		3,645	113,250
Rush Enterprises, Inc., Class A	*	3,059	27,286
United Rentals, Inc.	*	8,627	36,320
Watsco, Inc.		2,071	70,476
WESCO International, Inc.	*	5,009	90,763
Willis Lease Finance Corp.	*	1,234	13,056
			651,366
Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC	†	7,241	9,993
Water Utilities—0.4%
American States Water Co.	†	1,492	54,189
American Water Works Co., Inc.	†	4,470	86,003
Aqua America, Inc.	†	10,817	216,340
California Water Service Group		1,589	66,516
Connecticut Water Service, Inc.	†	1,839	37,295
Middlesex Water Co.		2,861	41,198
SJW Corp.	†	1,637	41,629
Southwest Water Co.	†	5,876	25,267
			568,437
Wireless Telecommunication Services—1.3%
Centennial Communications Corp.	*	7,222	59,654
Clearwire Corp., Class A	*†	6,241	32,141
Crown Castle International Corp.	*	20,594	420,323
FiberTower Corp.	*	6,580	1,316
iPCS, Inc.	*	1,789	17,371
Leap Wireless International, Inc.	*	4,715	164,412
MetroPCS Communications, Inc.	*†	20,484	349,867
NII Holdings, Inc.	*	14,294	214,410
SBA Communications Corp., Class A	*†	9,872	230,018
Syniverse Holdings, Inc.	*	5,235	82,504
Telephone & Data Systems, Inc.		7,300	193,523

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Telephone & Data Systems, Inc. (Special Shares)		1,314	$31,076
United States Cellular Corp.	*	1,375	45,842
			1,842,457
TOTAL COMMON STOCKS
(Cost $203,922,626)			139,882,605

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
0.219%	06/18/2009	‡‡
(Cost $489,768)			$490,000	489,841

		Shares	Value
RIGHTS—0.0%
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,744	645
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,807	—
TOTAL RIGHTS
(Cost $—)			645

WARRANTS—0.0%
Diversified Financial Services—0.0%
Equitex, Inc., Class A, Expires 02/07/2010	*‡δ	264	—
Equitex, Inc., Class B, Expires 02/07/2010	*‡δ	264	—
Pegasus Wireless Corp., Expires 12/31/2009	*‡δ	200	—
TOTAL WARRANTS
(Cost $—)			—

CASH EQUIVALENTS—23.3%
Institutional Money Market Funds—22.1%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	1,121,151	1,121,151
AIM Short-Term Investments Trust Prime Assets Portfolio	††	26,927,282	26,927,282
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		3,791,965	3,791,965
			31,840,398

Coupon Rate	Maturity Date		Face	Value
Medium Term Notes—1.2%
BBVA Senior Finance SA
1.213%	04/17/2009	#††	$999,501	$999,501
General Electric Capital Corp.
1.189%	10/26/2009	#††	733,463	733,463
				1,732,964
TOTAL CASH EQUIVALENTS
(Cost $33,573,362)				33,573,362
TOTAL INVESTMENTS—120.5%
(Cost $237,985,756)				173,946,453
Other assets less liabilities—(20.5%)				(29,615,421)
NET ASSETS—100.0%				$144,331,032

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Non-income producing.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.

δ	Security has no market value at 03/31/2009.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—97.4%
Australia—6.6%
AGL Energy Ltd.		7,248	$75,189
Alumina Ltd.		20,052	18,074
Amcor Ltd.		11,838	36,613
AMP Ltd.		29,357	95,837
Aristocrat Leisure Ltd.		6,119	14,567
ASX Ltd.		2,784	56,764
Australia & New Zealand Banking Group Ltd.		32,314	353,105
AXA Asia Pacific Holdings Ltd.		14,164	33,551
Bendigo and Adelaide Bank Ltd.		4,702	26,732
BHP Billiton Ltd.		54,133	1,196,404
Billabong International Ltd.		3,672	21,692
BlueScope Steel Ltd.		12,806	22,973
Boral Ltd.	†	7,953	20,000
Brambles Ltd.		22,972	76,632
Caltex Australia Ltd.		2,904	18,042
CFS Retail Property Trust REIT		24,195	27,491
Coca-Cola Amatil Ltd.		7,823	47,144
Cochlear Ltd.		767	26,747
Commonwealth Bank of Australia		23,730	569,676
Computershare Ltd.		6,556	39,974
Crown Ltd.		8,998	39,942
CSL Ltd.		9,480	214,215
CSR Ltd.		23,630	19,763
Dexus Property Group REIT		55,958	29,152
Fairfax Media Ltd.	†	24,051	17,020
Fortescue Metals Group Ltd.	*	21,130	37,694
Foster’s Group Ltd.		31,606	111,153
Goodman Fielder Ltd.		21,372	15,488
Goodman Group REIT		41,159	9,343
GPT Group REIT		61,350	18,630
Harvey Norman Holdings Ltd.		10,998	19,639
Incitec Pivot Ltd.		27,185	40,281
Insurance Australia Group Ltd.		31,863	77,385
Leighton Holdings Ltd.		2,521	33,796
Lend Lease Corp. Ltd.		5,631	25,573
Lion Nathan Ltd.		6,303	35,315
Macquarie Airports		9,138	11,536
Macquarie Group Ltd.	†	4,238	79,802
Macquarie Infrastructure Group	†	40,325	41,312
Macquarie Office Trust REIT		42,146	5,007
Metcash Ltd.		10,088	28,411
Mirvac Group REIT		28,119	16,504
National Australia Bank Ltd.		30,167	421,111
Newcrest Mining Ltd.		7,242	166,706
Nufarm Ltd.		1,926	15,199
OneSteel Ltd.		14,808	23,267
Orica Ltd.		5,201	53,649
Origin Energy Ltd.		14,621	150,423
OZ Minerals Ltd.	‡	43,462	16,773
Perpetual Ltd.		532	9,978
Qantas Airways Ltd.		18,484	22,334
QBE Insurance Group Ltd.	†	15,603	209,314
Rio Tinto Ltd.		4,609	183,048
Santos Ltd.		9,547	112,367
Sims Metal Management Ltd.		2,622	31,143
Sonic Healthcare Ltd.		5,297	40,802
SP AusNet		9,757	6,164
Stockland REIT		23,836	50,927
Suncorp-Metway Ltd.		18,496	77,247
Tabcorp Holdings Ltd.		9,246	41,759
Tatts Group Ltd.		17,158	33,024
Telstra Corp. Ltd.		69,701	$155,590
Toll Holdings Ltd.		9,173	39,911
Transurban Group		18,847	61,222
Wesfarmers Ltd.		15,101	198,151
Wesfarmers Ltd. (Partially Protected Shares)		2,735	36,140
Westfield Group REIT		32,508	225,345
Westpac Banking Corp.		45,075	595,216
Woodside Petroleum Ltd.		7,778	207,176
Woolworths Ltd.		19,325	335,416
WorleyParsons Ltd.		2,239	28,217
			7,251,787
Austria—0.3%
Erste Group Bank AG	†	2,966	50,237
OMV AG	†	2,644	88,452
Raiffeisen International Bank Holding AG	†	778	21,907
Strabag SE (Bearer)	†	850	16,677
Telekom Austria AG		5,295	80,160
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A		1,127	42,773
Vienna Insurance Group	†	618	17,736
Voestalpine AG	†	1,825	23,855
Wienerberger AG	†	1,303	10,253
			352,050
Belgium—0.9%
Anheuser-Busch InBev NV		11,413	314,259
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	19
Belgacom SA		2,883	90,350
Colruyt SA		256	58,709
Delhaize Group	†	1,618	104,998
Dexia SA	†	8,587	29,605
Fortis		34,845	63,665
Groupe Bruxelles Lambert SA		1,399	94,986
Groupe Bruxelles Lambert SA VVPR	*	127	1
KBC Groep NV		2,606	42,100
Mobistar SA		449	28,351
Nationale A Portefeuille		620	28,779
Solvay SA, Class A		1,015	71,183
UCB SA	†	1,486	43,777
Umicore	†	1,995	36,868
			1,007,650
Bermuda—0.1%
Frontline Ltd.	†	865	15,376
Seadrill Ltd.	†	4,479	43,296
			58,672
China—0.0%
Foxconn International Holdings Ltd.	*†	41,000	17,362
Denmark—0.9%
A.P. Moller-Maersk A/S, Class A		8	34,752
A.P. Moller-Maersk A/S, Class B		18	79,097
Carlsberg A/S, Class B		1,122	46,073
Coloplast A/S, Class B		394	24,215
Danisco A/S		833	24,962
Danske Bank A/S	*	7,160	60,306
DSV A/S		2,883	21,183
FLSmidth & Co. A/S		950	24,207

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Jyske Bank A/S (Registered)	*	725	$16,546
Novo Nordisk A/S, Class B		7,200	345,210
Novozymes A/S, Class B		839	60,695
Topdanmark A/S	*	339	33,371
TrygVesta AS		350	17,710
Vestas Wind Systems A/S	*	2,987	131,220
William Demant Holding	*	358	14,418
			933,965
Finland—1.2%
Elisa Oyj	†	1,951	28,439
Fortum Oyj		7,265	138,381
Kesko Oyj, Class B		1,238	25,684
Kone Oyj, Class B		2,321	48,081
Metso Oyj		2,116	24,998
Neste Oil Oyj	*†	2,068	27,487
Nokia Oyj		61,303	716,964
Nokian Renkaat Oyj	†	1,550	18,168
Orion Oyj, Class B		1,592	23,038
Outokumpu Oyj		2,272	24,582
Pohjola Bank plc	†	1,802	10,594
Rautaruukki Oyj		1,584	25,345
Sampo Oyj, Class A		6,916	101,979
Sanoma Oyj	†	1,909	24,369
Stora Enso Oyj, Class R	*	9,940	35,210
UPM-Kymmene Oyj		8,221	47,447
Wartsila Oyj		1,429	30,137
			1,350,903
France—10.0%
Accor SA	†	3,273	113,912
Aeroports de Paris		565	30,081
Air France-KLM		2,488	22,122
Air Liquide		3,918	318,606
Alcatel-Lucent	*	38,733	72,412
Alstom SA		3,340	173,200
Atos Origin SA		1,417	36,353
AXA SA		24,970	299,701
BioMerieux		156	12,176
BNP Paribas		13,236	546,071
Bouygues SA		3,869	138,259
Bureau Veritas SA		488	18,466
Cap Gemini SA		2,232	71,734
Carrefour SA		10,233	399,189
Casino Guichard Perrachon SA		602	39,171
Christian Dior SA		796	43,602
Cie de Saint-Gobain	†	5,780	161,950
Cie Generale de Geophysique-Veritas	*	2,080	24,079
Cie Generale d’Optique Essilor International SA	†	3,156	121,940
CNP Assurances		676	42,633
Compagnie Generale des Etablissements Michelin, Class B		2,404	89,103
Credit Agricole SA		13,768	151,910
Dassault Systemes SA	†	1,254	48,695
EDF SA		3,175	124,520
Eiffage SA		489	22,749
Eramet		86	18,981
Eurazeo		231	6,189
Eutelsat Communications		1,153	24,502
France Telecom SA		29,518	672,926
GDF Suez		17,675	606,157
Gecina SA REIT		252	9,667
Groupe Danone		7,044	342,786
Hermes International		912	$106,101
ICADE REIT		336	23,789
Iliad SA		227	21,161
Imerys SA		316	11,611
Ipsen SA		286	11,011
JCDecaux SA		1,530	17,332
Klepierre REIT	†	1,340	23,542
Lafarge SA	†	2,413	108,938
Lagardere SCA	†	2,073	58,171
Legrand SA		1,478	25,678
L’Oreal SA		3,941	270,925
LVMH Moet Hennessy Louis Vuitton SA	†	3,848	241,468
M6-Metropole Television		1,711	27,920
Natixis		15,994	27,142
Neopost SA		600	46,530
PagesJaunes Groupe		1,314	11,108
Pernod-Ricard SA	†	2,725	151,863
Peugeot SA		2,438	46,106
PPR	†	1,274	81,676
Publicis Groupe		2,281	58,474
Renault SA		2,696	55,435
Safran SA	†	3,027	28,179
Sanofi-Aventis SA		16,966	952,151
Schneider Electric SA	†	3,506	233,172
SCOR SE		2,746	56,429
Societe BIC SA		451	22,160
Societe Des Autoroutes Paris-Rhin-Rhone		304	19,391
Societe Generale		7,623	298,188
Societe Television Francaise 1		2,508	19,654
Sodexo		1,672	76,160
Suez Environnement SA	*	4,304	63,290
Technip SA		1,700	59,928
Thales SA		1,497	56,687
Total SA		34,411	1,701,603
Unibail-Rodamco (Paris Exchange) REIT		1,288	182,261
Valeo SA	†	1,258	18,392
Vallourec SA		870	80,659
Veolia Environnement		5,919	123,600
Vinci SA		6,633	246,247
Vivendi SA		18,868	499,039
Wendel		384	10,143
Zodiac Aerospace		569	14,418
			10,991,574
Germany—7.6%
Adidas AG	†	3,316	110,056
Allianz SE (Registered)		7,296	610,693
BASF SE		15,051	454,860
Bayer AG	†	12,329	589,036
Bayerische Motoren Werke AG	†	5,341	154,062
Beiersdorf AG	†	1,579	70,719
Celesio AG		1,532	28,204
Commerzbank AG		10,489	55,799
Daimler AG (Registered)		14,003	352,810
Deutsche Bank AG (Registered)	†	8,745	350,291
Deutsche Boerse AG	†	3,062	183,707
Deutsche Lufthansa AG (Registered)		3,693	40,009
Deutsche Post AG (Registered)		13,562	146,133
Deutsche Postbank AG	†	1,429	22,642
Deutsche Telekom AG	†	45,726	566,361
E.ON AG		30,662	850,383
Fraport AG Frankfurt Airport Services Worldwide		637	20,455

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fresenius Medical Care AG & Co. KGaA	†	3,132	$121,536
Fresenius SE		330	12,493
GEA Group AG		2,256	24,014
Hamburger Hafen und Logistik AG		293	7,211
Hannover Rueckversicherung AG (Registered)	†	795	25,323
HeidelbergCement AG		348	11,400
Henkel AG & Co. KGaA		2,008	50,654
Hochtief AG		816	30,742
K+S AG	†	2,360	109,098
Linde AG		2,163	146,863
MAN AG	†	1,752	76,049
Merck KGaA	*†	1,015	89,682
Metro AG	†	2,019	66,569
Muenchener Rueckversicherungs AG (Registered)		3,329	405,359
Puma AG Rudolf Dassler Sport		91	13,777
Q-Cells SE	*†	906	17,643
RWE AG	†	7,091	496,586
Salzgitter AG		639	35,565
SAP AG		13,933	487,197
Siemens AG (Registered)		14,009	799,768
Solarworld AG	†	1,548	31,565
Suedzucker AG	†	790	15,240
ThyssenKrupp AG		5,881	102,602
TUI AG		3,859	20,578
United Internet AG (Registered)	†	1,658	13,782
Volkswagen AG		1,444	443,433
Wacker Chemie AG		213	17,591
			8,278,540
Greece—0.5%
Alpha Bank AE		6,130	40,684
Coca Cola Hellenic Bottling Co. SA		2,441	35,084
EFG Eurobank Ergasias SA		5,185	29,951
Hellenic Petroleum SA		1,972	18,838
Hellenic Telecommunications Organization SA		4,880	73,149
Marfin Investment Group SA	*	10,995	39,842
National Bank of Greece SA		7,807	118,585
OPAP SA		3,602	95,217
Piraeus Bank SA		4,966	32,999
Public Power Corp. SA		2,009	36,459
Titan Cement Co. SA		500	10,663
			531,471
Hong Kong—2.3%
ASM Pacific Technology Ltd.		2,000	7,006
Bank of East Asia Ltd.		27,720	53,562
BOC Hong Kong Holdings Ltd.		59,500	60,939
Cathay Pacific Airways Ltd.		18,000	17,855
Cheung Kong Holdings Ltd.		22,000	189,614
Cheung Kong Infrastructure Holdings Ltd.		7,000	28,005
Chinese Estates Holdings Ltd.		15,000	18,204
CLP Holdings Ltd.		33,000	226,745
Esprit Holdings Ltd.		17,500	89,291
Genting International plc	*	47,000	16,235
Hang Lung Group Ltd.		12,000	36,551
Hang Lung Properties Ltd.		38,000	89,397
Hang Seng Bank Ltd.		12,300	$124,132
Henderson Land Development Co. Ltd.		20,000	76,264
Hong Kong & China Gas Co. Ltd.		62,600	98,677
Hong Kong Aircraft Engineering Company Ltd.		1,200	10,327
Hong Kong Exchanges and Clearing Ltd.		16,000	150,999
HongKong Electric Holdings		22,500	133,681
Hopewell Highway Infrastructure Ltd.		1,100	621
Hopewell Holdings Ltd.		11,000	28,968
Hutchison Telecommunications International Ltd.		28,000	8,759
Hutchison Whampoa Ltd.		35,000	171,818
Hysan Development Co. Ltd.		7,000	11,847
Kerry Properties Ltd.		11,000	26,512
Kingboard Chemical Holdings Ltd.		11,000	22,616
Li & Fung Ltd.	†	39,600	92,835
Lifestyle International Holdings Ltd.		11,000	8,821
Link (The) REIT		38,000	75,343
Mongolia Energy Co. Ltd.	*†	56,000	16,164
MTR Corp.		21,000	50,469
New World Development Ltd.		37,600	37,533
Noble Group Ltd.		31,200	24,422
NWS Holdings Ltd.		10,000	13,513
Orient Overseas International Ltd.		2,200	5,472
Pacific Basin Shipping Ltd.		28,000	12,764
Shangri-La Asia Ltd.	†	18,000	20,442
Sino Land Co.		26,000	26,049
Sun Hung Kai Properties Ltd.		23,000	206,379
Swire Pacific Ltd., Class A		14,500	96,699
Television Broadcasts Ltd.		5,000	15,993
Wharf Holdings Ltd.		21,125	52,598
Wheelock & Co., Ltd.		14,000	23,546
Wing Hang Bank Ltd.		2,000	9,586
Yue Yuen Industrial Holdings Ltd.		11,000	25,124
			2,512,377
Ireland—0.4%
Anglo Irish Bank Corp. Ltd.	‡δ	11,206	—
CRH plc (Dublin Exchange)		8,421	181,449
Elan Corp. plc	*	7,416	50,252
Experian plc		17,497	109,409
Kerry Group plc, Class A		2,758	55,907
			397,017
Italy—3.2%
A2A SpA		17,876	27,141
ACEA S.p.A.		1,141	13,626
Alleanza Assicurazioni SpA		6,413	36,133
Assicurazioni Generali SpA		17,059	292,332
Atlantia SpA		4,057	61,231
Autogrill SpA	†	2,618	15,081
Banca Carige SpA	†	9,271	30,370
Banca Monte dei Paschi di Siena SpA	†	39,870	55,128
Banca Popolare di Milano Scarl		8,299	41,278
Banco Popolare SC		10,888	49,969
Bulgari SpA	†	2,013	8,851
Enel SpA		69,843	334,916
ENI SpA		41,994	813,098
Exor SpA	*†	874	8,813

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fiat SpA	†	11,496	$80,500
Finmeccanica SpA		6,567	81,737
Fondiaria-Sai SpA		1,454	16,994
Intesa Sanpaolo SpA		122,429	336,738
Intesa Sanpaolo SpA RNC		14,283	26,872
Italcementi SpA		992	10,040
Lottomatica SpA		894	14,697
Luxottica Group SpA	†	2,714	41,935
Mediaset SpA		13,265	59,134
Mediobanca SpA		7,721	65,435
Mediolanum SpA	†	3,095	10,667
Parmalat SpA		23,969	49,347
Pirelli & C. SpA	†	39,884	9,308
Prysmian SpA		1,905	18,969
Saipem SpA	†	3,909	69,553
Saras SpA		4,309	11,282
Snam Rete Gas SpA		14,205	76,219
Telecom Italia RNC		100,213	101,905
Telecom Italia SpA		157,422	202,953
Terna Rete Elettrica Nazionale SpA		18,233	56,758
UniCredit SpA		192,261	316,435
Unione di Banche Italiane SCPA		9,502	104,628
Unipol Gruppo Finanziario SpA		10,948	9,694
			3,559,767
Japan—24.2%
77 Bank Ltd. (The)		5,000	24,941
ABC-Mart, Inc.		300	5,726
Acom Co. Ltd.		750	21,306
Advantest Corp.	†	2,400	36,240
Aeon Co. Ltd.	†	10,300	68,083
Aeon Credit Service Co. Ltd.	†	900	8,239
Aeon Mall Co., Ltd.		1,000	12,863
Aioi Insurance Co. Ltd.		7,000	27,255
Aisin Seiki Co. Ltd.		3,200	51,349
Ajinomoto Co., Inc.		11,000	77,982
Alfresa Holdings Corp.		400	14,658
All Nippon Airways Co. Ltd.		9,000	35,210
Alps Electric Co. Ltd.		2,000	6,914
Amada Co. Ltd.		5,000	26,714
Aozora Bank Ltd.	*	6,000	6,640
Asahi Breweries Ltd.		6,500	77,963
Asahi Glass Co. Ltd.		16,000	84,943
Asahi Kasei Corp.		18,000	65,376
Asics Corp.		4,000	27,913
Astellas Pharma, Inc.		7,775	240,606
Bank of Kyoto Ltd. (The)	†	5,000	42,467
Bank of Yokohama Ltd. (The)		21,000	90,038
Benesse Corp.		1,100	40,519
Bridgestone Corp.		10,200	147,911
Brother Industries Ltd.		3,800	28,170
Canon Marketing Japan, Inc.		900	12,679
Canon, Inc.		17,200	501,411
Casio Computer Co. Ltd.	†	4,500	32,186
Central Japan Railway Co.		25	140,970
Chiba Bank Ltd. (The)		14,000	69,783
Chubu Electric Power Co., Inc.		10,500	231,427
Chugai Pharmaceutical Co., Ltd.		3,300	56,218
Chugoku Bank Ltd. (The)		3,000	38,479
Chugoku Electric Power Co., Inc. (The)		4,500	97,555
Chuo Mitsui Trust Holdings, Inc.		16,000	$49,769
Citizen Holdings Co. Ltd.	†	4,700	19,287
Coca-Cola West Holdings Co. Ltd.		1,200	19,199
Cosmo Oil Co. Ltd.		12,000	36,530
Credit Saison Co. Ltd.	†	2,400	23,803
Dai Nippon Printing Co. Ltd.		9,000	82,947
Daicel Chemical Industries Ltd.		3,000	10,813
Daido Steel Co. Ltd.	†	4,000	9,964
Daihatsu Motor Co. Ltd.		3,000	23,713
Daiichi Sankyo Co. Ltd.		11,102	186,658
Daikin Industries Ltd.		4,200	115,634
Dainippon Sumitomo Pharma Co. Ltd.		2,000	16,695
Daito Trust Construction Co. Ltd.		1,200	40,454
Daiwa House Industry Co. Ltd.		9,000	73,137
Daiwa Securities Group, Inc.		22,000	97,496
Dena Co. Ltd.		5	16,444
Denki Kagaku Kogyo K.K.		6,000	10,881
Denso Corp.		7,900	159,701
Dentsu, Inc.	†	3,300	50,702
DIC Corp.		14,000	20,565
Dowa Holdings Co., Ltd.		3,000	11,342
East Japan Railway Co.		5,500	286,738
Eisai Co. Ltd.		4,100	120,682
Electric Power Development Co., Ltd.		2,340	69,789
Elpida Memory, Inc.	*†	1,500	10,571
FamilyMart Co. Ltd.		900	27,405
Fanuc Ltd.		3,100	212,031
Fast Retailing Co. Ltd.		800	91,600
Fuji Electric Holdings Co. Ltd.		7,000	8,344
Fuji Heavy Industries Ltd.		9,000	29,954
FUJIFILM Holdings Corp.		7,600	167,287
Fujitsu Ltd.		30,000	112,567
Fukuoka Financial Group, Inc.		12,000	36,946
Furukawa Electric Co. Ltd.		10,000	28,648
Gunma Bank Ltd. (The)		6,000	32,648
Hachijuni Bank Ltd. (The)		6,000	35,004
Hakuhodo DY Holdings, Inc.		320	13,764
Hankyu Hanshin Holdings, Inc.		18,600	84,588
Haseko Corp.	*	17,000	8,022
Hikari Tsushin, Inc.		200	3,808
Hino Motors Ltd.	†	2,000	4,411
Hirose Electric Co., Ltd.	†	530	51,269
Hiroshima Bank Ltd. (The)		10,000	38,326
Hisamitsu Pharmaceutical Co., Inc.		1,000	30,896
Hitachi Chemical Co. Ltd.		2,300	27,821
Hitachi Construction Machinery Co. Ltd.		2,000	26,405
Hitachi High-Technologies Corp.		700	9,927
Hitachi Ltd.		55,000	150,480
Hitachi Metals Ltd.		3,000	21,353
Hokkaido Electric Power Co., Inc.		3,000	60,324
Hokuhoku Financial Group, Inc.		19,000	34,872
Hokuriku Electric Power Co.		2,800	67,354
Honda Motor Co., Ltd.		26,600	633,233
HOYA Corp.		6,700	133,340
Ibiden Co. Ltd.		2,200	53,814
Idemitsu Kosan Co. Ltd.		400	30,217
IHI Corp.	*	21,000	24,126
INPEX Corp.		14	99,146

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Isetan Mitsukoshi Holdings Ltd.		5,940	$45,968
Isuzu Motors Ltd.		18,000	22,108
Ito En Ltd.	†	800	9,822
ITOCHU Corp.		25,000	123,351
Itochu Techno-Solutions Corp.	†	300	6,261
Iyo Bank Ltd. (The)		4,000	40,568
J. Front Retailing Co. Ltd.		8,600	29,930
Jafco Co. Ltd.		400	7,215
Japan Airlines Corp.	*	14,000	28,411
Japan Petroleum Exploration Co.		500	20,368
Japan Prime Realty Investment Corp. REIT		12	22,299
Japan Real Estate Investment Corp. REIT		6	46,093
Japan Retail Fund Investment Corp. REIT		4	15,322
Japan Steel Works Ltd. (The)		6,000	57,203
Japan Tobacco, Inc.		73	195,142
JFE Holdings, Inc.		8,400	185,415
JGC Corp.		4,000	46,187
Joyo Bank Ltd. (The)		11,000	51,006
JS Group Corp.		4,900	55,418
JSR Corp.		3,800	44,710
JTEKT Corp.		3,700	26,150
Jupiter Telecommunications Co. Ltd.		36	24,049
Kajima Corp.		12,000	29,728
Kamigumi Co. Ltd.		5,000	33,287
Kaneka Corp.		6,000	29,665
Kansai Electric Power Co., Inc. (The)		12,300	267,310
Kansai Paint Co. Ltd.		4,000	22,399
Kao Corp.		8,000	156,099
Kawasaki Heavy Industries Ltd.		23,000	46,174
Kawasaki Kisen Kaisha Ltd.		9,000	28,288
KDDI Corp.		46	216,620
Keihin Electric Express Railway Co. Ltd.		7,000	50,510
Keio Corp.	†	9,000	51,249
Keisei Electric Railway Co. Ltd.		4,000	20,143
Keyence Corp.		693	131,106
Kikkoman Corp.	†	2,000	16,866
Kinden Corp.		2,000	16,354
Kintetsu Corp.	†	26,000	108,085
Kirin Holdings Co. Ltd.		13,000	138,880
Kobe Steel Ltd.		46,000	59,485
Komatsu Ltd.		14,100	156,041
Konami Corp.		1,600	24,331
Konica Minolta Holdings, Inc.		7,500	65,374
Kubota Corp.	†	19,000	105,293
Kuraray Co. Ltd.		7,000	60,102
Kurita Water Industries Ltd.	†	1,800	35,030
Kyocera Corp.		2,600	173,548
kyowa Hakko Kirin Co. Ltd.		4,000	34,116
Kyushu Electric Power Co., Inc.		6,000	134,714
Lawson, Inc.		1,100	45,694
Leopalace21 Corp.	†	2,400	14,350
Mabuchi Motor Co. Ltd.		400	16,292
Makita Corp.	†	2,100	47,960
Marubeni Corp.		27,000	85,037
Marui Group Co. Ltd.		4,000	21,502
Maruichi Steel Tube Ltd.		500	10,777
Matsui Securities Co. Ltd.	†	1,500	9,849
Mazda Motor Corp.	†	12,000	20,343
Mediceo Paltac Holdings Co. Ltd.		2,100	$22,405
MEIJI Holdings Co., Ltd.	*‡	702	24,852
Minebea Co. Ltd.		5,000	18,416
Mitsubishi Chemical Holdings Corp.	†	22,000	75,925
Mitsubishi Corp.		21,900	290,322
Mitsubishi Electric Corp.		30,000	136,337
Mitsubishi Estate Co., Ltd.		19,000	215,542
Mitsubishi Gas Chemical Co., Inc.		7,000	30,284
Mitsubishi Heavy Industries Ltd.	†	51,000	156,109
Mitsubishi Logistics Corp.		3,000	29,519
Mitsubishi Materials Corp.		18,000	49,032
Mitsubishi Motors Corp.	*†	58,000	74,298
Mitsubishi Rayon Co. Ltd.	†	10,000	19,306
Mitsubishi Tanabe Pharma Corp.		4,000	39,821
Mitsubishi UFJ Financial Group, Inc.		177,240	873,213
Mitsubishi UFJ Lease & Finance Co. Ltd.		710	15,137
Mitsui & Co., Ltd.		28,000	285,244
Mitsui Chemicals, Inc.	†	10,000	24,478
Mitsui Engineering & Shipbuilding Co. Ltd.	†	12,000	20,287
Mitsui Fudosan Co., Ltd.		13,000	142,608
Mitsui Mining & Smelting Co. Ltd.	*†	12,000	19,965
Mitsui OSK Lines Ltd.		18,000	89,081
Mitsui Sumitomo Insurance Group Holdings, Inc.		6,300	148,429
Mitsumi Electric Co. Ltd.		1,700	24,832
Mizuho Financial Group, Inc.	†	156,600	305,803
Mizuho Trust & Banking Co. Ltd.	*	24,000	22,371
Murata Manufacturing Co., Ltd.	†	3,600	139,671
Namco Bandai Holdings, Inc.	†	4,150	41,660
NEC Corp.	*	29,000	78,873
NEC Electronics Corp.	*	300	1,845
NGK Insulators Ltd.		4,000	62,562
NGK Spark Plug Co. Ltd.		2,000	17,025
NHK Spring Co. Ltd.		2,000	7,271
Nidec Corp.		1,600	72,024
Nikon Corp.		5,000	56,905
Nintendo Co., Ltd.		1,600	468,051
Nippon Building Fund, Inc. REIT		8	69,144
Nippon Electric Glass Co. Ltd.		6,500	46,101
Nippon Express Co. Ltd.		14,000	44,120
Nippon Meat Packers, Inc.	†	3,000	31,535
Nippon Mining Holdings, Inc.		16,000	64,132
Nippon Oil Corp.		21,000	104,635
Nippon Paper Group, Inc.		1,500	36,520
Nippon Sheet Glass Co., Ltd.	†	8,000	20,004
Nippon Steel Corp.		82,000	221,460
Nippon Telegraph & Telephone Corp.		8,300	316,767
Nippon Yusen K.K.		18,000	69,534
Nipponkoa Insurance Co., Ltd.		11,000	63,690
Nishi-Nippon City Bank Ltd. (The)		16,000	35,045
Nissan Chemical Industries Ltd.		2,000	16,854
Nissan Motor Co., Ltd.		36,800	133,007
Nissay Dowa General Insurance Co. Ltd.		2,000	7,705

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nisshin Seifun Group, Inc.		2,200	$23,704
Nisshin Steel Co. Ltd.	†	15,000	25,453
Nisshinbo Industries, Inc.		2,000	19,063
Nissin Food Products Co. Ltd.		1,500	44,415
Nitori Co. Ltd.		600	33,582
Nitto Denko Corp.		2,800	57,298
NOK Corp.		1,400	12,059
Nomura Holdings, Inc.		40,200	203,935
Nomura Real Estate Holdings, Inc.	†	600	9,153
Nomura Real Estate Office Fund, Inc. REIT		5	28,008
Nomura Research Institute Ltd.		2,250	35,319
NSK Ltd.		7,000	27,171
NTN Corp.		9,000	25,542
NTT Data Corp.		20	54,789
NTT DoCoMo, Inc.		253	344,696
NTT Urban Development Corp.		24	19,424
Obayashi Corp.		11,000	53,669
Obic Co. Ltd.		100	12,601
Odakyu Electric Railway Co. Ltd.	†	10,000	77,690
OJI Paper Co., Ltd.		13,000	53,257
Olympus Corp.	†	4,000	65,274
Omron Corp.		4,100	48,630
Ono Pharmaceutical Co. Ltd.	†	1,500	65,833
Onward Holdings Co. Ltd.	†	2,000	13,239
Oracle Corp. Japan		600	22,802
Oriental Land Co. Ltd.	†	800	50,978
ORIX Corp.		1,530	50,355
Osaka Gas Co. Ltd.		30,000	93,910
OSAKA Titanium Technologies Co.	†	200	5,242
Otsuka Corp.		200	7,479
Panasonic Corp.		30,000	331,164
Panasonic Electric Works Co. Ltd.		7,000	51,241
Promise Co. Ltd.		1,060	16,787
Rakuten, Inc.	†	106	51,013
Resona Holdings, Inc.	†	8,300	111,900
Ricoh Co. Ltd.		11,000	133,011
Rohm Co. Ltd.		1,500	74,944
Sankyo Co. Ltd.		800	34,963
Santen Pharmaceutical Co. Ltd.		1,100	30,681
Sanyo Electric Co. Ltd.	*	26,000	39,020
Sapporo Hokuyo Holdings, Inc.	*	4,000	11,342
Sapporo Holdings Ltd.		4,000	15,314
SBI Holdings, Inc.		260	27,258
Secom Co. Ltd.		3,500	129,586
Sega Sammy Holdings, Inc.	†	2,848	25,263
Seiko Epson Corp.		1,800	24,759
Sekisui Chemical Co. Ltd.		8,000	39,958
Sekisui House Ltd.		8,000	61,243
Seven & I Holdings Co. Ltd.		13,540	298,923
Seven Bank Ltd.		6	15,986
Sharp Corp.	†	16,000	128,035
Shikoku Electric Power Co., Inc.	†	2,900	77,450
Shimadzu Corp.		3,000	19,365
Shimamura Co. Ltd.		300	16,064
Shimano, Inc.	†	1,000	30,445
Shimizu Corp.	†	10,000	41,859
Shin-Etsu Chemical Co., Ltd.		6,600	324,260
Shinko Electric Industries Co. Ltd.	†	800	7,707
Shinko Securities Co. Ltd.		13,000	$25,662
Shinsei Bank Ltd.	*	25,000	25,403
Shionogi & Co. Ltd.		5,000	86,184
Shiseido Co. Ltd.		5,000	73,305
Shizuoka Bank Ltd. (The)		10,000	90,684
Showa Denko K.K.	†	22,000	27,343
Showa Shell Sekiyu K.K.		2,900	26,635
SMC Corp.		900	87,716
Softbank Corp.		12,200	157,120
Sojitz Corp.		17,200	20,677
Sompo Japan Insurance, Inc.	†	14,000	73,381
Sony Corp.	†	16,200	335,089
Sony Financial Holdings, Inc.		18	48,546
Square Enix Holdings Co., Ltd.		1,000	18,965
Stanley Electric Co. Ltd.		2,500	28,111
Sumco Corp.	†	1,900	28,306
Sumitomo Chemical Co. Ltd.		24,000	82,510
Sumitomo Corp.		18,000	156,411
Sumitomo Electric Industries Ltd.		12,600	106,164
Sumitomo Heavy Industries Ltd.		10,000	33,730
Sumitomo Metal Industries Ltd.	†	61,000	123,799
Sumitomo Metal Mining Co. Ltd.		9,000	86,531
Sumitomo Mitsui Financial Group, Inc.	†	10,800	380,283
Sumitomo Realty & Development Co. Ltd.	†	6,000	67,035
Sumitomo Rubber Industries, Inc.		1,900	12,737
Sumitomo Trust & Banking Co. Ltd. (The)		22,000	85,179
Suruga Bank Ltd.		4,000	33,371
Suzuken Co. Ltd.		960	25,182
Suzuki Motor Corp.		5,300	89,144
T&D Holdings, Inc.		3,200	77,935
Taiheiyo Cement Corp.		15,000	22,095
Taisei Corp.		13,000	24,930
Taisho Pharmaceutical Co. Ltd.		2,300	42,878
Taiyo Nippon Sanso Corp.		6,000	39,602
Takashimaya Co. Ltd.		6,000	34,771
Takeda Pharmaceutical Co., Ltd.		13,120	455,193
Takefuji Corp.		2,390	11,304
TDK Corp.		2,000	75,600
Teijin Ltd.	†	13,000	28,404
Terumo Corp.		2,800	104,008
THK Co., Ltd.		1,600	21,693
Tobu Railway Co. Ltd.	†	13,000	65,953
Toho Co. Ltd.		1,800	25,274
Toho Gas Co. Ltd.		7,000	32,195
Tohoku Electric Power Co., Inc.		6,700	147,470
Tokio Marine Holdings, Inc.		11,000	270,919
Tokuyama Corp.		3,000	19,263
Tokyo Broadcasting System, Inc.		200	2,639
Tokyo Electric Power Co., Inc. (The)		19,600	489,875
Tokyo Electron Ltd.		3,000	112,361
Tokyo Gas Co. Ltd.		36,000	126,294
Tokyo Steel Manufacturing Co. Ltd.		1,300	13,103
Tokyo Tatemono Co. Ltd.		4,000	10,383
Tokyu Corp.		17,000	71,426
Tokyu Land Corp.		9,000	25,097
TonenGeneral Sekiyu K.K.	†	4,000	39,196

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Toppan Printing Co. Ltd.		8,000	$54,913
Toray Industries, Inc.		21,000	84,662
Toshiba Corp.	†	50,000	130,254
Tosoh Corp.		9,000	17,157
TOTO Ltd.	†	3,000	15,162
Toyo Seikan Kaisha Ltd.		3,300	48,711
Toyo Suisan Kaisha Ltd.		1,000	20,634
Toyoda Gosei Co. Ltd.		900	13,780
Toyota Boshoku Corp.		1,400	14,593
Toyota Industries Corp.		2,700	58,158
Toyota Motor Corp.		44,500	1,413,492
Toyota Tsusho Corp.		4,300	42,019
Trend Micro, Inc.	†	2,000	57,133
Tsumura & Co.		800	20,701
Ube Industries Ltd.		19,000	34,769
Unicharm Corp.	†	700	42,550
UNY Co. Ltd.		3,000	23,787
Ushio, Inc.		2,600	36,753
USS Co. Ltd.		350	15,348
West Japan Railway Co.		27	85,615
Yahoo! Japan Corp.		237	62,411
Yakult Honsha Co. Ltd.		1,900	33,998
Yamada Denki Co., Ltd.	†	1,400	55,251
Yamaguchi Financial Group, Inc.		3,000	28,437
Yamaha Corp.		3,700	36,397
Yamaha Motor Co. Ltd.		2,900	26,018
Yamato Holdings Co. Ltd.		7,000	66,388
Yamato Kogyo Co. Ltd.		700	15,114
Yamazaki Baking Co. Ltd.		2,000	21,548
Yaskawa Electric Corp.		5,000	21,888
Yokogawa Electric Corp.		3,400	13,809
			26,560,156
Luxembourg—0.4%
ArcelorMittal	†	13,636	278,224
Millicom International Cellular SA SDR		1,019	38,143
SES SA FDR		4,413	84,235
Tenaris SA		7,617	77,415
			478,017
Netherlands—4.5%
Aegon NV		21,322	82,653
Akzo Nobel NV	†	4,069	154,098
ASML Holding NV	†	7,336	129,172
Corio NV REIT	†	705	29,157
European Aeronautic Defence and Space Co. NV	†	5,186	60,260
Fugro NV CVA		1,178	37,411
Heineken Holding NV		1,582	38,352
Heineken NV		4,091	116,214
ING Groep NV CVA		31,198	170,947
James Hardie Industries NV CDI		6,561	19,198
Koninklijke Ahold NV		19,434	212,855
Koninklijke Boskalis Westminster NV		621	12,476
Koninklijke DSM NV		2,207	58,072
Koninklijke KPN NV		28,486	380,318
Koninklijke Philips Electronics NV	†	15,968	236,361
Qiagen NV	*	2,725	43,400
Randstad Holding NV	†	1,746	29,620
Reed Elsevier NV		9,755	104,386
Royal Dutch Shell plc, Class A		57,213	1,286,193
Royal Dutch Shell plc, Class B		43,651	$949,622
SBM Offshore NV	†	2,337	31,081
SNS Reaal		1,725	6,085
TNT NV		6,285	107,727
Unilever NV CVA		26,275	517,648
Wolters Kluwer NV		4,949	80,222
			4,893,528
New Zealand—0.1%
Auckland International Airport Ltd.		15,775	15,390
Contact Energy Ltd.		5,052	16,487
Fletcher Building Ltd.		10,277	35,166
Sky City Entertainment Group Ltd.		8,062	12,929
Telecom Corp of New Zealand Ltd.	†	27,345	35,636
			115,608
Norway—0.7%
Aker Solutions ASA		3,235	20,890
DnB NOR ASA		10,049	45,081
Norsk Hydro ASA	†	11,436	43,032
Orkla ASA	†	13,374	91,746
Renewable Energy Corp. AS	*†	2,650	22,918
StatoilHydro ASA	†	20,703	362,317
Telenor ASA		12,825	73,316
Yara International ASA	†	3,275	71,549
			730,849
Portugal—0.3%
Banco Comercial Portugues SA (Registered)	*	34,512	28,304
Banco Espirito Santo SA (Registered)		3,113	12,148
Brisa	†	4,620	32,030
Cimpor Cimentos de Portugal SGPS SA	†	4,428	22,043
Energias de Portugal SA		31,876	110,503
Galp Energia SGPS SA, Class B		2,567	30,570
Jeronimo Martins SGPS SA	†	3,626	17,852
Portugal Telecom SGPS SA (Registered)	†	9,442	72,939
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA		3,994	21,248
			347,637
Singapore—1.1%
Ascendas Real Estate Investment Trust REIT		20,786	16,722
CapitaLand Ltd.		40,500	62,102
CapitaMall Trust REIT		22,000	19,163
City Developments Ltd.		10,000	33,660
ComfortDelgro Corp. Ltd.		37,000	33,135
Cosco Corp. Singapore Ltd.		18,000	9,719
DBS Group Holdings Ltd.		28,500	158,886
Fraser and Neave Ltd.		15,000	24,988
Golden Agri-Resources Ltd.		86,320	15,651
Jardine Cycle & Carriage Ltd.		2,000	15,614
Keppel Corp. Ltd.		20,000	66,077
Neptune Orient Lines Ltd.		4,000	3,109
Olam International Ltd.		19,600	18,880
Oversea-Chinese Banking Corp. Ltd.		40,600	129,431
Parkway Holdings Ltd.		15,000	11,457
SembCorp Industries Ltd.		15,340	23,792

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
SembCorp Marine Ltd.		21,000	$25,002
Singapore Airlines Ltd.		8,400	55,397
Singapore Exchange Ltd.		15,000	50,402
Singapore Press Holdings Ltd.		24,500	40,768
Singapore Technologies Engineering Ltd.		26,000	42,125
Singapore Telecommunications Ltd.		125,159	208,624
United Overseas Bank Ltd.		20,000	128,286
UOL Group Ltd.		13,000	16,023
Wilmar International Ltd.		10,000	20,924
			1,229,937
Spain—4.2%
Abertis Infraestructuras SA	†	4,221	65,970
Acciona SA		445	45,774
Acerinox SA	†	2,413	28,107
ACS Actividades de Construccion y Servicios SA		2,962	122,858
Banco Bilbao Vizcaya Argentaria SA		57,432	466,162
Banco de Sabadell SA	†	13,655	68,535
Banco de Valencia SA	†	3,209	26,622
Banco Popular Espanol SA	†	13,647	86,389
Banco Santander SA		129,757	894,647
Banco Santander SA (London Exchange)		2,057	13,446
Bankinter SA		3,604	38,132
Cintra Concesiones de Infraestructuras de Transporte SA	†	3,122	13,966
Criteria Caixacorp SA		13,561	43,733
EDP Renovaveis SA	*	3,100	25,320
Enagas		2,796	39,590
Fomento de Construcciones y Contratas SA		687	21,024
Gamesa Corp. Tecnologica SA		2,739	35,132
Gas Natural SDG SA		3,594	49,212
Gestevision Telecinco SA		2,112	14,636
Grifols SA		1,686	24,283
Grupo Ferrovial SA	†	1,190	25,375
Iberdrola Renovables SA	*	13,627	56,439
Iberdrola SA		56,384	395,590
Iberia Lineas Aereas de Espana		9,947	20,861
Inditex SA	†	3,636	141,691
Indra Sistemas SA	†	1,576	30,388
Mapfre SA	†	13,081	28,644
Red Electrica SA		1,709	66,762
Repsol YPF SA		11,477	198,035
Sacyr Vallehermoso SA	†	1,480	11,400
Telefonica SA		68,302	1,362,032
Union Fenosa SA		5,774	137,972
Zardoya Otis SA	†	1,700	31,077
			4,629,804
Sweden—2.1%
Alfa Laval AB	†	5,944	44,958
Assa Abloy AB, Class B		4,945	46,276
Atlas Copco AB, Class A	†	10,605	79,631
Atlas Copco AB, Class B		6,758	46,004
Electrolux AB, Series B	†	4,438	34,735
Getinge AB, Class B		3,096	29,985
Hennes & Mauritz AB, Class B		8,223	308,281
Holmen AB, Class B		741	12,313
Husqvarna AB, Class B	†	3,553	14,353
Investor AB, Class B	†	7,347	92,905
Lundin Petroleum AB	*	2,845	$15,418
Modern Times Group AB, Class B		680	11,582
Nordea Bank AB	†	33,552	166,946
Sandvik AB	†	16,020	91,770
Scania AB, Class B		5,968	48,569
Securitas AB, Class B		4,466	32,597
Skandinaviska Enskilda Banken AB, Class A	†	25,571	80,300
Skanska AB, Class B	†	5,991	51,711
SKF AB, Class B		6,189	53,572
Ssab Svenskt Stal AB, Series A	†	2,460	20,913
Ssab Svenskt Stal AB, Series B		669	5,298
Svenska Cellulosa AB, Class B	†	8,753	66,433
Svenska Handelsbanken AB, Class A		7,663	108,286
Swedbank AB, Class A	†	5,327	17,747
Swedish Match AB		4,102	59,327
Tele2 AB, Class B		4,495	37,893
Telefonaktiebolaget LM Ericsson, Class B		47,778	386,294
TeliaSonera AB		34,854	167,637
Volvo AB, Class A		6,453	34,310
Volvo AB, Class B	†	17,694	93,889
			2,259,933
Switzerland—8.2%
ABB Ltd. (Registered)	*	35,489	494,957
Actelion Ltd. (Registered)	*	1,560	71,193
Adecco SA (Registered)	†	1,984	62,001
Aryzta AG	*	1,296	30,949
Baloise Holding AG (Registered)		806	51,513
BKW FMB Energie AG		225	16,195
Compagnie Financiere Richemont SA (A Bearer Shares)		8,353	130,420
Credit Suisse Group AG (Registered)		17,232	524,679
EFG International AG		542	4,036
Geberit AG (Registered)		650	58,393
Givaudan SA (Registered)	*†	106	54,865
Holcim Ltd. (Registered)		3,416	121,674
Julius Baer Holding AG (Registered)		3,520	86,489
Kuehne + Nagel International AG (Registered)		871	50,822
Lindt & Spruengli AG (Participation Certificate)		17	22,741
Lindt & Spruengli AG (Registered)		2	32,494
Logitech International SA (Registered)	*†	2,953	30,558
Lonza Group AG (Registered)	†	741	73,212
Nestle SA (Registered)		61,778	2,087,131
Nobel Biocare Holding AG (Registered)	†	2,035	34,735
Novartis AG (Registered)	†	38,377	1,451,939
Pargesa Holding SA (Bearer)		356	18,889
Roche Holding AG (Genusschein)		11,332	1,555,319
Schindler Holding AG (Bearer Participation Certificates)		697	32,913
SGS SA (Registered)		84	88,153
Sonova Holding AG	†	891	53,776
STMicroelectronics NV		9,789	48,982
Straumann Holding AG (Registered)		152	23,534
Sulzer AG (Registered)		434	22,396

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Swatch Group AG (The) (Bearer)	†	499	$60,184
Swatch Group AG (The) (Registered)		698	17,053
Swiss Life Holding AG	*	529	36,479
Swiss Reinsurance (Registered)		5,410	88,391
Swisscom AG (Registered)		388	108,941
Syngenta AG (Registered)		1,619	325,439
UBS AG (Registered)	*†	47,302	443,468
Xstrata plc		29,184	195,766
Zurich Financial Services AG (Registered)		2,280	360,339
			8,971,018
United Kingdom—17.5%
3i Group plc		6,812	26,518
Admiral Group plc		2,865	35,049
AMEC plc		4,597	35,105
Anglo American plc		21,289	362,523
Antofagasta plc		5,660	40,960
Associated British Foods plc		5,113	46,932
AstraZeneca plc (London Exchange)		23,416	829,278
Autonomy Corp. plc	*	3,149	58,791
Aviva plc		42,868	132,934
BAE Systems plc		55,674	267,019
Balfour Beatty plc		8,544	40,066
Barclays plc		127,194	270,049
Berkeley Group Holdings plc	*	994	12,639
BG Group plc		53,982	814,289
BHP Billiton plc		35,599	702,213
BP plc		302,511	2,028,453
British Airways plc		10,357	20,853
British American Tobacco plc		30,615	707,233
British Land Co. plc REIT		12,343	63,777
British Sky Broadcasting Group plc		18,337	113,812
BT Group plc		124,855	139,296
Bunzl plc		6,330	49,577
Burberry Group plc		5,836	23,538
Cable & Wireless plc		41,185	82,362
Cadbury plc		21,895	165,154
Cairn Energy plc	*	2,115	65,938
Capita Group plc (The)		10,792	104,962
Carnival plc		2,625	59,617
Carphone Warehouse Group plc		9,216	16,532
Centrica plc		82,282	268,596
Cobham plc		16,259	40,016
Compass Group plc		31,270	143,005
Daily Mail & General Trust, Class A		5,678	19,009
Diageo plc		40,604	453,419
Drax Group plc		5,455	40,408
Eurasian Natural Resources Corp.		5,453	35,286
Firstgroup plc		6,943	26,635
Friends Provident plc		34,247	33,958
G4S plc		21,040	58,463
GlaxoSmithKline plc		84,038	1,308,867
Hammerson plc REIT		10,404	37,959
Hays plc		22,745	23,734
Home Retail Group plc		15,769	50,772
HSBC Holdings plc (London Exchange)		194,397	1,082,320
ICAP plc		8,924	38,862
IMI plc		4,190	$16,293
Imperial Tobacco Group plc		16,392	368,138
Intercontinental Hotels Group plc		4,710	35,736
International Power plc		24,040	72,601
Invensys plc	*	15,349	36,546
Investec plc		7,041	29,481
ITV plc		54,763	14,916
J. Sainsbury plc		16,294	73,034
Johnson Matthey plc		3,559	53,807
Kazakhmys plc		2,945	15,705
Kingfisher plc		35,258	75,576
Ladbrokes plc		10,175	26,712
Land Securities Group plc REIT		12,166	76,234
Legal & General Group plc		93,245	57,411
Liberty International plc REIT		3,441	19,193
Lloyds Banking Group plc		155,470	157,406
Logica plc		23,317	21,257
London Stock Exchange Group plc		2,311	18,686
Lonmin plc		2,297	46,958
Man Group plc		27,453	86,032
Marks & Spencer Group plc		24,900	105,566
Meggitt plc		11,533	21,225
National Grid plc		39,363	302,328
Next plc		2,866	54,386
Old Mutual plc		78,626	58,535
Pearson plc		12,875	129,475
Prudential plc		39,167	189,878
Reckitt Benckiser Group plc		9,730	365,067
Reed Elsevier plc		17,798	127,612
Rexam plc		9,593	37,070
Rio Tinto plc		15,854	532,347
Rolls-Royce Group plc	*	29,035	122,306
Royal Bank of Scotland Group plc	*	280,810	98,973
RSA Insurance Group plc		54,123	100,927
SABMiller plc		14,580	216,785
Sage Group plc (The)		23,751	57,560
Schroders plc		2,678	30,358
Scottish & Southern Energy plc		14,452	229,643
Segro plc REIT		6,198	2,020
Serco Group plc		9,839	51,555
Severn Trent plc		4,129	58,598
Shire plc		9,031	110,595
Smith & Nephew plc		14,645	91,157
Smiths Group plc		6,367	61,056
Stagecoach Group plc		7,725	13,270
Standard Chartered plc (London Exchange)		30,097	373,724
Standard Life plc		35,072	83,526
Tate & Lyle plc		8,459	31,553
Tesco plc		126,748	605,571
Thomas Cook Group plc		10,332	35,579
Thomson Reuters plc		3,300	73,689
Tomkins plc		10,336	17,934
TUI Travel plc		9,107	29,885
Tullow Oil plc		11,565	132,970
Unilever plc		20,702	391,470
United Business Media Ltd.		3,166	19,319
United Utilities Group plc		10,919	75,685
Vedanta Resources plc		2,066	20,030
Vodafone Group plc		848,083	1,478,595
Whitbread plc		2,750	31,057
Wm. Morrison Supermarkets plc		38,740	141,834

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wolseley plc	*	11,133	$36,754
WPP plc		17,966	101,037
			19,127,004
United States—0.1%
Synthes, Inc.		987	109,951
TOTAL COMMON STOCKS
(Cost $174,922,892)			106,696,577

PREFERRED STOCKS—0.3%
Germany—0.3%
Bayerische Motoren Werke AG		620	10,654
Fresenius SE	†	1,300	59,469
Henkel AG & Co. KGaA		2,868	77,961
Porsche Automobil Holding SE	†	1,500	70,273
RWE AG		629	39,035
Volkswagen AG		1,699	97,562
			354,954
Italy—0.0%
Italcementi SpA		1,700	8,960
Unipol Gruppo Finanziario SpA		16,591	9,831
			18,791
TOTAL PREFERRED STOCKS
(Cost $650,049)			373,745

RIGHTS—0.3%
Belgium—0.0%
Fortis, Expires 07/01/2014	*‡δ	34,845	—
Finland—0.0%
Pohjola Bank plc, Expires 04/24/2009	*‡	1,802	2,449
Ireland—0.1%
CRH plc (Dublin Exchange), Expires 04/09/2009	*	2,406	52,425
Portugal—0.0%
Banco Espirito Santo SA, Expires 04/07/2009	*	3,113	4,963
Spain—0.0%
Mapfre SA, Expires 04/01/2009	*	13,081	174
Sweden—0.0%
Nordea Bank AB, Expires 04/03/2009	*	369,072	42,208
United Kingdom—0.2%
HSBC Holdings plc, Expires 04/03/2009	*	80,998	163,870
Royal Bank of Scotland Group plc, Expires 04/06/2009	*‡δ	120,347	—
Segro plc, Expires 04/06/2009	*	74,376	5,123
			168,993
TOTAL RIGHTS
(Cost $84,668)			271,212

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.152%	06/18/2009
(Cost $229,923)		‡‡	$230,000	$229,925

		Shares	Value
CASH EQUIVALENTS—8.2%
Institutional Money Market Funds—7.9%
AIM Short-Term Investments Trust Liquid Assets Portfolio	††	434,389	434,389
AIM Short-Term Investments Trust Prime Assets Portfolio	††	7,167,303	7,167,303
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class		1,021,538	1,021,538
			8,623,230

Coupon Rate	Maturity Date		Face	Value
Medium Term Note—0.3%
General Electric Capital Corp.
1.189%	10/26/2009	#††	$405,850	405,850
TOTAL CASH EQUIVALENTS
(Cost $9,029,080)				9,029,080
TOTAL INVESTMENTS—106.4%
(Cost $184,916,612)				116,600,539
Other assets less liabilities—(6.4%)				(7,046,135)
NET ASSETS—100.0%				$109,554,404

Legend to the Schedule of Investments:

CDI	Chess Depository Interest

CVA	Dutch Certificate of Shares

FDR	Fiduciary Depositary Receipt

REIT	Real Estate Investment Trust

RNC	Risparmio Non-Convertible Savings Shares

SDR	Swedish Depository Receipt

VVPR	Verlaagde Vooheffing Precompte Reduit

†	Denotes all or a portion of security on loan.

*	Non-income producing.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.

δ	Security has no market value at 03/31/2009.

‡‡	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

#	Rate is subject to change. Rate shown reflects current rate.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2009 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry:
COMMON STOCKS
Commercial Banks	10.8%
Oil, Gas & Consumable Fuels	8.7%
Pharmaceuticals	8.0%
Metals & Mining	4.7%
Diversified Telecommunication Services	4.5%
Electric Utilities	4.2%
Insurance	4.1%
Food Products	3.8%
Automobiles	3.3%
Chemicals	2.9%
Food & Staples Retailing	2.6%
Wireless Telecommunication Services	2.1%
Capital Markets	2.0%
Multi-Utilities	1.9%
Machinery	1.9%
Media	1.7%
Beverages	1.7%
Industrial Conglomerates	1.5%
Real Estate Management & Development	1.5%
Electrical Equipment	1.4%
Electronic Equipment, Instruments & Components	1.3%
Tobacco	1.2%
Software	1.1%
Road & Rail	1.1%
Communications Equipment	1.1%
Trading Companies & Distributors	1.0%
Real Estate Investment Trusts (REITs)	1.0%
Household Durables	1.0%
Diversified Financial Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Construction & Engineering	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Specialty Retail	0.8%
Office Electronics	0.7%
Aerospace & Defense	0.7%
Health Care Equipment & Supplies	0.7%
Household Products	0.6%
Auto Components	0.6%
Commercial Services & Supplies	0.5%
Building Products	0.5%
Construction Materials	0.5%
Gas Utilities	0.5%
Computers & Peripherals	0.4%
Semiconductors & Semiconductor Equipment	0.4%
Personal Products	0.4%
Multiline Retail	0.4%
Transportation Infrastructure	0.4%
Energy Equipment & Services	0.4%
Professional Services	0.4%
IT Services	0.3%
Biotechnology	0.3%
Air Freight & Logistics	0.3%
Marine	0.3%
Paper & Forest Products	0.2%
Health Care Providers & Services	0.2%
Airlines	0.2%
Leisure Equipment & Products	0.2%
Independent Power Producers & Energy Traders	0.2%
Internet & Catalog Retail	0.1%
Distributors	0.1%
Internet Software & Services	0.1%
Life Sciences Tools & Services	0.1%
COMMON STOCKS—(Continued)
Containers & Packaging	0.1%
Water Utilities	0.1%
Consumer Finance	0.1%
Diversified Consumer Services	0.0%
97.4%
PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.1%
Construction Materials	0.0%
Insurance	0.0%
Multi-Utilities	0.0%
Health Care Equipment & Supplies	0.0%
0.3%
RIGHTS
Commercial Banks	0.2%
Construction Materials	0.1%
Insurance	0.0%
Diversified Financial Services	0.0%
Real Estate Investment Trusts (REITs)	0.0%
0.3%
TOTAL COMMON STOCKS/ PREFERRED STOCKS/RIGHTS	98.0%

CASH EQUIVALENTS
Institutional Money Market Funds	7.9%
Medium Term Notes	0.3%
8.2%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%
TOTAL CASH EQUIVALENTS/ U.S. TREASURY OBLIGATIONS	8.4%
TOTAL INVESTMENTS	106.4%
Other assets less liabilities	(6.4)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,332,966	$32,363,097
Vantagepoint Diversified Assets Fund	2,645,374	24,866,513
Vantagepoint Equity Income Fund	4,621,929	23,849,152
Vantagepoint Growth & Income Fund	4,112,903	24,512,900
Vantagepoint Inflation Protected Securities Fund	2,229,454	22,985,673
Vantagepoint International Fund	1,968,115	12,064,543
Vantagepoint Low Duration Bond Fund	11,409,089	105,990,441
		246,632,319
TOTAL INVESTMENTS—100.0%
(Cost $291,049,252)		246,632,319
Other assets less liabilities—(0.0%)		(55,046)
NET ASSETS—100.0%		$246,577,273

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	2,087,814	$12,631,278
Vantagepoint Core Bond Index Fund Class I	8,808,771	85,533,163
Vantagepoint Diversified Assets Fund	4,440,773	41,743,269
Vantagepoint Equity Income Fund	8,711,523	44,951,459
Vantagepoint Growth & Income Fund	6,339,523	37,783,559
Vantagepoint Growth Fund	4,513,741	25,141,539
Vantagepoint Inflation Protected Securities Fund	2,695,869	27,794,408
Vantagepoint International Fund	5,399,534	33,099,144
Vantagepoint Low Duration Bond Fund	10,244,301	95,169,560
Vantagepoint Select Value Fund	2,241,317	12,304,832
		416,152,211
TOTAL INVESTMENTS—100.0%
(Cost $513,835,339)		416,152,211
Other assets less liabilities—(0.0%)		(79,698)
NET ASSETS—100.0%		$416,072,513

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	9,176,258	$55,516,363
Vantagepoint Core Bond Index Fund Class I	18,502,112	179,655,509
Vantagepoint Discovery Fund	6,164,734	29,467,427
Vantagepoint Diversified Assets Fund	10,630,789	99,929,418
Vantagepoint Equity Income Fund	22,701,432	117,139,387
Vantagepoint Growth & Income Fund	20,154,003	120,117,858
Vantagepoint Growth Fund	17,943,589	99,945,789
Vantagepoint Inflation Protected Securities Fund	3,957,003	40,796,705
Vantagepoint International Fund	19,393,078	118,879,566
Vantagepoint Low Duration Bond Fund	8,500,228	78,967,115
Vantagepoint Select Value Fund	9,911,784	54,415,694
		994,830,831
TOTAL INVESTMENTS—100.0%
(Cost $1,326,578,879)		994,830,831
Other assets less liabilities—(0.0%)		(152,959)
NET ASSETS—100.0%		$994,677,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	16,068,899	$97,216,842
Vantagepoint Core Bond Index Fund Class I	17,784,370	172,686,228
Vantagepoint Discovery Fund	10,452,710	49,963,954
Vantagepoint Diversified Assets Fund	12,271,512	115,352,216
Vantagepoint Equity Income Fund	27,858,486	143,749,789
Vantagepoint Growth & Income Fund	24,599,841	146,615,051
Vantagepoint Growth Fund	23,188,650	129,160,780
Vantagepoint International Fund	29,137,671	178,613,922
Vantagepoint Select Value Fund	17,315,450	95,061,820
		1,128,420,602
TOTAL INVESTMENTS—100.0%
(Cost $1,617,808,999)		1,128,420,602
Other assets less liabilities—(0.0%)		(169,198)
NET ASSETS—100.0%		$1,128,251,404

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,637,141	$34,104,706
Vantagepoint Discovery Fund	6,744,052	32,236,570
Vantagepoint Equity Income Fund	12,520,452	64,605,533
Vantagepoint Growth & Income Fund	10,201,819	60,802,841
Vantagepoint Growth Fund	10,894,060	60,679,915
Vantagepoint International Fund	11,658,421	71,466,121
Vantagepoint Select Value Fund	6,180,579	33,931,378
		357,827,064
TOTAL INVESTMENTS—100.0%
(Cost $624,899,550)		357,827,064
Other assets less liabilities—(0.0%)		(76,865)
NET ASSETS—100.0%		$357,750,199

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	510,904	$4,960,878
Vantagepoint Diversified Assets Fund	481,013	4,521,518
Vantagepoint Equity Income Fund	1,058,272	5,460,686
Vantagepoint Growth & Income Fund	916,957	5,465,065
Vantagepoint Inflation Protected Securities Fund	392,638	4,048,093
Vantagepoint International Fund	446,520	2,737,165
Vantagepoint Low Duration Bond Fund	1,939,714	18,019,943
		45,213,348
TOTAL INVESTMENTS—100.0%
(Cost $53,406,055)		45,213,348
Other assets less liabilities—(0.0%)		(13,183)
NET ASSETS—100.0%		$45,200,165

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	720,232	$6,993,449
Vantagepoint Diversified Assets Fund	675,515	6,349,839
Vantagepoint Equity Income Fund	1,715,461	8,851,781
Vantagepoint Growth & Income Fund	1,278,942	7,622,495
Vantagepoint Growth Fund	242,951	1,353,239
Vantagepoint Inflation Protected Securities Fund	514,305	5,302,480
Vantagepoint International Fund	757,324	4,642,399
Vantagepoint Low Duration Bond Fund	2,370,660	22,023,429
Vantagepoint Mid/Small Company Index Fund Class I	119,287	985,313
		64,124,424
TOTAL INVESTMENTS—100.1%
(Cost $79,884,228)		64,124,424
Other assets less liabilities—(0.1%)		(34,545)
NET ASSETS—100.0%		$64,089,879

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,658,447	$16,103,518
Vantagepoint Diversified Assets Fund	1,251,658	11,765,582
Vantagepoint Equity Income Fund	4,253,487	21,947,995
Vantagepoint Growth & Income Fund	2,217,868	13,218,494
Vantagepoint Growth Fund	1,557,701	8,676,392
Vantagepoint Inflation Protected Securities Fund	530,528	5,469,746
Vantagepoint International Fund	2,040,956	12,511,061
Vantagepoint Low Duration Bond Fund	2,363,836	21,960,032
Vantagepoint Mid/Small Company Index Fund Class I	863,313	7,130,969
		118,783,789
TOTAL INVESTMENTS—100.0%
(Cost $163,853,150)		118,783,789
Other assets less liabilities—(0.0%)		(39,897)
NET ASSETS—100.0%		$118,743,892

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,241,843	$21,768,291
Vantagepoint Diversified Assets Fund	1,218,345	11,452,447
Vantagepoint Equity Income Fund	4,665,199	24,072,426
Vantagepoint Growth & Income Fund	2,166,943	12,914,983
Vantagepoint Growth Fund	1,678,168	9,347,397
Vantagepoint International Fund	2,302,280	14,112,974
Vantagepoint Low Duration Bond Fund	1,045,077	9,708,762
Vantagepoint Mid/Small Company Index Fund Class I	1,197,920	9,894,818
		113,272,098
TOTAL INVESTMENTS—100.0%
(Cost $160,330,624)		113,272,098
Other assets less liabilities—(0.0%)		(37,824)
NET ASSETS—100.0%		$113,234,274

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,345,258	$13,062,450
Vantagepoint Diversified Assets Fund	880,064	8,272,604
Vantagepoint Equity Income Fund	3,670,005	18,937,225
Vantagepoint Growth & Income Fund	1,797,463	10,712,877
Vantagepoint Growth Fund	1,374,993	7,658,709
Vantagepoint International Fund	1,918,601	11,761,026
Vantagepoint Low Duration Bond Fund	311,390	2,892,809
Vantagepoint Mid/Small Company Index Fund Class I	1,125,818	9,299,259
		82,596,959
TOTAL INVESTMENTS—100.0%
(Cost $121,882,317)		82,596,959
Other assets less liabilities—(0.0%)		(34,578)
NET ASSETS—100.0%		$82,562,381

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	932,968	$9,059,117
Vantagepoint Diversified Assets Fund	632,028	5,941,063
Vantagepoint Equity Income Fund	3,224,935	16,640,664
Vantagepoint Growth & Income Fund	1,631,227	9,722,113
Vantagepoint Growth Fund	1,268,469	7,065,375
Vantagepoint International Fund	1,776,738	10,891,405
Vantagepoint Mid/Small Company Index Fund Class I	1,155,605	9,545,300
		68,865,037
TOTAL INVESTMENTS—100.0%
(Cost $102,831,035)		68,865,037
Other assets less liabilities—(0.0%)		(32,991)
NET ASSETS—100.0%		$68,832,046

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	468,307	$4,547,260
Vantagepoint Diversified Assets Fund	151,057	1,419,936
Vantagepoint Equity Income Fund	1,940,435	10,012,643
Vantagepoint Growth & Income Fund	976,983	5,822,819
Vantagepoint Growth Fund	806,291	4,491,041
Vantagepoint International Fund	1,110,295	6,806,108
Vantagepoint Mid/Small Company Index Fund Class I	812,929	6,714,797
		39,814,604
TOTAL INVESTMENTS—100.1%
(Cost $61,177,272)		39,814,604
Other assets less liabilities—(0.1%)		(30,110)
NET ASSETS—100.0%		$39,784,494

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	434,853	$4,222,427
Vantagepoint Equity Income Fund	2,089,685	10,782,777
Vantagepoint Growth & Income Fund	1,045,672	6,232,206
Vantagepoint Growth Fund	895,095	4,985,679
Vantagepoint International Fund	1,221,530	7,487,979
Vantagepoint Mid/Small Company Index Fund Class I	955,743	7,894,439
		41,605,507
TOTAL INVESTMENTS—100.1%
(Cost $63,833,802)		41,605,507
Other assets less liabilities—(0.1%)		(30,962)
NET ASSETS—100.0%		$41,574,545

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities that are traded on a national securities exchange (other than Nasdaq National Market and Small Cap Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“Nasdaq”)) held by each fund normally will be valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is Nasdaq are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest priced bid and the lowest priced offer obtained from a quotation service or other service believed to be reliable. Fixed income debt securities with a remaining maturity of less than 60 days are valued at amortized cost. Prices for other fixed income debt securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the market value of fixed income securities, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call futures, ratings and developments relating to specific securities in arriving at valuations. In the event a Pricing Service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors (“Board”) (“Valuation Procedures”). The valuation of certain foreign equity securities is described below.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current net asset values (“NAVs”) for the purpose of purchasing and/or redeeming orders placed that day.

The Money Market Fund invests substantially all of its assets in the Institutional Class of the Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”). The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On a given day, the shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV for purchase and/or redemption orders placed that day.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Vantagepoint Fund’s (the “Company”) Valuation Procedures.

FAS 157

The Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

about the assumptions market participants would use in pricing asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3	—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the period ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2009, in valuing each fund’s investment carried at value:

	Investments in Securities				Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Money Market	$478,116,396	$—	$—	$478,116,396	$—	$—	$—	$—
Low Duration Bond	33,272,506	361,999,767	—	395,272,273	(7,289)	(492,741)	—	(500,030)
Inflation Protected Securities	45,268,112	290,246,335	—	335,514,447	(94,589)	710,913	—	616,324
Asset Allocation	338,913,110	63,186,961	—	402,100,071	4,222,285	—	—	4,222,285
Equity Income	1,110,545,532	14,712,380	—	1,125,257,912	—	—	—	—
Growth & Income	779,837,218	2,379,239	—	782,216,457	—	—	—	—
Growth	1,448,206,085	14,104,793	—	1,462,310,878	—	—	—	—
Select Value	234,964,811	999,501	—	235,964,312	—	—	—	—
Aggressive Opportunities	752,098,063	23,866,815	—	775,964,878	—	—	—	—
Discovery	77,781,787	53,338,514	—	131,120,301	4,390,269	(116,608)	—	4,273,661
International	149,188,902	583,157,547	—	732,346,449	—	38,579	—	38,579
Diversified Assets	28,217,621	299,615,158	—	327,832,779	131,829	(295,717)	—	(163,888)
Core Bond Index	94,521,488	888,893,857	—	983,415,345	—	—	—	—
500 Stock Index	264,843,689	2,501,925	—	267,345,614	673,888	—	—	673,888
Broad Market Index	378,244,535	3,857,752	—	382,102,287	602,437	—	—	602,437
Mid/Small Company Index	171,722,997	2,223,456	—	173,946,453	187,340	—	—	187,340
Overseas Equity Index	8,623,230	107,977,309	—	116,600,539	48,222	55,469	—	103,691
Model Portfolio Savings Oriented	246,632,319	—	—	246,632,319	—	—	—	—
Model Portfolio Conservative Growth	416,152,211	—	—	416,152,211	—	—	—	—
Model Portfolio Traditional Growth	994,830,831	—	—	994,830,831	—	—	—	—
Model Portfolio Long-Term Growth	1,128,420,602	—	—	1,128,420,602	—	—	—	—
Model Portfolio All-Equity Growth	357,827,064	—	—	357,827,064	—	—	—	—
Milestone Retirement Income	45,213,348	—	—	45,213,348	—	—	—	—
Milestone 2010	64,124,424	—	—	64,124,424	—	—	—	—
Milestone 2015	118,783,789	—	—	118,783,789	—	—	—	—
Milestone 2020	113,272,098	—	—	113,272,098	—	—	—	—
Milestone 2025	82,596,959	—	—	82,596,959	—	—	—	—
Milestone 2030	68,865,037	—	—	68,865,037	—	—	—	—
Milestone 2035	39,814,604	—	—	39,814,604	—	—	—	—
Milestone 2040	41,605,507	—	—	41,605,507	—	—	—	—

*	Other financial instruments include swaptions, futures, foreign forward currency contracts, and swaps.

At March 31, 2009, the funds did not hold any investment with significant unobservable inputs (Level 3).

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Until June 9, 2008 investment securities and other assets and liabilities denominated in foreign currencies were translated into U.S. dollars at the prevailing rates of exchange using the “Reuters” snap-shot at 12 pm Eastern Time each day. Effective June 9, 2008, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot and Forward Exchange Rates service as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Options

Exchange traded options normally will be priced based on the last reported sale price on the exchange on which the option is principally traded. Certain markets are not closed at valuation time. In these situations, a pricing service may provide snapshot prices. If no sales are reported on a particular day, a pricing service normally will use the mean between the last bid and asked quotations. Non-exchange traded options also normally will be priced by a pricing service at the mean between bid and asked quotations.

Futures

Futures contracts normally will be priced at the settlement prices established each day on the exchange on which they are traded, as provided by a pricing service.

Forward Currency Contracts

These contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time.

Interest Rate Swaps (including Inflation Swaps)

Interest rate swaps normally will be priced based on a snapshot of the relevant country’s swap curve and a swap valuation model. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at fair value in accordance with the Valuation Procedures.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant country’s swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in an option valuation model. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at fair value in accordance with the Valuation Procedures.

Total Return Swaps

Total return swaps are normally priced based on cash flow forecasts for the reference entity (which may themselves be model-driven in the case of assets with embedded options), a credit default curve corresponding to the reference asset (if applicable), and a snapshot of the relevant interest rate swap curve. The valuation approach incorporates concepts

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

and algorithms used in credit default swap and interest rate models. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at fair value in accordance with the Valuation Procedures.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security, commodity, or index at a set price on a future date. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with the changes in the value of the underlying securities. The amounts at risk under such futures contracts may exceed the amounts reflected in the financial statements. The use of over the counter (“OTC”) futures contracts includes counterparty risk, which is the risk that the other party to a futures contract may not fulfill its obligations. As of March 31, 2009, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
79	EUX	Euro-Bobl	June 2009	$12,234,593	$10,699
Sold
14	CBT	U.S. 2 Year Treasury Note	June 2009	$3,050,469	$(17,988)
			Total Unrealized Depreciation		$(7,289)

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
22	EUX	Euro Bund	June 2009	$3,636,989	$3,573
49	CBT	U.S. 10 Year Treasury Note	June 2009	6,079,828	14,007
14	LIF	UK Gilt Long Bond	June 2009	2,475,030	(17,198)
					$382
Sold
2	CBT	U.S. 2 Year Treasury Note	June 2009	$435,781	$(2,812)
48	CBT	U.S. 5 Year Treasury Note	June 2009	5,700,750	(85,965)
9	CBT	U.S. Treasury Bond	June 2009	1,167,328	(6,194)
					$(94,971)
			Total Unrealized Depreciation		$(94,589)

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
520	CME	E-MINI S&P 500 Index	June 2009	$20,664,800	$2,399,572
29	CME	S&P 500 Index	June 2009	5,762,300	665,121
319	CBT	U.S. 30 Year Treasury Bond	June 2009	41,375,296	1,157,592
			Total Unrealized Appreciation		$4,222,285

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
1,269	NYF	E-MINI Russell 2000 Index	June 2009	$53,462,970	$4,390,269
			Total Unrealized Appreciation		$4,390,269

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversified Assets Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
81	EOE	Amsterdam Index	April 2009	$4,646,885	$175,448
104	SFE	Australian Government 10 Year Bond	June 2009	8,159,615	(632)
153	EOP	CAC 40 Index	April 2009	5,706,968	104,221
115	MSE	Canadian Government 10 Year Bond	June 2009	11,556,551	118,076
17	EUX	DAX Index	June 2009	2,316,215	59,050
42	EUX	DJ Euro STOXX 50 Index	June 2009	1,112,118	22,835
110	LIF	FTSE 100 Index	June 2009	6,131,831	179,110
17	HKG	Hang Seng Index	April 2009	1,486,672	(55,374)
88	MFM	IBEX 35 Index	April 2009	9,111,911	194,799
1,327	SSE	OMX Stockholm 30 Index	April 2009	10,409,315	(186,065)
157	MIL	S&P/MIB Index	June 2009	16,090,648	1,841,348
43	MSE	S&P/TSX 60 Index	June 2009	3,587,881	144,536
131	SFE	SPI 200 Index	June 2009	8,120,749	397,669
					$2,995,021
Sold
228	SGX	10 Year Mini-JGB	June 2009	$31,784,331	$163,312
270	EOP	CAC 40 Index	April 2009	10,071,120	(200,303)
29	EUX	DAX Index	June 2009	3,951,190	(125,891)
278	CME	E-MINI S&P 500 Index	June 2009	11,047,720	(438,234)
1	EUX	Euro Bund	June 2009	165,318	(1,288)
8	LIF	FTSE 100 Index	June 2009	445,951	(701)
20	HKG	Hang Seng Index	April 2009	1,749,026	14,333
5	TSE	Japanese Government 10 Year Bond	June 2009	6,978,330	49,092
313	TSE	Topix Index	June 2009	24,569,480	(2,256,392)
1	CBT	U.S. 10 Year Treasury Note	June 2009	124,078	(2,496)
64	LIF	UK Gilt Long Bond	June 2009	11,314,424	(64,624)
					$(2,863,192)
			Total Unrealized Appreciation		$131,829

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
225	CME	E-MINI S&P 500 Index	June 2009	$8,941,500	$673,888
			Total Unrealized Appreciation		$673,888

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
38	NYF	E-MINI Russell 2000 Index	June 2009	$1,600,940	$109,712
209	CME	E-MINI S&P 500 Index	June 2009	8,305,660	492,725
			Total Unrealized Appreciation		$602,437

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
52	NYF	E-MINI Russell 2000 Index	June 2009	$2,190,760	$99,391
45	CME	E-MINI S&P MidCap 400	June 2009	2,195,550	87,949
			Total Unrealized Appreciation		$187,340

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
Purchased
29	EUX	DJ Euro STOXX 50 Index	June 2009	$767,891	$11,026
9	LIF	FTSE 100 Index	June 2009	501,695	12,199
5	TSE	TOPIX Index	June 2009	392,484	24,997
			Total Unrealized Appreciation		$48,222

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. Such contracts are recorded at market value and marked to market daily. Risks of entering into foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. The use of OTC derivative instruments includes counterparty risk, which is the risk that the other party to a derivative contract may not fulfill its obligations. As of March 31, 2009, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2009	Net Unrealized Loss
Sale Contracts
Euro	04/14/2009	$6,172,253	$6,488,688	$(316,435)
British Pound Sterling	04/14/2009	9,134,695	9,311,001	(176,306)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(492,741)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Discovery Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2009	Net Unrealized Loss
Sale Contracts
Canadian Dollar	04/14/2009	$44,533	$44,584	$(51)
Euro	04/14/2009	2,273,522	2,390,079	(116,557)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(116,608)

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2009	Net Unrealized Gain/(Loss)
Purchase Contracts
Euro	04/07/2009	$1,595,788	$1,649,793	$54,005
	04/16/2009	968,983	956,993	(11,990)
British Pound Sterling	04/06/2009	547,185	561,870	14,685
	04/07/2009	349,022	342,941	(6,081)
	04/16/2009	365,348	374,729	9,381
Mexican Peso	04/07/2009	1,057,542	1,144,091	86,549
		Net Gain on Purchase Contracts		$146,549
Sale Contracts
Australian Dollar	04/06/2009	$217,000	$236,879	$(19,879)
Mexican Peso	04/07/2009	1,056,000	1,144,091	(88,091)
		Net Loss on Sale Contracts		$(107,970)
		Net Unrealized Gain on Forward Foreign Currency Contracts		$38,579

Diversified Assets Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2009	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	05/06/2009	$1,369,307	$1,484,947	$115,640
Canadian Dollar	05/06/2009	321,162	315,693	(5,469)
Swiss Franc	05/06/2009	9,646,038	9,735,247	89,209
Euro	05/06/2009	3,439,511	3,530,462	90,951
British Pound Sterling	05/06/2009	11,781,221	11,813,419	32,198
Japanese Yen	05/07/2009	10,790,587	10,144,061	(646,526)
Norwegian Krone	05/06/2009	248,033	249,875	1,842
New Zealand Dollar	05/06/2009	563,690	578,843	15,153
Swedish Krona	04/02/2009	2,163,071	2,427,185	264,114
	05/06/2009	1,198,071	1,174,786	(23,285)
		Net Loss on Purchase Contracts		$(66,173)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2009	Net Unrealized Gain/(Loss)
Sale Contracts
Australian Dollar	05/06/2009	$4,601,188	$4,860,460	$(259,272)
Canadian Dollar	05/06/2009	6,710,832	6,473,745	237,087
Euro	05/06/2009	5,306,035	5,445,577	(139,542)
British Pound Sterling	05/06/2009	2,762,035	2,750,824	11,211
Japanese Yen	05/07/2009	2,743,205	2,481,044	262,161
New Zealand Dollar	05/06/2009	3,478,851	3,848,486	(369,635)
Swedish Krona	05/06/2009	1,140,507	1,112,061	28,446
		Net Loss on Sale Contracts		$(229,544)
		Net Unrealized Loss on Forward Foreign Currency Contracts		$(295,717)

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2009	Net Unrealized Gain/(Loss)
Purchase Contracts
Euro	06/17/2009	$1,781,154	$1,836,429		$55,275
British Pound Sterling	06/17/2009	1,090,571	1,121,902		31,331
Japanese Yen	06/17/2009	1,742,626	1,718,901		(23,725)
		Net Gain on Purchase Contracts			$62,881
Sale Contracts
Euro	06/17/2009	$351,977	$359,778		$(7,801)
British Pound Sterling	06/17/2009	226,962	232,042		(5,080)
Japanese Yen	06/17/2009	155,870	150,401		5,469
		Net Loss on Sale Contracts			$(7,412)
		Net Unrealized Gain on Forward Foreign Currency Contracts		$55,469

Option Contracts

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of each is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise.

Options written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations. Option contract transactions may incur a commission, in addition to the premium

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of derivative instruments may also include counterparty risk, which is the risk that the other party to a derivative contract may not fulfill its obligations. There was no written option activity for the period ended March 31, 2009.

Swap Agreements

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. An inflation swap agreement is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The swaps listed below are marked to market daily using a Bloomberg Swap Curve Calculator, or other third party pricing vendors, and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. The risks associated with swap agreements include the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreements. In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swap agreements are not traded on exchanges or other organized markets and thus may be less liquid than other derivative instruments. The use of OTC swap agreements includes counterparty risk, which is the risk that the other party to a derivative contract may not fulfill its obligations. At March 31, 2009, the following swap agreements were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Citibank	3 month LIBOR	3.00%	06/17/2029	USD1,200,000	96,978
Deutsche Bank AG	6 month EURIBOR	4.50%	03/19/2010	EUR2,000,000	74,034
Deutsche Bank AG	6 month LIBOR	5.00%	03/20/2013	GBP1,000,000	120,190
Morgan Stanley Capital Services	6 month EURIBOR	4.50%	03/19/2010	EUR2,000,000	74,034
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL6,600,000	159,709
					$524,945

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Inflation Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Bank plc	French Non-Revised Index of Consumer Prices excluding Tobacco	2.07%	09/14/2012	EUR 1,100,000	23,706
Barclays Bank plc	UK Non-revised Retail Price Index All Items	3.25%	12/14/2017	GBP 400,000	20,166
Goldman Sachs Capital Markets	UK Non-revised Retail Price Index All Items	3.11%	01/03/2018	GBP 400,000	12,762
Royal Bank of Scotland plc	UK Non-revised Retail Price Index All Items	3.18%	12/19/2017	GBP 500,000	20,266
Royal Bank of Scotland plc	UK Non-revised Retail Price Index All Items	3.44%	09/10/2027	GBP 200,000	(4,694)
					$72,206

SwapOptions (“Swaptions”)

A swaption combines the features of an option and an interest rate swap. A swaption is an option to buy or sell an interest rate swap. Depending on the terms of the particular swaption, the fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations. The fund records an unrealized gain or loss for the amount expected to be received or paid under the agreement if such agreement was terminated at valuation. The unrealized gain or loss is recorded in the fund’s Statement of Assets and Liabilities. Written swaption activity for the period ended March 31, 2009 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 01/01/2009	$4,400,000	$107,490	$1,800,000	$12,343	$6,200,000	$119,833
Written	28,950,000	68,825	40,750,000	225,950	69,700,000	294,775
Closed	(10,700,000)	(95,180)	(7,100,000)	(56,090)	(17,800,000)	(151,270)
Expired	—	—	—	—	—	—
Ending balance as of 03/31/2009	$22,650,000	$81,135	$35,450,000	$182,203	$58,100,000	$263,338

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Exchange	Contract	Notional Amount	Strike Price	Expiration Date	Unrealized Gain/(Loss)
OTC	Call — Interest Rate Swaption	$13,350,000	1.80%	4/27/2009	$60,181
OTC	Put — Interest Rate Swaption	13,350,000	3.50%	4/27/2009	94,106
OTC	Put — Interest Rate Swaption	7,200,000	2.00%	7/27/2009	20,945
OTC	Put — Interest Rate Swaption	7,100,000	3.50%	4/27/2009	(435)
OTC	Call — Interest Rate Swaption	7,100,000	1.80%	4/27/2009	(444)
OTC	Put — Interest Rate Swaption	3,100,000	2.75%	5/22/2009	23,402
OTC	Put — Interest Rate Swaption	2,900,000	2.00%	7/27/2009	13,946
OTC	Call — Interest Rate Swaption	2,200,000	3.50%	5/06/2009	(107,310)
OTC	Put — Interest Rate Swaption	1,000,000	2.75%	5/22/2009	5,012
OTC	Put — Interest Rate Swaption	800,000	2.75%	5/22/2009	4,359
					$113,762

Tax Basis Unrealized Appreciation (Depreciation)

At March 31, 2009, net unrealized appreciation (depreciation) on investments was as follows:

	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$478,116,396	$—	$—	$—
Low Duration Bond	418,852,793	3,095,464	26,675,984	(23,580,520)
Inflation Protected Securities	330,029,616	6,725,403	1,240,572	5,484,831
Asset Allocation	520,265,668	36,553,276	154,718,873	(118,165,597)
Equity Income	1,605,421,657	70,769,802	550,933,547	(480,163,745)
Growth & Income	937,964,098	16,707,492	172,455,133	(155,747,641)
Growth	1,788,486,544	27,032,675	353,208,341	(326,175,666)
Select Value	308,337,375	4,503,038	76,876,101	(72,373,063)
Aggressive Opportunities	1,023,725,790	40,016,114	287,777,026	(247,760,912)
Discovery	155,881,735	2,532,069	27,293,503	(24,761,434)
International	1,003,547,155	9,476,003	280,676,709	(271,200,706)
Diversified Assets	333,756,627	1,606,887	7,530,735	(5,923,848)
Core Bond Index	992,974,536	33,162,081	42,721,272	(9,559,191)
500 Stock Index	269,432,851	118,011,441	120,098,678	(2,087,237)
Broad Market Index	427,983,856	129,146,594	175,028,163	(45,881,569)
Mid/Small Company Index	237,793,675	22,039,155	85,886,377	(63,847,222)
Overseas Equity Index	185,349,958	5,700,384	74,449,803	(68,749,419)
Model Portfolio Savings Oriented	293,240,963	89,208	46,697,852	(46,608,644)
Model Portfolio Conservative Growth	526,457,283	157,551	110,462,623	(110,305,072)
Model Portfolio Traditional Growth	1,387,635,841	310,481	393,115,491	(392,805,010)
Model Portfolio Long-Term Growth	1,652,634,142	—	524,213,540	(524,213,540)
Model Portfolio All-Equity Growth	628,724,060	—	270,896,996	(270,896,996)
Milestone Retirement Income	56,279,317	42,682	11,108,651	(11,065,969)
Milestone 2010	82,670,406	65,297	18,611,279	(18,545,982)
Milestone 2015	166,509,463	62,071	47,787,745	(47,725,674)
Milestone 2020	162,087,829	—	48,815,731	(48,815,731)
Milestone 2025	122,958,735	—	40,361,776	(40,361,776)
Milestone 2030	103,506,807	—	34,641,770	(34,641,770)
Milestone 2035	61,577,945	—	21,763,341	(21,763,341)
Milestone 2040	64,307,093	—	22,701,586	(22,701,586)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to earn additional income. As of March 31, 2009, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally receives the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ account securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ account an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as March 31, 2009, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$11,131,973	$11,363,083	102%
Inflation Protected Securities	37,879,053	38,669,869	102%
Asset Allocation	32,902,919	33,199,002	101	%*
Equity Income	136,692,693	137,301,374	100	%*
Growth & Income	79,248,579	79,995,983	101	%*
Growth	148,524,886	150,225,376	101	%*
Select Value	38,905,920	38,950,308	100	%*
Aggressive Opportunities	142,771,494	145,416,549	102%
Discovery	18,519,307	19,316,515	104%
International	53,019,094	54,138,857	102	%*
Core Bond Index	101,386,621	103,196,790	102%
500 Stock Index	27,533,936	27,808,441	101	%*
Broad Market Index	36,673,794	37,100,968	101	%*
Mid/Small Company Index	29,379,043	29,781,397	101	%*
Overseas Equity Index	7,781,608	8,007,542	103	%*

*	Collateralization was brought into compliance with additional collateral received the following day.

The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA.

VANTAGEPOINT
FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG.

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits):  The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	May 27, 2009

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer
Date	May 27, 2009